          As filed with the Securities and Exchange Commission on April 30, 2004
                                                              File Nos. 33-82648
                                                                        811-8696
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

          REGISTRATION STATEMENT UNDER THE
          SECURITIES ACT OF 1933                                 [_]

          PRE-EFFECTIVE AMENDMENT NO.
          POST-EFFECTIVE AMENDMENT NO. 12                        [X]

                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                              AMENDMENT NO. 19 [X]
                        (Check Appropriate Box or Boxes)

                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I
                           (Exact Name of Registrant)

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                               JOHN HANCOCK PLACE
                INSURANCE & SEPARATE ACCOUNTS DEPT. - LAW SECTOR
                                BOSTON, MA 02117
          (Complete address of depositor's principal executive offices)

        Depositor's Telephone Number, Including Area Code: (617) 572-9196

                                   ----------

                           ARNOLD R. BERGMAN, ESQUIRE
                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
                               JOHN HANCOCK PLACE
                INSURANCE & SEPARATE ACCOUNTS DEPT. - LAW SECTOR
                                BOSTON, MA 02117
                (Name and complete address of agent for service)

                                   ----------

                                    Copy to:
                               THOMAS C. LAUERMAN
                                 Foley & Lardner
                               3000 K Street, N.W.
                             Washington, D.C. 20007

                                   ----------

It is proposed that this filing become effective (check appropriate box)

[_]  immediately upon filing pursuant to paragraph (b) of Rule 485
[X]  on May 1, 2004 pursuant to paragraph (b) of Rule 485
[_]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
[_]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Pursuant to Rule 24f-2, Registrant has registered an indefinite amount of securities under the Securities Act of 1933 and filed its Notice for fiscal year 2003 pursuant to Rule 24f-2 on March 19, 2004.

================================================================================

                          Prospectus dated May 1, 2004
                                for interests in
                    John Hancock Variable Annuity Account I
                       Interests are made available under

                   -----------------------------------------
                    INDEPENDENCE PREFERRED VARIABLE ANNUITY
                   -----------------------------------------
      a deferred combination fixed and variable annuity contract issued by

            JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY ("JHVLICO")
The contract enables you to earn fixed rates of interest that we declare under our fixed investment option and investment-based returns in the following variable investment options:

----------------------------------------------------------------------------------------------------------------
 VARIABLE INVESTMENT OPTIONS:                 UNDERLYING FUND MANAGED BY:
 ---------------------------                  --------------------------

----------------------------------------------------------------------------------------------------------------
 EQUITY OPTIONS:
  Equity Index . . . . . . . . . . . . .   SSgA Funds Management, Inc.
  Large Cap Value. . . . . . . . . . . .   T. Rowe Price Associates, Inc.
  Large Cap Growth . . . . . . . . . . .   Independence Investment LLC
  Large Cap Growth B*. . . . . . . . . .   Independence Investment LLC
  Fundamental Growth*. . . . . . . . . .   Independence Investment LLC
  Earnings Growth. . . . . . . . . . . .   Fidelity Management & Research Company
  Growth & Income. . . . . . . . . . . .   Independence Investment LLC and T. Rowe Price Associates, Inc.
  Fundamental Value. . . . . . . . . . .   Wellington Management Company, LLP
  Fundamental Value B* . . . . . . . . .   Wellington Management Company, LLP
  Mid Cap Value B. . . . . . . . . . . .   T. Rowe Price Associates, Inc.
  Mid Cap Growth . . . . . . . . . . . .   Wellington Management Company, LLP
  Small Cap Value. . . . . . . . . . . .   T. Rowe Price Associates, Inc. and Wellington Management Company, LLP
  Small Cap Emerging Growth. . . . . . .   Wellington Management Company, LLP
  Small Cap Growth*. . . . . . . . . . .   Wellington Management Company, LLP
  International Equity Index . . . . . .   SSgA Funds Management, Inc.
  Overseas Equity* . . . . . . . . . . .   Capital Guardian Trust Company
  Overseas Equity B. . . . . . . . . . .   Capital Guardian Trust Company
  Overseas Equity C* . . . . . . . . . .   Capital Guardian Trust Company
  Real Estate Equity . . . . . . . . . .   RREEF America LLC and Van Kampen (a registered trade name of Morgan
                                              Stanley Investment Management Inc.)
 BALANCED OPTIONS:
  Managed. . . . . . . . . . . . . . . .   Independence Investment LLC and Capital Guardian Trust Company

 BOND & MONEY MARKET
  OPTIONS:
  Short-Term Bond. . . . . . . . . . . .   Independence Investment LLC
  Bond Index . . . . . . . . . . . . . .   Standish Mellon Asset Management Company LLC
  Active Bond  . . . . . . . . . . . . .   John Hancock Advisers, LLC, Pacific Investment Management Company LLC
                                              and Declaration Management & Research Company
  High Yield Bond. . . . . . . . . . . .   Wellington Management Company, LLP
  Global Bond  . . . . . . . . . . . . .   Capital Guardian Trust Company
  Money Market . . . . . . . . . . . . .   Wellington Management Company, LLP
----------------------------------------------------------------------------------------------------------------

 *Not available for contracts issued after April 30, 2004.

  The variable investment options shown on page 1 are those available as of the date of this prospectus. We may add, modify or delete variable investment options in the future.

  When you select one or more of these variable investment options, we invest your money in the corresponding investment option(s) of the John Hancock Variable Series Trust I ("the Series Fund"). In this prospectus, the investment options of the Series Fund are referred to as funds. In the prospectuses for the Series Fund, the investment options may also be referred to as "funds," "portfolios" or "series."

  The Series Fund is a so-called "series" type mutual fund registered with the Securities and Exchange Commission ("SEC"). The investment results of each variable investment option you select will depend on those of the corresponding fund of the Series Fund. Each of the funds is separately managed and has its own investment objective and strategies. Attached at the end of this prospectus is a prospectus for the Series Fund. The Series Fund prospectus contains detailed information about each available fund. Be sure to read that prospectus before selecting any of the variable investment options shown on page 1.

  For amounts you don't wish to invest in a variable investment option, you can allocate to the fixed investment option if permitted in your local jurisdiction. We invest the assets allocated to the fixed investment option in our general account and they earn interest at a fixed rate, declared by us, subject to a 3% minimum. Neither our general account nor any interests in our general account are registered with the SEC or subject to the Federal securities laws.

  We refer to the variable investment options and the fixed investment option together as investment options.



                     JOHN HANCOCK ANNUITY SERVICING OFFICE
                     -------------------------------------

                                  MAIL DELIVERY
                                  -------------
                                  P.O. Box 772
                                Boston, MA 02117

                               OVERNIGHT DELIVERY
                               ------------------

                      John Hancock Annuity Image Operations
                         27 Dry Dock Avenue Second Floor
                             South Boston, MA 02110

                              PHONE: 1-800-732-5543

                               FAX: 1-617-572-1571


  Contracts are not deposits or obligations of, or insured, endorsed, or guaranteed by the U.S. Government, any bank, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency, entity or person, other than JHVLICO. They involve investment risks including the possible loss of principal.

************************************************************************

  Please note that the SEC has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                            GUIDE TO THIS PROSPECTUS

  This prospectus contains information that you should know before you buy a contract or exercise any of your rights under the contract. We have arranged the prospectus in the following way:

  . The first section contains an "INDEX OF KEY WORDS."

  . Behind the index is the "FEE TABLE." This section highlights the various fees and expenses you will pay directly or indirectly, if you purchase a contract.

  . The next section is called "BASIC INFORMATION." It contains basic information about the contract presented in a question and answer format. You should read the Basic Information before reading any other section of the prospectus.

  . Behind the Basic Information is "ADDITIONAL INFORMATION." This section gives more details about the contract. It generally does not repeat information contained in the Basic Information.

  . "CONDENSED FINANCIAL INFORMATION" follows the "Additional Information." This gives some basic information about the size and past performance of the variable investment options.

The Series Fund's prospectus is attached at the end of this prospectus. You should save these prospectuses for future reference.

-------------------------------------------------------------------------------
                               IMPORTANT NOTICES

  This is the prospectus - it is not the contract. The prospectus simplifies many contract provisions to better communicate the contract's essential features. Your rights and obligations under the contract will be determined by the language of the contract itself. On request, we will provide the form of contract for you to review. In any event, when you receive your contract, we suggest you read it promptly.

  We've also filed with the SEC a "Statement of Additional Information." This Statement contains detailed information not included in the prospectus. Although a separate document from this prospectus, the Statement of Additional Information has the same legal effect as if it were a part of this prospectus. We will provide you with a free copy of the Statement upon your request. To give you an idea what's in the Statement, we have included a copy of the Statement's table of contents on page 34.


  The contracts are not available in all states. This prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any state to any person to whom it is unlawful to make or solicit an offer in that state.
-------------------------------------------------------------------------------

                               INDEX OF KEY WORDS

  We define or explain each of the following key words used in this prospectus on the pages shown below:

                                                KEY WORD PAGE
  Accumulation units....................................21
  Annuitant..............................................9
  Annuity payments......................................11
  Annuity period........................................11
  Contract year..........................................9
  Date of issue..........................................9
  Date of maturity......................................22
  Free withdrawal amount................................15
  Funds..................................................2
  Fixed investment option................................2
  Investment options.....................................2
  Premium payments.......................................9
  Surrender.............................................15
  Surrender value.......................................16
  Variable investment options........................cover
  Withdrawal............................................15
  Withdrawal charge.....................................15

                                   FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING AN INDEPENDENCE PREFERRED VARIABLE ANNUITY CONTRACT. THE FIRST TABLE DESCRIBES THE CHARGES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

  CONTRACTOWNER TRANSACTION EXPENSES        INDEPENDENCE PREFERRED VARIABLE ANNUITY
--------------------------------------------------------------------------------------
 Maximum Withdrawal Charge (as % of         8% for the first, second and third years
 amount withdrawn or surrendered)/1/            7% for the fourth and fifth years
                                               6% for the sixth and seventh years
                                                         0% thereafter
--------------------------------------------------------------------------------------
 Maximum transfer charge/2/                                   $25
--------------------------------------------------------------------------------------

1) This charge is taken upon withdrawal or surrender within the specified period of years measured from the date of premium payment.

2) This charge is not currently imposed, but we reserve the right to do so in the contract. If we do, it will be taken upon each transfer into or out of a variable investment option beyond an annual limit of not less than 12.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME YOU OWN THE CONTRACT. THIS TABLE DOES NOT INCLUDE FEES AND EXPENSES PAID AT THE FUND LEVEL.


                                             INDEPENDENCE PREFERRED VARIABLE ANNUITY
--------------------------------------------------------------------------------------
 Maximum Annual Contract Fee/3/                               $50
--------------------------------------------------------------------------------------
 Current Annual Contract Fee/4/                               $30
--------------------------------------------------------------------------------------
 Separate Account Annual Expenses (as
 a percentage of average account
 value)/5/
--------------------------------------------------------------------------------------
   Mortality and Expense Risk Charge                         1.15%
   Administrative Services Charge                            0.35%
                                                             ----
 Total Separate Account Annual Expenses                      1.50%
--------------------------------------------------------------------------------------


3) This charge is not currently imposed.

4) This charge applies only to contracts of less than $10,000 during the accumulation period. It is taken at the end of each contract year but, if you surrender a contract before then, it will be taken at the time of surrender.

5) This charge only applies to that portion of account value held in the variable investment options. The charge does not apply to amounts in the fixed account options.

THE NEXT TABLE DESCRIBES THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME YOU OWN AN INDEPENDENCE PREFERRED VARIABLE ANNUITY CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE SERIES FUND'S PROSPECTUS.

       TOTAL ANNUAL FUND OPERATING EXPENSES           MINIMUM       MAXIMUM
--------------------------------------------------------------------------------------
 Range of expenses that are deducted from fund         0.21%         1.96%
 assets, including management fees, distribution
 and/or service (12b-1) fees, and other expenses
--------------------------------------------------------------------------------------

THE NEXT TABLE DESCRIBES FUND LEVEL FEES AND EXPENSES FOR EACH OF THE FUNDS, AS A PERCENTAGE OF THE FUND'S AVERAGE NET ASSETS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2003. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR THE SERIES FUND.

                                                                              TOTAL FUND                     TOTAL FUND
                                            DISTRIBUTION    OTHER OPERATING    OPERATING                      OPERATING
                               INVESTMENT        AND           EXPENSES         EXPENSES                       EXPENSES
                               MANAGEMENT  SERVICE (12B-1)      WITHOUT         WITHOUT        EXPENSE          WITH
FUND NAME                          FEE          FEES         REIMBURSEMENT   REIMBURSEMENT  REIMBURSEMENT   REIMBURSEMENT
--------------------------------------------------------------------------------------------------------------------------
JOHN HANCOCK VARIABLE SERIES
 TRUST I - NAV CLASS SHARES
 (NOTE 1):
--------------------------------------------------------------------------------------------------------------------------
Equity Index                     0.13%           N/A             0.08%           0.21%          0.00%           0.21%
--------------------------------------------------------------------------------------------------------------------------
Large Cap Value                  0.75%           N/A             0.07%           0.82%          0.00%           0.82%
--------------------------------------------------------------------------------------------------------------------------
Large Cap Growth                 0.80%           N/A             0.06%           0.86%          0.00%           0.86%
--------------------------------------------------------------------------------------------------------------------------
Large Cap Growth B*              0.89%           N/A             0.10%           0.99%          0.00%           0.99%
--------------------------------------------------------------------------------------------------------------------------
Fundamental Growth               0.90%           N/A             0.10%           1.00%          0.00%           1.00%
--------------------------------------------------------------------------------------------------------------------------
Earnings Growth                  0.96%           N/A             0.11%           1.07%          0.01%           1.06%
--------------------------------------------------------------------------------------------------------------------------
Growth & Income                  0.67%           N/A             0.06%           0.73%          0.00%           0.73%
--------------------------------------------------------------------------------------------------------------------------
Fundamental Value                0.79%           N/A             0.11%           0.90%          0.01%           0.89%
--------------------------------------------------------------------------------------------------------------------------
Fundamental Value B*             0.91%           N/A             0.19%           1.10%          0.09%           1.01%
--------------------------------------------------------------------------------------------------------------------------
Mid Cap Value B*                 1.05%           N/A             0.14%           1.19%          0.04%           1.15%
--------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth*                  0.96%           N/A             0.10%           1.06%          0.00%           1.06%
--------------------------------------------------------------------------------------------------------------------------
Small Cap Value                  0.95%           N/A             0.11%           1.06%          0.01%           1.05%
--------------------------------------------------------------------------------------------------------------------------
Small Cap Emerging Growth        1.01%           N/A             0.20%           1.21%          0.10%           1.11%
--------------------------------------------------------------------------------------------------------------------------
Small Cap Growth                 1.05%           N/A             0.17%           1.22%          0.07%           1.15%
--------------------------------------------------------------------------------------------------------------------------
International Equity Index       0.17%           N/A             0.05%           0.22%          0.00%           0.22%
--------------------------------------------------------------------------------------------------------------------------
Overseas Equity                  1.23%           N/A             0.34%           1.57%          0.00%           1.57%
--------------------------------------------------------------------------------------------------------------------------
Overseas Equity B*               1.13%           N/A             0.31%           1.44%          0.00%           1.44%
--------------------------------------------------------------------------------------------------------------------------
Overseas Equity C*               1.21%           N/A             0.75%           1.96%          0.00%           1.96%
--------------------------------------------------------------------------------------------------------------------------
Real Estate Equity               0.98%           N/A             0.09%           1.07%          0.00%           1.07%
--------------------------------------------------------------------------------------------------------------------------
Managed                          0.68%           N/A             0.06%           0.74%          0.00%           0.74%
--------------------------------------------------------------------------------------------------------------------------
Short-Term Bond                  0.60%           N/A             0.07%           0.67%          0.00%           0.67%
--------------------------------------------------------------------------------------------------------------------------
Bond Index                       0.14%           N/A             0.10%           0.24%          0.00%           0.24%
--------------------------------------------------------------------------------------------------------------------------
Active Bond                      0.61%           N/A             0.09%           0.70%          0.00%           0.70%
--------------------------------------------------------------------------------------------------------------------------
High Yield Bond                  0.80%           N/A             0.15%           0.95%          0.05%           0.90%
--------------------------------------------------------------------------------------------------------------------------
Global Bond                      0.85%           N/A             0.13%           0.98%          0.00%           0.98%
--------------------------------------------------------------------------------------------------------------------------
Money Market                     0.25%           N/A             0.06%           0.31%          0.00%           0.31%
--------------------------------------------------------------------------------------------------------------------------

(1) Under its current investment management agreements with the John Hancock Variable Series Trust I ("JHVST"), John Hancock Life Insurance Company has contractually agreed to reimburse each JHVST fund (other than the International Equity Index, Overseas Equity, Overseas Equity B, Overseas Equity C and Global Bond funds) when the fund's "other fund expenses" exceed 0.10% of the fund's average daily net assets. The agreements will remain in effect until May 1, 2005, and may be renewed each year thereafter by JHVST. Percentages shown for the Fundamental Value B, Overseas Equity, Overseas Equity B, and Overseas Equity C funds are calculated as if the current management fee schedules, which apply to these funds effective May 1, 2004, were in effect for all of 2003. The percentages shown for the International Equity Index Fund reflect (a) the discontinuance of John Hancock's agreement to reimburse the fund for "other fund expenses" in 2003 that exceeded 0.10% of the fund's average daily net assets and (b) the custodian's agreement, effective April 1, 2004, to reduce its fees for this Fund. The percentages shown for the Overseas Equity, Overseas Equity B, Overseas Equity C and Global Bond funds reflect the discontinuance of John Hancock's agreement to reimburse each of these funds for "other fund expenses" in 2003 that exceeded 0.10% of the fund's average daily net assets. The percentages shown for the Financial Industries fund are based on the fund's current management fee schedule and include the operating expenses and average daily net assets of the fund's predecessor prior to April 25, 2003.

  * Large Cap Growth B was formerly "Large Cap Aggressive Growth," Fundamental Value B was formerly "Large Cap Value CORE/SM//," Mid Cap Value B was formerly "Small/Mid Cap CORE/SM/," Mid Cap Growth was formerly "Small/Mid Cap Growth," Overseas Equity B was formerly "International Opportunities" and Overseas Equity C was formerly "Emerging Markets Equity." "CORE/SM/" is a service mark of Goldman, Sachs & Co.



Examples

THE FOLLOWING TWO EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN AN INDEPENDENCE PREFERRED VARIABLE ANNUITY CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THE FIRST EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN A CONTRACT AND THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR. THIS EXAMPLE ASSUMES THE MAXIMUM ANNUAL CONTACT FEE AND THE MAXIMUM FEES AND EXPENSES OF ANY OF THE FUNDS. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

Independence Preferred Variable Annuity - maximum fund-level total operating expenses


                                          1 YEAR  3 YEARS  5 YEARS   10 YEARS
------------------------------------------------------------------------------
 (1) IF YOU SURRENDER YOUR CONTRACT AT    $1075    $1799    $2455     $3798
 THE END OF THE APPLICABLE TIME PERIOD:
------------------------------------------------------------------------------
 (2) IF YOU ANNUITIZE YOUR CONTRACT AT    $ 355    $1082    $1829     $3798
 THE END OF THE APPLICABLE TIME PERIOD:
------------------------------------------------------------------------------
 (3) IF YOU DO NOT SURRENDER YOUR         $ 355    $1082    $1829     $3798
 CONTRACT:
------------------------------------------------------------------------------



THE NEXT EXAMPLE ALSO ASSUMES THAT YOU INVEST $10,000 IN A CONTRACT AND THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR. THIS EXAMPLE ASSUMES THE AVERAGE ANNUAL CONTRACT FEE WE EXPECT TO RECEIVE FOR THE CONTRACTS AND THE MINIMUM FEES AND EXPENSES OF ANY OF THE FUNDS.

ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

Independence Preferred Variable Annuity - minimum fund-level total operating expenses


                                           1 YEAR  3 YEARS  5 YEARS  10 YEARS
-------------------------------------------------------------------------------
 (1) IF YOU SURRENDER YOUR CONTRACT AT      $898    $1271    $1553     $2062
 THE END OF THE APPLICABLE TIME PERIOD:
-------------------------------------------------------------------------------
 (2) IF YOU ANNUITIZE YOUR CONTRACT AT      $178    $ 551    $ 949     $2062
 THE END OF THE APPLICABLE TIME PERIOD:
-------------------------------------------------------------------------------
 (3) IF YOU DO NOT SURRENDER YOUR           $178    $ 551    $ 949     $2062
 CONTRACT:
-------------------------------------------------------------------------------

                               BASIC INFORMATION

  This "Basic Information" section provides answers to commonly asked questions about the contract. Here are the page numbers where the questions and answers appear:


  QUESTION                                                           STARTING ON PAGE
  --------                                                           ----------------
What is the contract?. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9

Who owns the contract? . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9

Is the owner also the annuitant? . . . . . . . . . . . . . . . . . . . . . . . 9

How can I invest money in a contract?. . . . . . . . . . . . . . . . . . . . . 9

How will the value of my investment in the contract change over time?. . . . .10

What annuity benefits does the contract provide? . . . . . . . . . . . . . . .11

To what extent can JHVLICO vary the terms and conditions of the contracts? . .11

What are the tax consequences of owning a contract?. . . . . . . . . . . . . .12

How can I change my contract's investment allocations? . . . . . . . . . . . .12

What fees and charges will be deducted from my contract? . . . . . . . . . . .14

How can I withdraw money from my contract? . . . . . . . . . . . . . . . . . .16

What happens if the annuitant dies before my contract's date of maturity?. . .17

Can I return my contract?. . . . . . . . . . . . . . . . . . . . . . . . . . .18

WHAT IS THE CONTRACT?

  The contract is a deferred payment variable annuity contract. An "annuity contract" provides a person (known as the "annuitant" or "payee") with a series of periodic payments. Because this contract is also a "deferred payment" contract, the annuity payments will begin on a future date, called the contract's "date of maturity." Under a "variable annuity" contract, the amount you have invested can increase or decrease in value daily based upon the value of the variable investment options chosen.

WHO OWNS THE CONTRACT?

  That's up to you. Unless the contract provides otherwise, the owner of the contract is the person who can exercise the rights under the contract, such as the right to choose the investment options or the right to surrender the contract. In many cases, the person buying the contract will be the owner. However, you are free to name another person or entity (such as a trust) as owner. In writing this prospectus, we've assumed that you, the reader, are the person or persons entitled to exercise the rights and obligations under discussion.

IS THE OWNER ALSO THE ANNUITANT?

  In many cases, the same person is both the annuitant and the owner of a contract. The annuitant is the person whose lifetime is used to measure the period of time when we make various forms of annuity payments. Also, the annuitant receives payments from us under any annuity option that commences during the annuitant's lifetime. We may permit you to name another person as annuitant or joint annuitant if that person meets our underwriting standards. We may also permit you to name as joint annuitants two persons other than yourself if those persons meet our underwriting standards.

HOW CAN I INVEST MONEY IN A CONTRACT?

Premium payments

  We call the investments you make in your contract premiums or premium payments. In general, you need at least a $5,000 initial premium payment to purchase a contract. However, you need only $1,000 for an individual retirement account or a qualified plan. If you choose to contribute more money into your contract, each subsequent premium payment must also be at least $50.

Applying for a contract

  An authorized representative of John Hancock through whom you purchase your contract will assist you in (1) completing an application for a contract and (2) transmitting it, along with your initial premium payment, to the John Hancock Annuity Servicing Office.

  Once we receive your initial premium payment and all necessary information, we will issue your contract and invest your initial premium payment within two business days. If the information is not in good order, we will contact you to get the necessary information. If for some reason, we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information.

  We measure the years and anniversaries of your contract from its date of issue. We use the term contract year to refer to each period of time between anniversaries of your contract's date of issue.

Limits on premium payments

  You can make premium payments of up to $500,000 in any one contract year ($100,000 into the fixed investment option, after the initial premium payment which can be as much as $500,000). The total of all new premium payments and transfers that you allocate to any one variable investment option in any one contract year may not exceed $1,000,000. While the annuitant is alive and the contract is in force, you can make premium payments at any time before the annuitant's 85th birthday.

  We will not issue a contract if the proposed annuitant is age 80 or older. We may waive any of these limits, however.

Ways to make premium payments

  Premium payments made by check or money order should be:

.. drawn on a U.S. bank,

.. drawn in U.S. dollars, and

.. made payable to "John Hancock."

  We will not accept credit card checks. Nor will we accept starter or third party checks that fail to meet our administrative requirements. Premium payments after the initial premium payment should be sent to the John Hancock Annuity Servicing Office at the address shown on page 2 of this prospectus. We will accept your initial premium payment by exchange from another insurance company. You can find information about other methods of premium payment by contacting your JHVLICO representative or by contacting the John Hancock Annuity Servicing Office.

  Once we have issued your contract and it becomes effective, we credit you with any additional premiums you pay as of the day we receive them at the John Hancock Annuity Servicing Office.

Premium payments by wire

  If you purchase your contract through a broker-dealer firm or financial institution, you may transmit your initial premium payment by wire order. Your wire orders must include information necessary to allocate the premium payment among your selected investment options.

  If your wire order is complete, we will invest the premium payment in your selected investment options as of the day we received the wire order. If the wire order is incomplete, we may hold your initial premium payment for up to 5 business days while attempting to obtain the missing information. If we can't obtain the information within 5 business days, we will immediately return your premium payment, unless you tell us to hold the premium payment for 5 more days pending completion of the application. Nevertheless, until we receive and accept a properly completed and signed application, we will not:

.. issue a contract;

.. accept premium payments;  or

.. allow other transactions.

  After we issue your contract, subsequent premium payments may be transmitted by wire through your bank. Information about our bank, our account number, and the ABA routing number may be obtained from the John Hancock Annuity Servicing Office. Banks may charge a fee for wire services.

HOW WILL THE VALUE OF MY INVESTMENT IN THE CONTRACT CHANGE OVER TIME?

  Prior to a contract's date of maturity, the amount you've invested in any variable investment option will increase or decrease based upon the investment experience of the corresponding fund. Except for certain charges we deduct, your investment experience will be the same as if you had invested in the fund directly and reinvested all fund dividends and distributions in additional shares.

  Like a regular mutual fund, each fund deducts investment management fees and other operating expenses. These expenses are shown in the fee table beginning on page 5. However, unlike a mutual fund, we will also deduct charges relating to the annuity guarantees and other features provided by the contract. These charges reduce your investment performance and the amount we have credited to your contract in any variable investment option. We describe these charges under "What fees and charges will be deducted from my contract?" beginning on page 14.

  Each premium payment you allocate to the fixed investment option will earn interest (calculated on a compounded basis) at our declared rate in effect at the time of the deposit into the fixed investment option. From time to time, we declare new rates, subject to a 3% minimum. For purposes of crediting interest, transfers from a variable investment option will be treated as a premium payment.

  Under current practice, we credit interest to amounts allocated to the fixed investment option based on the size of the initial premium payment. We credit a higher rate for initial premium payments of $10,000 or more. The rate of interest credited on each amount varies based upon when that amount was allocated to the fixed investment option.

  At any time before the date of maturity, the total value of your contract equals

.. the total amount you invested,

.. minus all charges we deduct,

.. minus all withdrawals you have made,

.. plus or minus each variable investment option's positive or negative investment return that we credit daily to any of your contract's value daily while it is in that option,

.. plus the interest we credit to any of your contract's value while it is in the fixed investment option.

WHAT ANNUITY BENEFITS DOES A CONTRACT PROVIDE?

  If your contract is still in effect on its date of maturity, it enters what is called the annuity period. During the annuity period, we make a series of fixed or variable payments to you as provided under one of our several annuity options. The form in which we will make the annuity payments, and the proportion of such payments that will be on a fixed basis and on a variable basis, depend on the elections that you have in effect on the date of maturity. Therefore you should exercise care in selecting your date of maturity and your choices that are in effect on that date.

  You should carefully review the discussion under "The annuity period," beginning on page 22, for information about all of these choices you can make.

TO WHAT EXTENT CAN JHVLICO VARY THE TERMS AND CONDITIONS OF THE CONTRACTS?

State law insurance requirements

  Insurance laws and regulations apply to us in every state in which our contracts are sold. As a result, various terms and conditions of your contract may vary from the terms and conditions described in this prospectus, depending upon where you reside. These variations will be reflected in your contract or in endorsements attached to your contract.

Variations in charges or rates

  We may vary the charges, guarantee periods, and other terms of our contracts where special circumstances result in sales or administrative expenses, mortality risks or other risks that are different from those normally associated with the contracts. These include the types of variations discussed under "Certain changes" in the Additional Information section of this prospectus.

WHAT ARE THE TAX CONSEQUENCES OF OWNING A CONTRACT?

  In most cases, no income tax will have to be paid on amounts you earn under a contract until these earnings are paid out. All or part of the following distributions from a contract may constitute a taxable payout of earnings:

.. partial withdrawal (including systematic withdrawals),

.. full withdrawal ("surrender"),

.. payment of any death benefit proceeds, and

.. periodic payments under one of our annuity payment options.

How much you will be taxed on distribution is based upon complex tax rules and depends on matters such as:

.. the type of the distribution,

.. when the distribution is made,

.. the nature of any tax-qualified retirement plan for which the contract is being used, if any, and

.. the circumstances under which the payments are made

  If your contract is issued in connection with a tax-qualified retirement plan, all or part of your premium payments may be tax-deductible.

  Special 10% tax penalties apply in many cases to the taxable portion of any distributions from a contract before you reach age 59 1/2. Also, most tax-qualified plans require that distributions from a contract commence and/or be completed by a certain period of time. This effectively limits the period of time during which you can continue to derive tax deferral benefits from any tax-deductible premiums you paid or on any earnings under the contract.

  The favorable tax benefits available for annuity contracts issued in connection with an individual retirement annuity plan or other tax-qualified retirement plan, are also generally available for other types of investments of tax-qualified plans, such as investments in mutual funds, equities and debt instruments. You should carefully consider whether the expenses under an annuity contract issued in connection with a tax-qualified plan, and the investment options, death benefits and lifetime annuity income options provided under such an annuity contract, are suitable for your needs and objectives.

HOW CAN I CHANGE MY CONTRACT'S INVESTMENT ALLOCATIONS?

Allocation of premium payments

  When you apply for your contract, you specify the investment options in which your premium payments will be allocated. You may change this investment allocation for future premium payments at any time. Any change in allocation will be effective as of receipt of your request at the John Hancock Annuity Servicing Office.

  At any one time, you may invest in up to 10 of the available investment options. Currently, you may use a maximum of 18 investment options over the life of your contract. For purposes of this limit, each contribution or transfer of assets into an investment option that you are not then using counts as one "use" of an investment option, even if you had used that option at an earlier time.

Transferring your assets

  You may transfer all or part of the assets held in one investment option to any other investment option within 30 days prior to the contract's date of maturity, up to the above-mentioned maximum of 18 investment options. During the annuity period, you may make transfers that will result in no more than 4 investment options being used at once.

  To make a transfer, you must tell us how much to transfer, either as a whole number percentage or as a specific dollar amount. A confirmation of each transfer will be sent to you. Without our approval, the maximum amount you may transfer to or from any variable investment option in any contract year is $1,000,000.

  The contracts are not designed for professional market timing organizations, or other persons or entities that use programmed or frequent transfers among the investment options. As a consequence, we have reserved the right to impose limits on the number and frequency of transfers into and out of variable investment options, and to impose a charge of up to $25 for any transfer beyond an annual limit (which will not be less than 12). Under our current rules, we impose no charge on transfers but we do impose the following restrictions into and out of variable investment options:

.. No more than 12 such transfer requests will be processed in any contract year. In applying this restriction, any transfer request involving the transfer of assets into or out of multiple variable investment options will still count as only one request.

.. We will monitor your transfer requests to determine whether you have transferred account value into any variable investment option within 28 calendar days after you transferred account value out of that variable investment option (i.e., effected a "round trip"). If we determine that you have effected a round trip, you will be prohibited from effecting any further round trips with respect to any variable investment option for as long as the contract remains in effect.

If we change any of the above rules relating to transfers, we will notify you of the change. Transfers under our dollar-cost averaging program will not be counted toward any limit or restriction on transfers into and out of variable investment options.

  In addition, certain restrictions apply specifically to transfers involving the fixed investment option. You may not

.. transfer assets to or from the fixed investment option during the annuity period,

.. transfer or deposit (exclusive of the initial premium payment) more than $100,000 into the fixed investment option during a contract year,

.. make any transfers into the fixed investment option within six months of a transfer out of the fixed investment option,

.. transfer out of the fixed investment option more than once during a contract year and only on or within 30 days after the anniversary of your contract's issuance ("contract anniversary"),

.. transfer or deposit money into the fixed investment option after the 10th contract year, or

.. transfer out of the fixed investment option more than the greater of $500 or 20% of your assets in the fixed investment option in any one contract year.

Procedure for transferring your assets

  You may request a transfer in writing or, if you have authorized telephone transfers, by telephone or fax. All transfer requests should be directed to the John Hancock Annuity Servicing Office at the one of the locations shown on page
2. Your request should include

.. your name,

.. daytime telephone number,

.. contract number,

.. the names of the investment options being transferred to and from each, and

.. the amount of each transfer.

The request becomes effective on the day we receive your request, in proper form, at the John Hancock Annuity Servicing Office.

Telephone and facsimile transactions

  If you complete a special authorization form, you can request transfers among investment options and changes of allocation among investment options simply by telephoning or by faxing us at the John Hancock Annuity Servicing Office. Any fax request should include your name, daytime telephone number, contract number and, in the case of transfers and changes of allocation, the names of the investment options involved. We will honor telephone instructions from anyone who provides the correct identifying information, so there is a risk of loss to you if this service is used by an unauthorized person. However, you will receive written confirmation of all telephone transactions. There is also a risk that you will be unable to place your request due to equipment malfunction or heavy phone line usage. If this occurs, you should submit your request in writing.

  If you authorize telephone transactions, you will be liable for any loss, expense or cost arising out of any unauthorized or fraudulent telephone instructions which we reasonably believe to be genuine, unless such loss, expense or cost is the result of our mistake or negligence. We employ procedures which provide safeguards against the execution of unauthorized transactions, and which are reasonably designed to confirm that instructions received by telephone are genuine. These procedures include requiring personal identification, tape recording calls, and providing written confirmation to the owner. If we do not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, we may be liable for any loss due to unauthorized or fraudulent instructions.

  As stated earlier in this prospectus, the contracts are not designed for professional market timing organizations or other persons or entities that use programmed or frequent transfers among investment options. For reasons such as that, we have imposed restrictions on transfers. However, we also reserve the right to change our telephone and facsimile transaction policies or procedures at any time. We also reserve the right to suspend or terminate the privilege altogether with respect to any owners who we feel are abusing the privilege to the detriment of other owners.

Dollar-cost averaging program

  You may elect, at no cost, to automatically transfer assets from any variable investment option to one or more other variable investment options on a monthly, quarterly, semiannual, or annual basis. The following conditions apply to the dollar-cost averaging program:

.. you may elect the program only if the total value of your contract equals
  $20,000 or more,

.. the amount of each transfer must equal at least $250,

.. you may change your variable investment allocation instructions at any time in writing or, if you have authorized telephone transfers, by telephone,

.. you may discontinue the program at any time,

.. the program continues until the earlier of (1) 12, 24, or 36 months
  (whichever you elect) or (2) full liquidation of the variable investment option from which we are taking the transfers,

.. automatic transfers to or from the fixed investment option are not permitted,

.. you cannot elect the dollar-cost averaging program if you are participating in the systematic withdrawal plan.

We reserve the right to terminate the program at any time.

WHAT FEES AND CHARGES WILL BE DEDUCTED FROM MY CONTRACT?

Mortality and expense risk charge

  We deduct a daily charge that compensates us primarily for mortality and expense risks that we assume under the contracts. On an annual basis, this charge equals 1.15% of the value of the assets you have allocated to the variable investment options. (This charge does not apply to assets you have in our fixed investment option.)

  In return for mortality risk charge, we assume the risk that annuitants as a class will live longer than expected, requiring us to a pay greater number of annuity payments. In return for the expense risk charge, we assume the risk that our expenses relating to the contracts may be higher than we expected when we set the level of the contracts' other fees and charges, or that our revenues from such other sources will be less.

Administrative services charge

  We deduct a daily charge for administrative and clerical services that the contracts require us to provide. On an annual basis, this charge equals 0.35% of the value of the assets you have allocated to the variable investment options.

Annual contract fee

  Prior to the date of maturity of your contract, we will deduct $30 each year from your contract if it has a total value of less than $10,000. We deduct this annual contract fee at the beginning of each contract year after the first. We also deduct it if you surrender your contract. We take the deduction proportionally from each investment option you are then using. However, we will not deduct any portion of the annual contract fee from the fixed investment option if such deduction would result in an accumulation of amounts allocated to the fixed investment option at less than the guaranteed minimum rate of 3%. In such case, we will deduct that portion of the contract fee proportionately from the other investment options you are using. We reserve the right to increase the annual contract fee to $50.

Premium taxes

  We make deductions for any applicable premium or similar taxes based on the amount of a premium payment. Currently, certain local jurisdictions assess a tax of up to 5% of each premium payment.

  In most cases, we deduct a charge in the amount of the tax from the total value of the contract only at the time of annuitization, death, surrender, or withdrawal. We reserve the right, however, to deduct the charge from each premium payment at the time it is made. We compute the amount of the charge by multiplying the applicable premium tax percentage times the amount you are withdrawing, surrendering, annuitizing or applying to a death benefit.

Withdrawal charge

  If you withdraw some money from your contract prior to the date of maturity (a "partial withdrawal") or if you surrender (turn in) your contract, in its entirety, for cash prior to the date of maturity (a "total withdrawal" or "surrender"), we may assess a withdrawal charge. We use this charge to help defray expenses relating to the sales of the contracts, including commissions paid and other distribution costs.

  Here's how we determine the charge: In any contract year, you may withdraw up to 10% of the total value of your contract (computed as of the beginning of the contract year) without the assessment of any withdrawal charge. We refer to this amount as the "free withdrawal amount." However, if the amount you withdraw or surrender totals more than the free withdrawal amount during the contract year, we will assess a withdrawal charge on any amount of the excess that we attribute to premium payments you made within seven years of the date of the withdrawal or surrender.

  The withdrawal charge percentage depends upon the number of years that have elapsed from the date you paid the premium to the date of its withdrawal, as shown in the Fee Tables.

  Solely for purposes of determining the amount of the withdrawal charge, we assume that each withdrawal (together with any associated withdrawal charge) is a withdrawal first from the earliest premium payment, and then from the next earliest premium payment, and so forth until all payments have been exhausted. Once a premium payment has been considered to have been "withdrawn" under these procedures, that premium payment will not enter into any future withdrawal charge calculations. For this purpose, we also consider any amounts that we deduct for the annual contract charge to have been withdrawals of premium payments (which means that no withdrawal charge will ever be paid on those amounts).

  The amount of any withdrawal that exceeds any remaining premium payments that have not already been considered as withdrawn will not be subject to any withdrawal charge. This means that no withdrawal charge will apply to any favorable investment experience that you have earned.

  Here's how we deduct the withdrawal charge: We deduct the withdrawal charge proportionally from each investment option being reduced by the surrender or withdrawal. For example, if 60% of the withdrawal amount comes from a "Growth & Income" variable investment option and 40% from a money market variable investment option, then we will deduct 60% of the withdrawal charge from the Growth & Income option and 40% from the money market option. If any such option has insufficient remaining value to cover the charge, we will deduct any shortfall from all of your other investment options, pro-rata based on the value in each. If your contract as a whole has insufficient surrender value to pay the entire charge, we will pay you no more than the surrender value.

  You will find examples of how we compute the withdrawal charge in Appendix A to this prospectus.

  When withdrawal charges don't apply: We don't assess a withdrawal charge in the following situations:

.. on amounts applied to an annuity option at the contract's date of maturity or to pay a death benefit;

.. on amounts withdrawn to satisfy the minimum distribution requirements for tax qualified plans. (Amounts above the minimum distribution requirements are subject to any applicable withdrawal charge, however.)

  In addition, under our exchange offer program, certain pension plans may be eligible to exchange their contracts, without charge, for shares of certain mutual funds distributed by John Hancock Funds, LLC. Under the terms of the exchange offer, any remaining withdrawal charge applicable to any contract exchanged would be waived at the time of the exchange transaction. You can participate in the exchange offer only if your contract was purchased on behalf of either

.. a pension plan qualified under Section 401(k) of the Internal Revenue Code of 1986 or

.. a targeted benefit pension plan where plan assets are not allocated specifically as being for the account of individual plan participants.

  The exchange offer was expected to remain open until March 1, 1999, but could be extended for particular offerees under special circumstances. Such extensions have occurred and may continue to occur for an indefinite period of time.

HOW CAN I WITHDRAW MONEY FROM MY CONTRACT?

Surrenders and partial withdrawals

  Prior to your contract's date of maturity, if the annuitant is living, you may:

.. surrender your contract for a cash payment of its "surrender value," or

.. make a partial withdrawal of the surrender value.

  The surrender value of a contract is the total value of a contract, minus the annual contract fee and any applicable premium tax and withdrawal charges. We will determine the amount surrendered or withdrawn as of the date we receive your request in proper form at the John Hancock Annuity Servicing Office.

  Certain surrenders and withdrawals may result in taxable income to you or other tax consequences as described under "Tax information," beginning on page
25. Among other things, if you make a full surrender or partial withdrawal from your contract before you reach age 59 1/2, an additional federal penalty of 10% generally applies to any taxable portion of the withdrawal.

  We will deduct any partial withdrawal proportionally from each of your investment options based on the value in each, unless you direct otherwise.

  Without our prior approval, you may not make a partial withdrawal

.. for an amount less than $100, or

.. if the remaining total value of your contract would be less than $1,000.

  If your "free withdrawal value" at any time is less than $100, you must withdraw that amount in full, in a single sum, before you make any other partial withdrawals. A partial withdrawal is not a loan and cannot be repaid. We reserve the right to terminate your contract if the value of your contract becomes zero.

  You generally may not make any surrenders or partial withdrawals once we begin making payments under an annuity option.

Systematic withdrawal plan

  Our optional systematic withdrawal plan enables you to preauthorize periodic withdrawals. If you elect this plan, we will withdraw a dollar amount from your contract on a monthly, quarterly, semiannual, or annual basis, based upon your instructions.

We will deduct the requested amount from each applicable investment option in the ratio that the value of each bears to the total value of your contract. Each systematic withdrawal is subject to any withdrawal charge that would apply to an otherwise comparable non-systematic withdrawal. See "How will the value of my investment in the contract change over time?" beginning on page 10, and "What fees and charges will be deducted from my contract?" beginning on page 14. The same tax consequences also generally will apply.


  The following conditions apply to systematic withdrawal plans:

.. you may elect the plan only if the total value of your contract equals
  $25,000 or more,

.. in any one contract year, you may not withdraw more than 10% of the total value of your contract at the beginning of the contract year,

.. the amount of each systematic withdrawal must equal at least $100,

.. if the amount of each withdrawal drops below $100 or the total value of your contract becomes less than $5,000, we will suspend the plan and notify you,

.. you may cancel the plan at any time,

.. you cannot elect this plan if you are participating in the dollar-cost averaging program.

We reserve the right to modify the terms or conditions of the plan at any time without prior notice.

WHAT HAPPENS IF THE ANNUITANT DIES BEFORE MY CONTRACT'S DATE OF MATURITY?

Guaranteed minimum death benefit

  If the annuitant dies before your contract's date of maturity, we will pay a death benefit, that is the greatest of:


  (1) the total value of your contract, or

  (2) the total amount of premium payments made, minus any partial withdrawals and related withdrawal charges, or

  (3) in states where permitted by law, the highest total value of your contract as of any third interval anniversary of your contract to date (preceding the anniversary nearest the annuitant's 81st birthday), plus any premium payments you have made since that anniversary, minus any withdrawals you have taken (and any related withdrawal charges) since that anniversary.

  We calculate the amounts in clauses (1) and (2) as of the day we receive, at the John Hancock Annuity Servicing Office:

.. proof of the annuitant's death, and

.. any required instructions as to method of settlement.

  We calculate the amount in clause (3) as follows: On the third anniversary of your contract (and every third anniversary thereafter until the anniversary closest to the annuitant's 81st birthday), we compute the total value of your contract adjusting for premium payments and partial withdrawals since that anniversary. We compare that amount to amounts in clauses (1) and (2). The greatest of these three amounts forms a minimum which may increase on subsequent third interval anniversaries with favorable investment performance and additional premium payments but will never decrease unless partial withdrawals are taken.


  Unless you have elected an optional method of settlement, we will pay the death benefit in a single sum to the beneficiary you chose prior to the annuitant's death. If you have not elected an optional method of settlement, the beneficiary may do so. However, if the death benefit is less than $5,000, we will pay it in a lump sum, regardless of any election. You can find more information about optional methods of settlement under "Annuity options," beginning on page 24.

CAN I RETURN MY CONTRACT?

  In most cases, you have the right to cancel your contract within 10 days (or longer in some states) after you receive it. To cancel your contract, simply deliver or mail it to:

.. JHVLICO at the address shown on page 2, or

.. the JHVLICO representative who delivered the contract to you.

  In most states, you will receive a refund equal to the total value of your contract on the date of cancellation, increased by any charges for premium taxes deducted by us to that date. In some states, or if your contract was issued as an "IRA," you will receive a refund of any premiums you've paid. The date of cancellation will be the date we receive the contract.

                             ADDITIONAL INFORMATION


  This section of the prospectus provides additional information that is not contained in the Basic Information section on pages 8 through 18.


  CONTENTS OF THIS SECTION                                   STARTING ON PAGE

  Description of JHVLICO. . . . . . . . . . . . . . . . . . . . . . . 20

  Who should purchase a contract. . . . . . . . . . . . . . . . . . . 20

  How we support the variable investment options. . . . . . . . . . . 21

  Description of charges at the fund level. . . . . . . . . . . . . . 21

  The accumulation period . . . . . . . . . . . . . . . . . . . . . . 21

  The annuity period. . . . . . . . . . . . . . . . . . . . . . . . . 22

  Variable investment option valuation procedures . . . . . . . . . . 24

  Miscellaneous provisions. . . . . . . . . . . . . . . . . . . . . . 25

  Tax information . . . . . . . . . . . . . . . . . . . . . . . . . . 25

  Performance information . . . . . . . . . . . . . . . . . . . . . . 32

  Reports . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 33

  Voting privileges . . . . . . . . . . . . . . . . . . . . . . . . . 33

  Certain changes . . . . . . . . . . . . . . . . . . . . . . . . . . 33

  Distribution of contracts . . . . . . . . . . . . . . . . . . . . . 34

  Experts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 34

  Registration statement. . . . . . . . . . . . . . . . . . . . . . . 35

  Condensed Financial Information . . . . . . . . . . . . . . . . . . 36

  Appendix A - Examples of withdrawal charge calculation. . . . . . . 39

  Appendix B- Contract loans under Section 403(b) ("TSA loans")'. . . 41

DESCRIPTION OF JHVLICO

  We are JHVLICO, a stock life insurance company chartered in 1979 under Massachusetts law, with its home office at 197 Clarendon Street, Boston, Massachusetts 02117. We are authorized to transact a life insurance and annuity business in all states other than New York and in the District of Columbia.

  We are regulated and supervised by the Massachusetts Commissioner of Insurance, who periodically examines our affairs. We also are subject to the applicable insurance laws and regulations of all jurisdictions in which we are authorized to do business. We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions in which we do business for purposes of determining solvency and compliance with local insurance laws and regulations. The regulation to which we are subject, however, does not provide a guarantee as to such matters.

  We are a wholly-owned subsidiary of John Hancock Life Insurance Company ("John Hancock"), a Massachusetts stock life insurance company. On February 1, 2000, John Hancock Mutual Life Insurance Company (which was chartered in Massachusetts in 1862) converted to a stock company by "demutualizing" and changed its name to John Hancock Life Insurance Company. As part of the demutualization process, John Hancock became a subsidiary of John Hancock Financial Services, Inc., a newly formed publicly-traded corporation. In April 2004, John Hancock Financial Services, Inc. was merged with a subsidiary of Manulife Financial Corporation, a publicly-traded corporation organized under the laws of Canada. The merger was effected pursuant to an Agreement and Plan of Merger dated as of September 28, 2003. As a consequence of the merger, John Hancock's ultimate parent is now Manulife Financial Corporation. John Hancock's home office is at John Hancock Place, Boston, Massachusetts 02117. As of December 31, 2003, John Hancock's assets were approximately $96 billion and it had invested approximately $575 million in JHVLICO in connection with JHVLICO's organization and operation. It is anticipated that John Hancock will from time to time make additional capital contributions to JHVLICO to enable us to meet our reserve requirements and expenses in connection with our business. John Hancock is committed to make additional capital contributions if necessary to ensure that we maintain a positive net worth.

WHO SHOULD PURCHASE A CONTRACT?

  We designed these contracts for individuals doing their own retirement planning, including purchases under plans and trusts that do not qualify for special tax treatment under the Internal Revenue Code of 1986 (the "Code"). We also offer the contracts for purchase under:

.. traditional individual retirement annuity plans ("traditional IRAs") satisfying the requirements of Section 408 of the Code;

.. SIMPLE IRA plans adopted under Section 408(p) of the Code;

.. Simplified Employee Pension plans ("SEPs") adopted under Section 408(k) of the Code; and

.. annuity purchase plans adopted under Section 403(b) of the Code by public school systems and certain other tax-exempt organizations.


  We do not currently offer the contracts to every type of tax-qualified plan, and we may not offer the contracts for all types of tax-qualified plans in the future. In certain circumstances, we may make the contracts available for purchase under deferred compensation plans maintained by a state or political subdivision or tax exempt organization under Section 457 of the Code or by pension or profit-sharing plans qualified under section 401(a) of the Code. We provide general federal income tax information for contracts purchased in connection with tax qualified retirement plans beginning on page 27.


  When a contract forms part of a tax-qualified plan it becomes subject to special tax law requirements, as well as the terms of the plan documents themselves, if any. Additional requirements may apply to plans that cover a "self-employed individual" or an "owner-employee". Also, in some cases, certain requirements under "ERISA" (the Employee Retirement Income Security Act of 1974) may apply. Requirements from any of these sources may, in effect, take precedence over (and in that sense modify) the rights and privileges that an owner otherwise would have under a contract. Some such requirements may also apply to certain retirement plans that are not tax-qualified.

  We may include certain requirements from the above sources in endorsements or riders to the affected contracts. In other cases, we do not. In no event, however, do we undertake to assure a contract's compliance with all plan, tax law, and ERISA requirements applicable to a tax-qualified or non tax-qualified retirement plan. Therefore, if you use or plan to use a contract in connection with such a plan, you must consult with competent legal and tax advisers to ensure that you know of (and comply with) all such requirements that apply in your circumstances.

  To accommodate "employer-related" pension and profit-sharing plans, we provide "unisex" purchase rates. That means the annuity purchase rates are the same for males and females. Any questions you have as to whether you are participating in an "employer-related" pension or profit-sharing plan should be directed to your employer. Any question you or your employer have about unisex rates may be directed to the John Hancock Annuity Servicing Office.

HOW WE SUPPORT THE VARIABLE INVESTMENT OPTIONS

  We hold the fund shares that support our variable investment options in John Hancock Variable Annuity Account I (the "Account"), a separate account established by JHVLICO under Massachusetts law. The Account is registered as a unit investment trust under the Investment Company Act of 1940 ("1940 Act").

  The Account's assets, including the Series Fund's shares, belong to JHVLICO. Each contract provides that amounts we hold in the Account pursuant to the policies cannot be reached by any other persons who may have claims against us.

  All of JHVLICO's general assets also support JHVLICO's obligations under the contracts, as well as all of its other obligations and liabilities. These general assets consist of all JHVLICO's assets that are not held in the Account (or in another separate account) under variable annuity or variable life insurance contracts that give their owners a preferred claim on those assets.

DESCRIPTION OF CHARGES AT THE FUND LEVEL

  The funds must pay investment management fees and other operating expenses. These fees and expenses, as shown in the fund expense table in the Fee Tables, are different for each fund and reduce the investment return of each fund. Therefore, they also indirectly reduce the return you will earn on any variable investment options you select.

  The figures for the funds shown in the fund expense table are based on historical fund expenses, as a percentage (rounded to two decimal places) of each fund's average daily net assets for 2003, except as indicated in the footnotes appearing at the end of the table. Expenses of the funds are not fixed or specified under the terms of the contract, and those expenses may vary from year to year.

THE ACCUMULATION PERIOD

Your value in our variable investment options

  Each premium payment or transfer that you allocate to a variable investment option purchases accumulation units of that variable investment option. Similarly, each withdrawal or transfer that you take from a variable investment option (as well as certain charges that may be allocated to that option) result in a cancellation of such accumulation units.

Valuation of accumulation units

  To determine the number of accumulation units that a specific transaction will purchase or cancel, we use the following formula:

              ----------------------------------------------------
              dollar amount of transaction
                                   DIVIDED BY
              value of one accumulation unit for the applicable variable investment option at the time of such transaction
              ----------------------------------------------------

  The value of each accumulation unit will change daily depending upon the investment performance of the fund that corresponds to that variable investment option and certain charges we deduct from such investment option. (See "Variable investment option valuation procedures on page 24.")


  Therefore, at any time prior to the date of maturity, the total value of your contract in a variable investment option can be computed according to the following formula:

              ----------------------------------------------------
              number of accumulation units in the variable
              investment options
                                      TIMES
              value of one accumulation unit for the applicable
              variable investment option that time
              ----------------------------------------------------


Your value in the fixed investment option

  On any date, the total value of your contract in the fixed investment option equals:

.. the amount of premium payments or transferred amounts allocated to the fixed investment option, MINUS

.. the amount of any withdrawals or transfers paid out of the fixed investment option, PLUS

.. interest compounded daily on any amounts in the fixed investment option at the effective annual rate of interest we have declared, MINUS

.. the amount of any charges and fees deducted from the fixed investment option.

THE ANNUITY PERIOD

Date of maturity

  Your contract specifies the date of maturity, when payments from one of our annuity options are scheduled to begin. You initially choose a date of maturity when you complete your application for a contract. Unless we otherwise permit, the date of maturity must be

.. at least 6 months after the date the first premium payment is applied to your contract and

.. no later than the maximum age specified in your contract (normally age 85).


  Subject always to these requirements, you may subsequently select an earlier date of maturity. The John Hancock Annuity Servicing Office must receive your new selection at least 31 days prior to the new date of maturity, however. Also, if you are selecting or changing your date of maturity for a contract issued under a tax qualified plan, special limits apply. (See "Contracts purchased for a tax-qualified plan," beginning on page 27.)


Choosing fixed or variable annuity payments

  During the annuity period, the total value of your contract must be allocated to no more than four investment options. During the annuity period, we offer annuity payments on a fixed basis as one investment option, and annuity payments on a variable basis for EACH variable investment option.

  We will generally apply (1) amounts allocated to the fixed investment option as of the date of maturity to provide annuity payments on a fixed basis and (2) amounts allocated to variable investment options to provide annuity payments on a variable basis. If you are using more than four investment options on the date of maturity, we will divide your contract's value among the four investment options with the largest values, pro-rata based on the amount of the total value of your contract that you have in each.

  Once annuity payments commence, you may not make transfers from fixed to variable or from variable to fixed.

Selecting an annuity option

  Each contract provides, at the time of its issuance, for annuity payments to commence on the date of maturity pursuant to Option A: "life annuity with 10 years guaranteed" (discussed under "Annuity options" on page 24).


  Prior to the date of maturity, you may select a different annuity option. However, if the total value of your contract on the date of maturity is less than $5,000, Option A: "life annuity with 10 years guaranteed" will apply, regardless of any other election that you have made. You may not change the form of annuity option once payments commence.

  If the initial monthly payment under an annuity option would be less than $50, we may make a single sum payment equal to the total surrender value of your contract on the date the initial payment would be payable. Such single payment would replace all other benefits. Alternatively, if you agree, we will make payments at quarterly, semi-annual, or annual intervals in place of monthly payments.

  Subject to that $50 minimum limitation, your beneficiary may elect an annuity option if

.. you have not made an election prior to the annuitant's death;

.. the beneficiary is entitled to payment of a death benefit of at least
  $5,000 in a single sum; and

.. the beneficiary notifies us of the election prior to the date the proceeds become payable.

  You may also elect to have the surrender value of your contract applied to an annuity option at the time of full surrender if your contract has been outstanding for at least 6 months. If the total value of your contract, at death or surrender, is less than $5,000, no annuity option will be available.

Variable monthly annuity payments

  We determine the amount of the first variable monthly payment under any variable investment option by using the applicable annuity purchase rate for the annuity option under which the payment will be made. The contract sets forth these annuity purchase rates. In most cases they vary by the age and gender of the annuitant or other payee.

  The amount of each subsequent variable annuity payment under that variable investment option depends upon the investment performance of that variable investment option.

  Here's how it works:

.. we calculate the actual net investment return of the variable investment option (after deducting all charges) during the period between the dates for determining the current and immediately previous monthly payments.

.. if that actual net investment return exceeds the "assumed investment rate"
  (explained below), the current monthly payment will be larger than the previous one.

.. if the actual net investment return is less than the assumed investment rate, the current monthly payment will be smaller than the previous one.

   Assumed investment rate

  The assumed investment rate for any variable portion of your annuity payments will be 3 1/2 % per year, except as follows.

  You may elect an assumed investment rate of 5% or 6%, provided such a rate is available in your state. If you elect a higher assumed investment rate, your initial variable annuity payment will also be higher. Eventually, however, the monthly variable annuity payments may be smaller than if you had elected a lower assumed investment rate.

Fixed monthly annuity payments

  The dollar amount of each fixed monthly annuity payment is specified during the entire period of annuity payments, according to the provisions of the annuity option selected. To determine such dollar amount we first, in accordance with theprocedures described above, calculate the amount to be applied to the fixed annuity option as of the date of maturity. We then subtract any applicable premium tax charge and divide the difference by $1,000. We then multiply the result by the greater of

.. the applicable fixed annuity purchase rate shown in the appropriate table in the contract; or

.. the rate we currently offer at the time of annuitization. (This current rate may be based on the sex of the annuitant, unless prohibited by law.)

Annuity options

  Here are some of the annuity options that are available, subject to the terms and conditions described above. We reserve the right to make available optional methods of payment in addition to those annuity options listed here and in your contract.

  OPTION A: LIFE ANNUITY WITH PAYMENTS FOR A GUARANTEED PERIOD - We will make monthly payments for a guaranteed period of 5, 10, or 20 years, as selected by you or your beneficiary, and after such period for as long as the payee lives. If the payee dies prior to the end of such guaranteed period, we will continue payments for the remainder of the guarantee period to a contingent payee, subject to the terms of any supplemental agreement issued.

  Federal income tax requirements currently applicable to contracts used with H.R. 10 plans and individual retirement annuities provide that the period of years guaranteed under Option A cannot be any greater than the joint life expectancies of the payee and his or her designated beneficiary.

  OPTION B: LIFE ANNUITY WITHOUT FURTHER PAYMENT ON DEATH OF PAYEE - We will make monthly payments to the payee as long as he or she lives. We guarantee no minimum number of payments.

  If the payee is more than 85 years old on the date of maturity, the following two options are not available:

.. Option A:  "life annuity with 5 years guaranteed" and

.. Option B:  "life annuity without further payment on the death of payee."

 VARIABLE INVESTMENT OPTION VALUATION PROCEDURES

  We compute the net investment return and accumulation unit values for each variable investment option as of the end of each business day. A business day is any date on which the New York Stock Exchange is open for regular trading. Each business day ends at the close of regular trading for the day on that exchange. Usually this is 4:00 p.m., Eastern time. On any date other than a business day, the accumulation unit value or annuity unit value will be the same as the value at the close of the next following business day.

 DISTRIBUTION REQUIREMENTS FOLLOWING DEATH OF OWNER

  If you did not purchase your contract under a tax qualified plan (as that term is used below), the Code requires that the following distribution provisions apply if you die. We summarize these provisions in the adjacent box. In most cases, these provisions do not cause a problem if you are also the annuitant under your policy. If you have designated someone other than yourself as the annuitant, however, your heirs will have less discretion than you would have had in determining when and how the contract's value would be paid out.

  The Code imposes very similar distribution requirements on contracts used to fund tax-qualified plans. We provide the required provisions for tax qualified plans in separate disclosures and endorsements.

  Notice of the death of an owner or annuitant should be furnished promptly to the John Hancock Annuity Servicing Office.

--------------------------------------------------------------------------------
IF YOU DIE BEFORE ANNUITY PAYMENTS HAVE BEGUN:

.. if the contract's designated beneficiary is your surviving spouse, your spouse may continue the contract in force as the owner.

.. if the beneficiary is not your surviving spouse OR if the beneficiary is your surviving spouse but chooses not to continue the contract, the "entire interest" (as discussed below) in the contract on the date of your death must be:

  (1) paid out in full within five years of your death or

  (2) applied in full towards the purchase of a life annuity on the beneficiary with payments commencing within one year of your death.

  If you are the last surviving annuitant, as well as the owner, the entire interest in the contract on the date of your death equals the death benefit that then becomes payable. If you are the owner but not the last surviving annuitant, the entire interest equals:

.. the surrender value if paid out in full within five years of your death, or

.. the total value of your contract applied in full towards the purchase of a life annuity on the beneficiary with payments commencing within one year of your death.

IF YOU DIE ON OR AFTER ANNUITY PAYMENTS HAVE BEGUN:

.. any remaining amount that we owe must be paid out at least as rapidly as under the method of making annuity payments that is then in use.
--------------------------------------------------------------------------------

 MISCELLANEOUS PROVISIONS

Assignment; change of owner or beneficiary

  To qualify for favorable tax treatment, certain contracts can't be sold; assigned; discounted; or pledged as collateral for a loan, as security for the performance of an obligation, or for any other purpose, unless the owner is a trustee under section 401(a) of the Internal Revenue Code.

  Subject to these limits, while the annuitant is alive, you may designate someone else as the owner by written notice to the John Hancock Annuity Servicing Office. The contract designates the person you choose as beneficiary.

  You may change the beneficiary by written notice no later than receipt of due proof of the death of the annuitant. Changes of owner or beneficiary will take effect whether or not you or the annuitant is then alive. However, these changes are subject to:

  . the rights of any assignees of record,

  . any action taken prior to receipt of the notice, and

  . certain other conditions.

  An assignment, pledge, or other transfer may be a taxable event. See "Tax information" below. Therefore, you should consult a competent tax adviser before taking any such action.



TAX INFORMATION


Our income taxes

  We are taxed as a life insurance company under the Internal Revenue Code (the "Code"). The Account is taxed as part of our operations and is not taxed separately.

  The contracts permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the contracts or the Account. Currently, we do not anticipate making a charge of such taxes. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future.

Contracts not purchased to fund a tax qualified plan

 Undistributed gains

  We believe the contracts will be considered annuity contracts under Section 72 of the Code. This means that, ordinarily, you pay no federal income tax on any gains in your contract until we actually distribute assets to you.

  However, a contract owned other than by a natural person (e.g., corporations, partnerships, limited liability companies and other such entities) does not generally qualify as an annuity for tax purposes. Any increase in value therefore would constitute ordinary taxable income to such an owner in the year earned.

 Annuity payments

  When we make payments under a contract in the form of an annuity, each payment will result in taxable ordinary income to you, to the extent that each such payment exceeds an allocable portion of your "investment in the contract" (as defined in the Code). In general, your "investment in the contract" equals the aggregate amount of premium payments you have made over the life of the contract, reduced by any amounts previously distributed from the contract that were not subject to tax.

  The Code prescribes the allocable portion of each such annuity payment to be excluded from income according to one formula if the payments are variable and a somewhat different formula if the payments are fixed. In each case, speaking generally, the formula seeks to allocate an appropriate amount of the investment in the contract to each payment. After the entire "investment in the contract" has been distributed, any remaining payment is fully taxable.

 Surrenders, withdrawals and death benefits

  When we make a single sum payment from a contract, you have ordinary taxable income, to the extent the payment exceeds your "investment in the contract" (discussed above). Such a single sum payment can occur, for example, if you surrender your contract before the date of maturity or if no annuity payment option is selected for a death benefit payment.

  When you take a partial withdrawal from a contract before the date of maturity, including a payment under a systematic withdrawal plan, all or part of the payment may constitute taxable ordinary income to you. If, on the date of withdrawal, the total value of your contract exceeds the investment in the contract, the excess will be considered "gain" and the withdrawal will be taxable as ordinary income up to the amount of such "gain". Taxable withdrawals may also be subject to the special penalty tax for premature withdrawals as explained below. When only the investment in the contract remains, any subsequent withdrawal made before the date of maturity will be a tax-free return of investment. If you assign or pledge any part of your contract's value, the value so pledged or assigned is taxed the same way as if it were a partial withdrawal.

  For purposes of determining the amount of taxable income resulting from a single sum payment or a partial withdrawal, all annuity contracts issued by us or our affiliates to the owner within the same calendar year will be treated as if we issued a single contract.

  All or part of any death benefit proceeds may constitute a taxable payout of earnings. A death benefit payment generally results in taxable ordinary income to the extent such payment exceeds your "investment in the contract."

  Under the Code, an annuity must provide for certain required distributions. For example, if the owner dies on or after the maturity date, and before the entire annuity value has been paid, the remaining value must be distributed at least as rapidly as under the method of distribution being used at the date of the owner's death. We discuss other distribution requirements in the preceding section entitled "Distribution requirements following death of owner."

Penalty for premature withdrawals

  The taxable portion of any withdrawal, single sum payment and certain death benefit payment may also trigger an additional 10% penalty tax. The penalty tax does not apply to payments made to you after age 59 1/2, or on account of your death or disability. Nor will it apply to withdrawals in substantially equal periodic payments over the life of the payee (or over the joint lives of the payee and the payee's beneficiary).

 Puerto Rico annuity contracts not purchased to fund a tax qualified plan

  Under the Puerto Rico tax laws, distributions from a contract not purchased to fund a tax qualified plan ("Non-Qualified Contract") before annuitization are treated as non-taxable return of principal until the principal is fully recovered. Thereafter, all distributions are fully taxable. Distributions after annuitization are treated as part taxable income and part non-taxable return of principal. The amount excluded from gross income after annuitization is equal to the amount of the distribution in excess of 3% of the total purchase payments paid, until an amount equal to the total purchase payments paid has been excluded. Thereafter, the entire distribution from a Non-Qualified Contract is included in gross income. Puerto Rico does not currently impose an early withdrawal penalty tax. Generally, Puerto Rico does not require income tax to be withheld from distributions of income.

Diversification requirements

  Each of the funds of the Series Fund intends to qualify as a regulated investment company under Subchapter M of the Code and meet the investment diversification tests of Section 817(h) of the Code and the underlying regulations. Failure to do so could result in current taxation to you on gains in your contract for the year in which such failure occurred and thereafter.

  The Treasury Department or the Internal Revenue Service may, at some future time, issue a ruling or regulation presenting situations in which it will deem contract owners to exercise "investor control" over the fund shares that are attributable to their contracts. The Treasury Department has said informally that this could limit the number or frequency of transfers among variable investment options. This could cause you to be taxed as if you were the direct owner of your allocable portion of fund shares. We reserve the right to amend the contracts or the choice of investment options to avoid, if possible, current taxation to the owners.

Contracts purchased for a tax qualified plan

  We have no responsibility for determining whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular employee is eligible for inclusion under a plan. In general, the Code imposes limitations on the amount of annual compensation that can be contributed into a tax-qualified plan, and contains rules to limit the amount you can contribute to all of your tax-qualified plans. Trustees and administrators of tax qualified plans may, however, generally invest and reinvest existing plan assets without regard to such Code imposed limitations on contributions. Certain distributions from tax qualified plans may be transferred directly to another plan, unless funds are added from other sources, without regard to such limitations.

  The Code generally requires tax-qualified plans (other than Roth IRAs) to begin making annual distributions of at least a minimum amount each year after a specified point. For example, minimum distributions to an employee under an employer's pension and profit sharing plan qualified under Section 401(a) of the Code must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires. On the other hand, distributions from a traditional IRA, SIMPLE IRA or SEP IRA must begin no later than April 1 of the year following the year in which the contract owner attains age 70 1/2. The minimum amount of a distribution and the time when distributions start will vary by plan.

 Tax-free rollovers

  For tax years beginning in 2002, if permitted under your plans, you may make a tax-free rollover from:

.. a traditional IRA to another traditional IRA,

.. a traditional IRA to another tax-qualified plan, including a Section 403(b) plan

.. any tax-qualified plan (other than a Section 457 deferred compensation plan maintained by a tax-exempt organization) to a traditional IRA,

.. any tax-qualified plan (other than a Section 457 deferred compensation plan maintained by a tax exempt organization) to another tax-qualified plan, including a roll-over of amounts from your prior plan derived from your "after-tax" contributions from "involuntary" distributions,

.. a Section 457 deferred compensation plan maintained by a tax-exempt organization to another Section 457 deferred compensation plan maintained by a tax-exempt organization and

.. a traditional IRA to a Roth IRA, subject to special restrictions discussed below.

  In addition, if your spouse survives you, he or she is permitted to rollover your tax-qualified retirement account to another tax-qualified retirement account in which your surviving spouse participates, to the extent permitted by your surviving spouse' plan.

 Traditional IRAs

  Annual contribution limit. A traditional individual retirement annuity (as defined in Section 408 of the Code) generally permits an eligible purchaser to make annual contributions which cannot exceed the lesser of:

.. 100% of compensation includable in your gross income, or

.. the IRA annual limit for that tax year. For tax years beginning in 2002, 2003 and 2004, the annual limit is $3,000 per year. For tax years beginning in 2005, 2006 and 2007, the annual limit is $4,000 per year and, for the tax year beginning in 2008, the annual limit is $5,000. After that, the annual limit is indexed for inflation in $500 increments as provided in the Code.

  Catch-Up Contributions. An IRA holder age 50 or older may increase contributions from compensation to an IRA by an amount up to $500 a year for tax years beginning in 2002, 2003, 2004 and 2005, and by an amount up to $1,000 for the tax year beginning in 2006.

  Spousal IRA. You may also purchase an IRA contract for the benefit of your spouse (regardless of whether your spouse has a paying job). You can generally contribute up to the annual limit for each of you and your spouse (or, if less, your combined compensation).

  Deductibility of contributions. You may be entitled to a full deduction, a partial deduction or no deduction for your traditional IRA contribution on your federal income tax return.

  The amount of your deduction is based on the following factors:

.. whether you or your spouse is an active participant in an employer sponsored retirement plan,

.. your federal income tax filing status, and

.. your "Modified Adjusted Gross Income."

  Your traditional IRA deduction is subject to phase out limits, based on your Modified Adjusted Gross Income, which are applicable according to your filing status and whether you or your spouse are active participants in an employer sponsored retirement plan. You can still contribute to a traditional IRA even if your contributions are not deductible.

  Distributions. In general, all amounts paid out from a traditional IRA contract (in the form of an annuity, a single sum, death benefits or partial withdrawal), are taxable to the payee as ordinary income. As in the case of a contract not purchased under a tax-qualified plan, you may incur additional adverse tax consequences if you make a surrender or withdrawal before you reach age 59 1/2 (unless certain exceptions apply as specified in Code section 72(t)). If you have made any non-deductible contributions to an IRA contract, all or part of any withdrawal or surrender proceeds, single sum death benefit or annuity payment, may be excluded from your taxable income when you receive the proceeds.

  The tax law requires that annuity payments under a traditional IRA contract begin no later than April 1 of the year following the year in which the owner attains age 70 1/2.

Roth IRAs

  Annual contribution limit. A Roth IRA is a type of non-deductible IRA. In general, you may make purchase payments of up to the IRA annual limit ($3,000 per year for tax years beginning in 2002, 2003 and 2004; $4,000 per year for tax years beginning in 2005, 2006 and 2007, and $5,000 for the tax year beginning in
2008). After that, the annual limit is indexed for inflation in $500 increments as provided in the Code.

  The IRA annual limit for contributions to a Roth IRA phases out (i.e., is reduced) for single taxpayers with adjusted gross incomes between $95,000 and $110,000, for married taxpayers filing jointly with adjusted gross incomes between $150,000 and $160,000, and for a married taxpayer filing separately with adjusted gross income between $0 and $10,000.

  Catch-Up Contributions. A Roth IRA holder age 50 or older may increase contributions from compensation to an IRA by an amount up to $500 a year for tax years beginning in 2002, 2003, 2004 and 2005, and by an amount up to $1,000 for the tax year beginning in 2006.

  Spousal IRA. You may also purchase a Roth IRA contract for the benefit of your spouse (regardless of whether your spouse has a paying job). You can generally contribute up to the annual limit for each of you and your spouse (or, if less, your combined compensation), subject to the phase-out rules discussed above.

  Distributions. If you hold your Roth IRA for at least five years the payee will not owe any federal income taxes or early withdrawal penalties on amounts paid out from the contract:

.. after you reach age 59 1/2,

.. on your death or disability, or

.. to qualified first-time home buyers (not to exceed a lifetime limitation of $10,000) as specified in the Code.

  The Code treats payments you receive from Roth IRAs that do not qualify for the above tax free treatment first as a tax-free return of the contributions you made. However, any amount of such non-qualifying payments or distributions that exceed the amount of your contributions is taxable to you as ordinary income and possibly subject to the 10% penalty tax (unless certain exceptions apply as specified in Code section 72(t).

  Conversion to a Roth IRA. You can convert a traditional IRA to a Roth IRA, unless

.. you have adjusted gross income over $100,000, or

.. you are a married taxpayer filing a separate return.

 The Roth IRA annual contribution limit does not apply to converted amounts.

  You must, however, pay tax on any portion of the converted amount that would have been taxed if you had not converted to a Roth IRA. No similar limitations apply to rollovers from one Roth IRA to another Roth IRA.

 SIMPLE IRA plans

  In general, a small business employer may establish a SIMPLE IRA retirement plan if the employer employed 100 or fewer employees earning at least $5,000 during the preceding year. As an eligible employee of the business, you may make pre-tax contributions to the SIMPLE IRA plan. You may specify the percentage of compensation that you want to contribute under a qualified salary reduction arrangement, provided the amount does not exceed the SIMPLE IRA annual contribution limit. The SIMPLE IRA annual limit is $7,000 for tax years beginning in 2002, $8,000 for 2003, $9,000 for 2004, and $10,000 for 2005. After
that, the annual limit is indexed for inflation in $500 increments as provided in the Code. Your employer must elect to make a matching contribution of up to 3% of your compensation or a non-elective contribution equal to 2% of your compensation.

  Catch-Up Contributions. A SIMPLE IRA holder age 50 or older may increase contributions of compensation by an amount up to $500 for tax years beginning in 2002, $1,000 for 2003, $1,500 for 2004, $2,000 for 2005 and $2,500 for 2006.
After that, for tax years beginning in 2007, the SIMPLE IRA catch-up contribution limit is indexed annually for inflation in $500 increments as provided in the Code.

  Distributions. The requirements for minimum distributions from a SIMPLE IRA retirement plan, and rules on taxation of distributions from a SIMPLE retirement plan, are generally the same as those discussed above for distributions from a traditional IRA.

 Simplified Employee Pension plans (SEPs)

  SEPs are employer sponsored plans that may accept an expanded rate of contributions from one or more employers. Employer contributions are flexible, subject to certain limits under the Code, and are made entirely by the business owner directly to a SEP-IRA owned by the employee. Contributions are tax-deductible by the business owner and are not includable in income by employees until withdrawn. The maximum deductible amount that may be contributed to a SEP is 25% of compensation, up to the SEP compensation limit specified in the Code for the year ($200,000 for the year 2002) with a cap of $40,000.

  Distributions. The requirements for minimum distributions from a SEP-IRA, and rules on taxation of distributions from a SEP-IRA, are generally the same as those discussed above for distributions from a traditional IRA.

 Section 403(b) plans

  Under these tax-sheltered annuity arrangements, public school systems and certain tax-exempt organizations can make premium payments into "403(b) contracts" owned by their employees that are not taxable currently to the employee.

  Annual Contribution Limit. In general, the amount of the non-taxable contributions made for a 403(b) contract each year may not, together with all other deferrals the employee elects under other tax-qualified plans, exceed an annual "elective deferral limit" (see "Elective Deferral Limits," below). The annual contribution limit is subject to certain other limits described in
Section 415 of the Code and the regulations thereunder. Special rules apply for certain organizations that permit participants to increase their elective deferrals.

  Catch-Up Contributions. A Section 403(b) plan participant age 50 or older may increase contributions to a 403(b) plan by an amount that, together with all other catch-up contributions made to other tax-qualified plans, does not exceed an annual "elective catch-up limit." (See "Elective Catch-Up Limits," below.)

  Distributions. When we make payments from a 403(b) contract on surrender of the contract, partial withdrawal, death of the annuitant, or commencement of an annuity option, the payee ordinarily must treat the entire payment as ordinary taxable income. Moreover, the Code prohibits distributions from a 403(b) contract before the employee reaches age 59 1/2, except:

.. on the employee's separation from service, death, or disability,

.. with respect to distributions of assets held under a 403(b) contract as of December 31, 1988, and

.. transfers and exchanges to other products that qualify under Section 403(b).

  Minimum distributions under a 403(b) contract must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires.

 Pension and profit sharing plans qualified under Section 401(a)

  In general, an employer may deduct from its taxable income premium payments it makes under a qualified pension or profit-sharing plan described in Section 401(a) of the Code. Employees participating in the plan generally do not have to pay tax on such contributions when made. Special requirements apply if a 401(a) plan covers an employee classified under the Code as a "self-employed individual" or as an "owner-employee."

  Annuity payments (or other payments, such as upon withdrawal, death or surrender) generally constitute taxable income to the payee; and the payee must pay income tax on the amount by which a payment exceeds its allocable share of the employee's "investment in the contract" (as defined in the Code), if any. In general, an employee's "investment in the contract" equals the aggregate amount of premium payments made by the employee.

  The non-taxable portion of each annuity payment is determined, under the Code, according to one formula if the payments are variable and a somewhat different formula if the payments are fixed. In each case, speaking generally, the formula seeks to allocate an appropriate amount of the investment in the contract to each payment. Favorable procedures may also be available to taxpayers who had attained age 50 prior to January 1, 1986.

  Minimum distributions to the employee under an employer's pension and profit sharing plan qualified under Section 401(a) of the Code must begin no later than April 1 of the year following the year in which the employee (except an employee who is a "5-percent owner" as defined in Code section 416) reaches age 70 1/2 or, if later, retires.

 "Top-heavy" plans

  Certain plans may fall within the definition of "top-heavy plans" under
Section 416 of the Code. This can happen if the plan holds a significant amount of its assets for the benefit of "key employees" (as defined in the Code). You should consider whether your plan meets the definition. If so, you should take care to consider the special limitations applicable to top-heavy plans and the potentially adverse tax consequences to key employees.

   Section 457 deferred compensation plans

  Under the provisions of Section 457 of the Code, you can exclude a portion of your compensation from gross income if you participate in a deferred compensation plan maintained by:

.. a state,

.. a political subdivision of a state,

.. an agency or instrumentality or a state or political subdivision of a state, or

.. a tax-exempt organization.

  As a "participant" in such a deferred compensation plan, any amounts you exclude (and any income on such amounts) will be includible in gross income only for the taxable year in which such amounts are paid or otherwise made available to the annuitant or other payee.

  The deferred compensation plan must satisfy several conditions, including the following:

.. the plan must not permit distributions prior to your separation from service
  (except in the case of an unforeseen emergency), and

.. all compensation deferred under the plan shall remain solely the employer's property and may be subject to the claims of its creditors.

  Annual contribution limit. The amount of the non-taxable contributions made for a Section 457 plan each year may not, together with all other deferrals the employee elects under other tax-qualified plans, exceed an annual "elective deferral limit," and is subject to certain other limits described in Section 402(g) of the Code. (See "Elective Deferral Limits," below.)

  Catch-Up Contributions. A 457 plan participant age 50 or older may increase contributions to a 457 plan by an amount that, together with all other catch-up contributions made to other tax-qualified plans, does not exceed an annual "elective catch-up limit." (See "Elective Catch-Up Limits," below.)

  Distributions. When we make payments under your contract in the form of an annuity, or in a single sum such as on surrender, withdrawal or death of the annuitant, the payment is taxed as ordinary income. Minimum distributions under a Section 457 plan must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires.

Elective Deferral Limits

  A participant in a Section 403(b) plan, a Section 457 Plan or in certain other types of tax-qualified pension and profit sharing plans that are commonly referred to as "401(k)" plans and "SARSEPS" may elect annually to defer current compensation so that it can be contributed to the applicable plan or plans. The annual elective deferral limit is $11,000 for tax years beginning in 2002, $12,000 for 2003, $13,000 for 2004, $14,000 for 2005 and $15,000 for 2006. After
that, for the tax years beginning in 2007, 2008 and 2009, the annual elective deferral limit is indexed for inflation in $500 increments as provided in the Code.

 Elective Catch-up Limits

  A participant in a Section 403(b) plan, a Section 457 Plan or in certain other types of tax-qualified pension and profit sharing plans that are commonly referred to as "401(k)" plans and "SARSEPS" who is age 50 or older may increase contributions by an amount up to $1,000 for tax years beginning in 2002, $2,000 for 2003, $3,000 for 2004, $4,000 for 2005 and $5,000 for 2006. After that, for the tax years beginning in 2007, the elective catch-up contribution limit is indexed for inflation in $500 increments as provided in the Code.

 Withholding on rollover distributions

  The tax law requires us to withhold 20% from certain distributions from tax qualified plans. We do not have to make the withholding, however, if you rollover your entire distribution to another plan and you request us to pay it directly to the successor plan. Otherwise, the 20% mandatory withholding will reduce the amount you can rollover to the new plan, unless you add funds to the rollover from other sources. Consult a qualified tax adviser before making such a distribution.

 Puerto Rico annuity contracts purchased to fund a tax-qualified plan

  The provisions of the tax laws of Puerto Rico vary significantly from those under the Internal Revenue Code of the United States with respect to the various "tax qualified" plans described above. Although we may offer variable annuity contracts in Puerto Rico in connection with "tax qualified" plans, the text of the prospectus under the subsection "Contracts purchased for a tax qualified plan" is inapplicable in Puerto Rico and should be disregarded.

See your own tax adviser

  The above description of Federal income tax consequences to owners of and payees under contracts, and of the different kinds of tax qualified plans which may be funded by the contracts, is only a brief summary and is not intended as tax advice. It does not include a discussion of federal estate and gift tax or state tax consequences. The rules under the Code governing tax qualified plans are extremely complex and often difficult to understand. Changes to the tax laws may be enforced retroactively. Anything less than full compliance with the applicable rules, all of which are subject to change from time to time, can have adverse tax consequences. The taxation of an annuitant or other payee has become so complex and confusing that great care must be taken to avoid pitfalls. For further information you should consult a qualified tax adviser.

 PERFORMANCE INFORMATION

  We may advertise total return information about investments made in the variable investment options. We refer to this information as "Account level" performance. In our Account level advertisements, we usually calculate total return for 1, 5, and 10 year periods or since the beginning of the applicable variable investment option.

  Total return at the Account level is the percentage change between:

.. the value of a hypothetical investment in a variable investment option at the beginning of the relevant period, and

.. the value at the end of such period.

At the Account level, total return reflects adjustments for:

.. the mortality and expense risk charges,

.. the administrative charge,

.. the annual contract fee, and

.. any withdrawal charge payable if the owner surrenders his contract at the end of the relevant period.

Total return at the Account level does not, however, reflect any premium tax charges. Total return at the Account level will be lower than that at the Series Fund level where comparable charges are not deducted.

  We may also advertise total return in a non-standard format in conjunction with the standard format described above. The non-standard format is the same as the standard format, except that it will not reflect any withdrawal charge or annual contract fee and it may be for additional durations.

  We may advertise "current yield" and "effective yield" for investments in the Money Market investment option. Current yield refers to the income earned on your investment in the Money Market investment option over a 7-day period an then annualized. In other words, the income earned in the period is assumed to be earned every 7 days over a 52-week period and stated as a percentage of the investment.

  Effective yield is calculated in a similar manner but, when annualized, the income earned by your investment is assumed to be reinvested and thus compounded over the 52-week period. Effective yield will be slightly higher than current yield because of this compounding effect of reinvestment.

  Current yield and effective yield reflect all the recurring charges at the Account level, but will not reflect any premium tax or any withdrawal charge.

 REPORTS

  At least semi-annually, we will send you (1) a report showing the number and value of the accumulation units in your contract and (2) the financial statements of the Series Fund.

 VOTING PRIVILEGES

  At meetings of the Series Fund's shareholders, we will generally vote all the shares of each fund that we hold in the Account in accordance with instructions we receive from the owners of contracts that participate in the corresponding variable investment option.

 CERTAIN CHANGES

Changes to the Account

  We reserve the right, subject to applicable law, including any required shareholder approval,

.. to transfer assets that we determine to be your assets from the Account to another separate account or investment option by withdrawing the same percentage of each investment in the Account with proper adjustments to avoid odd lots and fractions,

.. to add or delete variable investment options,

.. to change the underlying investment vehicles,

.. to operate the Account in any form permitted by law, and

.. to terminate the Account's registration under the 1940 Act, if such registration should no longer be legally required.

  Unless otherwise required under applicable laws and regulations, notice to or approval of owners will not be necessary for us to make such changes.

Variations in charges or rates for eligible classes

  We may allow a reduction in or the elimination of any contract charges, or an increase in a credited interest rate for a guarantee period. The affected contracts would involve sales to groups or classes of individuals under special circumstances that we expect to result in a reduction in our expenses associated with the sale or maintenance of the contracts, or that we expect to result in mortality or other risks that are different from those normally associated with the contracts.

  The entitlement to such variation in charges or rates will be determined by us based upon such factors as the following:

.. the size of the initial premium payment,

.. the size of the group or class,

.. the total amount of premium payments expected to be received from the group or class and the manner in which the premium payments are remitted,

.. the nature of the group or class for which the contracts are being purchased and the persistency expected from that group or class as well as the mortality or morbidity risks associated with that group or class;

.. the purpose for which the contracts are being purchased and whether that purpose makes it likely that the costs and expenses will be reduced, or

.. the level of commissions paid to selling broker-dealers or certain financial institutions with respect to contracts within the same group or class.

  We will make any reduction in charges or increase in initial guarantee rates according to our rules in effect at the time an application for a contract is approved. We reserve the right to change these rules from time to time. Any variation in charges or rates will reflect differences in costs and services, will apply uniformly to all prospective contract purchasers in the group or class, and will not be unfairly discriminatory to the interests of any owner. Any variation in charges or fees will reflect differences in costs and services, will apply uniformly to all prospective contract purchasers in the group or class, and will not be unfairly discriminatory to the interests of any owner.

 DISTRIBUTION OF CONTRACTS

  Signator Investors, Inc. ("Signator") acts as principal distributor of the contracts sold through this prospectus. Signator is registered as a broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. Its address is 197 Clarendon Street, Boston, Massachusetts 02116. Signator is a subsidiary of John Hancock.

  You can purchase a contract either through a Signator registered representative or through other broker-dealers whose representatives are authorized by applicable law to sell annuity products. We do not expect the compensation to such broker-dealers to exceed 6.0% of premium payments. Signator compensates its registered representatives for sales of the contracts on a commission and service fee basis. We, in turn, reimburse Signator for direct and indirect expenses actually incurred in connection with the marketing and sales of these contracts. We offer these contracts on a continuous basis, but neither JHVLICO nor Signator is obligated to sell any particular amount of contracts.

  Signator representatives may receive additional cash or non-cash incentives (including expenses for conference or seminar trips and certain gifts) in connection with the sale of contracts issued by us. From time to time, Signator at its expense, may also provide significant additional amounts to broker dealers or other financial services firms which sell or arrange for the sale of the contracts. Such compensation may include, for example, financial assistance to financial services firms in connection with their conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the policies and/or other events or activities sponsored by the financial services firms. As a consequence of such additional compensation, representatives and financial services firms, including but not limited to Signator and its representatives, may be motivated to sell our contracts instead of contracts issued by other insurance companies.

 EXPERTS

  Ernst & Young LLP, independent auditors, have audited the consolidated financial statements of John Hancock Variable Life Insurance Company at December 31, 2003 and 2002, and for each of the three years in the period ended December 31, 2003, and the financial statements of the Account at December 31, 2003 and for each of the periods indicated therein, as set forth in their reports. We've included these financial statements in the Statement of Additional Information, which also is a part of the registration statement that contains this prospectus. These financial statements are included in the registration statement in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.

REGISTRATION STATEMENT

  This prospectus omits certain information contained in the registration statement that we filed with the SEC. You can get more details from the SEC upon payment of prescribed fees or through the SEC's internet web site (www.sec.gov).

  Among other things, the registration statement contains a "Statement of Additional Information" that we will send you without charge upon request. The Table of Contents of the Statement of Additional Information lists the following subjects that it covers:

                                    PAGE OF SAI
-----------------------------------------------
DISTRIBUTION. . . . . . . . . . . . . . .2
CALCULATION OF PERFORMANCE DATA . . . . .2
OTHER PERFORMANCE INFORMATION . . . . . .3
CALCULATION OF ANNUITY PAYMENTS . . . . .4
ADDITIONAL INFORMATION ABOUT DETERMINING
 UNIT VALUES. . . . . . . . . . . . . . .5
PURCHASES AND  REDEMPTIONS OF
 FUND SHARES  . . . . . . . . . . . . . .6
THE ACCOUNT. . . . . . . . . . . . . . . 6
DELAY OF CERTAIN PAYMENTS  . . . . . . . 7
LIABILITY FOR TELEPHONE TRANSFERS. . . . 7
VOTING PRIVILEGES. . . . . . . . . . . . 7
FINANCIAL STATEMENTS . . . . . . . . . . 9
-----------------------------------------------

                        CONDENSED FINANCIAL INFORMATION


                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I


  The following table provides selected data for Independence Preferred accumulation shares for each investment option that was available during the period shown:


                                                                                                                        PERIOD FROM
                            YEAR       YEAR        YEAR        YEAR        YEAR        YEAR        YEAR        YEAR     JANUARY 26,
                            ENDED      ENDED      ENDED       ENDED       ENDED       ENDED       ENDED       ENDED       1995 TO
                           DEC. 31    DEC. 31,   DEC. 31,    DEC. 31,    DEC. 31,    DEC. 31,    DEC. 31,    DEC. 31,   DECEMBER 31,
                            2003        2002       2001        2000        1999        1998        1997        1996        1995
                                     ---------  ----------  ----------  ----------  ----------  ----------  ----------  ------------
EQUITY INDEX
Accumulation Share
 Value
 Beginning of period
  (Note 1). . . . . . . $     13.26 $    17.33  $    19.98  $    22.33  $    18.72  $    14.79  $    11.31   $   10.00           --
 End of Period. . . . . $     16.78 $    13.26  $    17.33  $    19.98  $    22.33  $    18.72  $    14.79   $   11.31           --
Number of Accumulation
 Shares outstanding at
 end of period. . . . .   1,178,559  1,308,535   1,624,789   3,796,829   3,820,327   3,637,757   2,453,427     450,914           --
LARGE CAP VALUE
Accumulation Share
 Value
 Beginning of period
  (Note 1). . . . . . . $     14.84 $    17.36  $    17.41  $    15.64  $    15.37  $    14.28  $    11.28   $   10.00           --
 End of Period. . . . . $     18.34 $    14.84  $    17.36  $    17.41  $    15.64  $    15.37  $    14.28   $   11.28           --
Number of Accumulation
 Shares outstanding at
 end of period. . . . .   1,014,289  1,151,971   1,389,987   2,514,425   2,783,154   3,121,477   2,416,480     701,999           --
FUNDAMENTAL VALUE B
 (formerly "Large Cap
 Value CORE/SM/")
Accumulation Share
 Value
 Beginning of period
  (Note 3). . . . . . . $      7.96 $     9.88  $    10.53  $    10.00          --          --          --          --           --
 End of Period. . . . . $     10.11 $     7.96  $     9.88  $    10.53          --          --          --          --           --
Number of Accumulation
 Shares outstanding at
 end of period. . . . .      35,635     27,538      34,336       9,704          --          --          --          --           --
LARGE CAP GROWTH
Accumulation share
 value:
 Beginning of period. . $     15.07 $    21.19  $    26.09  $    15.64  $    26.39  $    19.20  $    14.88   $   12.77   $    10.00
 End of period. . . . . $     18.64 $    15.07  $    21.19  $    26.09  $    15.64  $    26.39  $    19.20   $   14.88   $    12.77
Number of Accumulation
 Shares outstanding at
 end of period. . . . .   1,990,917  2,301,243   2,848,995   5,830,378   5,833,331   5,998,713   1,771,232   2,911,076      867,756
LARGE CAP GROWTH B
 (formerly "Large Cap
 Aggressive Growth")
Accumulation Share
 Value
 Beginning of period
  (Note 3). . . . . . . $      4.44 $     6.57  $     7.82  $    10.00          --          --          --          --           --
 End of Period. . . . . $      5.76 $     4.44  $     6.57  $     7.82          --          --          --          --           --
Number of Accumulation
 Shares outstanding at
 end of period. . . . .      30,537     18,977      11,861      24,225          --          --          --          --           --
GROWTH & INCOME
Accumulation share
 value:
 Beginning of period. . $     15.86 $    20.68  $    24.83  $    29.01  $    25.34  $    19.75  $    15.44   $   13.24   $    10.00
 End of period. . . . . $     19.42 $    15.86  $    20.68  $    24.83  $    29.01  $    25.34  $    19.75   $   15.44   $    13.24
Number of Accumulation
 Shares outstanding at
 end of period. . . . .   5,023,796  5,789,629   7,086,598  14,285,338  15,929,656  16,623,489  13,724,964   7,102,432    2,066,823
FUNDAMENTAL VALUE
Accumulation Share
 Value
 Beginning of period
  (Note 3). . . . . . . $      8.39 $    10.31  $    11.26  $    10.00          --          --          --          --           --
 End of Period. . . . . $     10.64 $     8.39  $    10.31  $    11.26          --          --          --          --           --
Number of Accumulation
 Shares outstanding at
 end of period. . . . .     948,580  1,078,203   1,406,217      12,889          --          --          --          --           --
EARNINGS GROWTH
Accumulation Share
 Value
 Beginning of period
  (Note 1). . . . . . . $      9.00 $    13.52  $    21.76  $    34.44  $    16.02  $    11.69  $    10.17   $   10.00           --
 End of Period. . . . . $     11.07 $     9.00  $    13.52  $    21.76  $    34.44  $    16.02  $    11.69   $   10.17           --
Number of Accumulation
 Shares outstanding at
 end of period. . . . .   1,059,316  1,179,643  $1,530,461   3,288,201   2,998,631   2,121,920   1,542,797     640,918           --
FUNDAMENTAL GROWTH
Accumulation Share
 Value
 Beginning of period
  (Note 3). . . . . . . $      4.11 $     5.99  $     8.98  $    10.00          --          --          --          --           --
 End of Period. . . . . $      5.34 $     4.11  $     5.99  $     8.98          --          --          --          --           --

                                                                                                                       PERIOD FROM
                            YEAR       YEAR        YEAR        YEAR        YEAR        YEAR        YEAR        YEAR    JANUARY 26,
                            ENDED      ENDED      ENDED       ENDED       ENDED       ENDED       ENDED       ENDED      1995 TO
                           DEC. 31    DEC. 31,   DEC. 31,    DEC. 31,    DEC. 31,    DEC. 31,    DEC. 31,    DEC. 31,  DECEMBER 31,
                            2003        2002       2001        2000        1999        1998        1997        1996       1995
                                     ---------  ----------  ----------  ----------  ----------  ----------  ---------- ------------
Number of Accumulation
 Shares outstanding at
 end of period. . . . .      36,900     35,349      56,447     123,984          --          --          --          --           --
MID CAP VALUE B
 (formerly "Small/ Mid
 Cap CORE/SM/")
Accumulation share
 value:
 Beginning of period
  (Note 2)  . . . . . . $     10.83 $    12.96  $    13.09  $    12.70  $    10.69  $    10.00          --          --           --
 End of period. . . . . $     15.49 $    10.83  $    12.96  $    13.09  $    12.70  $    10.69          --          --           --
Number of Accumulation
 Shares outstanding at
 end of period. . . . .      73,479     63,473      33,857      69,402       8,037          13          --          --           --
MID CAP GROWTH
 (formerly "Small/Mid
 Cap Growth ")
Accumulation share
 value:
 Beginning of period. . $     15.89 $    20.45  $    20.18  $    18.75  $    18.11  $    17.40  $    17.07   $   13.29 $      10.00
 End of period. . . . . $     22.98 $    15.89  $    20.45  $    20.18  $    18.75  $    18.11  $    17.40   $   17.07 $      13.29
Number of Accumulation
 Shares outstanding at
 end of period. . . . .   1,068,470  1,211,896   1,419,284   2,525,196   2,890,485   3,371,066   3,799,693   3,137,620      620,479
SMALL CAP VALUE
Accumulation Share
 Value
 Beginning of period
  (Note 3). . . . . . . $     12.31 $    13.35  $    11.38  $    10.00          --          --          --          --           --
 End of Period. . . . . $     16.73 $    12.31  $    13.35  $    11.38          --          --          --          --           --
Number of Accumulation
 Shares outstanding at
 end of period. . . . .     205,454    214,097     240,232     232,239          --          --          --          --           --
SMALL CAP GROWTH
Accumulation Share
 Value
 Beginning of period
  (Note 1). . . . . . . $      9.65 $    13.99  $    16.25  $    20.99  $    12.51  $    11.09  $     9.85   $   10.00           --
 End of period. . . . . $     12.16 $     9.65  $    13.99  $    16.25  $    20.99  $    12.51  $    11.09   $    9.85           --
Number of Accumulation
 Shares outstanding at
 end of period. . . . .     793,470    886,229   1,089,883   2,498,801   2,069,208  19,911,189   1,595,204     664,827           --
SMALL CAP EMERGING
 GROWTH
Accumulation Share
 Value
 Beginning of period
  (Note 1). . . . . . . $      7.17 $    10.14  $    10.69  $    11.92  $    12.53  $    13.52  $    10.92   $  10.00            --
 End of period. . . . . $     10.51 $     7.17  $    10.14  $    10.69  $    11.92  $    12.53  $    13.52   $  10.92            --
Number of Accumulation
 Shares outstanding at
 end of period. . . .       432,491    478,357     588,512   1,148,247   1,299,643   1,605,546   1,127,930     316,146           --
INTERNATIONAL EQUITY
 INDEX
Accumulation share
 value:
 Beginning of period. . $      9.15 $    10.95  $     8.70  $    17.14  $    13.29  $    11.17  $    11.94   $   11.10 $      10.00
 End of period. . . . . $     12.79      $9.15      $10.95       $8.70      $17.14      $13.29  $    11.17   $   11.94 $      11.10
Number of Accumulation
 Shares outstanding at
 end of period. . . . .     511,652    588,940     706,782       4,338   1,704,027   1,463,435   1,394,138     947,816      277,248
OVERSEAS EQUITY B
 (formerly
 "International
 Opportunities")
Accumulation Share
 Value
 Beginning of period
  (Note 1). . . . . . . $      8.27 $    10.27  $    13.18  $    15.99  $    12.12  $    10.61  $    10.56   $   10.00           --
 End of period. . . . . $     10.78 $     8.27  $    10.27  $    13.18  $    15.99  $    12.12  $    10.61   $   10.56           --
Number of Accumulation
 Shares outstanding at
 end of period. . . . .     318,661    359,393     471,533   1,015,402     891,023     926,001     822,385     331,927           --
OVERSEAS EQUITY
Accumulation share
 value:
 Beginning of period
  (Note 2)  . . . . . . $      9.80 $    10.61  $    11.52  $    12.86  $    12.42  $    10.68  $    10.57   $   10.00           --

 End of period. . . . . $     13.49      $9.80  $    10.61  $    11.52  $    12.86  $    12.42  $    10.68   $   10.57           --
Number of Accumulation
 Shares outstanding at
 end of period. . . . .     141,164    146,903     171,010     436,479     504,567     575,695     469,989     232,388           --
OVERSEAS EQUITY C
 ("formerly "Emerging
 Markets Equity")
Accumulation share
 value:
 Beginning of period
  (Note 2). . . . . . . $      8.53 $     9.28  $     9.78  $    16.55  $     9.27  $    10.00          --          --           --
 End of period. . . . . $     13.19 $     8.53  $     9.28  $     9.78  $    16.55  $     9.27          --          --           --
Number of Accumulation
 Shares outstanding at
 end of period. . . . .     117,346    115,849     119,240     348,611     135,743          --          --          --           --
REAL ESTATE EQUITY
Accumulation share
 value:
 Beginning of period. . $     18.49 $    18.52  $    17.78  $    13.64  $    14.08  $    17.16  $    14.86   $   11.34 $      10.00
 End of period. . . . . $     24.93 $    18.49  $    18.52  $    17.78  $    13.64  $    14.08  $    17.16   $   14.86 $      11.34


                                                                                                                        PERIOD FROM
                            YEAR       YEAR        YEAR        YEAR        YEAR        YEAR        YEAR        YEAR     JANUARY 26,
                            ENDED      ENDED      ENDED       ENDED       ENDED       ENDED       ENDED       ENDED       1995 TO
                           DEC. 31    DEC. 31,   DEC. 31,    DEC. 31,    DEC. 31,    DEC. 31,    DEC. 31,    DEC. 31,   DECEMBER 31,
                            2003        2002       2001        2000        1999        1998        1997        1996        1995
                                     ---------  ----------  ----------  ----------  ----------  ----------  ----------  ------------
Number of Accumulation
 Shares outstanding at
 end of period. . . . .     453,810    502,926     557,490     937,972   1,039,395   1,376,429   1,444,160     528,458  $    141,749
MANAGED
Accumulation share
 value:
 Beginning of period. . $     16.23 $    18.98  $    19.83  $    20.13  $    18.73  $    15.79  $    13.50   $   12.37  $      12.00
 End of period. . . . . $     19.02 $    16.23  $    18.98  $    19.83  $    20.13  $    18.73  $    15.79   $   13.50  $      12.37
Number of Accumulation
 Shares outstanding at
 end of period. . . . .   6,031,356  7,183,284   9,116,538  19,963,905  22,727,267  23,584,757  20,146,894  12,509,325     3,542,190
SHORT-TERM BOND
Accumulation share
 value:
 Beginning of period. . $     14.54 $    13.97  $    13.12  $    12.33  $    12.16  $    11.66  $    11.13   $   10.90  $      10.00
 End of period. . . . . $     14.72 $    14.54  $    13.97  $    13.12  $    12.33  $    12.16  $    11.66   $   11.13  $      10.90
Number of Accumulation
 Shares outstanding at
 end of period. . . . .     608,847    704,321     701,120   1,431,005   1,597,049   1,965,016   1,591,452   1,112,035       373,171
BOND INDEX
Accumulation share
 value:
 Beginning of period
  (Note 2). . . . . . . $     12.16 $    11.23  $    10.57  $     9.60  $    10.00  $    10.00          --          --            --
 End of period. . . . . $     12.41 $    12.16  $    11.23  $    10.57  $     9.60  $    10.00          --          --            --
Number of Accumulation
 Shares outstanding at
 end of period. . . . .     270,208    303,056     119,193     149,804      38,332       4,781          --          --            --
ACTIVE BOND
Accumulation share
 value:
 Beginning of period. . $     16.43 $    15.55  $    14.68  $    13.49  $    13.83  $    12.97  $    11.96   $   11.66  $      10.00
 End of period. . . . . $     17.23 $    16.43  $    15.55  $    14.68  $    13.49  $    13.83  $    12.97   $   11.96  $      11.66
Number of Accumulation
 Shares outstanding at
 end of period. . . . .   1,945,218  2,317,221   2,651,473   5,015,162   5,931,655   7,060,247   4,981,289   2,750,678       727,898
HIGH YIELD BOND
Accumulation share
 value:
 Beginning of period
  (Note 2). . . . . . . $      8.51 $     9.05  $     9.00  $    10.24  $     9.89  $    10.00          --          --            --
 End of period. . . . . $      9.77 $     8.51  $     9.05  $     9.00  $    10.24  $     9.89          --          --            --
Number of Accumulation
 Shares outstanding at
 end of period. . . . .     129,409    108,813      99,742     108,065      65,907      11,612          --          --            --
GLOBAL BOND
Accumulation Share
 Value
 Beginning of period
  (Note 1). . . . . . . $     14.75 $    12.60  $    12.98  $    11.76  $    12.20  $    11.35  $    10.56   $   10.00            --
 End of period. . . . . $     16.84 $    14.75  $    12.60  $    12.98  $    11.76  $    12.20  $    11.35   $   10.56            --
Number of Accumulation
 Shares outstanding at
 end of period. . . . .     607,809    663,073    $698,809   1,617,495   1,939,274   2,327,990   1,455,988     388,491            --
MONEY MARKET
Accumulation share
 value:
 Beginning of period. . $     12.93 $    12.93  $    12.63  $    12.06  $    11.65  $    11.22  $    10.80   $   10.41  $      10.00
 End of period. . . . . $     12.85 $    12.93  $    12.93  $    12.63  $    12.06  $    11.65  $    11.22   $   10.80  $      10.41
Number of Accumulation
 Shares outstanding at
 end of period. . . . .   1,664,927  2,546,968   2,479,523   3,823,247   5,770,707   4,529,599   4,567,952   3,168,756  $  1,077,898

(1) Values shown for 1996  begin on May 1, 1996.

(2) Values shown for 1998 begin on May 1, 1998.

(3) Values shown for 2000 begin on May 1, 2000.

             APPENDIX A - EXAMPLE OF WITHDRAWAL CHARGE CALCULATION

ASSUME THE FOLLOWING FACTS:

.. On January 1, 1996, you make a $5000 initial premium payment and we issue you a contract.

.. On January 1, 1997, you make a $1000 premium payment.

.. On January 1, 1998, you make a $1000 premium payment.

.. On January 1, 1999, the total value of your contract is $9000 because of good investment earnings.

  Now assume you make a partial withdrawal of $6000 (no tax withholding) on January 2, 1999. In this case, assuming no prior withdrawals, we would deduct a CDSL of $399.89. We withdraw a total of $6,399.89 from your contract.


        $6,000.00  -- withdrawal request payable to you
        +  399.89  -- withdrawal charge payable to us
        ---------
        $6,399.89  -- total amount withdrawn from your contract



HERE IS HOW WE DETERMINE THE WITHDRAWAL CHARGE:

  (1) We FIRSt reduce your $5,000 INITIAL PREMIUM DEPOSIT by the three annual $30 contract fees we assessed on January 1, 1997, 1998, and 1999. We withdraw the remaining $4910 from your contract.


        $5,000
        -   30  -- 1997 contract fee payable to us
        -   30  -- 1998 contract fee payable to us
        -   30  -- 1999 contract fee payable to us
        ------
        $4,910  -- amount of your initial premium payment we would consider to be withdrawn

  Under the free withdrawal provision, we deduct 10% of the total value of your
  contract at the beginning of the contract year, or $900 (.10 x $9000).   We
  pay the $900 to you as  part of your withdrawal request, and we assess a
  withdrawal charge on the remaining balance of $4010.   Because you made the
  initial premium payment 3 years ago, the withdrawal charge percentage is 7%. We deduct the resulting $280.70 from your contract to cover the withdrawal charge on your initial premium payment. We pay the remainder of $3729.30 to you as a part of your withdrawal request.


        $4,910.00
        -  900.00 -- free withdrawal amount (payable to you)
        ---------
        $4,010.00
        x     .07
        ---------
        $  280.70 -- withdrawal charge on initial premium payment
                     (payable to us)

        $4,010.00
        -  280.70
        ---------
        $3,729.30 -- part of withdrawal request payable to you



  (2) We NEXT deem the entire amount of your 1997 PREMIUM PAYMENT to be withdrawn and we assess a withdrawal charge on that $1000 amount. Because you made this premium payment 2 years ago, the withdrawal charge percentage is

     8%.   We deduct the resulting $80 from your contract to cover the withdrawal charge on your 1997 premium payment. We pay the remainder of $920 to you as a part of your withdrawal request.


        $1,000
        x  .08
         -----
        $   80 -- withdrawal charge on 1997 premium payment (payable to
                  us)

        $1,000
        -   80
         -----
        $  920 -- part of withdrawal request payable to you



  (3) We NEXT determine what additional amount we need to withdraw to provide you with the total $6000 you requested, after the deduction of the withdrawal charge on that additional amount. We have already allocated $900 from the free withdrawal amount, $3729.30 from your initial premium payment, and $920 from your 1998 PREMIUM PAYMENT. Therefore, $450.70 is needed to reach $6000.


        $6,000.00 -- total withdrawal amount requested
        -  900.00 -- free withdrawal amount
        -3,729.30 -- payment deemed from initial premium payment
        -  920.00 -- payment deemed from 1997 premium payment
         --------
        $  450.70 -- additional payment to you needed to reach $6000



  We know that the withdrawal charge percentage for this remaining amount is 8%, because you are already deemed to have withdrawn all premiums you paid prior to 1998. We use the following formula to determine how much more we need to withdraw:

  Remainder due to you = Withdrawal needed - [applicable withdrawal charge percentage times withdrawal needed]


        $ 450.70     =  x - [.08x]
        $ 450.70     =  .92x
        $ 450.70/.92 =  x
          ------
        $ 489.89     =  x
        $ 489.89     -- deemed withdrawn from 1998 premium payment
        $-450.70     -- part of withdrawal request payable to you
          ------
        $  39.19     -- withdrawal charge on 1998 premium deemed withdrawn
                        (payable to us)

        $ 280.70     -- withdrawal charge on the INITIAL PREMIUM PAYMENT
        $  80.00     -- withdrawal charge on the 1997 PREMIUM PAYMENT
        $  39.19     -- withdrawal charge on the 1998 PREMIUM PAYMENT
          ------
        $ 399.89     -- Total withdrawal charge

               APPENDIX B - CONTRACT LOANS UNDER SECTION 403 (B)
                                 ("TSA LOANS")


  Any loan under this section will be secured by a security interest in your contract. The loan amount must be at least $2,500 and may not, on the date of the loan (defined below), exceed the lesser of:

     . 50% of the total value of your contract,

     . $50,000 or

     . the sum of 100% of the total value of your contract invested in the variable investment options and 20% of the total value of your contract invested in the fixed investment option.

  We will deduct that portion of the loan amount up to 20% of the total value of your contract on the date of the loan proportionately from each investment option you are then using. We will deduct any amount in excess of 20% of the total value of your contract on the date of the loan proportionately from each VARIABLE investment option you are then using.

  On the date of the loan, we will transfer the total loan amount to the loan collateral account. This account is held in JHVLICO's general investment account and accrues interest at an effective rate equal to 1% less than the loan interest rate described below. We transfer the interest accrued on the loan collateral account back to the investment options on each contract anniversary in the same proportion as your investment options are then allocated.

  The DATE OF THE LOAN will be the business date on which we receive at the John Hancock Annuity Servicing Office all the necessary documentation assigning your contract as the security for the loan. If such receipt occurs on a date on which we do not value shares, then the date of the loan will be the next business day following such receipt on which we do value shares.

  We determine the LOAN INTEREST RATE for this contract annually. We make such determination in the calendar month immediately preceding the calendar month in which your contract anniversary occurs. We apply the loan interest rate to any loan made during the calendar year following the date we determine the loan interest rate. Except as otherwise required by applicable state law, we will not set a rate in excess of the greater of:

     . Moody's Corporate Bond Yield Average - Monthly Average Corporates
       (as published by Moody's Investors Service), or any successor thereto, for the calendar month which is two months before the month in which the date we determine the loan interest rate, or

     . 5%.

 If Moody's Investors Service no longer publishes this average, JHVLICO reserves the right to select a substitute that it deems appropriate, subject to applicable law, regulation, or other state requirement. When a new rate is determined,

     . we may increase the previous rate if the increase would be at least
       1/2 %, and

     . we may reduce the previous rate if the decrease would be at least 1/2
       %.

 We will notify you of the applicable loan interest rate at the time you make the loan. The loan interest rate for any given loan will be fixed for the entire loan period. Accrued interest on the loan will be added daily and will bear interest from that date at the loan interest rate.

  Repayment of principal and interest will be amortized in level installments payable no less frequently than quarterly over a period of no more than five years, except as provided by law. Prior to the first installment date, we will provide you with the repayment due dates and installment amounts in a repayment schedule. The principal portion of each loan repayment will be transferred back to the investment options in the same proportion as your investment options are then allocated.

  Prepayment of the entire loan is permitted. In addition, loan prepayments in excess of regularly scheduled prepayments that do not repay the entire LOAN BALANCE (outstanding loan amount plus loan interest accrued to date) will be applied to reduce the length of the loan. Such excess loan repayments do not replace the regularly scheduled loan payments.

  If you fail to make a scheduled loan repayment within 90 calendar days after the repayment due date, the loan balance or such other amount as required by applicable law shall then be considered in default. To the extent the total value of your contract contains (1) salary reduction contributions made on or before December 31, 1988 and (2) earnings credited on such contributions on or before such date at the time of default (together referred to as "pre-1988 " with regard to the default. We will withdraw from the total value of your contract an amount equal to the amount in default with respect to such pre-1988 contributions (including withdrawal charges and any accrued and unpaid interest to the date of the default). To the extent that the amount in default exceeds the amount of pre-1988 contributions, we will make no actual foreclosure on the loan security:

     . until the earliest of your attaining age 59 1/2, separation from service, death, or becoming disabled (as defined in Section 72(m)(7) of the Code, and

     . unless, prior to the occurrence of such event, the excess is deemed a distribution reportable you.

  If you surrender your contract while there is an outstanding loan balance or, if the annuitant dies while there is an outstanding loan balance, we will determine an amount (positive or negative) by subtracting the outstanding loan balance from the loan collateral account as of the date of surrender or death.
 If such amount is positive, we will add it to the surrender value or death benefit, as applicable. If the amount is negative, we will subtract it from the surrender value or death benefit, as applicable. If, at any time, the surrender value exceeds the loan collateral account, your loan will be subject to certain excessive loan balance provisions set forth in your loan agreement.

  Because the Federal tax laws governing contract loans are very complex and confusing, you should consult a qualified tax adviser before applying for a contract loan.

                          Prospectus dated May 1, 2004

                                for interests in
                    John Hancock Variable Annuity Account I

                       Interests are made available under

                       INDEPENDENCE 2000 VARIABLE ANNUITY

      a deferred combination fixed and variable annuity contract issued by

     JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY ("JHVLICO")

The contract enables you to earn fixed rates of interest that we declare under our fixed investment option and investment-based returns in the following variable investment options:

 VARIABLE INVESTMENT OPTIONS:                UNDERLYING FUND MANAGED BY:
 ----------------------------                ---------------------------
 EQUITY OPTIONS:
  Equity Index............................   SSgA Funds Management, Inc.
  Large Cap Value.........................   T. Rowe Price Associates, Inc.
  Large Cap Growth........................   Independence Investment LLC
  Large Cap Growth B*.....................   Independence Investment LLC
  Fundamental Growth*.....................   Independence Investment LLC
  Earnings Growth.........................   Fidelity Management & Research Company
  Growth & Income.........................   Independence Investment LLC and T. Rowe Price Associates, Inc.
  Fundamental Value.......................   Wellington Management Company, LLP
  Fundamental Value B*....................   Wellington Management Company, LLP
  Mid Cap Value B.........................   T. Rowe Price Associates, Inc.
  Mid Cap Growth..........................   Wellington Management Company, LLP
  Small Cap Value.........................   T. Rowe Price Associates, Inc. and Wellington Management Company, LLP
  Small Cap Emerging Growth...............   Wellington Management Company, LLP
  Small Cap Growth*.......................   Wellington Management Company, LLP
  International Equity Index..............   SSgA Funds Management, Inc.
  Overseas Equity*........................   Capital Guardian Trust Company
  Overseas Equity B.......................   Capital Guardian Trust Company
  Overseas Equity C*......................   Capital Guardian Trust Company
  Real Estate Equity......................   RREEF America LLC and Van Kampen (a registered
                                              trade name of Morgan Stanley Investment Management
                                              Inc.)
 BALANCED OPTIONS:
  Managed.................................   Independence Investment LLC and Capital Guardian Trust Company

 BOND & MONEY MARKET OPTIONS:
  Short-Term Bond.........................   Independence Investment LLC
  Bond Index..............................   Standish Mellon Asset Management Company LLC
  Active Bond.............................   John Hancock Advisers, LLC, Pacific Investment Management
                                               Company LLC and Declaration Management & Research Company
  High Yield Bond.........................   Wellington Management Company, LLP
  Global Bond.............................   Capital Guardian Trust Company
  Money Market............................   Wellington Management Company, LLP

 *Not available for contracts issued after April 30, 2004.

     The variable investment options shown on page 1 are those available as of the date of this prospectus. We may add, modify or delete variable investment options in the future.

     When you select one or more of these variable investment options, we invest your money in the corresponding investment option(s) of the John Hancock Variable Series Trust I ("the Series Fund"). In this prospectus, the investment options of the Series Fund are referred to as funds. In the prospectuses for the Series Fund, the investment options may also be referred to as "funds," "portfolios" or "series."

     The Series Fund is a so-called "series" type mutual fund registered with the Securities and Exchange Commission ("SEC"). The investment results of each variable investment option you select will depend on those of the corresponding fund of the Series Fund. Each of the funds is separately managed and has its own investment objective and strategies. Attached at the end of this prospectus is a prospectus for the Series Fund. The Series Fund prospectus contains detailed information about each available fund. Be sure to read that prospectus before selecting any of the variable investment options shown on page 1.

     For amounts you don't wish to invest in a variable investment option, you can allocate to the fixed investment option if permitted in your local jurisdiction. We invest the assets allocated to the fixed investment option in our general account and they earn interest at a fixed rate, declared by us, subject to a 3% minimum. Neither our general account nor any interests in our general account are registered with the SEC or subject to the Federal securities laws.

     We refer to the variable investment options and the fixed investment option together as investment options.







                      JOHN HANCOCK ANNUITY SERVICING OFFICE
                      -------------------------------------

                                  MAIL DELIVERY
                                  -------------
                                  P.O. Box 772
                                Boston, MA 02117

                               OVERNIGHT DELIVERY
                               ------------------
                      John Hancock Annuity Image Operations
                        27 Dry Dock Avenue, Second floor
                             South Boston, MA 02110

                              PHONE: 1-800-732-5543

                               FAX: 1-617-572-1571


     Contracts are not deposits or obligations of, or insured, endorsed, or guaranteed by the U.S. Government, any bank, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency, entity or person, other than JHVLICO. They involve investment risks including the possible loss of principal.

********************************************************************************

     Please note that the SEC has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                            GUIDE TO THIS PROSPECTUS

     This prospectus contains information that you should know before you buy a contract or exercise any of your rights under the contract. We have arranged the prospectus in the following way:

       .  The first section contains an "INDEX OF KEY WORDS."

       . Behind the index is the "FEE TABLE." This section highlights the various fees and expenses you will pay directly or indirectly, if you purchase a contract.

       . The next section is called "BASIC INFORMATION." It contains basic information about the contract presented in a question and answer format. You should read the Basic Information before reading any other section of the prospectus.

       . Behind the Basic Information is "ADDITIONAL INFORMATION." This section gives more details about the contract. It generally does not repeat information contained in the Basic Information.

The Series Fund's prospectus is attached at the end of this prospectus. You should save this prospectuses for future reference.

                                IMPORTANT NOTICES

    This is the prospectus - it is not the contract. The prospectus simplifies many contract provisions to better communicate the contract's essential features. Your rights and obligations under the contract will be determined by the language of the contract itself. On request, we will provide the form of contract for you to review. In any event, when you receive your contract, we suggest you read it promptly.

    We've also filed with the SEC a "Statement of Additional Information." This Statement contains detailed information not included in the prospectus. Although a separate document from this prospectus, the Statement of Additional Information has the same legal effect as if it were a part of this prospectus. We will provide you with a free copy of the Statement upon your request. To give you an idea what's in the Statement, we have included a copy of the Statement's table of contents on page 35.

    The contracts are not available in all states. This prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any state to any person to whom it is unlawful to make or solicit an offer in that state.

                               INDEX OF KEY WORDS

  We define or explain each of the following key words used in this prospectus on the pages shown below:

  KEY WORD                                                           PAGE

  Accumulation units.................................................. 21
  Annuitant...........................................................  9
  Annuity payments.................................................... 11
  Annuity period...................................................... 11
  Business day........................................................ 10
  Contract year.......................................................  9
  Date of issue.......................................................  9
  Date of maturity.................................................... 22
  Free withdrawal amount.............................................. 15
  Funds...............................................................  2
  Fixed investment option.............................................  2
  Investment options..................................................  2
  Premium payments....................................................  9
  Surrender........................................................... 15
  Surrender value..................................................... 16
  Total value of your contract........................................ 11
  Variable investment options...................................... cover
  Withdrawal ......................................................... 15
  Withdrawal charge................................................... 15

                                   FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING AN INDEPENDENCE 2000 VARIABLE ANNUITY CONTRACT. THE FIRST TABLE DESCRIBES THE CHARGES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

-------------------------------------------------------------------------------------
     Contractowner Transaction Expenses          Independence 2000 Variable Annuity
-------------------------------------------------------------------------------------
 Maximum Withdrawal Charge (as % of amount          7% for the first year
 withdrawn or surrendered)/1/                      6% for the second year
                                                    5% for the third year
                                                   4% for the fourth year
                                                    3% for the fifth year
                                                    2% for the sixth year
                                                   1% for the seventh year
                                                        0% thereafter
-------------------------------------------------------------------------------------
 Maximum transfer charge/2/                                  $25
-------------------------------------------------------------------------------------

1) This charge is taken upon withdrawal or surrender within the specified period of years measured from the date of premium payment.

2) This charge is not currently imposed, but we reserve the right to do so in the contract. If we do, it will be taken upon each transfer into or out of a variable investment option beyond an annual limit of not less than 12.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME YOU OWN THE CONTRACT. THIS TABLE DOES NOT INCLUDE FEES AND EXPENSES PAID AT THE FUND LEVEL.

--------------------------------------------------------------------------------
                                             Independence 2000 Variable Annuity
-------------------------------------------------------------------------------
 Maximum Annual Contract Fee/3/                             $50
-------------------------------------------------------------------------------
 Current Annual Contract Fee/4/                             $30
-------------------------------------------------------------------------------
 Separate Account Annual Expenses (as a
 percentage of average account value)/5/
-------------------------------------------------------------------------------
   Mortality and Expense Risk Charge                       1.10%
   Administrative Services Charge                          0.30%
                                                           -----
 Total Separate Account Annual Expenses                    1.40%
-------------------------------------------------------------------------------

3) This charge is not currently imposed.

4) This charge applies only to contracts of less than $10,000 during the accumulation period. It is taken at the end of each contract year but, if you surrender a contract before then, it will be taken at the time of surrender.

5) This charge only applies to that portion of account value held in the variable investment options. The charge does not apply to amounts in the fixed account options.

THE NEXT TABLE DESCRIBES THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME YOU OWN AN INDEPENDENCE 2000 VARIABLE ANNUITY CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE SERIES FUND'S PROSPECTUS.

--------------------------------------------------------------------------------
       Total Annual Fund Operating Expenses            Minimum       Maximum
-------------------------------------------------------------------------------
 Range of expenses that are deducted from fund          0.21%         1.96%
 assets, including management fees, distribution
 and/or service (12b-1) fees, and other expenses
-------------------------------------------------------------------------------

THE NEXT TABLE DESCRIBES FUND LEVEL FEES AND EXPENSES FOR EACH OF THE FUNDS, AS A PERCENTAGE OF THE FUND'S AVERAGE NET ASSETS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2003. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR THE SERIES FUND.

--------------------------------------------------------------------------------------------------------------------------
                                                                              TOTAL FUND                     TOTAL FUND
                                            DISTRIBUTION    OTHER OPERATING    OPERATING                      OPERATING
                               INVESTMENT        AND           EXPENSES         EXPENSES                       EXPENSES
                               MANAGEMENT  SERVICE (12B-1)      WITHOUT         WITHOUT        EXPENSE          WITH
FUND NAME                          FEE          FEES         REIMBURSEMENT   REIMBURSEMENT  REIMBURSEMENT   REIMBURSEMENT
--------------------------------------------------------------------------------------------------------------------------
JOHN HANCOCK VARIABLE SERIES
 TRUST I - NAV CLASS SHARES
 (NOTE 1):
--------------------------------------------------------------------------------------------------------------------------
Equity Index                     0.13%           N/A             0.08%           0.21%          0.00%           0.21%
--------------------------------------------------------------------------------------------------------------------------
Large Cap Value                  0.75%           N/A             0.07%           0.82%          0.00%           0.82%
--------------------------------------------------------------------------------------------------------------------------
Large Cap Growth                 0.80%           N/A             0.06%           0.86%          0.00%           0.86%
--------------------------------------------------------------------------------------------------------------------------
Large Cap Growth B*              0.89%           N/A             0.10%           0.99%          0.00%           0.99%
--------------------------------------------------------------------------------------------------------------------------
Fundamental Growth               0.90%           N/A             0.10%           1.00%          0.00%           1.00%
--------------------------------------------------------------------------------------------------------------------------
Earnings Growth                  0.96%           N/A             0.11%           1.07%          0.01%           1.06%
--------------------------------------------------------------------------------------------------------------------------
Growth & Income                  0.67%           N/A             0.06%           0.73%          0.00%           0.73%
--------------------------------------------------------------------------------------------------------------------------
Fundamental Value                0.79%           N/A             0.11%           0.90%          0.01%           0.89%
--------------------------------------------------------------------------------------------------------------------------
Fundamental Value B*             0.91%           N/A             0.19%           1.10%          0.09%           1.01%
--------------------------------------------------------------------------------------------------------------------------
Mid Cap Value B*                 1.05%           N/A             0.14%           1.19%          0.04%           1.15%
--------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth*                  0.96%           N/A             0.10%           1.06%          0.00%           1.06%
--------------------------------------------------------------------------------------------------------------------------
Small Cap Value                  0.95%           N/A             0.11%           1.06%          0.01%           1.05%
--------------------------------------------------------------------------------------------------------------------------
Small Cap Emerging Growth        1.01%           N/A             0.20%           1.21%          0.10%           1.11%
--------------------------------------------------------------------------------------------------------------------------
Small Cap Growth                 1.05%           N/A             0.17%           1.22%          0.07%           1.15%
--------------------------------------------------------------------------------------------------------------------------
International Equity Index       0.17%           N/A             0.05%           0.22%          0.00%           0.22%
--------------------------------------------------------------------------------------------------------------------------
Overseas Equity                  1.23%           N/A             0.34%           1.57%          0.00%           1.57%
--------------------------------------------------------------------------------------------------------------------------
Overseas Equity B*               1.13%           N/A             0.31%           1.44%          0.00%           1.44%
--------------------------------------------------------------------------------------------------------------------------
Overseas Equity C*               1.21%           N/A             0.75%           1.96%          0.00%           1.96%
--------------------------------------------------------------------------------------------------------------------------
Real Estate Equity               0.98%           N/A             0.09%           1.07%          0.00%           1.07%
--------------------------------------------------------------------------------------------------------------------------
Managed                          0.68%           N/A             0.06%           0.74%          0.00%           0.74%
--------------------------------------------------------------------------------------------------------------------------
Short-Term Bond                  0.60%           N/A             0.07%           0.67%          0.00%           0.67%
--------------------------------------------------------------------------------------------------------------------------
Bond Index                       0.14%           N/A             0.10%           0.24%          0.00%           0.24%
--------------------------------------------------------------------------------------------------------------------------
Active Bond                      0.61%           N/A             0.09%           0.70%          0.00%           0.70%
--------------------------------------------------------------------------------------------------------------------------
High Yield Bond                  0.80%           N/A             0.15%           0.95%          0.05%           0.90%
--------------------------------------------------------------------------------------------------------------------------
Global Bond                      0.85%           N/A             0.13%           0.98%          0.00%           0.98%
--------------------------------------------------------------------------------------------------------------------------
Money Market                     0.25%           N/A             0.06%           0.31%          0.00%           0.31%
--------------------------------------------------------------------------------------------------------------------------

(1) Under its current investment management agreements with the John Hancock Variable Series Trust I ("JHVST"), John Hancock Life Insurance Company has contractually agreed to reimburse each JHVST fund (other than the International Equity Index, Overseas Equity, Overseas Equity B, Overseas Equity C and Global Bond funds) when the fund's "other fund expenses" exceed 0.10% of the fund's average daily net assets. The agreements will remain in effect until May 1, 2005, and may be renewed each year thereafter by JHVST. Percentages shown for the Fundamental Value B, Overseas Equity, Overseas Equity B, and Overseas Equity C funds are calculated as if the current management fee schedules, which apply to these funds effective May 1, 2004, were in effect for all of 2003. The percentages shown for the International Equity Index Fund reflect (a) the discontinuance of John Hancock's agreement to reimburse the fund for "other fund expenses" in 2003 that exceeded 0.10% of the fund's average daily net assets and (b) the custodian's agreement, effective April 1, 2004, to reduce its fees for this fund. The percentages shown for the Overseas Equity, Overseas Equity B, Overseas Equity C and Global Bond funds reflect the discontinuance of John Hancock's agreement to reimburse each of these funds for "other fund expenses" in 2003 that exceeded 0.10% of the Fund's average daily net assets.The percentages shown for the Financial Industries fund are based on the fund's current management fee schedule and include the operating expenses and average daily net assets of the fund's predecessor prior to April 25, 2003.

    * Large Cap Growth B was formerly "Large Cap Aggressive Growth," Fundamental Value B was formerly "Large Cap Value CORE(SM)," Mid Cap Value B was formerly "Small/Mid Cap CORE(SM)," Mid Cap Growth was formerly "Small/Mid Cap Growth," Overseas Equity B was formerly "International Opportunities" and Overseas Equity C was formerly "Emerging Markets Equity." "CORE/SM/" is a service mark of Goldman, Sachs & Co.

Examples

THE FOLLOWING TWO EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN AN INDEPENDENCE 2000 VARIABLE ANNUITY CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THE FIRST EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN A CONTRACT AND THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR. THIS EXAMPLE ASSUMES THE MAXIMUM ANNUAL CONTRACT FEE AND THE MAXIMUM FEES AND EXPENSES OF ANY OF THE FUNDS. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

Independence 2000 Variable Annuity - maximum fund-level total operating expenses
--------------------------------------------------------------------------------

        -------------------------------------------------------------------------------
                                                   1 YEAR  3 YEARS  5 YEARS   10 YEARS
        -------------------------------------------------------------------------------
         (1) IF YOU SURRENDER YOUR CONTRACT AT      $980    $1516    $2074     $3753
         THE END OF THE APPLICABLE TIME PERIOD:
        -------------------------------------------------------------------------------
         (2) IF YOU ANNUITIZE YOUR CONTRACT AT      $350    $1067    $1806     $3753
         THE END OF THE APPLICABLE TIME PERIOD:
        -------------------------------------------------------------------------------
         (3) IF YOU DO NOT SURRENDER YOUR           $350    $1067    $1806     $3753
         CONTRACT:
        -------------------------------------------------------------------------------

THE NEXT EXAMPLE ALSO ASSUMES THAT YOU INVEST $10,000 IN A CONTRACT AND THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR. THIS EXAMPLE ASSUMES THE AVERAGE ANNUAL CONTRACT FEE WE EXPECT TO RECEIVE FOR THE CONTRACTS AND THE MINIMUM FEES AND EXPENSES OF ANY OF THE FUNDS.

ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

Independence 2000 Variable Annuity - minimum fund-level total operating expenses
--------------------------------------------------------------------------------

        -------------------------------------------------------------------------------
                                                   1 YEAR  3 YEARS  5 YEARS   10 YEARS
        -------------------------------------------------------------------------------
         (1) IF YOU SURRENDER YOUR CONTRACT AT      $801    $980     $1171     $1987
         THE END OF THE APPLICABLE TIME PERIOD:
        -------------------------------------------------------------------------------
         (2) IF YOU ANNUITIZE YOUR CONTRACT AT      $171    $530     $ 913     $1987
         THE END OF THE APPLICABLE TIME PERIOD:
        -------------------------------------------------------------------------------
         (3) IF YOU DO NOT SURRENDER YOUR           $171    $530     $ 913     $1987
         CONTRACT:
        -------------------------------------------------------------------------------

                               BASIC INFORMATION

     This "Basic Information" section provides answers to commonly asked questions about the contract. Here are the page numbers where the questions and answers appear:

  QUESTION                                                                      STARTING ON PAGE
  --------                                                                      ----------------
What is the contract?.................................................................   9

Who owns the contract?................................................................   9

Is the owner also the annuitant?......................................................   9

How can I invest money in a contract?.................................................   9

How will the value of my investment in the contract change over time?.................  11

What annuity benefits does the contract provide?......................................  11

To what extent can JHVLICO vary the terms and conditions of the contracts?............  11

What are the tax consequences of owning a contract?...................................  12

How can I change my contract's investment allocations?................................  12

What fees and charges will be deducted from my contract?..............................  14

How can I withdraw money from my contract?............................................  16

What happens if the annuitant dies before my contract's date of maturity?.............  17

Can I return my contract?.............................................................  18

WHAT IS THE CONTRACT?

     The contract is a deferred payment variable annuity contract. An "annuity contract" provides a person (known as the "annuitant" or "payee") with a series of periodic payments. Because this contract is also a "deferred payment" contract, the "annuity payments" will begin on a future date, called the contract's "date of maturity." Under a "variable annuity" contract, the amount you have invested can increase or decrease in value daily based upon the value of the variable investment options chosen.

WHO OWNS THE CONTRACT?

     That's up to you. Unless the contract provides otherwise, the owner of the contract is the person who can exercise the rights under the contract, such as the right to choose the investment options or the right to surrender the contract. In many cases, the person buying the contract will be the owner. However, you are free to name another person or entity (such as a trust) as owner. In writing this prospectus, we've assumed that you, the reader, are the person or persons entitled to exercise the rights and obligations under discussion.

IS THE OWNER ALSO THE ANNUITANT?

     In many cases, the same person is both the annuitant and the owner of a contract. The annuitant is the person whose lifetime is used to measure the period of time when we make various forms of annuity payments. Also, the annuitant receives payments from us under any annuity option that commences during the annuitant's lifetime.

HOW CAN I INVEST MONEY IN A CONTRACT?

Premium payments

     We call the investments you make in your contract premiums or premium payments. In general, you need at least a $5,000 initial premium payment to purchase a contract. However, you need only $1,000 for an individual retirement account, $50 for all other qualified plans, or $500 for our Annuity Direct Deposit Program, a program that allows automatic transfers from your checking account to your annuity contract. If you choose to contribute more money into your contract, each subsequent premium payment must also be at least $50.

Applying for a contract

     An authorized representative of JHVLICO through whom you purchase your contract will assist you in (1) completing an application for a contract and (2) transmitting it, along with your initial premium payment, to the John Hancock Annuity Servicing Office.

     Once we receive your initial premium payment and all necessary information, we will issue your contract and invest your initial premium payment within two business days. If the information is not in good order, we will contact you to get the necessary information. If for some reason, we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information.

     We measure the years and anniversaries of your contract from its date of issue. We use the term contract year to refer to each period of time between anniversaries of your contract's date of issue.

Limits on premium payments

     You can make premium payments of up to $500,000 in any one contract year ($100,000 into the fixed investment option, after the initial premium payment which can be as much as $500,000). The total of all new premium payments and transfers that you allocate to any one variable investment option in any one contract year may not exceed $1,000,000. While the annuitant is alive and the contract is in force, you can make premium payments at any time before the annuitant's 85th birthday.

     We will not issue a contract if the proposed annuitant is age 85 or older. We may waive any of these limits, however.

Ways to make premium payments

     Premium payments made by check or money order should be:

..  drawn on a U.S. bank,

..  drawn in U.S. dollars, and

..  made payable to "John Hancock."

     We will not accept credit card checks. Nor will we accept starter or third party checks that fail to meet our administrative requirements.

     Premium payments after the initial premium payment should be sent to:

                  JOHN HANCOCK ANNUITY SUBSEQUENT PAYMENTS, X-4
                  ---------------------------------------------

                                  MAIL DELIVERY
                                  -------------
                               1 John Hancock Way
                                   Suite 1501
                              Boston, MA 02117-1501

                               OVERNIGHT DELIVERY
                               ------------------
                                 529 Main Street
                              Charleston, MA 02129

     We will accept your initial premium payment by exchange from another insurance company. You can find information about other methods of premium payment by contacting your JHVLICO representative or by contacting the John Hancock Annuity Servicing Office.

     Once we have issued your contract and it becomes effective, we credit any additional premiums to your contract at the close of the business day in which we receive the payment. A business day is any date on which the New York Stock Exchange is open for regular trading. Each business day ends at the close of regular trading for the day on that exchange. Usually this is 4:00 p.m., Eastern time. If we receive an additional premium payment after the close of a business day, we will credit it to your contract on the next business day.

Premium payments by wire

     If you purchase your contract through a broker-dealer firm or financial institution, you may transmit your initial premium payment by wire order. Your wire orders must include information necessary to allocate the premium payment among your selected investment options.

     If your wire order is complete, we will invest the premium payment in your selected investment options as of the day we received the wire order. If the wire order is incomplete, we may hold your initial premium payment for up to 5 business days while attempting to obtain the missing information. If we can't obtain the information within 5 business days, we will immediately return your premium payment, unless you tell us to hold the premium payment for 5 more days pending completion of the application. Nevertheless, until we receive and accept a properly completed and signed application, we will not:

..  issue a contract;

..  accept premium payments;  or

..  allow other transactions.

     After we issue your contract, subsequent premium payments may be transmitted by wire through your bank. Information about our bank, our account number, and the ABA routing number may be obtained from the John Hancock Annuity Servicing Office. Banks may charge a fee for wire services.

HOW WILL THE VALUE OF MY INVESTMENT IN THE CONTRACT CHANGE OVER TIME?

     Prior to a contract's date of maturity, the amount you've invested in any variable investment option will increase or decrease based upon the investment experience of the corresponding fund. Except for certain charges we deduct, your investment experience will be the same as if you had invested in the fund directly and reinvested all fund dividends and distributions in additional shares.

     Like a regular mutual fund, each fund deducts investment management fees and other operating expenses. These expenses are shown in the fee table beginning on page 5. However, unlike a mutual fund, we will also deduct charges relating to the annuity guarantees and other features provided by the contract. These charges reduce your investment performance and the amount we have credited to your contract in any variable investment option. We describe these charges under "What fees and charges will be deducted from my contract?" beginning on page 14.

     Each premium payment you allocate to the fixed investment option will earn interest (calculated on a compounded basis) at our declared rate in effect at the time of the deposit into the fixed investment option. From time to time, we declare new rates, subject to a 3% minimum. For purposes of crediting interest, transfers from a variable investment option will be treated as a premium payment.

     Under current practice, we credit interest to amounts allocated to the fixed investment portion based on the size of the initial premium payment. We credit a higher rate for initial premium payments over $10,000 and those over $25,000. The rate of interest credited on each amount varies based upon when that amount was allocated to the fixed investment option.

     At any time before the date of maturity, the total value of your contract equals

..  the total amount you invested,

..  minus all charges we deduct,

..  minus all withdrawals you have made,

.. plus or minus each variable investment option's positive or negative investment return that we credit daily to any of your contract's value daily while it is in that option, and

.. plus the interest we credit to any of your contract's value while it is in the fixed investment option.

WHAT ANNUITY BENEFITS DOES A CONTRACT PROVIDE?

     If your contract is still in effect on its date of maturity, it enters what is called the annuity period. During the annuity period, we make a series of fixed or variable payments to you as provided under one of our several annuity options. The form in which we will make the annuity payments, and the proportion of such payments that will be on a fixed basis and on a variable basis, depend on the elections that you have in effect on the date of maturity. Therefore you should exercise care in selecting your date of maturity and your choices that are in effect on that date.

     You should carefully review the discussion under "The annuity period," beginning on page 23, for information about all of these choices you can make.

TO WHAT EXTENT CAN JHVLICO VARY THE TERMS AND CONDITIONS OF THE CONTRACTS?

State law insurance requirements

     Insurance laws and regulations apply to us in every state in which our contracts are sold. As a result, various terms and conditions of your contract may vary from the terms and conditions described in this prospectus, depending upon where you reside. These variations will be reflected in your contract or in endorsements attached to your contract.

Variations in charges or rates

     We may vary the charges and other terms of our contracts where special circumstances result in sales or administrative expenses, mortality risks or other risks that are different from those normally associated with the contracts. These include the types of variations discussed under "Certain changes" in the Additional Information section of this prospectus.

WHAT ARE THE TAX CONSEQUENCES OF OWNING A CONTRACT?

     In most cases, no income tax will have to be paid on amounts you earn under a contract until these earnings are paid out. All or part of the following distributions from a contract may constitute a taxable payout of earnings:

..  partial withdrawal (including systematic withdrawals),

..  full withdrawal ("surrender"),

..  payment of any death benefit proceeds, and

..  periodic payments under one of our annuity payment options.

     How much you will be taxed on distribution is based upon complex tax rules and depends on matters such as:

..  the type of the distribution,

..  when the distribution is made,

.. the nature of any tax-qualified retirement plan for which the contract is being used, if any, and

..  the circumstances under which the payments are made.

     If your contract is issued in connection with a tax-qualified retirement plan, all or part of your premium payments may be tax-deductible.

     Special 10% tax penalties apply in many cases to the taxable portion of any distributions from a contract before you reach age 59 1/2. Also, most tax-qualified plans require that distributions from a contract commence and/or be completed by a certain period of time. This effectively limits the period of time during which you can continue to derive tax deferral benefits from any tax-deductible premiums you paid or on any earnings under the contract.

     THE FAVORABLE TAX BENEFITS AVAILABLE FOR ANNUITY CONTRACTS ISSUED IN CONNECTION WITH AN INDIVIDUAL RETIREMENT ANNUITY PLAN OR OTHER TAX-QUALIFIED RETIREMENT PLAN, ARE ALSO GENERALLY AVAILABLE FOR OTHER TYPES OF INVESTMENTS OF TAX-QUALIFIED PLANS, SUCH AS INVESTMENTS IN MUTUAL FUNDS, EQUITIES AND DEBT INSTRUMENTS. YOU SHOULD CAREFULLY CONSIDER WHETHER THE EXPENSES UNDER AN ANNUITY CONTRACT ISSUED IN CONNECTION WITH A TAX-QUALIFIED PLAN, AND THE INVESTMENT OPTIONS, DEATH BENEFITS AND LIFETIME ANNUITY INCOME OPTIONS PROVIDED UNDER SUCH AN ANNUITY CONTRACT, ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES.

HOW CAN I CHANGE MY CONTRACT'S INVESTMENT ALLOCATIONS?

Allocation of premium payments

     When you apply for your contract, you specify the investment options in which your premium payments will be allocated. You may change this investment allocation for future premium payments at any time. Any change in allocation will be effective as of receipt of your request at the John Hancock Annuity Servicing Office.

     At any one time, you may invest in up to 10 of the available investment options. Currently, you may use a maximum of 18 investment options over the life of your contract. For purposes of this limit, each contribution or transfer of assets into an investment option that you are not then using counts as one "use" of an investment option, even if you had used that option at an earlier time.

Transferring your assets

     You may transfer all or part of the assets held in one investment option to any other investment option within 30 days prior to the contract's date of maturity, up to the above-mentioned maximum of 18 investment options. During the annuity period, you may make transfers that will result in no more than 4 investment options being used at once.

     To make a transfer, you must tell us how much to transfer, either as a whole number percentage or as a specific dollar amount. A confirmation of each transfer will be sent to you. Without our approval, the maximum amount you may transfer to or from any variable investment option in any contract year is $1,000,000.

     The contracts are not designed for professional market timing organizations, or other persons or entities that use programmed or frequent transfers among the investment options. As a consequence, we have reserved the right to impose limits on the number and frequency of transfers into and out of variable investment options, and to impose a charge of up to $25 for any transfer beyond an annual limit (which will not be less than 12). Under our current rules, we impose no charge on transfers but we do impose the following restrictions into and out of variable investment options:

.. No more than 12 such transfer requests will be processed in any contract year. In applying this restriction, any transfer request involving the transfer of assets into or out of multiple variable investment options will still count as only one request.

.. We will monitor your transfer requests to determine whether you have transferred account value into any variable investment option within 28 calendar days after you transferred account value out of that variable investment option (i.e., effected a "round trip"). If we determine that you have effected a round trip, you will be prohibited from effecting any further round trips with respect to any variable investment option for as long as the contract remains in effect.

If we change any of the above rules relating to transfers, we will notify you of the change. Transfers under our dollar-cost averaging program will not be counted toward any limit or restriction on transfers into and out of variable investment options.

     In addition, certain restrictions apply specifically to transfers involving the fixed investment option. You may not:

.. transfer assets to or from the fixed investment option during the annuity period,

.. transfer or deposit (exclusive of the initial premium payment) more than $100,000 into the fixed investment option during a contract year,

.. make any transfers into the fixed investment option within six months of a transfer out of the fixed investment option,

.. transfer out of the fixed investment option more than once during the first contract year,

.. after the first contract year, transfer money out of the fixed investment option until the later of (1) 180 days after the last transfer out of the fixed investment option or (2) the beginning of a new contract year,

.. transfer or deposit money into the fixed investment option after the 10th contract year, or

.. transfer out of the fixed investment option more than 20% of your assets in the fixed investment option in any one contract year. If your value in the fixed investment option is $2,500 or less, then a transfer out of the fixed investment option may not exceed $500.

Procedure for transferring your assets

     You may request a transfer in writing or, if you have authorized telephone transfers, by telephone or fax. All transfer requests should be directed to the John Hancock Annuity Servicing Office at the one of the addresses shown on page
2.  Your request should include

..  your name,

..  daytime telephone number,

..  contract number,

..  the names of the investment options being transferred to and from each, and

..  the amount of each transfer.

The request becomes effective on the day we receive your request, in proper form, at the John Hancock Annuity Servicing Office.

Telephone and facsimile transactions

     If you complete a special authorization form, you can request transfers among investment options and changes of allocation among investment options simply by telephoning or by faxing us at the John Hancock Annuity Servicing Office. Any fax request should include your name, daytime telephone number, contract number and, in the case of transfers and changes of allocation, the names of the investment options involved. We will honor telephone instructions from anyone who provides the correct identifying information, so there is a risk of loss to you if this service is used by an unauthorized person. However, you will receive written confirmation of all telephone transactions. There is also a risk that you will be unable to place your request due to equipment malfunction or heavy phone line usage. If this occurs, you should submit your request in writing.

     If you authorize telephone transactions, you will be liable for any loss, expense or cost arising out of any unauthorized or fraudulent telephone instructions which we reasonably believe to be genuine, unless such loss, expense or cost is the result of our mistake or negligence. We employ procedures which provide safeguards against the execution of unauthorized transactions, and which are reasonably designed to confirm that instructions received by telephone are genuine. These procedures include requiring personal identification, tape recording calls, and providing written confirmation to the owner. If we do not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, we may be liable for any loss due to unauthorized or fraudulent instructions.

     As stated earlier in this prospectus, the contracts are not designed for professional market timing organizations or other persons or entities that use programmed or frequent transfers among investment options. For reasons such as that, we have imposed restrictions on transfers. However, we also reserve the right to change our telephone and facsimile transaction policies or procedures at any time. We also reserve the right to suspend or terminate the privilege altogether with respect to any owners who we feel are abusing the privilege to the detriment of other owners.

Dollar-cost averaging program

     You may elect, at no cost, to automatically transfer assets from any variable investment option to one or more other variable investment options on a monthly, quarterly, semiannual, or annual basis. The following conditions apply to the dollar-cost averaging program:

..  you may elect the program only if the total value of your contract equals
   $15,000 or more.

..  the amount of each transfer must equal at least $250.

.. you may change your variable investment allocation instructions at any time in writing or, if you have authorized telephone transfers, by telephone.

..  you may discontinue the program at any time.

..  the program continues until the earlier of (1) 12, 24, or 36 months
   (whichever you elect) or (2) full liquidation of the variable investment option from which we are taking the transfers.

.. automatic transfers to or from the fixed investment option are not permitted.

..  we reserve the right to suspend or terminate the program at any time.

.. you cannot elect the dollar-cost averaging program if you are participating in the systematic withdrawal plan.

WHAT FEES AND CHARGES WILL BE DEDUCTED FROM MY CONTRACT?

Mortality and expense risk charge

     We deduct a daily charge that compensates us primarily for mortality and expense risks that we assume under the contracts. On an annual basis, this charge equals 1.10% of the value of the assets you have allocated to the variable investment options. (This charge does not apply to assets you have in the fixed investment option.)

     In return for mortality risk charge, we assume the risk that annuitants as a class will live longer than expected, requiring us to pay a greater number of annuity payments. In return for the expense risk charge, we assume the risk that our expenses relating to the contracts may be higher than we expected when we set the level of the contracts' other fees and charges, or that our revenues from such other sources will be less.

Administrative services charge

     We deduct a daily charge for administrative and clerical services that the contracts require us to provide. On an annual basis, this charge equals 0.30% of the value of the assets you have allocated to the variable investment options.

Annual contract fee

     Prior to the date of maturity of your contract, we will deduct $30 each year from your contract if it has a total value of less than $10,000. We deduct this annual contract fee at the beginning of each contract year after the first. We also deduct it if you surrender your contract. We take the deduction proportionally from each investment option you are then using. However, we will not deduct any portion of the annual contract fee from the fixed investment option if such deduction would result in an accumulation of amounts allocated to the fixed investment option at less than the guaranteed minimum rate of 3%. In such case, we will deduct that portion of the contract fee proportionately from the other investment options you are using. We reserve the right to increase the annual contract fee to $50.

Premium taxes

     We make deductions for any applicable premium or similar taxes based on the amount of a premium payment. Currently, certain local jurisdictions assess a tax of up to 5% of each premium payment.

     In most cases, we deduct a charge in the amount of the tax from the total value of the contract only at the time of annuitization, death, surrender, or withdrawal. We reserve the right, however, to deduct the charge from each premium payment at the time it is made. We compute the amount of the charge by multiplying the applicable premium tax percentage times the amount you are withdrawing, surrendering, annuitizing or applying to a death benefit.

Withdrawal charge

     If you withdraw some money from your contract prior to the date of maturity ("partial withdrawal") or if you surrender (turn in) your contract, in its entirety, for cash prior to the date of maturity ("total withdrawal" or "surrender"), we may assess a withdrawal charge. We use this charge to help defray expenses relating to the sale of the contract, including commissions paid and other distribution costs.

       Free withdrawal amounts

     In any contract year, you may withdraw up to 10% of the total value of your contract (computed as of the beginning of the contract year) without the assessment of any withdrawal charge. We refer to this amount as the free withdrawal amount. However, if the amount you withdraw or surrender totals more than the free withdrawal amount during the contract year, we will assess a withdrawal charge on any amount of the excess that we attribute to premium payments you made within seven years of the date of the withdrawal or surrender.

       How we determine and deduct the charge

     The withdrawal charge percentage depends upon the number of years that have elapsed from the date you paid the premium to the date of its withdrawal, as shown in the Fee Tables. Solely for purposes of determining the amount of the withdrawal charge, we assume that each withdrawal (together with any associated withdrawal charge) is a withdrawal first from the earliest premium payment, and then from the next earliest premium payment, and so forth until all payments have been exhausted. Once a premium payment has been considered to have been "withdrawn" under these procedures, that premium payment will not enter into any future withdrawal charge calculations. For this purpose, we also consider any amounts that we deduct for the annual contract charge to have been withdrawals of premium payments (which means that no withdrawal charge will ever be paid on those amounts).

     The amount of any withdrawal that exceeds any remaining premium payments that have not already been considered as withdrawn will not be subject to any withdrawal charge. This means that no withdrawal charge will apply to any favorable investment experience that you have earned. We deduct the withdrawal charge proportionally from each investment option being reduced by the surrender or withdrawal. For example, if 60% of the withdrawal amount comes from the Growth & Income option and 40% from the Money Market option, then we will deduct 60% of the withdrawal charge from the Growth & Income option and 40% from the Money Market option. If any such option has insufficient remaining value to cover the charge, we will deduct any shortfall from all of your other investment options, pro-rata based on the value in each. If your contract as a whole has insufficient surrender value to pay the entire charge, we will pay you no more than the surrender value.

     You will find examples of how we compute the withdrawal charge in Appendix A to this prospectus.

       When withdrawal charges don't apply

     We don't assess a withdrawal charge in the following situations:

.. on amounts applied to an annuity option at the contract's date of maturity or to pay a death benefit;

.. on certain withdrawals if you meet the requirement of the nursing home rider that waives the withdrawal charge; and

.. on amounts withdrawn to satisfy the minimum distribution requirements for tax-qualified plans. (Amounts above the minimum distribution requirements are subject to any applicable withdrawal charge, however.)

    In addition, under our exchange offer program, certain pension plans may be eligible to exchange their contracts, without charge, for shares of certain mutual funds distributed by John Hancock Funds, LLC. Under the terms of the exchange offer, any remaining withdrawal charge applicable to any contract exchanged would be waived at the time of the exchange transaction. You can participate in the exchange offer only if your contract was purchased on behalf of either:

.. a pension plan qualified under Section 401(k) of the Internal Revenue Code of 1986 or

.. a targeted benefit pension plan where plan assets are not allocated specifically as being for the account of individual plan participants.

    The exchange offer was expected to remain open until March 1, 1999, but could be extended for particular offerees under special circumstances. Such extensions have occurred and may continue to occur for an indefinite period of time.

HOW CAN I WITHDRAW MONEY FROM MY CONTRACT?


Surrenders and partial withdrawals

  Prior to your contract's date of maturity, if the annuitant is living, you may:

..  surrender your contract for a cash payment of its "surrender value," or

..  make a partial withdrawal of the surrender value.

    The surrender value of a contract is the total value of a contract, minus the annual contract fee and any applicable premium tax and withdrawal charges. We will determine the amount surrendered or withdrawn as of the date we receive your request in proper form at the John Hancock Annuity Servicing Office.

    Certain surrenders and withdrawals may result in taxable income to you or other tax consequences as described under "Tax information," beginning on page
25. Among other things, if you make a full surrender or partial withdrawal from your contract before you reach age 59 1/2, an additional federal penalty of 10% generally applies to any taxable portion of the withdrawal.

  We will deduct any partial withdrawal proportionally from each of your investment options based on the value in each, unless you direct otherwise.

  Without our prior approval, you may not make a partial withdrawal:

..  for an amount less than $100, or

..  if the remaining total value of your contract would be less than $1,000.

If your "free withdrawal value" at any time is less than $100, you must withdraw that amount in full, in a single sum, before you make any other partial withdrawals. A partial withdrawal is not a loan and cannot be repaid. We reserve the right to terminate your contract if the value of your contract becomes zero.

  You generally may not make any surrenders or partial withdrawals once we begin making payments under an annuity option.

Nursing home waiver of withdrawal charge

  If your state permits, your contract may have a nursing home waiver of withdrawal charge rider benefit. Under this benefit, we will waive withdrawal charge on any withdrawals, provided all the following conditions apply:

.. you become confined to a nursing home beginning at least 90 days after we issue your contract and prior to the contract's date of maturity,

.. you remain in the nursing home for at least 90 consecutive days and receive skilled nursing care,

.. we receive your request for a withdrawal and adequate proof of confinement no later than 90 days after discharge from the facility, and

..  your confinement is prescribed by a doctor and medically necessary.

This benefit is not available if (1) you are older than 74 years at application or (2) if you were confined to a nursing home within the past two years.

  For a more complete description of the terms and conditions of this benefit, you should refer directly to your contract.

Systematic withdrawal plan

  Our optional systematic withdrawal plan enables you to preauthorize periodic withdrawals. If you elect this plan, we will withdraw a dollar amount from your contract on a monthly, quarterly, semiannual, or annual basis, based upon your instructions. We will deduct the requested amount from each applicable investment option in the ratio that the value of each bears to the total value of your contract. Each systematic withdrawal is subject to any withdrawal charge that would apply to an otherwise comparable non-systematic withdrawal.
 See "How will the value of my investment in the contract change over time?" beginning on page 11, and "What fees and charges will be deducted from my contract?" beginning on page 14. The same tax consequences also generally will apply.

  The following conditions apply to systematic withdrawal plans:

..  you may elect the plan only if the total value of your contract equals
   $25,000 or more,

..  the amount of each systematic withdrawal must equal at least $100,

.. if the amount of each withdrawal drops below $100 or the total value of your contract becomes less than $5,000, we will suspend the plan and notify you,

..  you may cancel the plan at any time, but

.. you cannot elect this plan if you are participating in the dollar-cost averaging program.

We reserve the right to modify the terms or conditions of the plan at any time without prior notice.

WHAT HAPPENS IF THE ANNUITANT DIES BEFORE MY CONTRACT'S DATE OF MATURITY?


Guaranteed minimum death benefit

  If the annuitant dies before your contract's date of maturity, we will pay a death benefit, that is the greatest of:

  (1)  the total value of your contract, or

  (2) the total amount of premium payments made, minus any partial withdrawals and related withdrawal charges, or

  (3) in states where permitted, the highest total value of your contract as of any "fifth interval anniversary" of your contract to date, PLUS any premium payments you have made since that anniversary, MINUS any withdrawals you have taken (and any related withdrawal charges) since that anniversary.

  We calculate the amounts in clauses (1) and (2) as of the day we receive, in proper order at the John Hancock Annuity Servicing Office:

..  proof of the annuitant's death, and

..  any required instructions as to method of settlement.

  We calculate the amount in clause (3) as follows: On each "fifth interval anniversary" of your contract, we compute the total value of your contract adjusting for premium payments and partial withdrawals since that anniversary. We compare that amount to amounts in clauses (1) and (2). The greatest of these three amounts forms a minimum which may increase on subsequent fifth interval anniversaries with favorable investment performance and additional premium payments but will never decrease unless partial withdrawals are taken.

For purposes of determining any "fifth interval anniversary" of your contract, we count only those anniversaries that occur:

..  BEFORE we receive proof of the annuitant's death, and

..  BEFORE the annuitant attains age 81.

The initial "fifth interval anniversary" is the fifth anniversary of your contract if the annuitant is less than age 81 at that time.

  Unless you have elected an optional method of settlement, we will pay the death benefit in a single sum to the beneficiary you chose prior to the annuitant's death. If you have not elected an optional method of settlement, the beneficiary may do so. However, if the death benefit is less than $5,000, we will pay it in a lump sum, regardless of any election. You can find more information about optional methods of settlement under "Annuity options" on page 24.

CAN I RETURN MY CONTRACT?

  In most cases, you have the right to cancel your contract within 10 days (or longer in some states ) after you receive it. To cancel your contract, simply deliver or mail it to:

  . JHVLICO at the address shown on page 2, or

  . the JHVLICO representative who delivered the contract to you.

  In most states, you will receive a refund equal to the total value of your contract on the date of cancellation, increased by any charges for premium taxes deducted by us to that date. In some states, or if your contract was issued as an "IRA," you will receive a refund of any premiums you've paid. The date of cancellation will be the date we receive the contract.

                             ADDITIONAL INFORMATION


     This section of the prospectus provides additional information that is not contained in the Basic Information section on pages 8 through 18.

  CONTENTS OF THIS SECTION                                      STARTING ON PAGE

  Description of JHVLICO. . . . . . . . . . . . . . . . . . . . . . . . .  20

  Who should purchase a contract. . . . . . . . . . . . . . . . . . . . .  20

  How we support the variable investment options. . . . . . . . . . . . .  21

  Description of charges at the fund level. . . . . . . . . . . . . . . .  21

  The accumulation period. . . . . . . . . . . . . .. . . . . . . . . . .  21

  The annuity period. . . . . . . . . . . . . . . . . . . . . . . . . . .  22

  Variable investment option valuation procedures. .. . . . . . . . . . .  24

  Distribution requirements following death of owner. . . . . . . . . . .  24

  Miscellaneous provisions. . . . . . . . . . . . . . . . . . . . . . . .  25

  Tax information. . . . . . . . . . . . . . . .  . . . . . . . . . . . .  25

  Performance information. . . . . . . . . . . . .  . . . . . . . . . . .  32

  Reports . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  33

  Voting privileges . . . . . . . . . . . . . . . . . . . . . . . . . . .  33

  Certain changes . . . . . . . . . . . . . . . . . . . . . . . . . . . .  33

  Distribution of contracts . . . . . . . . . . . . . . . . . . . . . . .  34

  Experts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  35

  Registration statement. . . . . . . . . . . . . . . . . . . . . . . . .  35

  Condensed Financial Information . . . . . . . . . . . . . . . . . . . .  36

  Appendix A - Examples of withdrawal charge calculation. . . . . . . . .  39

  Appendix B - Contract loans under Section 403(b) ("TSA loans"). . . . .  41

DESCRIPTION OF JHVLICO

     We are JHVLICO, a stock life insurance company chartered in 1979 under Massachusetts law, with its home office at 197 Clarendon Street, Boston, Massachusetts 02117. We are authorized to transact a life insurance and annuity business in all states other than New York and in the District of Columbia.

     We are regulated and supervised by the Massachusetts Commissioner of Insurance, who periodically examines our affairs. We also are subject to the applicable insurance laws and regulations of all jurisdictions in which we are authorized to do business. We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions in which we do business for purposes of determining solvency and compliance with local insurance laws and regulations. The regulation to which we are subject, however, does not provide a guarantee as to such matters.

     We are a wholly-owned subsidiary of John Hancock Life Insurance Company ("John Hancock"), a Massachusetts stock life insurance company. On February 1, 2000, John Hancock Mutual Life Insurance Company (which was chartered in Massachusetts in 1862) converted to a stock company by "demutualizing" and changed its name to John Hancock Life Insurance Company. As part of the demutualization process, John Hancock became a subsidiary of John Hancock Financial Services, Inc., a newly formed publicly-traded corporation. In April 2004, John Hancock Financial Services, Inc. was merged with a subsidiary of Manulife Financial Corporation, a publicly-traded corporation organized under the laws of Canada. The merger was effected pursuant to an Agreement and Plan of Merger dated as of September 28, 2003. As a consequence of the merger, John Hancock's ultimate parent is now Manulife Financial Corporation. John Hancock's home office is at John Hancock Place, Boston, Massachusetts 02117. As of December 31, 2003, John Hancock's assets were approximately $96 billion and it had invested approximately $575 million in JHVLICO in connection with JHVLICO's organization and operation. It is anticipated that John Hancock will from time to time make additional capital contributions to JHVLICO to enable us to meet our reserve requirements and expenses in connection with our business. John Hancock is committed to make additional capital contributions if necessary to ensure that we maintain a positive net worth.

WHO SHOULD PURCHASE A CONTRACT?

     We designed these contracts for individuals doing their own retirement planning, including purchases under plans and trusts that do not qualify for special tax treatment under the Internal Revenue Code of 1986 (the "Code"). We also offer the contracts for purchase under:

.. traditional individual retirement annuity plans ("Traditional IRAs") satisfying the requirements of Section 408 of the Code;

..  non-deductible IRA plans ("Roth IRAs") satisfying the requirements of
   Section 408A of the Code;

..  SIMPLE IRA plans adopted under Section 408(p) of the Code;

.. Simplified Employee Pension plans ("SEPs") adopted under Section 408(k) of the Code; and

.. annuity purchase plans adopted under Section 403(b) of the Code by public school systems and certain other tax-exempt organizations.

     We do not currently offer the contracts to every type of tax-qualified plan, and we may not offer the contracts for all types of tax-qualified plans in the future. In certain circumstances, we may make the contracts available for purchase under deferred compensation plans maintained by a state or political subdivision or tax exempt organization under Section 457 of the Code or by pension or profit-sharing plans qualified under section 401(a) of the Code. We provide general federal income tax information for contracts purchased in connection with tax qualified retirement plans beginning on page 27.

     When a contract forms part of a tax-qualified plan it becomes subject to special tax law requirements, as well as the terms of the plan documents themselves, if any. Additional requirements may apply to plans that cover a "self-employed individual" or an "owner-employee". Also, in some cases, certain requirements under "ERISA" (the Employee Retirement Income Security Act of 1974) may apply. Requirements from any of these sources may, in effect, take precedence over (and in that sense modify) the rights and privileges that an owner otherwise would have under a contract. Some such requirements may also apply to certain retirement plans that are not tax-qualified.

    We may include certain requirements from the above sources in endorsements or riders to the affected contracts. In other cases, we do not. In no event, however, do we undertake to assure a contract's compliance with all plan, tax law, and ERISA requirements applicable to a tax-qualified or non tax-qualified retirement plan. Therefore, if you use or plan to use a contract in connection with such a plan, you must consult with competent legal and tax advisers to ensure that you know of (and comply with) all such requirements that apply in your circumstances.

To accommodate "employer-related" pension and profit-sharing plans, we provide "unisex" purchase rates. That means the annuity purchase rates are the same for males and females. Any questions you have as to whether you are participating in an "employer-related" pension or profit-sharing plan should be directed to your employer. Any question you or your employer have about unisex rates may be directed to the John Hancock Annuity Servicing Office.

HOW WE SUPPORT THE VARIABLE INVESTMENT OPTIONS

    We hold the Fund shares that support our variable investment options in John Hancock Variable Annuity Account I (the "Account"), a separate account established by JHVLICO under Massachusetts law. The Account is registered as a unit investment trust under the Investment Company Act of 1940 ("1940 Act").

    The Account's assets, including the Series Fund's shares, belong to JHVLICO. Each contract provides that amounts we hold in the Account pursuant to the contracts cannot be reached by any other persons who may have claims against us.

    All of JHVLICO's general assets also support JHVLICO's obligations under the contracts, as well as all of its other obligations and liabilities. These general assets consist of all JHVLICO's assets that are not held in the Account (or in another separate account) under variable annuity or variable life insurance contracts that give their owners a preferred claim on those assets.

DESCRIPTION OF CHARGES AT THE FUND LEVEL

    The funds must pay investment management fees and other operating expenses. These fees and expenses, as shown in the fund expense table in the Fee Tables, are different for each fund and reduce the investment return of each fund. Therefore, they also indirectly reduce the return you will earn on any variable investment options you select.

    The figures for the funds shown in the fund expense table are based on historical fund expenses, as a percentage (rounded to two decimal places) of each fund's average daily net assets for 2003, except as indicated in the footnotes appearing at the end of the table. Expenses of the funds are not fixed or specified under the terms of the contract, and those expenses may vary from year to year.

THE ACCUMULATION PERIOD

Your value in our variable investment options

    Each premium payment or transfer that you allocate to a variable investment option purchases accumulation units of that variable investment option. Similarly, each withdrawal or transfer that you take from a variable investment option (as well as certain charges that may be allocated to that option) result in a cancellation of such accumulation units.

Valuation of accumulation units

    To determine the number of accumulation units that a specific transaction will purchase or cancel, we use the following formula:

                    dollar amount of transaction
                                         DIVIDED BY
                    value of one accumulation unit for the applicable variable investment option at the time of such transaction

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

     The value of each accumulation unit will change daily depending upon the investment performance of the Fund that corresponds to that variable investment option and certain charges we deduct from such investment option. (See below under "Variable investment option valuation procedures on Page 24.")

     Therefore, at any time prior to the date of maturity, the total value of your contract in a variable investment option can be computed according to the following formula:

                 number of accumulation units in the variable investment options
                                     TIMES
                 value of one accumulation unit for the applicable variable investment option that time

Your value in the fixed investment option

     On any date, the total value of your contract in the fixed investment option equals:

.. the amount of premium payments or transferred amounts allocated to the fixed investment option, MINUS

.. the amount of any withdrawals or transfers paid out of the fixed investment option, PLUS

.. interest compounded daily on any amounts in the fixed investment option at the effective annual rate of interest we have declared, MINUS

..  the amount of any charges and fees deducted from fixed investment option.

THE ANNUITY PERIOD

Date of maturity

     Your contract specifies the date of maturity, when payments from one of our annuity options are scheduled to begin. You initially choose a date of maturity when you complete your application for a contract. Unless we otherwise permit, the date of maturity must be:

.. at least 6 months after the date the first premium payment is applied to your contract and

..  no later than the maximum age specified in your contract (normally age 95).

   Subject always to these requirements, you may subsequently select an earlier date of maturity. The John Hancock Annuity Servicing Office must receive your new selection at least 31 days prior to the new date of maturity, however. Also, if you are selecting or changing your date of maturity for a contract issued under a tax qualified plan, special limits apply. (See "Contracts purchased for a tax-qualified plan," beginning on page 27.)

Choosing fixed or variable annuity payments

     During the annuity period, the total value of your contract must be allocated to no more than four investment options. During the annuity period, we offer annuity payments on a fixed basis as one investment option, and annuity payments on a variable basis for EACH variable investment option.

     We will generally apply (1) amounts allocated to the fixed investment option as of the date of maturity to provide annuity payments on a fixed basis and (2) amounts allocated to variable investment options to provide annuity payments on a variable basis. If you are using more than four investment options on the date of maturity, we will divide your contract's value among the four investment options with the largest values, pro-rata based on the amount of the total value of your contract that you have in each.

     Once annuity payments commence, you may not make transfers from fixed to variable or from variable to fixed.

Selecting an annuity option

     Each contract provides, at the time of its issuance, for annuity payments to commence on the date of maturity pursuant to Option A: "life annuity with 10 years guaranteed" (discussed under "Annuity options" on page 24).

     Prior to the date of maturity, you may select a different annuity option. However, if the total value of your contract on the date of maturity is not at least $5,000, Option A: "life annuity with 10 years guaranteed" will apply, regardless of any other election that you have made. You may not change the form of annuity option once payments commence.

     If the initial monthly payment under an annuity option would be less than $50, we may make a single sum payment equal to the total surrender value of your contract on the date the initial payment would be payable. Such single payment would replace all other benefits. Alternatively, if you agree, we will make payments at quarterly, semi-annual, or annual intervals in place of monthly payments.

     Subject to that $50 minimum limitation, your beneficiary may elect an annuity option if:

..  you have not made an election prior to the annuitant's death;

.. the beneficiary is entitled to payment of a death benefit of at least $5,000 in a single sum; and

.. the beneficiary notifies us of the election prior to the date the proceeds become payable.

     You may also elect to have the surrender value of your contract applied to an annuity option at the time of full surrender if your contract has been outstanding for at least 6 months. If the total value of your contract, at death or surrender, is less than $5,000, no annuity option will be available.

Variable monthly annuity payments

     We determine the amount of the first variable monthly payment under any variable investment option by using the applicable annuity purchase rate for the annuity option under which the payment will be made. The contract sets forth these annuity purchase rates. In most cases they vary by the age and gender of the annuitant or other payee.

     The amount of each subsequent variable annuity payment under that variable investment option depends upon the investment performance of that variable investment option.

     Here's how it works:

.. we calculate the actual net investment return of the variable investment option (after deducting all charges) during the period between the dates for determining the current and immediately previous monthly payments.

..  if that actual net investment return exceeds the "assumed investment rate"
   (explained below), the current monthly payment will be larger than the previous one.

.. if the actual net investment return is less than the assumed investment rate, the current monthly payment will be smaller than the previous one.

      Assumed investment rate

     The assumed investment rate for any variable portion of your annuity payments will be 3 1/2 % per year, except as follows.

     You may elect an assumed investment rate of 5% or 6%, provided such a rate is available in your state. If you elect a higher assumed investment rate, your initial variable annuity payment will also be higher. Eventually, however, the monthly variable annuity payments may be smaller than if you had elected a lower assumed investment rate.

Fixed monthly annuity payments

     The dollar amount of each fixed monthly annuity payment is specified during the entire period of annuity payments, according to the provisions of the annuity option selected. To determine such dollar amount we first, in accordance with theprocedures described above, calculate the amount to be applied to the fixed annuity option as of the date of maturity. We then subtract any applicable premium tax charge and divide the difference by $1,000.

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

     We then multiply the result by the greater of:

.. the applicable fixed annuity purchase rate shown in the appropriate table in the contract; or

.. the rate we currently offer at the time of annuitization. (This current rate may be based on the sex of the annuitant, unless prohibited by law.)

Annuity options

     Here are some of the annuity options that are available, subject to the terms and conditions described above. We reserve the right to make available optional methods of payment in addition to those annuity options listed here and in your contract.

     OPTION A: LIFE ANNUITY WITH PAYMENTS FOR A GUARANTEED PERIOD - We will make monthly payments for a guaranteed period of 5, 10, or 20 years, as selected by you or your beneficiary, and after such period for as long as the payee lives. If the payee dies prior to the end of such guaranteed period, we will continue payments for the remainder of the guarantee period to a contingent payee, subject to the terms of any supplemental agreement issued.

     Federal income tax requirements currently applicable to contracts used with H.R. 10 plans and individual retirement annuities provide that the period of years guaranteed under Option A cannot be any greater than the joint life expectancies of the payee and his or her designated beneficiary.

     OPTION B: LIFE ANNUITY WITHOUT FURTHER PAYMENT ON DEATH OF PAYEE - We will make monthly payments to the payee as long as he or she lives. We guarantee no minimum number of payments.

     If the payee is more than 85 years old on the date of maturity, the following two options are not available:

..  Option A:  "life annuity with 5 years guaranteed" and

..  Option B:  "life annuity without further payment on the death of payee."

VARIABLE INVESTMENT OPTION VALUATION PROCEDURES

     We compute the net investment return and accumulation unit values for each variable investment option as of the end of each business day. On any date other than a business day, the accumulation unit value or annuity unit value will be the same as the value at the close of the next following business day.

DISTRIBUTION REQUIREMENTS FOLLOWING DEATH OF OWNER

     If you did not purchase your contract under a tax qualified plan (as that term is used below), the Code requires that the following distribution provisions apply if you die. We summarize these provisions in the box below. In most cases, these provisions do not cause a problem if you are also the annuitant under your policy. If you have designated someone other than yourself as the annuitant, however, your heirs will have less discretion than you would have had in determining when and how the contract's value would be paid out.

     The Code imposes very similar distribution requirements on contracts used to fund tax qualified plans. We provide the required provisions for tax qualified plans in separate disclosures and endorsements.


     IF YOU DIE BEFORE ANNUITY PAYMENTS HAVE BEGUN:

     . if the contract's designated beneficiary is your surviving spouse, your spouse may continue the contract in force as the owner.

     . if the beneficiary is not your surviving spouse or if the beneficiary is your surviving spouse but chooses not to continue the contract, the "entire interest" (as discussed below) in the contract on the date of your death must be:

        (1) paid out in full within five years of your death or

        (2) applied in full towards the purchase of a life annuity on the beneficiary with payments commencing within one year of your death.

        If you are the last surviving annuitant, as well as the owner, the entire interest in the contract on the date of your death equals the death benefit that then becomes payable. If you are the owner but not the last surviving annuitant, the entire interest equals:

      . the surrender value if paid out in full within five years of your death, or

      . the total value of your contract applied in full towards the purchase of a life annuity on the beneficiary with payments commencing within one year of your death.

      IF YOU DIE ON OR AFTER ANNUITY PAYMENTS HAVE BEGUN:

      . any remaining amount that we owe must be paid out at least as rapidly as under the method of making annuity payments that is then in use.

     Notice of the death of an owner or annuitant should be furnished promptly to the John Hancock Annuity Servicing Office.

MISCELLANEOUS PROVISIONS

Assignment; change of owner or beneficiary

     To qualify for favorable tax treatment, certain contracts can't be sold; assigned; discounted; or pledged as collateral for a loan, as security for the performance of an obligation, or for any other purpose, unless the owner is a trustee under section 401(a) of the Internal Revenue Code.

     Subject to these limits, while the annuitant is alive, you may designate someone else as the owner by written notice to the John Hancock Annuity Servicing Office. The contract designates the person you choose as beneficiary. You may change the beneficiary by written notice no later than receipt of due proof of the death of the annuitant. Changes of owner or beneficiary will take effect whether or not you or the annuitant is then alive. However, these changes are subject to:

.. the rights of any assignees of record,

.. any action taken prior to receipt of the notice, and

.. certain other conditions.

An assignment, pledge, or other transfer may be a taxable event. See "Tax information" below. Therefore, you should consult a competent tax adviser before taking any such action.

TAX INFORMATION

Our income taxes

     We are taxed as a life insurance company under the Internal Revenue Code (the "Code"). The Account is taxed as part of our operations and is not taxed separately.

     The contracts permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the contracts or the Account. Currently, we do not anticipate making a charge of such taxes. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future.

Contracts not purchased to fund a tax qualified plan

 Undistributed gains

     We believe the contracts will be considered annuity contracts under Section 72 of the Code. This means that, ordinarily, you pay no federal income tax on any gains in your contract until we actually distribute assets to you.

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

     However, a contract owned other than by a natural person (e.g., corporations, partnerships, limited liability companies and other such entities) does not generally qualify as an annuity for tax purposes. Any increase in value therefore would constitute ordinary taxable income to such an owner in the year earned.

 Annuity payments

     When we make payments under a contract in the form of an annuity, each payment will result in taxable ordinary income to you, to the extent that each such payment exceeds an allocable portion of your "investment in the contract" (as defined in the Code). In general, your "investment in the contract" equals the aggregate amount of premium payments you have made over the life of the contract, reduced by any amounts previously distributed from the contract that were not subject to tax.

     The Code prescribes the allocable portion of each such annuity payment to be excluded from income according to one formula if the payments are variable and a somewhat different formula if the payments are fixed. In each case, speaking generally, the formula seeks to allocate an appropriate amount of the investment in the contract to each payment. After the entire "investment in the contract" has been distributed, any remaining payment is fully taxable.

 Surrenders, withdrawals and death benefits

     When we make a single sum payment from a contract, you have ordinary taxable income, to the extent the payment exceeds your "investment in the contract" (discussed above). Such a single sum payment can occur, for example, if you surrender your contract before the date of maturity or if no annuity payment option is selected for a death benefit payment.

     When you take a partial withdrawal from a contract before the date of maturity, including a payment under a systematic withdrawal plan, all or part of the payment may constitute taxable ordinary income to you. If, on the date of withdrawal, the total value of your contract exceeds the investment in the contract, the excess will be considered "gain" and the withdrawal will be taxable as ordinary income up to the amount of such "gain". Taxable withdrawals may also be subject to the special penalty tax for premature withdrawals as explained below. When only the investment in the contract remains, any subsequent withdrawal made before the date of maturity will be a tax-free return of investment. If you assign or pledge any part of your contract's value, the value so pledged or assigned is taxed the same way as if it were a partial withdrawal.

     For purposes of determining the amount of taxable income resulting from a single sum payment or a partial withdrawal, all annuity contracts issued by us or our affiliates to the owner within the same calendar year will be treated as if we issued a single contract.

     All or part of any death benefit proceeds may constitute a taxable payout of earnings. A death benefit payment generally results in taxable ordinary income to the extent such payment exceeds your "investment in the contract."

     Under the Code, an annuity must provide for certain required distributions. For example, if the owner dies on or after the maturity date, and before the entire annuity value has been paid, the remaining value must be distributed at least as rapidly as under the method of distribution being used at the date of the owner's death. We discuss other distribution requirements in the preceding section entitled "Distribution requirements following death of owner."

 Penalty for premature withdrawals

     The taxable portion of any withdrawal, single sum payment and certain death benefit payment may also trigger an additional 10% penalty tax. The penalty tax does not apply to payments made to you after age 59 1/2, or on account of your death or disability. Nor will it apply to withdrawals in substantially equal periodic payments over the life of the payee (or over the joint lives of the payee and the payee's beneficiary).

 Puerto Rico annuity contracts not purchased to fund a tax qualified plan

     Under the Puerto Rico tax laws, distributions from a contract not purchased to fund a tax qualified plan ("Non-Qualified Contract") before annuitization are treated as non-taxable return of principal until the principal is fully recovered. Thereafter, all distributions are fully taxable. Distributions after annuitization are treated as part taxable income and part non-taxable return of principal. The amount excluded from gross income after annuitization is equal to the amount of the distribution in excess of 3% of the total purchase payments paid, until an amount equal to the total purchase payments paid has been excluded. Thereafter, the entire distribution from a Non-Qualified Contract is included in gross income. Puerto Rico does not currently impose an early withdrawal penalty tax. Generally, Puerto Rico does not require income tax to be withheld from distributions of income.

Diversification requirements

     Each of the funds of the Series Fund intends to qualify as a regulated investment company under Subchapter M of the Code and meet the investment diversification tests of Section 817(h) of the Code and the underlying regulations. Failure to do so could result in current taxation to you on gains in your contract for the year in which such failure occurred and thereafter.

     The Treasury Department or the Internal Revenue Service may, at some future time, issue a ruling or regulation presenting situations in which it will deem contract owners to exercise "investor control" over the fund shares that are attributable to their contracts. The Treasury Department has said informally that this could limit the number or frequency of transfers among variable investment options. This could cause you to be taxed as if you were the direct owner of your allocable portion of fund shares. We reserve the right to amend the contracts or the choice of investment options to avoid, if possible, current taxation to the owners.

Contracts purchased for a tax qualified plan

     We have no responsibility for determining whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular employee is eligible for inclusion under a plan. In general, the Code imposes limitations on the amount of annual compensation that can be contributed into a tax-qualified plan, and contains rules to limit the amount you can contribute to all of your tax-qualified plans. Trustees and administrators of tax qualified plans may, however, generally invest and reinvest existing plan assets without regard to such Code imposed limitations on contributions. Certain distributions from tax qualified plans may be transferred directly to another plan, unless funds are added from other sources, without regard to such limitations.

     The Code generally requires tax-qualified plans (other than Roth IRAs) to begin making annual distributions of at least a minimum amount each year after a specified point. For example, minimum distributions to an employee under an employer's pension and profit sharing plan qualified under Section 401(a) of the Code must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires. On the other hand, distributions from a traditional IRA, SIMPLE IRA or SEP IRA must begin no later than April 1 of the year following the year in which the contract owner attains age 70 1/2. The minimum amount of a distribution and the time when distributions start will vary by plan.

 Tax-free rollovers

     For tax years beginning in 2002, if permitted under your plans, you may make a tax-free rollover from:

..  a traditional IRA to another traditional IRA,

.. a traditional IRA to another tax-qualified plan, including a Section 403(b) plan

.. any tax-qualified plan (other than a Section 457 deferred compensation plan maintained by a tax-exempt organization) to a traditional IRA,

.. any tax-qualified plan (other than a Section 457 deferred compensation plan maintained by a tax exempt organization) to another tax-qualified plan, including a roll-over of amounts from your prior plan derived from your "after-tax" contributions from "involuntary" distributions,

.. a Section 457 deferred compensation plan maintained by a tax-exempt organization to another Section 457 deferred compensation plan maintained by a tax-exempt organization and

.. a traditional IRA to a Roth IRA, subject to special restrictions discussed below.

     In addition, if your spouse survives you, he or she is permitted to rollover your tax-qualified retirement account to another tax-qualified retirement account in which your surviving spouse participates, to the extent permitted by your surviving spouse' plan.

 Traditional IRAs

    Annual contribution limit. A traditional individual retirement annuity (as defined in Section 408 of the Code) generally permits an eligible purchaser to make annual contributions which cannot exceed the lesser of:

 .  100% of compensation includable in your gross income, or

 . the IRA annual limit for that tax year. For tax years beginning in 2002, 2003 and 2004, the annual limit is $3,000 per year. For tax years beginning in 2005, 2006 and 2007, the annual limit is $4,000 per year and, for the tax year beginning in 2008, the annual limit is $5,000. After that, the annual limit is indexed for inflation in $500 increments as provided in the Code.

    Catch-Up Contributions. An IRA holder age 50 or older may increase contributions from compensation to an IRA by an amount up to $500 a year for tax years beginning in 2002, 2003, 2004 and 2005, and by an amount up to $1,000 for the tax year beginning in 2006.

    Spousal IRA. You may also purchase an IRA contract for the benefit of your spouse (regardless of whether your spouse has a paying job). You can generally contribute up to the annual limit for each of you and your spouse (or, if less, your combined compensation).

    Deductibility of contributions. You may be entitled to a full deduction, a partial deduction or no deduction for your traditional IRA contribution on your federal income tax return.

    The amount of your deduction is based on the following factors:

 . whether you or your spouse is an active participant in an employer sponsored retirement plan,

 .  your federal income tax filing status, and

 .  your "Modified Adjusted Gross Income."

    Your traditional IRA deduction is subject to phase out limits, based on your Modified Adjusted Gross Income, which are applicable according to your filing status and whether you or your spouse are active participants in an employer sponsored retirement plan. You can still contribute to a traditional IRA even if your contributions are not deductible.

    Distributions.   In general, all amounts paid out from a traditional IRA
contract (in the form of an annuity, a single sum, death benefits or partial withdrawal), are taxable to the payee as ordinary income. As in the case of a contract not purchased under a tax-qualified plan, you may incur additional adverse tax consequences if you make a surrender or withdrawal before you reach age 59 1/2 (unless certain exceptions apply as specified in Code section 72(t)). If you have made any non-deductible contributions to an IRA contract, all or part of any withdrawal or surrender proceeds, single sum death benefit or annuity payment, may be excluded from your taxable income when you receive the proceeds.

    The tax law requires that annuity payments under a traditional IRA contract begin no later than April 1 of the year following the year in which the owner attains age 70 1/2.

 Roth IRAs

    Annual contribution limit. A Roth IRA is a type of non-deductible IRA. In general, you may make purchase payments of up to the IRA annual limit ($3,000 per year for tax years beginning in 2002, 2003 and 2004; $4,000 per year for tax years beginning in 2005, 2006 and 2007, and $5,000 for the tax year beginning in
2008). After that, the annual limit is indexed for inflation in $500 increments as provided in the Code.

    The IRA annual limit for contributions to a Roth IRA phases out (i.e., is reduced) for single taxpayers with adjusted gross incomes between $95,000 and $110,000, for married taxpayers filing jointly with adjusted gross incomes between $150,000 and $160,000, and for a married taxpayer filing separately with adjusted gross income between $0 and $10,000.

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


    Catch-Up Contributions. A Roth IRA holder age 50 or older may increase contributions from compensation to an IRA by an amount up to $500 a year for tax years beginning in 2002, 2003, 2004 and 2005, and by an amount up to $1,000 for the tax year beginning in 2006.

    Spousal IRA. You may also purchase a Roth IRA contract for the benefit of your spouse (regardless of whether your spouse has a paying job). You can generally contribute up to the annual limit for each of you and your spouse (or, if less, your combined compensation), subject to the phase-out rules discussed above.

    Distributions. If you hold your Roth IRA for at least five years the payee will not owe any federal income taxes or early withdrawal penalties on amounts paid out from the contract:

 .  after you reach age 59 1/2,

 .  on your death or disability, or

 . to qualified first-time home buyers (not to exceed a lifetime limitation of $10,000) as specified in the Code.

    The Code treats payments you receive from Roth IRAs that do not qualify for the above tax free treatment first as a tax-free return of the contributions you made. However, any amount of such non-qualifying payments or distributions that exceed the amount of your contributions is taxable to you as ordinary income and possibly subject to the 10% penalty tax (unless certain exceptions apply as specified in Code section 72(t).

    Conversion to a Roth IRA. You can convert a traditional IRA to a Roth IRA, unless

 .  you have adjusted gross income over $100,000, or

 .  you are a married taxpayer filing a separate return.

The Roth IRA annual contribution limit does not apply to converted amounts.

    You must, however, pay tax on any portion of the converted amount that would have been taxed if you had not converted to a Roth IRA. No similar limitations apply to rollovers from one Roth IRA to another Roth IRA.

 SIMPLE IRA plans

    In general, a small business employer may establish a SIMPLE IRA retirement plan if the employer employed 100 or fewer employees earning at least $5,000 during the preceding year. As an eligible employee of the business, you may make pre-tax contributions to the SIMPLE IRA plan. You may specify the percentage of compensation that you want to contribute under a qualified salary reduction arrangement, provided the amount does not exceed the SIMPLE IRA annual contribution limit. The SIMPLE IRA annual limit is $7,000 for tax years beginning in 2002, $8,000 for 2003, $9,000 for 2004, and $10,000 for 2005. After
that, the annual limit is indexed for inflation in $500 increments as provided in the Code. Your employer must elect to make a matching contribution of up to 3% of your compensation or a non-elective contribution equal to 2% of your compensation.

    Catch-Up Contributions. A SIMPLE IRA holder age 50 or older may increase contributions of compensation by an amount up to $500 for tax years beginning in 2002, $1,000 for 2003, $1,500 for 2004, $2,000 for 2005 and $2,500 for 2006.
After that, for tax years beginning in 2007, the SIMPLE IRA catch-up contribution limit is indexed annually for inflation in $500 increments as provided in the Code.

    Distributions. The requirements for minimum distributions from a SIMPLE IRA retirement plan, and rules on taxation of distributions from a SIMPLE retirement plan, are generally the same as those discussed above for distributions from a traditional IRA.

 Simplified Employee Pension plans (SEPs)

    SEPs are employer sponsored plans that may accept an expanded rate of contributions from one or more employers. Employer contributions are flexible, subject to certain limits under the Code, and are made entirely by the business owner directly to a SEP-IRA owned by the employee. Contributions are tax-deductible by the business owner and are not includable in income by employees until withdrawn. The maximum deductible amount that may be contributed to a SEP is 25% of compensation, up to the SEP compensation limit specified in the Code for the year ($200,000 for the year 2002) with a cap of $40,000.

    Distributions. The requirements for minimum distributions from a SEP-IRA, and rules on taxation of distributions from a SEP-IRA, are generally the same as those discussed above for distributions from a traditional IRA.

 Section 403(b) plans

    Under these tax-sheltered annuity arrangements, public school systems and certain tax-exempt organizations can make premium payments into "403(b) contracts" owned by their employees that are not taxable currently to the employee.

    Annual Contribution Limit. In general, the amount of the non-taxable contributions made for a 403(b) contract each year may not, together with all other deferrals the employee elects under other tax-qualified plans, exceed an annual "elective deferral limit" (see "Elective Deferral Limits," below). The annual contribution limit is subject to certain other limits described in
Section 415 of the Code and the regulations thereunder. Special rules apply for certain organizations that permit participants to increase their elective deferrals.

    Catch-Up Contributions.   A Section 403(b) plan participant age 50 or older
may increase contributions to a 403(b) plan by an amount that, together with all other catch-up contributions made to other tax-qualified plans, does not exceed an annual "elective catch-up limit." (See "Elective Catch-Up Limits," below.)

    Distributions. When we make payments from a 403(b) contract on surrender of the contract, partial withdrawal, death of the annuitant, or commencement of an annuity option, the payee ordinarily must treat the entire payment as ordinary taxable income. Moreover, the Code prohibits distributions from a 403(b) contract before the employee reaches age 59 1/2, except:

 . on the employee's separation from service, death, or disability,

 . with respect to distributions of assets held under a 403(b) contract as of December 31, 1988, and

 . transfers and exchanges to other products that qualify under Section
   403(b).

    Minimum distributions under a 403(b) contract must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires.

 Pension and profit sharing plans qualified under Section 401(a)

    In general, an employer may deduct from its taxable income premium payments it makes under a qualified pension or profit-sharing plan described in Section 401(a) of the Code. Employees participating in the plan generally do not have to pay tax on such contributions when made. Special requirements apply if a 401(a) plan covers an employee classified under the Code as a "self-employed individual" or as an "owner-employee."

    Annuity payments (or other payments, such as upon withdrawal, death or surrender) generally constitute taxable income to the payee; and the payee must pay income tax on the amount by which a payment exceeds its allocable share of the employee's "investment in the contract" (as defined in the Code), if any. In general, an employee's "investment in the contract" equals the aggregate amount of premium payments made by the employee.

    The non-taxable portion of each annuity payment is determined, under the Code, according to one formula if the payments are variable and a somewhat different formula if the payments are fixed. In each case, speaking generally, the formula seeks to allocate an appropriate amount of the investment in the contract to each payment. Favorable procedures may also be available to taxpayers who had attained age 50 prior to January 1, 1986.

    Minimum distributions to the employee under an employer's pension and profit sharing plan qualified under Section 401(a) of the Code must begin no later than April 1 of the year following the year in which the employee (except an employee who is a "5-percent owner" as defined in Code section 416) reaches age 70 1/2 or, if later, retires.

 "Top-heavy" plans

     Certain plans may fall within the definition of "top-heavy plans" under
Section 416 of the Code. This can happen if the plan holds a significant amount of its assets for the benefit of "key employees" (as defined in the Code). You should consider whether your plan meets the definition. If so, you should take care to consider the special limitations applicable to top-heavy plans and the potentially adverse tax consequences to key employees.

      Section 457 deferred compensation plans

     Under the provisions of Section 457 of the Code, you can exclude a portion of your compensation from gross income if you participate in a deferred compensation plan maintained by:

 . a state,

 . a political subdivision of a state,

 . an agency or instrumentality or a state or political subdivision of a state, or

 . a tax-exempt organization.

     As a "participant" in such a deferred compensation plan, any amounts you exclude (and any income on such amounts) will be includible in gross income only for the taxable year in which such amounts are paid or otherwise made available to the annuitant or other payee.

     The deferred compensation plan must satisfy several conditions, including the following:

 . the plan must not permit distributions prior to your separation from service (except in the case of an unforeseen emergency), and

 . all compensation deferred under the plan shall remain solely the employer's property and may be subject to the claims of its creditors.

     Annual contribution limit.   The amount of the non-taxable contributions
made for a Section 457 plan each year may not, together with all other deferrals the employee elects under other tax-qualified plans, exceed an annual "elective deferral limit," and is subject to certain other limits described in Section 402(g) of the Code. (See "Elective Deferral Limits," below.)

     Catch-Up Contributions. A 457 plan participant age 50 or older may increase contributions to a 457 plan by an amount that, together with all other catch-up contributions made to other tax-qualified plans, does not exceed an annual "elective catch-up limit." (See "Elective Catch-Up Limits," below.)

     Distributions. When we make payments under your contract in the form of an annuity, or in a single sum such as on surrender, withdrawal or death of the annuitant, the payment is taxed as ordinary income. Minimum distributions under a Section 457 plan must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires.

 Elective Deferral Limits

     A participant in a Section 403(b) plan, a Section 457 Plan or in certain other types of tax-qualified pension and profit sharing plans that are commonly referred to as "401(k)" plans and "SARSEPS" may elect annually to defer current compensation so that it can be contributed to the applicable plan or plans. The annual elective deferral limit is $11,000 for tax years beginning in 2002, $12,000 for 2003, $13,000 for 2004, $14,000 for 2005 and $15,000 for 2006. After
that, for the tax years beginning in 2007, 2008 and 2009, the annual elective deferral limit is indexed for inflation in $500 increments as provided in the Code.

 Elective Catch-up Limits

     A participant in a Section 403(b) plan, a Section 457 Plan or in certain other types of tax-qualified pension and profit sharing plans that are commonly referred to as "401(k)" plans and "SARSEPS" who is age 50 or older may increase contributions by an amount up to $1,000 for tax years beginning in 2002, $2,000 for 2003, $3,000 for 2004, $4,000 for 2005 and $5,000 for 2006. After that, for the tax years beginning in 2007, the elective catch-up contribution limit is indexed for inflation in $500 increments as provided in the Code.

   Withholding on rollover distributions

     The tax law requires us to withhold 20% from certain distributions from tax qualified plans. We do not have to make the withholding, however, if you rollover your entire distribution to another plan and you request us to pay it directly to the successor plan. Otherwise, the 20% mandatory withholding will reduce the amount you can rollover to the new plan, unless you add funds to the rollover from other sources. Consult a qualified tax adviser before making such a distribution.

   Puerto Rico annuity contracts purchased to fund a tax-qualified plan

     The provisions of the tax laws of Puerto Rico vary significantly from those under the Internal Revenue Code of the United States with respect to the various "tax qualified" plans described above. Although we may offer variable annuity contracts in Puerto Rico in connection with "tax qualified" plans, the text of the prospectus under the subsection "Contracts purchased for a tax qualified plan" is inapplicable in Puerto Rico and should be disregarded.

See your own tax adviser

     The above description of Federal income tax consequences to owners of and payees under contracts, and of the different kinds of tax qualified plans which may be funded by the contracts, is only a brief summary and is not intended as tax advice. It does not include a discussion of federal estate and gift tax or state tax consequences. The rules under the Code governing tax qualified plans are extremely complex and often difficult to understand. Changes to the tax laws may be enforced retroactively. Anything less than full compliance with the applicable rules, all of which are subject to change from time to time, can have adverse tax consequences. The taxation of an annuitant or other payee has become so complex and confusing that great care must be taken to avoid pitfalls. For further information you should consult a qualified tax adviser.

PERFORMANCE INFORMATION

     We may advertise total return information about investments made in the variable investment options. We refer to this information as "Account level" performance. In our Account level advertisements, we usually calculate total return for 1, 5, and 10 year periods or since the beginning of the applicable variable investment option.

     Total return at the Account level is the percentage change between:

 . the value of a hypothetical investment in a variable investment option at the beginning of the relevant period, and

 .  the value at the end of such period.

     At the Account level, total return reflects adjustments for:

 .  the mortality and expense risk charges,

 .  the administrative charge,

 .  the annual contract fee, and

 . any withdrawal charges payable if the owner surrenders his contract at the end of the relevant period.

     Total return at the Account level does not, however, reflect any premium tax charges. Total return at the Account level will be lower than that at the Series Fund level where comparable charges are not deducted.

     We may also advertise total return in a non-standard format in conjunction with the standard format described above. The non-standard format is generally the same as the standard format except that it will not reflect any withdrawal charge or annual contract fee and may include additional durations.

     We may advertise "current yield" and "effective yield" for investments in the Money Market investment option. Current yield refers to the income earned on your investment in the Money Market investment option over a 7-day period and then annualized. In other words, the income earned in the period is assumed to be earned every 7 days over a 52-week period and stated as a percentage of the investment.

     Effective yield is calculated in a similar manner but, when annualized, the income earned by your investment is assumed to be reinvested and thus compounded over the 52-week period. Effective yield will be slightly higher than current yield because of this compounding effect of reinvestment.

     Current yield and effective yield reflect all the recurring charges at the Account level, but will not reflect any premium tax, or any withdrawal charge.

REPORTS

     At least semi-annually, we will send you (1) a report showing the number and value of the accumulation units in your contract and (2) the financial statements of the Series Fund.

VOTING PRIVILEGES

     At meetings of the Series Fund's shareholders, we will generally vote all the shares of each Fund that we hold in the Account in accordance with instructions we receive from the owners of contracts that participate in the corresponding variable investment option.

CERTAIN CHANGES

Changes to the Account

     We reserve the right, subject to applicable law, including any required shareholder approval,

 . to transfer assets that we determine to be your assets from the Account to another separate account or investment option by withdrawing the same percentage of each investment in the Account with proper adjustments to avoid odd lots and fractions,

 . to add or delete variable investment options,

 . to change the underlying investment vehicles,

 . to operate the Account in any form permitted by law, and

 . to terminate the Account's registration under the 1940 Act, if such registration should no longer be legally required.

     Unless otherwise required under applicable laws and regulations, notice to or approval of owners will not be necessary for us to make such changes.

Variations in charges or rates for eligible classes

     We may allow a reduction in or the elimination of any contract charges, or an increase in a credited interest rate for a guarantee period. The affected contracts would involve sales to groups or classes of individuals under special circumstances that we expect to result in a reduction in our expenses associated with the sale or maintenance of the contracts, or that we expect to result in mortality or other risks that are different from those normally associated with the contracts.

     The entitlement to such variation in charges or rates will be determined by us based upon such factors as the following:

 . the size of the initial premium payment,

 . the size of the group or class,

 . the total amount of premium payments expected to be received from the group or class and the manner in which the premium payments are remitted,

 . the nature of the group or class for which the contracts are being purchased and the persistency expected from that group or class as well as the mortality or morbidity risks associated with that group or class;

 . the purpose for which the contracts are being purchased and whether that purpose makes it likely that the costs and expenses will be reduced, or

 . the level of commissions paid to selling broker-dealers or certain financial institutions with respect to contracts within the same group or class.

     We will make any reduction in charges or increase in initial guarantee rates according to our rules in effect at the time an application for a contract is approved. We reserve the right to change these rules from time to time. Any variation in charges or rates will reflect differences in costs and services, will apply uniformly to all prospective contract purchasers in the group or class, and will not be unfairly discriminatory to the interests of any owner. Any variation in charges or fees will reflect differences in costs and services, will apply uniformly to all prospective contract purchasers in the group or class, and will not be unfairly discriminatory to the interests of any owner.

DISTRIBUTION OF CONTRACTS

     Signator Investors, Inc. ("Signator"), formerly John Hancock Distributors, Inc., acts as principal distributor of the contracts sold through this prospectus. Signator is registered as a broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. Its address is 197 Clarendon Street, Boston, Massachusetts 02116. Signator is a subsidiary of John Hancock.

     You can purchase a contract either through Signators registered representative or through other broker-dealers whose representatives are authorized by applicable law to sell annuity products. We do not expect the compensation to such broker-dealers to exceed 8.0% of premium payments (on a present value basis). For limited periods of time, we may pay additional compensation to broker-dealers as part of special sales promotions. Signator compensates its registered representatives for sales of the contracts on a commission and fee service basis. We, in turn, reimburse Signator for direct and indirect expenses actually incurred in connection with the marketing and sales of these contracts. We offer these contracts on a continuous basis, but neither JHVLICO nor Signator is obligated to sell any particular amount of contracts.

     Signator representatives may receive additional cash or non-cash incentives (including expenses for conference or seminar trips and certain gifts) in connection with the sale of contracts issued by us. From time to time, Signator, at its expense, may also provide significant additional amounts to broker dealers or other financial services firms which sell or arrange for the sale of the contracts. Such compensation may include, for example, financial assistance to financial services firms in connection with their conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the policies and/or other events or activities sponsored by the financial services firms. As a consequence of such additional compensation, representatives and financial services firms, including but not limited to Signator and its representatives, may be motivated to sell our contracts instead of contracts issued by other insurance companies.


EXPERTS

     Ernst & Young LLP, independent auditors, have audited the consolidated financial statements of John Hancock Variable Life Insurance Company at December 31, 2003 and 2002, and for each of the three years in the period ended December 31, 2003, and the financial statements of John Hancock Variable Annuity Account I at December 31, 2003 and for each of the periods indicated therein, as set forth in their reports. We've included these financial statements in the Statement of Additional Information, which also is a part of the registration statement that contains this prospectus. These financial statements are included in the registration statement in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.

REGISTRATION STATEMENT

     This prospectus omits certain information contained in the registration statement that we filed with the SEC. You can get more details from the SEC upon payment of prescribed fees or through the SEC's internet web site (www.sec.gov).

     Among other things, the registration statement contains a "Statement of Additional Information" that we will send you without charge upon request.

     The Table of Contents of the Statement of Additional Information lists the following subjects that it covers:

                                                                    PAGE OF SAI
                         DISTRIBUTION . . . . . . . . . . . . . . . 2
                         CALCULATION OF PERFORMANCE DATA. . . . . . 2
                         OTHER PERFORMANCE INFORMATION. . . . . . . 3
                         CALCULATION OF ANNUITY PAYMENTS. . . . . . 4
                         ADDITIONAL INFORMATION ABOUT DETERMINING
                           UNIT VALUES. . . . . . . . . . . . . . . 5
                         PURCHASES AND  REDEMPTIONS
                           OF FUND SHARES . . . . . . . . . . . . . 6
                         THE ACCOUNT. . . . . . . . . . . . . . . . 6
                         DELAY OF CERTAIN PAYMENTS  . . . . . . . . 7
                         LIABILITY FOR TELEPHONE TRANSFERS. . . . . 7
                         VOTING PRIVILEGES. . . . . . . . . . . . . 7
                         FINANCIAL STATEMENTS . . . . . . . . . . . 9

                        CONDENSED FINANCIAL INFORMATION


                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

     The following table provides selected data for Independence 2000 accumulation shares for each investment option and period shown.

                                           YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     PERIOD ENDED
                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                              2003           2002           2001           2000           1999            1998
                                          ------------  -------------  -------------  -------------  -------------  ---------------
EQUITY INDEX
Accumulation share value:
 Beginning of period (Note 1) . . . . .       $13.35          17.43         $20.08         $22.41         $18.77          $14.82
 End of period  . . . . . . . . . . . .       $16.91         $13.35         $17.43         $20.08         $22.41          $18.77
Number of Accumulation Shares
 outstanding at end of period . . . . .      868,771        997,033      1,206,898      2,921,390      2,413,276         751,303
LARGE CAP VALUE
Accumulation share value:
 Beginning of period (Note 1)   . . . .       $14.94         $17.46         $17.49         $15.70         $15.41          $14.31
 End of period  . . . . . . . . . . . .       $18.49         $14.94         $17.46         $17.49         $15.70          $15.41
Number of Accumulation Shares
 outstanding at end of period . . . . .      637,608        742,041        868,336      1,646,147      1,452,518         719,821
FUNDAMENTAL VALUE B (formerly
 "Large Cap Value CORE(SM)")
Accumulation share value:
 Beginning of period (Note 2)   . . . .        $7.98          $9.90         $10.54         $10.00             --              --
 End of period  . . . . . . . . . . . .       $10.14          $7.98          $9.90         $10.54             --              --
Number of Accumulation Shares
 outstanding at end of period . . . . .       32,380         27,648         34,059         10,918             --              --
LARGE CAP GROWTH
Accumulation share value:
 Beginning of period (Note 1)   . . . .       $22.87         $32.14         $39.52         $48.81         $39.89          $29.00
 End of period  . . . . . . . . . . . .       $28.33         $22.87         $32.14         $39.52         $48.81          $39.89
Number of Accumulation Shares
 outstanding at end of period . . . . .      676,745        772,511        988,348      2,235,721      1,751,789         610,045
LARGE CAP GROWTH B (formerly
 "Large Cap Aggressive Growth")
Accumulation share value:
 Beginning of period (Note 2)   . . . .        $4.45          $6.58          $7.82         $10.00             --              --
 End of period  . . . . . . . . . . . .        $5.78          $4.45          $6.58          $7.82             --              --
Number of Accumulation Shares
 outstanding at end of period . . . . .       24,738         25,254         28,678         87,435             --              --
GROWTH & INCOME
Accumulation share value:
 Beginning of period (Note 1) . . . . .       $23.26         $30.31         $36.35         $42.42         $37.01          $28.81
 End of period  . . . . . . . . . . . .       $28.52         $23.26         $30.31         $36.35         $42.42          $37.01
Number of Accumulation Shares
 outstanding at end of period . . . . .    1,332,346      1,514,837      1,883,304      3,992,270      3,730,417       1,505,823
FUNDAMENTAL VALUE
Accumulation share value:
 Beginning of period (Note 2) . . . . .        $8.41         $10.33         $11.26         $10.00             --              --
 End of period  . . . . . . . . . . . .       $10.68          $8.41         $10.33         $11.26             --              --
Number of Accumulation Shares
 outstanding at end of period . . . . .      471,101        529,588        659,421         18,582             --              --
EARNINGS GROWTH
Accumulation share value:
 Beginning of period (Note 1)   . . . .        $9.06         $13.59         $21.86         $34.56         $16.05          $11.71
 End of period  . . . . . . . . . . . .       $11.15          $9.06         $13.59         $21.86         $34.56          $16.05
Number of Accumulation Shares
 outstanding at end of period . . . . .      928,435      1,069,199      1,330,021      2,753,129      1,966,520         523,041
FUNDAMENTAL GROWTH
Accumulation share value:
 Beginning of period (Note 2)   . . . .        $4.13          $6.00          $8.98         $10.00             --              --
 End of period  . . . . . . . . . . . .        $5.36          $4.13          $6.00          $8.98             --              --
Number of Accumulation Shares
 outstanding at end of period . . . . .       46,170         39,100         57,077        314,959             --              --
MID CAP VALUE B (formerly "Small/
 Mid Cap CORE(SM)")
Accumulation share value:
 Beginning of period (Note 1) . . . . .       $10.87         $13.00         $13.12         $12.71         $10.69          $10.00
 End of period  . . . . . . . . . . . .       $15.57         $10.87         $13.00         $13.12         $12.71          $10.69
Number of Accumulation Shares
 outstanding at end of period . . . . .       88,445         83,686         74,700        162,803         50,818           6,144

                                           YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     PERIOD ENDED
                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                              2003           2002           2001           2000           1999           1998
                                          ------------  -------------  -------------  -------------  -------------  ---------------
MID CAP GROWTH (formerly "Small/Mid Cap
 Growth")
Accumulation share value:
 Beginning of period (Note 1) . . . . .       $15.99         $20.56         $20.28         $18.83         $18.16          $17.43
 End of period  . . . . . . . . . . . .       $23.16         $15.99         $20.56         $20.28         $18.83          $18.16
Number of Accumulation Shares
 outstanding at end of period . . . . .      118,316         75,828         94,205        184,427        136,721          67,121
SMALL CAP VALUE
Accumulation share value:
 Beginning of period (Note 2)   . . . .       $12.34         $13.38         $11.39         $10.00             --              --
 End of period  . . . . . . . . . . . .       $16.79         $12.34         $13.38         $11.39             --              --
Number of Accumulation Shares
 outstanding at end of period . . . . .      215,996        194,085        202,913        230,638             --              --
SMALL CAP GROWTH
Accumulation share value:
 Beginning of period (Note 1) . . . . .        $9.72         $14.06         $16.32         $21.07         $12.54          $11.11
 End of period  . . . . . . . . . . . .       $12.25          $9.72         $14.06         $16.32         $21.07          $12.54
Number of Accumulation Shares
 outstanding at end of period . . . . .      545,930        639,644        806,296      1,768,160        948,799         364,599
SMALL CAP EMERGING GROWTH
Accumulation share value:
 Beginning of period (Note 1) . . . . .        $7.22         $10.20         $10.74         $11.96         $12.56          $13.54
 End of period  . . . . . . . . . . . .       $10.59          $7.22         $10.20         $10.74         $11.96          $12.56
Number of Accumulation Shares
 outstanding at end of period . . . . .      257,058        283,371        345,089        615,112        473,719         279,710
INTERNATIONAL EQUITY INDEX
Accumulation share value:
 Beginning of period (Note 1) . . . . .       $11.10         $13.28         $16.89         $20.74         $16.07          $13.49
 End of period  . . . . . . . . . . . .       $15.55         $11.10         $13.28         $16.89         $20.74          $16.07
Number of Accumulation Shares
 outstanding at end of period . . . . .      130,170        148,251        188,613        434,647        369,879         147,513
OVERSEAS EQUITY B (formerly
 "International Opportunites")
Accumulation share value:
 Beginning of period (Note 1) . . . . .        $8.33         $10.32         $13.24         $16.05         $12.15          $10.63
 End of period  . . . . . . . . . . . .       $10.87          $8.33         $10.32         $13.24         $16.05          $12.15
Number of Accumulation Shares
 outstanding at end of period . . . . .      181,416        196,617        238,488        516,264        200,762         102,682
OVERSEAS EQUITY
Accumulation share value:
 Beginning of period (Note 1) . . . . .        $9.86         $10.67         $11.57         $12.91         $12.45          $10.70
 End of period  . . . . . . . . . . . .       $13.60          $9.86         $10.67         $11.57         $12.91          $12.45
Number of Accumulation Shares
 outstanding at end of period . . . . .       50,135         46,507         59,354        173,320        152,750          73,871
OVERSEAS EQUITY C (formerly "Emerging
 Markets Equity")
Accumulation share value:
 Beginning of period (Note 1) . . . . .        $8.57          $9.31          $9.80         $16.57          $9.27          $10.00
 End of period  . . . . . . . . . . . .       $13.25          $8.57          $9.31          $9.80         $16.57           $9.27
Number of Accumulation Shares
 outstanding at end of period . . . . .      146,231        149,874        160,792        357,342        176,041             250
REAL ESTATE EQUITY
Accumulation share value:
 Beginning of period (Note 1) . . . . .       $27.23         $27.25         $26.13         $20.03         $20.66          $25.16
 End of period  . . . . . . . . . . . .       $36.76         $27.23         $27.25         $26.13         $20.03          $20.66
Number of Accumulation Shares
 outstanding at end of period . . . . .       82,018         81,715         67,513        158,956         67,262          39,674
MANAGED
Accumulation share value:
 Beginning of period (Note 1) . . . . .       $22.60         $26.41         $27.57         $27.95         $25.98          $21.88
 End of period  . . . . . . . . . . . .       $26.52         $22.60         $26.41         $27.57         $27.95          $25.98
Number of Accumulation Shares
 outstanding at end of period . . . . .    2,093,425      2,404,187      2,986,210      7,003,991      6,518,050       2,360,737
SHORT-TERM BOND
Accumulation share value:
 Beginning of period (Note 1) . . . . .       $14.64         $14.05         $13.18         $12.38         $12.19          $11.68
 End of period  . . . . . . . . . . . .       $14.84         $14.64         $14.05         $13.18         $12.38          $12.19
Number of Accumulation Shares
 outstanding at end of period . . . . .      293,615        356,920        372,322        966,106        891,804         409,683
BOND INDEX
Accumulation share value:
 Beginning of period (Note 1) . . . . .       $12.21         $11.26         $10.60          $9.61         $10.00          $10.00
 End of period  . . . . . . . . . . . .       $12.47         $12.21         $11.26         $10.60          $9.61          $10.00
Number of Accumulation Shares
 outstanding at end of period . . . . .      189,214        217,208        156,229        261,994        164,343             798

                                           YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     PERIOD ENDED
                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                              2003           2002           2001           2000           1999           1998
                                          ------------  -------------  -------------  -------------  -------------  ---------------
ACTIVE BOND
Accumulation share value:
 Beginning of period (Note 1) . . . . .       $22.28         $21.06         $19.87         $18.25         $18.68          $17.50
 End of period  . . . . . . . . . . . .       $23.39         $22.28         $21.06         $19.87         $18.25          $18.68
Number of Accumulation Shares
 outstanding at end of period . . . . .      757,358        904,599        999,130      2,251,544      2,399,088       1,173,339
HIGH YIELD BOND
Accumulation share value:
 Beginning of period (Note 1) . . . . .        $8.55          $9.08          $9.01         $10.25          $9.89          $10.00
 End of period  . . . . . . . . . . . .        $9.82          $8.55          $9.08          $9.01         $10.25           $9.89
Number of Accumulation Shares
 outstanding at end of period . . . . .      142,125        136,663        149,582        304,577        204,299          16,441
GLOBAL BOND
Accumulation share value:
 Beginning of period (Note 1) . . . . .       $14.85         $12.67         $13.04         $11.81         $12.23          $11.37
 End of period  . . . . . . . . . . . .       $16.97         $14.85         $12.67         $13.04         $11.81          $12.23
Number of Accumulation Shares
 outstanding at end of period . . . . .      333,865        385,090        409,423      1,081,862      1,376,775         797,395
MONEY MARKET
Accumulation share value:
 Beginning of period (Note 1) . . . . .       $14.95         $14.94         $14.58         $13.91         $13.42          $12.91
 End of period  . . . . . . . . . . . .       $14.88         $14.95         $14.94         $14.58         $13.91          $13.42
Number of Accumulation Shares
 outstanding at end of period . . . . .      863,744      1,334,727      1,508,138      3,292,119      5,228,107       1,976,595

(1) Values shown for 1998 begin on May 1, 1998.

(2) Values shown for 2000 begin on May 1, 2000.

             APPENDIX A - EXAMPLE OF WITHDRAWAL CHARGE CALCULATION


ASSUME THE FOLLOWING FACTS:

 . On January 1, 1997, you make a $5000 initial premium payment and we issue you a contract.

 .  On January 1, 1998, you make a $1000 premium payment.

 .  On January 1, 1999, you make a $1000 premium payment.

 . On January 1, 2000, the total value of your contract is $9000 because of good investment earnings.

     Now assume you make a partial withdrawal of $6000 (no tax withholding) on January 2, 2000. In this case, assuming no prior withdrawals, we would deduct a CDSL of $229.57. We withdraw a total of $6229.57 from your contract.


        $6,000.00  --  withdrawal request payable to you
        +  229.57  --  withdrawal charge payable to us
         --------
        $6,229.57  --  total amount withdrawn from your contract

HERE IS HOW WE DETERMINE THE WITHDRAWAL CHARGE:

  (1) We FIRST reduce your $5,000 INITIAL PREMIUM PAYMENT by the three annual $30 contract fees we assessed on January 1, 1998, 1999, and 2000. We withdraw the remaining $4910 from your contract.


        $5,000
        -   30  --   1998 contract fee payable to us
        -   30  --   1999 contract fee payable to us
        -   30  --   2000 contract fee payable to us
         -----
        $4,910  --   amount of your initial premium payment we would
                     consider to be withdrawn

     Under the free withdrawal provision, we deduct 10% of the total value of your contract at the beginning of the contract year, or $900 (.10 x $9000). We pay the $900 to you as part of your withdrawal request, and we assess a withdrawal charge on the remaining balance of $4010. Because you made the initial premium payment 3 years ago, the withdrawal charge percentage is 4%. We deduct the resulting $160.40 from your contract to cover the withdrawal charge on your initial premium payment. We pay the remainder of $3849.60 to you as a part of your withdrawal request.


        $   4,910
        -     900  --   free withdrawal amount (payable to you)
         --------
        $   4,010
        x     .04
         --------
        $  160.40  --   withdrawal charge on initial premium payment
                        (payable to us)
        $   4,010
        -  160.40
         --------
        $3,849.60  --   part of withdrawal request payable to you


  (2) We NEXT deem the entire amount of your 1998 PREMIUM PAYMENT to be withdrawn and we assess a withdrawal charge on that $1000 amount. Because you made this premium payment 2 years ago, the withdrawal charge percentage is

     5%.   We deduct the resulting $50 from your contract to cover the withdrawal charge on your 1998 premium payment. We pay the remainder of $950 to you as a part of your withdrawal request.


        $1,000
        x  .05
         -----
        $   50  --   withdrawal charge on 1998 premium payment (payable
                     to us)
        $1,000
        -   50
         -----
        $  950  --   part of withdrawal request payable to you


 (3) We NEXT determine what additional amount we need to withdraw to provide you with the total $6000 you requested, after the deduction of the withdrawal charge on that additional amount. We have already allocated $900 from the free withdrawal amount, $3849.60 from your initial premium payment, and $950 from your 1999 PREMIUM PAYMENT. Therefore, $300.40 is needed to reach $6000.


        $6,000.00  --   total withdrawal amount requested
        -  900.00  --   free withdrawal amount
        -3,849.00  --   payment deemed from initial premium payment
        -  950.00  --   payment deemed from 1998 premium payment
         --------
        $  300.40  --   additional payment to you needed to reach $6000


  We know that the withdrawal charge percentage for this remaining amount is 6%, because you are already deemed to have withdrawn all premiums you paid prior to 1999. We use the following formula to determine how much more we need to withdraw:

  Remainder due to you   =      Withdrawal needed - [applicable withdrawal
charge percentage times withdrawal needed]


        $300.40     =   x - [.06x]
        $300.40     =   .94x
        $300.40/.94 =   x
         ------
        $319.57     =   x

        $319.57     --  deemed withdrawn from 1999 premium payment
        $300.40     --  part of withdrawal request payable to you
         ------
        $ 19.17     --  withdrawal charge on 1999 premium deemed withdrawn
                        (payable to us)

        $160.40     --  withdrawal charge on the INITIAL PREMIUM PAYMENT
        $ 50.00     --  withdrawal charge on the 1998 PREMIUM PAYMENT
        $ 19.17     --  withdrawal charge on the 1999 PREMIUM PAYMENT
         ------
        $229.27     --  Total withdrawal charge

               APPENDIX B - CONTRACT LOANS UNDER SECTION 403 (B)
                                 ("TSA LOANS")

     Any loan under this section will be secured by a security interest in your contract. The loan amount must be at least $2,500 and may not, on the date of the loan (defined below), exceed the lesser of:

       . 50% of the total value of your contract,

       . $50,000 or

       . the sum of 100% of the total value of your contract invested in the variable investment options and 20% of the total value of your contract invested in the fixed investment option.

     We will deduct that portion of the loan amount up to 20% of the total value of your contract on the date of the loan proportionately from each investment option you are then using. We will deduct any amount in excess of 20% of the total value of your contract on the date of the loan proportionately from each VARIABLE investment option you are then using.

On the date of the loan, we will transfer the total loan amount to the loan collateral account. This account is held in JHVLICO's general investment account and accrues interest at an effective rate equal to 1% less than the loan interest rate described below. We transfer the interest accrued on the loan collateral account back to the investment options on each contract anniversary in the same proportion as your investment options are then allocated.

     The DATE OF THE LOAN will be the business date on which we receive at the John Hancock Annuity Servicing Office all the necessary documentation assigning your contract as the security for the loan. If such receipt occurs on a date on which we do not value shares, then the date of the loan will be the next business day following such receipt on which we do value shares.

     We determine the LOAN INTEREST RATE for this contract annually. We make such determination in the calendar month immediately preceding the calendar month in which your contract anniversary occurs. We apply the loan interest rate to any loan made during the calendar year following the date we determine the loan interest rate. Except as otherwise required by applicable state law, we will not set a rate in excess of the greater of:

       . Moody's Corporate Bond Yield Average - Monthly Average Corporates (as published by Moody's Investors Service), or any successor thereto, for the calendar month which is two months before the month in which the date we determine the loan interest rate, or

       . 5%.

If Moody's Investors Service no longer publishes this average, JHVLICO reserves the right to select a substitute that it deems appropriate, subject to applicable law, regulation, or other state requirement. When a new rate is determined,

       . we may increase the previous rate if the increase would be at least 1/2
         %, and

       . we may reduce the previous rate if the decrease would be at least 1/2
         %.

We will notify you of the applicable loan interest rate at the time you make the loan. The loan interest rate for any given loan will be fixed for the entire loan period. Accrued interest on the loan will be added daily and will bear interest from that date at the loan interest rate.

     Repayment of principal and interest will be amortized in level installments payable no less frequently than quarterly over a period of no more than five years, except as provided by law. Prior to the first installment date, we will provide you with the repayment due dates and installment amounts in a repayment schedule. The principal portion of each loan repayment will be transferred back to the investment options in the same proportion as your investment options are then allocated.

     Prepayment of the entire loan is permitted. In addition, loan prepayments in excess of regularly scheduled prepayments that do not repay the entire LOAN BALANCE (outstanding loan amount plus loan interest accrued to date) will be applied to reduce the length of the loan. Such excess loan repayments do not replace the regularly scheduled loan payments.

     If you fail to make a scheduled loan repayment within 90 calendar days after the repayment due date, the loan balance or such other amount as required by applicable law shall then be considered in default. To the extent the total value of your contract contains (1) salary reduction contributions made on or before December 31, 1988 and (2) earnings credited on such contributions on or before such date at the time of default (together referred to as "pre-1988 " with regard to the default. We will withdraw from the total value of your contract an amount equal to the amount in default with respect to such pre-1988 contributions (including withdrawal charges and any accrued and unpaid interest to the date of the default). To the extent that the amount in default exceeds the amount of pre-1988 contributions, we will make no actual foreclosure on the loan security:

       . until the earliest of your attaining age 59 1/2, separation from service, death, or becoming disabled (as defined in Section 72(m)(7) of the Code, and

       . unless, prior to the occurrence of such event, the excess is deemed a distribution reportable you.

     If you surrender your contract while there is an outstanding loan balance or, if the annuitant dies while there is an outstanding loan balance, we will determine an amount (positive or negative) by subtracting the outstanding loan balance from the loan collateral account as of the date of surrender or death. If such amount is positive, we will add it to the surrender value or death benefit, as applicable. If the amount is negative, we will subtract it from the surrender value or death benefit, as applicable. If, at any time, the surrender value exceeds the loan collateral account, your loan will be subject to certain excessive loan balance provisions set forth in your loan agreement.

     Because the Federal tax laws governing contract loans are very complex and confusing, you should consult a qualified tax adviser before applying for a contract loan.

                      STATEMENT OF ADDITIONAL INFORMATION

                                  MAY 1, 2004

                    INDEPENDENCE PREFERRED VARIABLE ANNUITY,
                      INDEPENDENCE 2000 VARIABLE ANNUITY,
                       MARKETPLACE VARIABLE ANNUITY, AND
                               eVARIABLE ANNUITY

           DEFERRED COMBINATION FIXED AND VARIABLE ANNUITY CONTRACTS

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                                -----------------

This statement of additional information ("SAI"), dated May 1, 2004 is not a prospectus. It is intended that this SAI be read in conjunction with one of the Independence Preferred Variable Annuity, Independence 2000 Variable Annuity, Marketplace Variable Annuity, or eVariable Annuity prospectuses dated May 1, 2004, of the John Hancock Variable Annuity Account I (the "Account"). Terms used in this SAI that are not otherwise defined herein have the same meanings given to them in the prospectus, unless the context requires otherwise. An Independence Preferred Variable Annuity, Independence 2000 Variable Annuity, or Marketplace Variable Annuity prospectus may be obtained from the John Hancock Annuity Servicing Office, P.O. Box 772, Boston, Massachusetts 02117, telephone number 1-800-732-5543. An eVariable Annuity prospectus may be obtained from the John Hancock Variable Life Insurance Company Administrative Servicing Office, P.O. Box 62137, Baltimore, MD 21264-2137, or on URL: http://www.AnnuityNet.com.

                               TABLE OF CONTENTS

                                -----------------

                                                                   PAGE OF SAI
                                                                  -------------
Distribution. . . . . . . . . . . . . . . . . . . . . . . . . .         2
Calculation of Performance Data . . . . . . . . . . . . . . . .         2
Other Performance Information . . . . . . . . . . . . . . . . .         3
Calculation of Annuity Payments . . . . . . . . . . . . . . . .         4
Additional Information About Determining Unit Values. . . . . .         5
Purchases and Redemptions of Fund Shares. . . . . . . . . . . .         6
The Account . . . . . . . . . . . . . . . . . . . . . . . . . .         6
Delay of Certain Payments . . . . . . . . . . . . . . . . . . .         7
Liability for Telephone Transfers . . . . . . . . . . . . . . .         7
Voting Privileges . . . . . . . . . . . . . . . . . . . . . . .         7
Financial Statements. . . . . . . . . . . . . . . . . . . . . .         9


ACCT. I SAI 05/04

                                  DISTRIBUTION


  The distribution of the variable annuity contracts through Signator Investors, Inc. ("Signator") is continuous. Pursuant to a marketing and distribution agreement between John Hancock and Signator, the amounts we paid under that agreement for such services were as follows:


              YEAR                        AMOUNT PAID TO SIGNATOR
              ----                       -------------------------
              2003 . . . . . . . . . .         $  2,867,734
              2002 . . . . . . . . . .         $  5,779,080
              2001 . . . . . . . . . .         $  8,548,850


                        CALCULATION OF PERFORMANCE DATA


  The Account may, from time to time, include in advertisements, sales literature and reports to owners or prospective investors information relating to the performance of its variable investment options. The performance information that may be presented is not an estimate or a guarantee of future investment performance, and does not represent the actual experience of amounts invested by a particular owner. Set out below is a description of the methods used in calculating the performance information for the variable investment options.

MONEY MARKET VARIABLE INVESTMENT OPTION

  We may calculate current yield and effective yield figures for the money market variable investment options held in the Account. The current yield of a money market option for a seven-day period ("base period") will be computed by determining the "net change in value" (calculated as set forth below) for a hypothetical owner having an account balance of one unit in a money market variable investment option at the beginning of the period, dividing the net change in value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7, with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of the hypothetical owner account will include net investment income of that account (accrued daily dividends as declared by the applicable money market fund, less daily expenses of the Account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on that underlying money market fund's shares. The applicable risk based charges, mortality and expense risk charges, administration charge and contract fee are reflected, but any charge for premium taxes and optional benefits are not.

  The effective yield reflects the effects of compounding and represents an annualization of the current return. The formula for effective yield, as prescribed by the SEC, is:


            Effective yield = (Base period return + 1)/(365/7)/ - 1

OTHER VARIABLE INVESTMENT OPTIONS

"Standardized" Total Return

  Average annual total return is the annual compounded rate of return for a variable investment option that would have produced the ending redeemable value over the stated period if the performance remained constant throughout. The calculation assumes a single $1,000 premium payment is made into the variable investment option at the beginning of the period and full redemption is made at the end of the period. It reflects adjustments for all Series Fund-level and contract-level charges, except any premium tax charge or charges for optional rider benefits described in the prospectus. The annual contract fee has been included as an annual percentage of assets.

  We calculate the average annual total return for each variable investment option, other than the money market variable investment option, according to the following "Standard" formula prescribed by the SEC:

                             P x ( 1 + T )/n/ = ERV

        where   P = a hypothetical initial premium payment of $1,000
                T = average annual total return
                n = number of years
                ERV = ending redeemable value of a hypothetical $1,000
                 premium payment, made at the beginning of such period
                 (or fractional portion thereof)

  We calculate values for one, three and five year periods, or fractional period thereof starting on the date a variable investment option was first available in the Account. We also calculate values from the date a variable investment option was first available in the Account. We do not calculate ten year periods because the Account did not commence operations until 1995. Returns of less than one year are not annualized. The inception date may be different from the date a variable investment option was first available in the contracts because the Account is used for other variable annuities offered by us.

Yield

  We may calculate current yield for each variable investment option, other than the money market variable investment options, according to the following formula prescribed by the SEC:

                          Yield = 2 [( a-b + 1)/6/ - 1]
                                       ---
                                       cd

         where:  a = net investment income earned during the period by the fund whose shares are owned by the variable investment option
                 b = expenses accrued for the period (net of any reimbursements)
                 c = the average daily number of accumulation units outstanding during the period
                 d = the offering price per accumulation unit on the last day of the period


  According to this formula, yield is determined by dividing the net investment income per accumulation unit earned during the period (minus the deduction for mortality and expense risk charge, administration charge and annual contract fee) by the accumulation unit value on the last day of the period and annualizing the resulting figure. The calculation is based on specified 30 day-periods identified in the advertisement. Charges for premium taxes or optional rider benefits are not reflected in the calculation.

 "Non -Standardized" Performance

  We may calculate "non-standardized" average annual total returns for each variable investment option. The calculation assumes a single $1,000 premium payment is made into the variable investment option at the beginning of the period and NO redemption is made at the end of the period. It reflects adjustments for all Series Fund-level and contract-level charges, except any premium tax charge, withdrawal charge, annual contract fee, or charges for optional rider benefits described in the prospectus.

  "Non-standardized" average annual total returns for the eVariable Annuity contracts are shown in the prospectus.

  Although the contracts did not exist during all the periods for which we calculate "non-standardized" performance, we adjust the returns of the variable investment options by the contracts' asset-based charge.

                         OTHER PERFORMANCE INFORMATION


  You can compare performance information at the Account level to other variable annuity separate accounts or other investment products surveyed by Lipper Analytical Services, Inc., an independent service that monitors and ranks the performance of investment companies.

                        CALCULATION OF ANNUITY PAYMENTS


CALCULATION OF ANNUITY UNITS

  We use a measuring device called an "annuity unit" to help us compute the amount of each monthly payment that is based on a variable investment option.
 Each variable investment option has its own annuity unit with its own annuity unit value.

  The number of the contract's annuity units for each variable investment option normally doesn't change while the payee continues to receive payments, unless the payee makes a transfer from one variable investment option to another. The amount of each monthly annuity payment based on a variable investment option equals the number of the contract's annuity units in that option times the value of one such unit as of the tenth day preceding the payment's due date.

  To compute the amount of the first annuity payment that is based on any variable investment option, we first determine the amount of your contract's value that we will apply to that variable option. We do this as of 10 calendar days prior to the date the initial monthly annuity payment is due, in the manner described in the prospectus under "The annuity period - choosing fixed or variable annuity payments."

  For each variable investment option, we THEN divide:


                       ----------------------------------
                         the resulting value (minus any
                              premium tax charge)
                                       by
                                     $1,000
                       ----------------------------------

                         and multiply the result by


                  --------------------------------------------
                    the applicable annuity purchase rate set
                      forth in the contract and reflecting

                           (1) the age and, possibly,
                              sex of the payee and

                   (2) the assumed investment rate (discussed
                                     below)
                  --------------------------------------------

  This computation determines the amount of initial monthly variable annuity payment to the annuitant from each variable investment option.

  We then determine the number of annuity units to be credited to the contract from each of such variable investment options by dividing:


            ------------------------------------------------------
              the amount of the initial monthly variable annuity
                  payment from that variable annuity option

                                      by

                   the annuity unit value of that variable
                   investment option as of 10 calendar days
                 prior to the date the initial payment is due
            ------------------------------------------------------

   For example, assume that 10 days before the date of maturity, a contract has credited to it 4000.000 accumulation units, each having a value of $12.000000.
 Assume, further, that the appropriate annuity purchase rate in the contract for an assumed investment rate of 3 1/2% is $5.47 per $1000 of proceeds for the annuity option elected. The first monthly annuity payment would be $262.56.

                           4000.000 * 12.000000 * 5.47
                           ---------------------------
                                     1,000

  If the value of an annuity unit 10 days before the date of maturity was $1.4000000, the number of annuity units represented by the first and subsequent payments would be 187.543 ($262.56/$1.4000000). If the annuity unit value 10 days before the due date of the second monthly payment was $1.405000, the amount of the second payment would be $263.50 (187.543 x $1.405000).

ANNUITY UNIT VALUES

  The value of the annuity units varies from day to day, depending on the investment performance of the variable investment option, the deductions made against the variable investment option, and the assumed investment rate used in computing annuity unit values. Thus, the variable monthly annuity payments vary in amount from month to month.

  We calculate annuity unit value separately for each variable investment option. As of the close of each business day, we calculate the value of one annuity unit by

  (1) multiplying the immediately preceding annuity unit value by the sum of one plus the applicable net investment rate for the period subsequent to such preceding value and then

  (2) multiplying this product by an adjustment factor to neutralize the assumed investment rate used in determining the amounts of annuity payable. If your contract has an assumed investment rate of 3 1/2 % per year, the adjustment factor for a valuation period of one day would be 0.99990575. We neutralize the assumed investment rate by applying the adjustment factor so that the variable annuity payments will increase only if the actual net investment rate of the variable investment option exceeds 3 1/2 % per year and will decrease only if is less than 3 1/2 % per year.

  The amount of the initial variable monthly payment is determined on the assumption that the actual net investment rate of each variable investment option used in calculating the "net investment factor" (described below) will be equal on an annual basis to the "assumed investment rate" (described under "The annuity period - variable monthly annuity payments" in the prospectus). If the actual net investment rate between the dates for determining two monthly annuity payments is greater than the assumed investment rate, the latter monthly payment will be larger in amount than the former. On the other hand, if the actual net investment rate between the dates for determining two monthly annuity payments is less than the assumed investment rate, the latter monthly payment will be smaller in amount than the former.

MORTALITY TABLES

  The mortality tables used as a basis for both variable and fixed annuity purchase rates are the 1983a Mortality Tables, with projections of mortality improvements and with certain age adjustments based on the contract year of annuitization. The mortality table used in a Contract purchased in connection with certain employer-related plans and used in all contracts issued in Montana will be the Female Annuity Table of the 1983a Mortality Tables. The impact of this change will be lower benefits (5% to 15%) from a male's viewpoint than would otherwise be the case.

              ADDITIONAL INFORMATION ABOUT DETERMINING UNIT VALUES


  The general manner in which we compute annuity unit values is discussed above. Like annuity unit values, we calculate accumulation unit values separately for each variable investment option. As of the close of each business day, we calculate the value of one accumulation unit of a variable investment option by multiplying the immediately preceding accumulation unit value by the sum of one plus the applicable "net investment rate" for the period subsequent to such preceding value. See "Net investment rate" below.

NET INVESTMENT RATE

  For any period, the net investment rate for a variable investment option equals

  (1) the percentage total investment return of the corresponding fund for that period (assuming reinvestment of all dividends and other distributions from the fund), less

  (2) for each calendar day in the period, a deduction of 0.001781% of the value of the variable investment option at the beginning of the period, and less

  (3) a further adjustment in an appropriate amount if we ever elect to impose a charge for our income taxes.

ADJUSTMENT OF UNITS AND VALUES

  We reserve the right to change the number and value of the accumulation units and/or annuity units credited to your contract, without notice, provided that strict equity is preserved and the change does not otherwise affect the benefits, provisions, or investment return of your contract.

HYPOTHETICAL EXAMPLE ILLUSTRATING THE CALCULATION OF ACCUMULATION UNIT VALUES AND ANNUITY UNIT VALUES

  Assume at the beginning of the period being considered, the value of a particular variable investment option was $4,000,000. Investment income during the period totaled $2000, while capital gains were $3000 and capital losses were $1000. Assume also that we are not imposing any tax charge. Charges against the beginning value of the variable investment option amount to $71.21 assuming a one day period. The $71.21 was computed by multiplying the beginning value of $4,000,000 by the factor 0.00001781. By substituting in the first formula above, the net investment rate is equal to $3928.76 ($2000 + $3000 - $1000 - $71.21) divided by $4,000,000 or 0.0009822.

  Assume further that each accumulation unit had a value of $11.250000 on the previous business day, and the value of an annuity unit on such previous date was $1.0850000. Based upon the experience of the variable investment option during the period, the value of an accumulation unit at the end of the period would be [$11.250000 x (1 + .0009822)] or $11.261050. The value of an annuity unit at the end of the period would be [$1.0850000 x (1. + .0009822) x ..99990575] or $1.085963. The final figure, .99990575, neutralizes the effect of a 3 1/2% assumed investment rate so that the annuity unit's change in value reflects only the actual investment experience of the variable investment option.

                    PURCHASES AND REDEMPTIONS OF FUND SHARES


  JHVLICO purchases and redeems fund shares for the Account at their net asset value without any sales or redemption charges. Each available fund issues its own separate series of fund shares. Each such series represents an interest in one of the funds of the Series Fund, which corresponds to one of our variable investment options. Any dividend or capital gains distributions received by the Account will be reinvested in shares of that same fund at their net asset value as of the dates paid.

  On each business day, the account purchases and redeems shares of each fund for each variable investment option based on, among other things, the amount of premium payments allocated to that option, dividends reinvested, and transfers to, from and among investment options, all to be effected as of that date. Such purchases and redemptions are effective at the net asset value per Series Fund share for each fund determined on that same date.

                                  THE ACCOUNT


  In addition to the assets attributable to contracts, the Account includes assets derived from charges made by and, possibly, funds contributed by JHVLICO to commence operations of the variable investment option. From time to time these additional amounts may be transferred in cash by us to our general account. Before any such transfer, we will consider any possible adverse impact transfer might have on any variable investment option. The assets of one variable investment option are not necessarily legally insulated from liabilities associated with another variable investment option.

                           DELAY OF CERTAIN PAYMENTS


  Ordinarily, upon a surrender or partial withdrawal, we will pay the value of any accumulation units in a single sum within 7 days after receipt of a written request at our Annuity Servicing Office. However, redemption may be suspended and payment may be postponed under the following conditions:

  (1) when the New York Stock Exchange is closed, other than customary weekend and holiday closings;

  (2) when trading on that Exchange is restricted;

  (3) when an emergency exists as a result of which (a) disposal of securities in a variable investment option is not reasonably practicable or (b) it is not reasonably practicable to determine the value of the net assets of a variable investment option; or

  (4) when a governmental body having jurisdiction over the Account by order permits such suspension.

Rules and regulations of the SEC, if any are applicable, will govern as to whether conditions in (2) or (3) exist.

  We may defer for up to 15 days the payment of any amount attributable to a premium payment made by check to allow the check reasonable time to clear.

  We may also defer payment of surrender proceeds payable out of any guarantee period for a period of up to 6 months.

                       LIABILITY FOR TELEPHONE TRANSFERS


  If you authorize telephone transfers, you will be liable for any loss, expense or cost arising out of any unauthorized or fraudulent telephone or fax instructions which we reasonably believe to be genuine, unless such loss, expense or cost is the result of our mistake or negligence. We employ procedures which provide safeguards against unauthorized transactions, and which are reasonably designed to confirm that instructions received by telephone are genuine. These procedures include

   . requiring personal identification,

   . tape recording calls, and

   . providing written confirmation to the owner.

If we do not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, we may be liable for any loss due to unauthorized or fraudulent instructions.

                               VOTING PRIVILEGES


  Here's the formula we use to determine the number of Fund shares as to which you may give instructions:

                      -------------------------------------
                             the total value of your
                          accumulation units value in a
                           variable investment option

                                   divided by

                        the net asset value of 1 share of
                         the corresponding class of the
                                  fund's shares
                      -------------------------------------


  At a shareholders' meeting, you may give instructions regarding:

  (1) the election of a Board of Trustees,

  (2) the ratification of the selection of independent auditors,

  (3) the approval of a Series Fund's investment management agreements, and

  (4) other matters requiring a vote under the 1940 Act.

  The annuitant or other payee will also be entitled to give voting instructions with respect to the fund shares corresponding to any variable investment option under which variable annuity payments are then being made. We determine the number of fund shares for which the payee can give instructions by dividing the actuarially determined present value of the payee's annuity units that correspond to that fund by the net asset value of one share of that fund.

  We will furnish you information and forms so that you may give voting instructions.

  We may own fund shares that we do not hold in any separate account whose participants are entitled to give voting instructions. We will vote such shares in proportion to the instructions we receive from all variable annuity contract and variable life insurance policy owners who give us instructions for that fund's shares (including owners who participate in separate accounts other than the Account).

  We have designed your voting privileges based upon our understanding of the requirements of the federal securities laws. If the applicable laws, regulations, or interpretations change to eliminate or restrict the need for such voting privileges, we reserve the right to proceed in accordance with any such revised requirements.

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS


To the Contractowners of
John Hancock Variable Annuity Account I of
 John Hancock Variable Life Insurance Company

We have audited the accompanying statement of assets and liabilities of John Hancock Variable Annuity Account I (comprising of, respectively, the Large Cap Growth, Fundamental Growth, Active Bond, Emerging Markets Equity, Financial Industries, International Equity Index, Small Cap Growth, Overseas Equity (formerly, Global Balanced), Earnings Growth (formerly, Multi Cap Growth), Large Cap Value, Large Cap Value CORE, Fundamental Value, Money Market, Small/Mid-Cap Growth, Bond Index, Large Cap Growth B (formerly, Large Cap Aggressive Growth),
 Small/Mid Cap CORE, Small Cap Value, Real Estate Equity, Growth & Income, Managed, Short-Term Bond, Small Cap Emerging Growth (formerly, Small Cap Equity), International Opportunities, Equity Index, High-Yield Bond, Global Bond, AIM V.I. Premier Equity, Fidelity VIP II Contrafund (SC), Fidelity VIP Growth (SC), Janus Aspen Global Technology (SC), Janus Aspen Worldwide Growth
(SC), and MFS Investors Growth Stock Subaccounts) as of December 31, 2003, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting John Hancock Variable Annuity Account I at December 31, 2003, the results of their operations for the year then ended, the changes in their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
February 6, 2004

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 2003

                                                                EMERGING
                         LARGE CAP   FUNDAMENTAL    ACTIVE      MARKETS     FINANCIAL
                          GROWTH       GROWTH        BOND        EQUITY     INDUSTRIES
                        SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                        -----------  -----------  -----------  ----------  ------------
ASSETS
Investments in shares
 of portfolios of:
 John Hancock Variable
  Series Trust I, at
  value . . . . . . .   $56,445,304   $444,600    $52,125,987  $4,261,734     $9,729
 Outside Trust, at
  value . . . . . . .            --         --             --          --         --
                        -----------   --------    -----------  ----------     ------
Total Assets. . . . .   $56,445,304   $444,600    $52,125,987  $4,261,734     $9,729
                        ===========   ========    ===========  ==========     ======
NET ASSETS:
Contracts in
 accumulation . . . .   $56,428,336   $425,668    $52,116,535  $4,261,734     $9,729
Contracts in payout
 (annuitization). . .        16,968     18,932          9,452          --         --
                        -----------   --------    -----------  ----------     ------
Total net assets. . .   $56,445,304   $444,600    $52,125,987  $4,261,734     $9,729
                        ===========   ========    ===========  ==========     ======
Units outstanding . .     2,680,012     83,070      2,773,066     322,245      1,156
                        ===========   ========    ===========  ==========     ======
Unit value (in
 accumulation). . . .   $     21.06   $   5.35    $     18.80  $    13.23     $ 8.42
                        ===========   ========    ===========  ==========     ======


                        INTERNATIONAL   SMALL CAP    OVERSEAS    EARNINGS      LARGE CAP
                        EQUITY INDEX     GROWTH       EQUITY      GROWTH         VALUE
                         SUBACCOUNT    SUBACCOUNT   SUBACCOUNT  SUBACCOUNT    SUBACCOUNT
                        -------------  -----------  ----------  -----------  -------------
ASSETS
Investments in shares
 of portfolios of:
 John Hancock Variable
  Series Trust I, at
  value . . . . . . .    $8,603,160    $16,496,786  $2,604,411  $22,193,091   $30,938,214
 Outside Trust, at
  value . . . . . . .            --             --          --           --            --
                         ----------    -----------  ----------  -----------   -----------
Total Assets. . . . .    $8,603,160    $16,496,786  $2,604,411  $22,193,091   $30,938,214
                         ==========    ===========  ==========  ===========   ===========
NET ASSETS:
Contracts in
 accumulation . . . .    $8,603,160    $16,496,786  $2,604,411  $22,193,091   $30,917,898
Contracts in payout
 (annuitization). . .            --             --          --           --        20,316
                         ----------    -----------  ----------  -----------   -----------
Total net assets. . .    $8,603,160    $16,496,786  $2,604,411  $22,193,091   $30,938,214
                         ==========    ===========  ==========  ===========   ===========
Units outstanding . .       644,819      1,355,599     192,643    2,000,235     1,695,368
                         ==========    ===========  ==========  ===========   ===========
Unit value (in
 accumulation). . . .    $    13.34    $     12.17  $    13.52  $     11.10   $     18.25
                         ==========    ===========  ==========  ===========   ===========


See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                               DECEMBER 31, 2003

                                                     LARGE CAP   FUNDAMENTAL     MONEY      SMALL/MID      BOND
                                                     VALUE CORE     VALUE       MARKET     CAP GROWTH     INDEX
                                                     SUBACCOUNT  SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                     ----------  -----------  -----------  -----------  -----------
ASSETS
Investments in shares of portfolios of:
 John Hancock Variable Series Trust I, at value . .   $688,563   $15,256,069  $36,359,719  $27,414,400   $5,746,789
 Outside Trust, at value. . . . . . . . . . . . . .         --            --           --           --           --
                                                      --------   -----------  -----------  -----------   ----------
Total Assets. . . . . . . . . . . . . . . . . . . .   $688,563   $15,256,069  $36,359,719  $27,414,400   $5,746,789
                                                      ========   ===========  ===========  ===========   ==========
NET ASSETS:
Contracts in accumulation . . . . . . . . . . . . .   $688,563   $15,212,454  $36,327,874  $27,414,400   $5,746,789
Contracts in payout (annuitization) . . . . . . . .         --        43,615       31,845           --           --
                                                      --------   -----------  -----------  -----------   ----------
Total net assets. . . . . . . . . . . . . . . . . .   $688,563   $15,256,069  $36,359,719  $27,414,400   $5,746,789
                                                      ========   ===========  ===========  ===========   ==========
Units outstanding . . . . . . . . . . . . . . . . .     68,015     1,433,284    2,726,270    1,193,995      462,072
                                                      ========   ===========  ===========  ===========   ==========
Unit value (in accumulation). . . . . . . . . . . .   $  10.12   $     10.64  $     13.34  $     22.96   $    12.44
                                                      ========   ===========  ===========  ===========   ==========


                                                      LARGE CAP   SMALL/MID   SMALL CAP   REAL ESTATE    GROWTH &
                                                       GROWTH B    CAP CORE     VALUE       EQUITY        INCOME
                                                      SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT    SUBACCOUNT
                                                      ----------  ----------  ----------  -----------  ------------
ASSETS
Investments in shares of portfolios of:
 John Hancock Variable Series Trust I, at value . .    $415,617   $2,700,902  $7,194,875  $14,468,908  $135,778,843
 Outside Trust, at value. . . . . . . . . . . . . .          --           --          --           --            --
                                                       --------   ----------  ----------  -----------  ------------
Total Assets. . . . . . . . . . . . . . . . . . . .    $415,617   $2,700,902  $7,194,875  $14,468,908  $135,778,843
                                                       ========   ==========  ==========  ===========  ============
NET ASSETS:
Contracts in accumulation . . . . . . . . . . . . .    $415,617   $2,700,902  $7,194,875  $14,468,908  $135,650,958
Contracts in payout (annuitization) . . . . . . . .          --           --          --           --       127,885
                                                       --------   ----------  ----------  -----------  ------------
Total net assets. . . . . . . . . . . . . . . . . .    $415,617   $2,700,902  $7,194,875  $14,468,908  $135,778,843
                                                       ========   ==========  ==========  ===========  ============
Units outstanding . . . . . . . . . . . . . . . . .      68,654      175,963     430,283      543,577     6,372,841
                                                       ========   ==========  ==========  ===========  ============
Unit value (in accumulation). . . . . . . . . . . .    $   6.05   $    15.35  $    16.72  $     26.62  $      21.31
                                                       ========   ==========  ==========  ===========  ============


See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                               DECEMBER 31, 2003

                                                                    SHORT-TERM      SMALL CAP     INTERNATIONAL     EQUITY
                                                        MANAGED        BOND      EMERGING GROWTH  OPPORTUNITIES      INDEX
                                                       SUBACCOUNT   SUBACCOUNT     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                                      ------------  -----------  ---------------  -------------  -------------
ASSETS
Investments in shares of portfolios of:
 John Hancock Variable Series Trust I, at value . .   $170,359,413  $13,555,053    $7,380,804      $5,577,841     $35,594,293
 Outside Trust, at value. . . . . . . . . . . . . .             --           --            --              --              --
                                                      ------------  -----------    ----------      ----------     -----------
Total Assets. . . . . . . . . . . . . . . . . . . .   $170,359,413  $13,555,053    $7,380,804      $5,577,841     $35,594,293
                                                      ============  ===========    ==========      ==========     ===========
NET ASSETS:
Contracts in accumulation . . . . . . . . . . . . .   $169,993,143  $13,551,090    $7,380,804      $5,577,841     $35,574,401
Contracts in payout (annuitization) . . . . . . . .        366,270        3,963            --              --          19,892
                                                      ------------  -----------    ----------      ----------     -----------
Total net assets. . . . . . . . . . . . . . . . . .   $170,359,413  $13,555,053    $7,380,804      $5,577,841     $35,594,293
                                                      ============  ===========    ==========      ==========     ===========
Units outstanding . . . . . . . . . . . . . . . . .      8,133,047      921,941       700,594         518,853       2,155,927
                                                      ============  ===========    ==========      ==========     ===========
Unit value (in accumulation). . . . . . . . . . . .   $      20.95  $     14.70    $    10.54      $    10.75     $     16.51
                                                      ============  ===========    ==========      ==========     ===========


                                                       AIM V.I.
                                                      HIGH YIELD    GLOBAL      PREMIER    FIDELITY VIP II   FIDELITY VIP
                                                         BOND        BOND        EQUITY    CONTRAFUND (SC)   GROWTH (SC)
                                                      SUBACCOUNT  SUBACCOUNT   SUBACCOUNT    SUBACCOUNT       SUBACCOUNT
                                                      ----------  -----------  ----------  ---------------  --------------
ASSETS
Investments in shares of portfolios of:
 John Hancock Variable Series Trust I, at value . .   $3,474,687  $15,962,205    $  --        $     --         $    --
 Outside Trust, at value. . . . . . . . . . . . . .           --           --      188         393,486          26,284
                                                      ----------  -----------    -----        --------         -------
Total Assets. . . . . . . . . . . . . . . . . . . .   $3,474,687  $15,962,205    $ 188        $393,486         $26,284
                                                      ==========  ===========    =====        ========         =======
NET ASSETS:
Contracts in accumulation . . . . . . . . . . . . .   $3,474,687  $15,926,290    $ 188        $393,486         $26,284
Contracts in payout (annuitization) . . . . . . . .           --       35,915       --              --              --
                                                      ----------  -----------    -----        --------         -------
Total net assets. . . . . . . . . . . . . . . . . .   $3,474,687  $15,962,205    $ 188        $393,486         $26,284
                                                      ==========  ===========    =====        ========         =======
Units outstanding . . . . . . . . . . . . . . . . .      345,872      945,225       26          37,930           3,484
                                                      ==========  ===========    =====        ========         =======
Unit value (in accumulation). . . . . . . . . . . .   $    10.05  $     16.89    $7.23        $  10.37         $  7.54
                                                      ==========  ===========    =====        ========         =======


See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                               DECEMBER 31, 2003

                                                        JANUS ASPEN    JANUS ASPEN
                                                          GLOBAL        WORLDWIDE    MFS INVESTORS
                                                      TECHNOLOGY (SC)  GROWTH (SC)   GROWTH STOCK
                                                        SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                      ---------------  -----------  ---------------
ASSETS
Investments in shares of portfolios of:
 John Hancock Variable Series Trust I, at value . .       $    --        $   --         $    --
 Outside Trust, at value. . . . . . . . . . . . . .        10,618         9,737          15,537
                                                          -------        ------         -------
Total Assets. . . . . . . . . . . . . . . . . . . .       $10,618        $9,737         $15,537
                                                          =======        ======         =======
NET ASSETS:
Contracts in accumulation . . . . . . . . . . . . .       $10,618        $9,737         $15,537
Contracts in payout (annuitization) . . . . . . . .            --            --              --
                                                          -------        ------         -------
Total net assets. . . . . . . . . . . . . . . . . .       $10,618        $9,737         $15,537
                                                          =======        ======         =======
Units outstanding . . . . . . . . . . . . . . . . .         2,072         1,420           2,308
                                                          =======        ======         =======
Unit value (in accumulation). . . . . . . . . . . .       $  5.12        $ 6.86         $  6.73
                                                          =======        ======         =======


See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                            STATEMENT OF OPERATIONS

                               DECEMBER 31, 2003

                                                                                                EMERGING
                                                       LARGE CAP     FUNDAMENTAL    ACTIVE      MARKETS     FINANCIAL
                                                         GROWTH        GROWTH        BOND        EQUITY     INDUSTRIES
                                                       SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                      -------------  -----------  -----------  ----------  ------------
Investment Income:
Distributions received from the net investment
 income of the underlying portfolio . . . . . . . .   $    266,651    $     --    $2,487,656   $   56,237    $   512
                                                      ------------    --------    ----------   ----------    -------
Total Investment Income . . . . . . . . . . . . . .        266,651          --     2,487,656       56,237        512
Expenses:
 Mortality & expense risk . . . . . . . . . . . . .        769,304       5,149       828,104       39,417         57
                                                      ------------    --------    ----------   ----------    -------
Net investment income (loss). . . . . . . . . . . .       (502,653)     (5,149)    1,659,552       16,820        455
Realized gain (loss) on investments:
 Realized gains (losses) on sale of
  portfolio shares. . . . . . . . . . . . . . . . .    (11,707,465)    (21,038)     (127,292)     243,129     (3,148)
 Distributions received from realized capital gains
  of the underlying portfolio . . . . . . . . . . .         75,327      37,193     1,274,379      148,396         18
                                                      ------------    --------    ----------   ----------    -------
Realized gains (losses) . . . . . . . . . . . . . .    (11,632,138)     16,155     1,147,087      391,525     (3,130)
Change in unrealized appreciation (depreciation)
 during the year. . . . . . . . . . . . . . . . . .     23,339,112      82,044       (92,815)   1,037,418        601
                                                      ------------    --------    ----------   ----------    -------
Net increase in net assets resulting from
 operations . . . . . . . . . . . . . . . . . . . .   $ 11,204,321    $ 93,050    $2,713,824   $1,445,763    $(2,074)
                                                      ============    ========    ==========   ==========    =======


                                                      INTERNATIONAL   SMALL CAP    OVERSEAS     EARNINGS      LARGE CAP
                                                      EQUITY INDEX     GROWTH       EQUITY       GROWTH         VALUE
                                                       SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                                      -------------  -----------  ----------  ------------  ------------
Investment Income:
Distributions received from the net investment
 income of the underlying portfolio . . . . . . . .    $  187,962    $        --  $ 93,324    $     12,230   $   536,146
                                                       ----------    -----------  --------    ------------   -----------
Total Investment Income . . . . . . . . . . . . . .       187,962             --    93,324          12,230       536,146
Expenses:
 Mortality & expense risk . . . . . . . . . . . . .       107,641        220,486    30,808         301,075       409,287
                                                       ----------    -----------  --------    ------------   -----------
 Net investment income (loss) . . . . . . . . . . .        80,321       (220,486)   62,516        (288,845)      126,859
Realized gain (loss) on investments:
 Realized gains (losses) on sale of
  portfolio shares. . . . . . . . . . . . . . . . .      (831,251)    (3,552,826)  (77,959)    (13,254,347)   (1,253,467)
 Distributions received from realized capital gains
  of the underlying portfolio . . . . . . . . . . .        53,084        223,355    60,822         345,275       426,458
                                                       ----------    -----------  --------    ------------   -----------
Realized losses . . . . . . . . . . . . . . . . . .      (778,167)    (3,329,471)  (17,137)    (12,909,072)     (827,009)
Change in unrealized appreciation (depreciation)
 during the year. . . . . . . . . . . . . . . . . .     3,229,685      7,070,629   652,794      17,502,841     6,723,545
                                                       ----------    -----------  --------    ------------   -----------
Net increase in net assets resulting from
 operations . . . . . . . . . . . . . . . . . . . .    $2,531,839    $ 3,520,672  $698,173    $  4,304,924   $ 6,023,395
                                                       ==========    ===========  ========    ============   ===========


See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                               DECEMBER 31, 2003

                                                      LARGE CAP   FUNDAMENTAL    MONEY     SMALL/MID CAP      BOND
                                                      VALUE CORE     VALUE       MARKET       GROWTH         INDEX
                                                      SUBACCOUNT  SUBACCOUNT   SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
                                                      ----------  -----------  ----------  -------------  ------------
Investment Income:
Distributions received from the net investment
 income of the underlying portfolio . . . . . . . .   $  7,785    $  196,893   $ 547,665    $       --     $ 319,679
                                                      --------    ----------   ---------    ----------     ---------
Total Investment Income . . . . . . . . . . . . . .      7,785       196,893     547,665            --       319,679
Expenses:
 Mortality & expense risk . . . . . . . . . . . . .      8,111       202,514     735,543       343,060        99,253
                                                      --------    ----------   ---------    ----------     ---------
Net investment income (loss). . . . . . . . . . . .       (326)       (5,621)   (187,878)     (343,060)      220,426
Realized gain (loss) on investments:
 Realized gains (losses) on sale of
  portfolio shares. . . . . . . . . . . . . . . . .     (9,022)     (329,912)         --      (795,955)       64,528
 Distributions received from realized capital gains
  of the underlying portfolio . . . . . . . . . . .     22,991        14,842          --     1,787,877        25,370
                                                      --------    ----------   ---------    ----------     ---------
Realized gains (losses) . . . . . . . . . . . . . .     13,969      (315,070)         --       991,922        89,898
Change in unrealized appreciation (depreciation)
 during the year. . . . . . . . . . . . . . . . . .    135,301     3,671,101          --     7,931,993      (171,234)
                                                      --------    ----------   ---------    ----------     ---------
Net increase (decrease) in net assets resulting
 from operations. . . . . . . . . . . . . . . . . .   $148,944    $3,350,410   $(187,878)   $8,580,855     $ 139,090
                                                      ========    ==========   =========    ==========     =========


                                                      LARGE CAP   SMALL/MID CAP   SMALL CAP   REAL ESTATE    GROWTH &
                                                       GROWTH B       CORE          VALUE       EQUITY        INCOME
                                                      SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                                      ----------  -------------  -----------  -----------  ------------
Investment Income:
Distributions received from the net investment
 income of the underlying portfolio . . . . . . . .   $     --      $  8,889     $   37,744   $  594,702   $  1,248,997
                                                      --------      --------     ----------   ----------   ------------
Total Investment Income . . . . . . . . . . . . . .         --         8,889         37,744      594,702      1,248,997
Expenses:
 Mortality & expense risk . . . . . . . . . . . . .      3,655        27,267         81,170      183,472      1,860,369
                                                      --------      --------     ----------   ----------   ------------
Net investment income (loss). . . . . . . . . . . .     (3,655)      (18,378)       (43,426)     411,230       (611,372)
Realized gain (loss) on investments:
 Realized gains (losses) on sale of
  portfolio shares. . . . . . . . . . . . . . . . .    (11,419)      (34,743)        68,622      234,798    (23,087,796)
 Distributions received from realized capital gains
  of the underlying portfolio . . . . . . . . . . .     53,466       223,431        270,788      406,972        646,320
                                                      --------      --------     ----------   ----------   ------------
Realized gains (losses) . . . . . . . . . . . . . .     42,047       188,688        339,410      641,770    (22,441,476)
Change in unrealized appreciation (depreciation)
 during the year. . . . . . . . . . . . . . . . . .     36,587       553,916      1,440,701    2,708,015     48,812,039
                                                      --------      --------     ----------   ----------   ------------
Net increase in net assets resulting
 from operations. . . . . . . . . . . . . . . . . .   $ 74,979      $724,226     $1,736,685   $3,761,015   $ 25,759,191
                                                      ========      ========     ==========   ==========   ============


See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                               DECEMBER 31, 2003

                                                                     SHORT-TERM     SMALL CAP     INTERNATIONAL      EQUITY
                                                        MANAGED         BOND     EMERGING GROWTH  OPPORTUNITIES      INDEX
                                                       SUBACCOUNT    SUBACCOUNT    SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                      -------------  ----------  ---------------  -------------  --------------
Investment Income:
Distributions received from the net investment
 income of the underlying portfolio . . . . . . . .   $  5,297,690   $ 552,468     $    7,062      $   79,622     $   775,222
                                                      ------------   ---------     ----------      ----------     -----------
Total Investment Income . . . . . . . . . . . . . .      5,297,690     552,468          7,062          79,622         775,222
Expenses:
 Mortality & expense risk . . . . . . . . . . . . .      2,434,059     220,899         88,595          72,354         460,709
                                                      ------------   ---------     ----------      ----------     -----------
Net investment income (loss). . . . . . . . . . . .      2,863,631     331,569        (81,533)          7,268         314,513
Realized gain (loss) on investments:
 Realized gains (losses) on sale of
  portfolio shares. . . . . . . . . . . . . . . . .    (11,184,559)    188,058       (585,650)        218,038      (2,937,802)
 Distributions received from realized capital gains
  of the underlying portfolio . . . . . . . . . . .        712,833          --        975,712              --         166,921
                                                      ------------   ---------     ----------      ----------     -----------
Realized gains (losses) . . . . . . . . . . . . . .    (10,471,726)    188,058        390,062         218,038      (2,770,881)
Change in unrealized appreciation (depreciation)
 during the year. . . . . . . . . . . . . . . . . .     33,870,706    (324,049)     2,076,328       1,402,564       9,999,476
                                                      ------------   ---------     ----------      ----------     -----------
Net increase in net assets resulting from
 operations . . . . . . . . . . . . . . . . . . . .   $ 26,262,611   $ 195,578     $2,384,857      $1,627,870     $ 7,543,108
                                                      ============   =========     ==========      ==========     ===========


                                                                                    AIM V.I.
                                                                                 PREMIER EQUITY
                                                                                   SUBACCOUNT
                                                      HIGH YIELD    GLOBAL        PERIOD FROM       FIDELITY VIP II   FIDELITY VIP
                                                         BOND        BOND     APRIL 15, 2003(*) TO  CONTRAFUND (SC)   GROWTH (SC)
                                                      SUBACCOUNT  SUBACCOUNT     DEC. 31,  2003       SUBACCOUNT       SUBACCOUNT
                                                      ----------  ----------  --------------------  ---------------  --------------
Investment Income:
Distributions received from the net investment
 income of the underlying portfolio . . . . . . . .   $ 184,916   $  797,778        $     1            $  1,668         $   --
                                                      ---------   ----------        -------            --------         ------
Total Investment Income . . . . . . . . . . . . . .     184,916      797,778              1               1,668             --
Expenses:
 Mortality & expense risk . . . . . . . . . . . . .      37,019      235,899              9               2,591            102
                                                      ---------   ----------        -------            --------         ------
Net investment income (loss). . . . . . . . . . . .     147,897      561,879             (8)               (923)          (102)
Realized gain (loss) on investments:
 Realized gains (losses) on sale of
  portfolio shares. . . . . . . . . . . . . . . . .    (142,163)     487,092         (2,086)             75,313             33
 Distributions received from realized capital gains
  of the underlying portfolio . . . . . . . . . . .       8,985      278,840             --                  --             --
                                                      ---------   ----------        -------            --------         ------
Realized gains (losses) . . . . . . . . . . . . . .    (133,178)     765,932         (2,086)             75,313             33
Change in unrealized appreciation (depreciation)
 during the year. . . . . . . . . . . . . . . . . .     380,459      826,371              7              27,162          5,176
                                                      ---------   ----------        -------            --------         ------
Net increase (decrease) in net assets resulting
 from operations. . . . . . . . . . . . . . . . . .   $ 395,178   $2,154,182        $(2,087)           $101,552         $5,107
                                                      =========   ==========        =======            ========         ======


(*) Commencement of Operations.

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                               DECEMBER 31, 2003

                                                                                       MFS INVESTORS
                                                                                       GROWTH STOCK
                                                        JANUS ASPEN    JANUS ASPEN      SUBACCOUNT
                                                          GLOBAL        WORLDWIDE       PERIOD FROM
                                                      TECHNOLOGY (SC)  GROWTH (SC)   MAY 22, 2003 (*)
                                                        SUBACCOUNT     SUBACCOUNT    TO DEC. 31,  2003
                                                      ---------------  -----------  -------------------
Investment Income:
Distributions received from the net investment
 income of  the underlying portfolio. . . . . . . .      $    --        $   741           $   --
                                                         -------        -------           ------
Total Investment  Income. . . . . . . . . . . . . .           --            741               --
Expenses:
 Mortality & expense risk . . . . . . . . . . . . .          268          1,752               37
                                                         -------        -------           ------
Net investment (loss) . . . . . . . . . . . . . . .         (268)        (1,011)             (37)
Realized gain (loss) on investments:
 Realized gains on sale of portfolio shares . . . .       43,300         39,101               19
 Distributions received from realized capital gains
  of the underlying portfolio . . . . . . . . . . .           --             --               --
                                                         -------        -------           ------
Realized gains (losses) . . . . . . . . . . . . . .       43,300         39,101               19
Change in unrealized appreciation (depreciation)
 during the year. . . . . . . . . . . . . . . . . .          240            990             1070
                                                         -------        -------           ------
Net increase in net assets resulting from
 operations . . . . . . . . . . . . . . . . . . . .      $43,272        $39,080           $1,052
                                                         =======        =======           ======


(*) Commencement of Operations.

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                       STATEMENT OF CHANGES IN NET ASSETS

                        FOR THE YEARS ENDED DECEMBER 31,

                                                                         LARGE CAP GROWTH          FUNDAMENTAL GROWTH
                                                                            SUBACCOUNT                 SUBACCOUNT
                                                                    ---------------------------   ---------------------
                                                                        2003           2002         2003        2002
                                                                    ------------  -------------   ---------  ----------
Increase (decrease) in net assets from operations:
    Net investment (loss). . . . . . . . . . . . . . . . . . . . .  $   (502,653)  $   (794,973)  $ (5,149)   $  (6,917)
    Realized gains (losses). . . . . . . . . . . . . . . . . . . .   (11,632,138)   (19,023,455)    16,155     (185,341)
 Change in unrealized appreciation (depreciation) during
  the year . . . . . . . . . . . . . . . . . . . . . . . . . . . .    23,339,112     (4,562,597)    82,044       (8,202)
                                                                    ------------   ------------   --------    ---------
Net increase (decrease) in net assets resulting from operations. .    11,204,321    (24,381,025)    93,050     (200,460)
Contract transactions:
     Net payments received from contract owners. . . . . . . . . .       602,193      1,039,301      6,264       33,497
     Net transfers for contract benefits and terminations. . . . .    (6,550,614)   (11,094,249)   (33,416)     (24,695)
     Net transfers between subaccounts . . . . . . . . . . . . . .    (1,284,567)    (5,456,429)    71,936     (182,292)
                                                                    ------------   ------------   --------    ---------
Net increase (decrease) in net assets resulting from
 contract transactions . . . . . . . . . . . . . . . . . . . . . .    (7,232,988)   (15,511,377)    44,784     (173,490)
                                                                    ------------   ------------   --------    ---------
Total increase (decrease) in net assets. . . . . . . . . . . . . .     3,971,333    (39,892,402)   137,834     (373,950)
Net assets at the beginning of the year. . . . . . . . . . . . . .    52,473,971     92,366,373    306,766      680,716
                                                                    ------------   ------------   --------    ---------
Net assets at the end of the year. . . . . . . . . . . . . . . . .  $ 56,445,304   $ 52,473,971   $444,600    $ 306,766
                                                                    ============   ============   ========    =========


                                                                           ACTIVE BOND            EMERGING MARKETS EQUITY
                                                                            SUBACCOUNT                  SUBACCOUNT
                                                                    --------------------------   -------------------------
                                                                        2003          2002          2003          2002
                                                                    ------------  ------------   ----------   ------------
Increase (decrease) in net assets from operations:
    Net investment income (loss) . . . . . . . . . . . . . . . . .  $ 1,659,552   $  2,197,392   $   16,820    $   (32,828)
    Realized gains (losses). . . . . . . . . . . . . . . . . . . .    1,147,087       (469,203)     391,525        147,731
 Change in unrealized appreciation (depreciation) during
  the year . . . . . . . . . . . . . . . . . . . . . . . . . . . .      (92,815)     1,495,846    1,037,418       (163,722)
                                                                    -----------   ------------   ----------    -----------
Net increase (decrease) in net assets resulting from operations. .    2,713,824      3,224,035    1,445,763        (48,819)
Contract transactions:
     Net payments received from contract owners. . . . . . . . . .      477,952        395,043       23,580       (218,788)
     Net transfers for contract benefits and terminations. . . . .   (8,898,142)   (10,569,893)    (400,572)    (1,116,074)
     Net transfers between subaccounts . . . . . . . . . . . . . .     (670,995)     3,036,145      870,093      1,091,210
                                                                    -----------   ------------   ----------    -----------
Net increase (decrease) in net assets resulting from
 contract transactions . . . . . . . . . . . . . . . . . . . . . .   (9,091,185)    (7,138,705)     493,101       (243,652)
                                                                    -----------   ------------   ----------    -----------
Total increase (decrease) in net assets. . . . . . . . . . . . . .   (6,377,361)    (3,914,670)   1,938,864       (292,471)
Net assets at the beginning of the year. . . . . . . . . . . . . .   58,503,348     62,418,018    2,322,870      2,615,341
                                                                    -----------   ------------   ----------    -----------
Net assets at the end of the year. . . . . . . . . . . . . . . . .  $52,125,987   $ 58,503,348   $4,261,734    $ 2,322,870
                                                                    ===========   ============   ==========    ===========


See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                        FOR THE YEARS ENDED DECEMBER 31,

                                                                                                   INTERNATIONAL
                                                                    FINANCIAL INDUSTRIES           EQUITY INDEX
                                                                         SUBACCOUNT                 SUBACCOUNT
                                                                    ---------------------  ---------------------------
                                                                       2003        2002         2003           2002
                                                                    ----------  ---------  ------------   ------------
Increase (decrease) in net assets from operations:
    Net investment income (loss) . . . . . . . . . . . . . . . . .  $   455     $    27    $    80,321    $    28,042
    Realized gains (losses). . . . . . . . . . . . . . . . . . . .    (3,130)     (2,594)      (778,167)    (1,091,112)
 Change in unrealized appreciation (depreciation) during
  the year . . . . . . . . . . . . . . . . . . . . . . . . . . . .       601        (373)     3,229,685       (431,159)
                                                                     -------     -------    -----------    -----------
Net increase (decrease) in net assets resulting from operations. .    (2,074)     (2,940)     2,531,839     (1,494,229)
Contract transactions:
     Net payments received from contract owners. . . . . . . . . .       193          24        170,984        155,939
     Net transfers for contract benefits and terminations. . . . .       (99)       (359)    (1,116,696)    (1,559,033)
     Net transfers between subaccounts . .                             6,509       8,139        (44,524)      (323,508)
                                                                     -------     -------    -----------    -----------
Net increase (decrease) in net assets resulting from
 contract transactions . . . . . . . . . . . . . . . . . . . . . .     6,603       7,804       (990,236)    (1,726,602)
                                                                     -------     -------    -----------    -----------
Total increase (decrease) in net assets. . . . . . . . . . . . . .     4,529       4,864      1,541,603     (3,220,831)
Net assets at the beginning of the year. . . . . . . . . . . . . .     5,200         336      7,061,557     10,282,388
                                                                     -------     -------    -----------    -----------
Net assets at the end of the year. . . . . . . . . . . . . . . . .   $ 9,729     $ 5,200    $ 8,603,160    $ 7,061,557
                                                                     =======     =======    ===========    ===========


                                                                          SMALL CAP GROWTH            OVERSEAS EQUITY
                                                                              SUBACCOUNT                 SUBACCOUNT
                                                                    --------------------------   ------------------------
                                                                       2003           2002          2003          2002
                                                                    ------------  ------------   -----------   ----------
Increase (decrease) in net assets from operations:
    Net investment income (loss) . . . . . . . . . . . . . . . . .  $  (220,486)  $   (284,294)  $   62,516    $   (3,723)
    Realized losses. . . . . . . . . . . . . . . . . . . . . . . .   (3,329,471)    (8,266,493)     (17,137)     (145,906)
 Change in unrealized appreciation (depreciation) during
  the year . . . . . . . . . . . . . . . . . . . . . . . . . . . .    7,070,629        875,749      652,794       (23,420)
                                                                    -----------   ------------   ----------    ----------
Net increase (decrease) in net assets resulting from operations. .    3,520,672     (7,675,038)     698,173      (173,049)
Contract transactions:
     Net payments received from contract owners. . . . . . . . . .      211,362        344,142       15,437        19,067
     Net transfers for contract benefits and terminations. . . . .   (1,631,812)    (3,053,995)    (240,478)     (299,704)
     Net transfers between subaccounts . . . . . . . . . . . . . .     (414,608)    (1,535,156)     219,759       (98,359)
                                                                    -----------   ------------   ----------    ----------
Net decrease in net assets resulting from
 contract transactions . . . . . . . . . . . . . . . . . . . . . .   (1,835,058)    (4,245,009)      (5,282)     (378,996)
                                                                    -----------   ------------   ----------    ----------
Total increase (decrease) in net assets. . . . . . . . . . . . . .    1,685,614    (11,920,047)     692,891      (552,045)
Net assets at the beginning of the year. . . . . . . . . . . . . .   14,811,172     26,731,219    1,911,520     2,463,565
                                                                    -----------   ------------   ----------    ----------
Net assets at the end of the year. . . . . . . . . . . . . . . . .  $16,496,786   $ 14,811,172   $2,604,411    $1,911,520
                                                                    ===========   ============   ==========    ==========


See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                        FOR THE YEARS ENDED DECEMBER 31,

                                                                          EARNINGS GROWTH              LARGE CAP VALUE
                                                                            SUBACCOUNT                    SUBACCOUNT
                                                                    ---------------------------   ---------------------------
                                                                        2003           2002          2003            2002
                                                                    -------------  ------------   ------------  -------------
Increase (decrease) in net assets from operations:
    Net investment income (loss) . . . . . . . . . . . . . . . . .  $   (288,845)  $   (391,085)  $   126,859    $     49,970
    Realized (losses)                                                (12,909,072)   (22,705,744)     (827,009)       (330,902)
 Change in unrealized appreciation (depreciation) during
  the year . . . . . . . . . . . . . . . . . . . . . . . . . . . .    17,502,841     10,988,714     6,723,545      (5,192,494)
                                                                    ------------   ------------   -----------    ------------
Net increase (decrease) in net assets resulting from
 operations. . . . . . . . . . . . . . . . . . . . . . . . . . . .     4,304,924    (12,108,115)    6,023,395      (5,473,426)
Contract transactions:
     Net payments received from contract owners. . . . . . . . . .       454,271        311,286       270,323         404,563
     Net transfers for contract benefits and terminations. . . . .    (2,163,249)    (4,121,586)   (4,009,630)     (5,370,647)
     Net transfers between subaccounts.                                 (795,821)    (2,711,622)      111,742        (518,140)
                                                                    ------------   ------------   -----------    ------------
Net (decrease) in net assets resulting from
 contract transactions . . . . . . . . . . . . . . . . . . . . . .    (2,504,799)    (6,521,922)   (3,627,565)     (5,484,224)
                                                                    ------------   ------------   -----------    ------------
Total increase (decrease) in net assets. . . . . . . . . . . . . .     1,800,125    (18,630,037)    2,395,830     (10,957,650)
Net assets at the beginning of the year. . . . . . . . . . . . . .    20,392,966     39,023,003    28,542,384      39,500,034
                                                                    ------------   ------------   -----------    ------------
Net assets at the end of the year. . . . . . . . . . . . . . . . .  $ 22,193,091   $ 20,392,966   $30,938,214    $ 28,542,384
                                                                    ============   ============   ===========    ============


                                                                    LARGE CAP VALUE CORE        FUNDAMENTAL VALUE
                                                                         SUBACCOUNT                SUBACCOUNT
                                                                    ---------------------  --------------------------
                                                                      2003        2002         2003          2002
                                                                    ---------  ----------  ------------  ------------
Increase (decrease) in net assets from operations:
    Net investment (loss). . . . . . . . . . . . . . . . . . . . .  $   (326)  $  (1,277)  $    (5,621)   $   (36,489)
    Realized gains (losses). . . . . . . . . . . . . . . . . . . .    13,969      (9,261)     (315,070)      (654,411)
 Change in unrealized appreciation (depreciation) during
  the year . . . . . . . . . . . . . . . . . . . . . . . . . . . .   135,301     (81,391)    3,671,101     (3,027,625)
                                                                    --------   ---------   -----------    -----------
Net increase (decrease) in net assets resulting from
 operations. . . . . . . . . . . . . . . . . . . . . . . . . . . .   148,944     (91,929)    3,350,410     (3,718,525)
Contract transactions:
     Net payments received from contract owners. . . . . . . . . .     7,010       4,431       102,048        185,722
     Net transfers for contract benefits and terminations. . . . .   (72,819)    (83,507)   (1,630,538)    (2,875,866)
     Net transfers between subaccounts . . . . . . . . . . . . . .   165,502     (65,405)     (171,150)    (1,450,353)
                                                                    --------   ---------   -----------    -----------
Net increase (decrease) in net assets resulting from
 contract transactions . . . . . . . . . . . . . . . . . . . . . .    99,693    (144,481)   (1,699,640)    (4,140,497)
                                                                    --------   ---------   -----------    -----------
Total increase (decrease) in net assets. . . . . . . . . . . . . .   248,637    (236,410)    1,650,770     (7,859,022)
Net assets at the beginning of the year. . . . . . . . . . . . . .   439,926     676,336    13,605,299     21,464,321
                                                                    --------   ---------   -----------    -----------
Net assets at the end of the year. . . . . . . . . . . . . . . . .  $688,563   $ 439,926   $15,256,069    $13,605,299
                                                                    ========   =========   ===========    ===========


See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                        FOR THE YEARS ENDED DECEMBER 31,

                                                                                 MONEY MARKET              SMALL/MID CAP GROWTH
                                                                                  SUBACCOUNT                    SUBACCOUNT
                                                                          ---------------------------   ----------------------------
                                                                              2003           2002          2003            2002
                                                                          -------------  ------------   ------------  --------------
Increase (decrease) in net assets from operations:
    Net investment income (loss). . . . . . . . . . . . . . . . . . . .   $   (187,878)  $     68,245   $  (343,060)   $   (371,763)
    Realized gains (losses) . . . . . . . . . . . . . . . . . . . . . .             --             --       991,922      (1,310,965)
    Change in unrealized appreciation (depreciation)
      during the year . . . . . . . . . . . . . . . . . . . . . . . . .             --             --     7,931,993      (4,826,274)
                                                                          ------------   ------------   -----------    ------------
Net increase (decrease) in net assets resulting from operations . . . .       (187,878)        68,245     8,580,855      (6,509,002)
Contract transactions:
     Net payments received from contract owners . . . . . . . . . . . .      7,196,391     28,485,168       203,770         290,620
     Net transfers for contract benefits and terminations . . . . . . .    (42,403,874)   (32,491,683)   (3,322,838)     (3,512,911)
     Net transfers between subaccounts. . . . . . . . . . . . . . . . .     (2,998,912)     6,954,037     1,431,104        (795,286)
                                                                          ------------   ------------   -----------    ------------
Net increase (decrease) in net assets resulting from
    contract transactions . . . . . . . . . . . . . . . . . . . . . . .    (38,206,395)     2,947,522    (1,687,964)     (4,017,577)
                                                                          ------------   ------------   -----------    ------------
Total increase (decrease) in net assets . . . . . . . . . . . . . . . .    (38,394,273)     3,015,767     6,892,891     (10,526,579)
Net assets at the beginning of the year . . . . . . . . . . . . . . . .     74,753,992     71,738,225    20,521,509      31,048,088
                                                                          ------------   ------------   -----------    ------------
Net assets at the end of the year . . . . . . . . . . . . . . . . . . .   $ 36,359,719   $ 74,753,992   $27,414,400    $ 20,521,509
                                                                          ============   ============   ===========    ============


                                                                                  BOND INDEX          LARGE CAP GROWTH B
                                                                                  SUBACCOUNT              SUBACCOUNT
                                                                           ------------------------   --------------------
                                                                               2003          2002        2003        2002
                                                                           ------------  ----------   ---------  ---------
Increase (decrease) in net assets from operations:
    Net investment income (loss). . . . . . . . . . . . . . . . . . . .    $   220,426   $  162,984   $ (3,655)   $ (3,608)
    Realized gains (losses) . . . . . . . . . . . . . . . . . . . . . .         89,898       31,950     42,047     (59,904)
    Change in unrealized appreciation (depreciation)
      during the year . . . . . . . . . . . . . . . . . . . . . . . . .       (171,234)     147,820     36,587     (28,638)
                                                                           -----------   ----------   --------    --------
Net increase (decrease) in net assets resulting from operations . . . .        139,090      342,754     74,979     (92,150)
Contract transactions:
     Net payments received from contract owners . . . . . . . . . . . .        139,090      342,754     74,979     (92,150)
     Net transfers for contract benefits and terminations . . . . . . .        109,464       86,631      6,667       2,893
     Net transfers between subaccounts. . . . . . . . . . . . . . . . .     (1,031,979)    (781,530)   (43,924)    (37,516)
                                                                           -----------   ----------   --------    --------
Net increase (decrease) in net assets resulting from
    contract transactions . . . . . . . . . . . . . . . . . . . . . . .       (754,260)   2,874,564    143,919      22,296
                                                                           -----------   ----------   --------    --------
Total increase (decrease) in net assets . . . . . . . . . . . . . . . .       (615,170)   3,217,318    218,898     (69,854)
Net assets at the beginning of the year . . . . . . . . . . . . . . . .      6,361,959    3,144,641    196,719     266,573
                                                                           -----------   ----------   --------    --------
Net assets at the end of the year . . . . . . . . . . . . . . . . . . .    $ 5,746,789   $6,361,959   $415,617    $196,719
                                                                           ===========   ==========   ========    ========


See accompanying notes.

                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                        FOR THE YEARS ENDED DECEMBER 31,

                                                                             SMALL/MID CAP CORE          SMALL CAP VALUE
                                                                                 SUBACCOUNT                 SUBACCOUNT
                                                                           -----------------------   ------------------------
                                                                              2003         2002         2003          2002
                                                                           -----------  ----------   -----------  -------------
Increase (decrease) in net assets from operations:
    Net investment (loss) . . . . . . . . . . . . . . . . . . . . . . .    $  (18,378)  $  (13,801)  $  (43,426)   $  (53,012)
    Realized gains (losses) . . . . . . . . . . . . . . . . . . . . . .       188,688      (46,704)     339,410       359,506
    Change in unrealized appreciation (depreciation) during the
     year . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       553,916     (237,666)   1,440,701      (950,124)
                                                                           ----------   ----------   ----------    ----------
Net increase (decrease) in net assets resulting from operations . . . .       724,226     (298,171)   1,736,685      (643,630)
Contract transactions:
     Net payments received from contract owners . . . . . . . . . . . .        23,335       18,692       94,727       108,096
     Net transfers for contract benefits and terminations . . . . . . .      (271,166)    (190,447)    (648,695)     (713,931)
     Net transfers between subaccounts. . . . . . . . . . . . . . . . .       587,928      686,619      825,605       513,771
                                                                           ----------   ----------   ----------    ----------
Net increase (decrease) in net assets resulting from contract
  transactions. . . . . . . . . . . . . . . . . . . . . . . . . . . . .       340,097      514,864      271,637       (92,064)
                                                                           ----------   ----------   ----------    ----------
Total increase (decrease) in net assets . . . . . . . . . . . . . . . .     1,064,323      216,693    2,008,322      (735,694)
Net assets at the beginning of the year . . . . . . . . . . . . . . . .     1,636,579    1,419,886    5,186,553     5,922,247
                                                                           ----------   ----------   ----------    ----------
Net assets at the end of the year . . . . . . . . . . . . . . . . . . .    $2,700,902   $1,636,579   $7,194,875    $5,186,553
                                                                           ==========   ==========   ==========    ==========

                                                                               REAL ESTATE EQUITY            GROWTH & INCOME
                                                                                   SUBACCOUNT                   SUBACCOUNT
                                                                           -------------------------   ----------------------------
                                                                               2003          2002           2003            2002
                                                                           ------------  -----------   ------------   -------------
Increase (decrease) in net assets from operations:
    Net investment income (loss). . . . . . . . . . . . . . . . . . . .    $   411,230   $   383,016   $   (611,372)   $ (1,219,914)
    Realized gains (losses) . . . . . . . . . . . . . . . . . . . . . .        641,770       543,022    (22,441,476)    (32,169,579)
    Change in unrealized appreciation (depreciation) during the
     year . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      2,708,015      (999,861)    48,812,039     (10,205,288)
                                                                           -----------   -----------   ------------    ------------
Net increase (decrease) in net assets resulting from operations . . . .      3,761,015       (73,823)    25,759,191     (43,594,781)
Contract transactions:
     Net payments received from contract owners . . . . . . . . . . . .        152,807       121,297      1,424,732       2,117,895
     Net transfers for contract benefits and terminations . . . . . . .     (1,556,467)   (1,766,885)   (16,315,417)    (25,045,146)
     Net transfers between subaccounts. . . . . . . . . . . . . . . . .        429,070     1,119,182     (2,289,695)     10,254,289
                                                                           -----------   -----------   ------------    ------------
Net increase (decrease) in net assets resulting from contract
  transactions. . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (974,590)     (526,406)   (17,180,380)    (33,181,540)
                                                                           -----------   -----------   ------------    ------------
Total increase (decrease) in net assets . . . . . . . . . . . . . . . .      2,786,425      (600,229)     8,578,811     (76,776,321)
Net assets at the beginning of the year . . . . . . . . . . . . . . . .     11,682,483    12,282,712    127,200,032     203,976,353
                                                                           -----------   -----------   ------------    ------------
Net assets at the end of the year . . . . . . . . . . . . . . . . . . .    $14,468,908   $11,682,483   $135,778,843    $127,200,032
                                                                           ===========   ===========   ============    ============

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                        FOR THE YEARS ENDED DECEMBER 31,

                                                                                   MANAGED                  SHORT-TERM BOND
                                                                                  SUBACCOUNT                   SUBACCOUNT
                                                                           ---------------------------   --------------------------
                                                                               2003           2002          2003            2002
                                                                           -------------  -------------  ------------  ------------
Increase (decrease) in net assets from operations:
    Net investment income . . . . . . . . . . . . . . . . . . . . . . .    $  2,863,631   $    592,036   $   331,569    $   405,948
    Realized gains (losses) . . . . . . . . . . . . . . . . . . . . . .     (10,471,726)   (16,550,994)      188,058        127,353
    Change in unrealized appreciation (depreciation)
      during the year . . . . . . . . . . . . . . . . . . . . . . . . .      33,870,706    (17,578,205)     (324,049)        51,390
                                                                           ------------   ------------   -----------    -----------
Net increase (decrease) in net assets resulting from operations . . . .      26,262,611    (33,537,163)      195,578        584,691
Contract transactions:
     Net payments received from contract owners . . . . . . . . . . . .       1,349,727      1,635,003       185,805        194,526
     Net transfers for contract benefits and terminations . . . . . . .     (26,263,654)   (38,162,389)   (2,554,379)    (2,985,352)
     Net transfers between subaccounts. . . . . . . . . . . . . . . . .      (1,970,361)   (11,003,058)      153,862      2,685,361
                                                                           ------------   ------------   -----------    -----------
Net (decrease) in net assets resulting from contract transactions . . .     (26,884,288)   (47,530,444)   (2,214,712)      (105,465)
                                                                           ------------   ------------   -----------    -----------
Total increase (decrease) in net assets . . . . . . . . . . . . . . . .        (621,677)   (81,067,607)   (2,019,134)       479,226
Net assets at the beginning of the year . . . . . . . . . . . . . . . .     170,981,090    252,048,697    15,574,187     15,094,961
                                                                           ------------   ------------   -----------    -----------
Net assets at the end of the year . . . . . . . . . . . . . . . . . . .    $170,359,413   $170,981,090   $13,555,053    $15,574,187
                                                                           ============   ============   ===========    ===========



                                                                           SMALL CAP EMERGING GROWTH   INTERNATIONAL OPPORTUNITIES
                                                                                  SUBACCOUNT                    SUBACCOUNT
                                                                           -------------------------   ----------------------------
                                                                               2003          2002           2003            2002
                                                                           ------------  -----------   -------------  -------------
Increase (decrease) in net assets from operations:
    Net investment income (loss). . . . . . . . . . . . . . . . . . . .    $  (81,533)   $   (93,497)   $     7,268     $   (50,089)
    Realized gains (losses) . . . . . . . . . . . . . . . . . . . . . .       390,062       (971,452)       218,038         661,033
    Change in unrealized appreciation (depreciation)
      during the year . . . . . . . . . . . . . . . . . . . . . . . . .     2,076,328     (1,488,809)     1,402,564      (1,061,208)
                                                                           ----------    -----------    -----------     -----------
Net increase (decrease) in net assets resulting from operations . . . .     2,384,857     (2,553,758)     1,627,870        (450,264)
Contract transactions:
     Net payments received from contract owners . . . . . . . . . . . .        78,915        122,055        153,628        (220,911)
     Net transfers for contract benefits and terminations . . . . . . .      (720,678)    (1,295,278)      (483,262)     (2,077,084)
     Net transfers between subaccounts. . . . . . . . . . . . . . . . .        91,898       (285,407)      (878,377)        (18,534)
                                                                           ----------    -----------    -----------     -----------
Net (decrease) in net assets resulting from contract transactions . . .      (549,865)    (1,458,630)    (1,208,011)     (2,316,529)
                                                                           ----------    -----------    -----------     -----------
Total increase (decrease) in net assets . . . . . . . . . . . . . . . .     1,834,992     (4,012,388)       419,859      (2,766,793)
Net assets at the beginning of the year . . . . . . . . . . . . . . . .     5,545,812      9,558,200      5,157,982       7,924,775
                                                                           ----------    -----------    -----------     -----------
Net assets at the end of the year . . . . . . . . . . . . . . . . . . .    $7,380,804    $ 5,545,812    $ 5,577,841     $ 5,157,982
                                                                           ==========    ===========    ===========     ===========


See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                        FOR THE YEARS ENDED DECEMBER 31,

                                                                                  EQUITY INDEX              HIGH YIELD BOND
                                                                                   SUBACCOUNT                 SUBACCOUNT
                                                                           --------------------------   ------------------------
                                                                               2003           2002          2003          2002
                                                                           ------------  ------------   -----------  -------------
Increase (decrease) in net assets from operations:
    Net investment income . . . . . . . . . . . . . . . . . . . . . . .    $   314,513   $    (36,036)  $  147,897    $  181,606
    Realized (losses) . . . . . . . . . . . . . . . . . . . . . . . . .     (2,770,881)    (4,865,552)    (133,178)     (227,196)
    Change in unrealized appreciation (depreciation)
      during the year . . . . . . . . . . . . . . . . . . . . . . . . .      9,999,476     (5,885,302)     380,459       (80,664)
                                                                           -----------   ------------   ----------    ----------
Net increase (decrease) in net assets resulting from operations . . . .      7,543,108    (10,786,890)     395,178      (126,254)
Contract transactions:
     Net payments received from contract owners . . . . . . . . . . . .        363,163        521,342      413,441        35,386
     Net transfers for contract benefits and terminations . . . . . . .     (3,629,904)    (5,442,665)    (662,428)     (542,100)
     Net transfers between subaccounts. . . . . . . . . . . . . . . . .        287,504     (3,027,672)     798,406       899,566
                                                                           -----------   ------------   ----------    ----------
Net increase (decrease) in net assets resulting from
    contract transactions . . . . . . . . . . . . . . . . . . . . . . .     (2,979,237)    (7,948,995)     549,419       392,852
                                                                           -----------   ------------   ----------    ----------
Total increase (decrease) in net assets . . . . . . . . . . . . . . . .      4,563,871    (18,735,885)     944,597       266,598
Net assets at the beginning of the year . . . . . . . . . . . . . . . .     31,030,422     49,766,307    2,530,090     2,263,492
                                                                           -----------   ------------   ----------    ----------
Net assets at the end of the year . . . . . . . . . . . . . . . . . . .    $35,594,293   $ 31,030,422   $3,474,687    $2,530,090
                                                                           ===========   ============   ==========    ==========



                                                                                                               AIM V.I.
                                                                                 GLOBAL BOND                PREMIER EQUITY
                                                                                  SUBACCOUNT               SUBACCOUNT PERIOD
                                                                           -------------------------    FROM APRIL 15, 2003 (*)
                                                                               2003          2002           TO DEC. 31, 2003
                                                                           ------------  -----------   --------------------------
Increase (decrease) in net assets from operations:
    Net investment income (losses). . . . . . . . . . . . . . . . . . .    $   561,879   $   372,556            $    (8)
    Realized gains (losses) . . . . . . . . . . . . . . . . . . . . . .        765,932        62,348             (2,086)
    Change in unrealized appreciation (depreciation)
      during the year . . . . . . . . . . . . . . . . . . . . . . . . .        826,371     1,758,629                  7
                                                                           -----------   -----------            -------
Net increase (decrease) in net assets resulting from operations . . . .      2,154,182     2,193,533             (2,087)
Contract transactions:
     Net payments received from contract owners . . . . . . . . . . . .        108,818       163,434                 --
     Net transfers for contract benefits and terminations . . . . . . .     (2,208,068)   (2,830,160)                (1)
     Net transfers between subaccounts. . . . . . . . . . . . . . . . .        363,991     1,995,754              2,276
                                                                           -----------   -----------            -------
Net increase (decrease) in net assets resulting from
    contract transactions . . . . . . . . . . . . . . . . . . . . . . .     (1,735,259)     (670,972)             2,275
                                                                           -----------   -----------            -------
Total increase in net assets. . . . . . . . . . . . . . . . . . . . . .        418,923     1,522,561                188
Net assets at the beginning of the year . . . . . . . . . . . . . . . .     15,543,282    14,020,721                  0
                                                                           -----------   -----------            -------
Net assets at the end of the year . . . . . . . . . . . . . . . . . . .    $15,962,205   $15,543,282            $   188
                                                                           ===========   ===========            =======


(*) Commencement of Operations.

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           FIDELITY VIP GROWTH (SC)  FIDELITY VIP II CONTRAFUND (SC)
                                                                                 SUBACCOUNT                  SUBACCOUNT
                                                                          -------------------------- -------------------------------
                                                                                      PERIOD FROM
                                                                                     MAY 24, 2002(*)
                                                                           2003     TO DEC. 31, 2002      2003              2002
                                                                          --------  ---------------- ------------      -------------
Increase (decrease) in net assets from operations:
    Net investment (loss) . . . . . . . . . . . . . . . . . . . . . . .   $  (102)       $ (1)          $   (923)         $    (77)
    Realized gains (losses) . . . . . . . . . . . . . . . . . . . . . .        33         (11)            75,313             1,472
    Change in unrealized appreciation (depreciation)
      during the year . . . . . . . . . . . . . . . . . . . . . . . . .     5,176         (16)            27,162                59
                                                                          -------        ----           --------          --------
Net increase (decrease) in net assets resulting from operations . . . .     5,107         (28)           101,552             1,454
Contract transactions:
     Net payments received from contract owners . . . . . . . . . . . .        --          --             12,512            39,097
     Net transfers for contract benefits and terminations . . . . . . .       (94)         --            (61,134)             (561)
     Net transfers between subaccounts. . . . . . . . . . . . . . . . .    20,668         631            104,948           195,106
                                                                          -------        ----           --------          --------
Net increase in net assets resulting from contract transactions . . . .    20,574         631             56,326           233,642
                                                                          -------        ----           --------          --------
Total increase in net assets. . . . . . . . . . . . . . . . . . . . . .    25,681         603            157,878           235,096
Net assets at the beginning of the year . . . . . . . . . . . . . . . .       603          --            235,608               512
                                                                          -------        ----           --------          --------
Net assets at the end of the year . . . . . . . . . . . . . . . . . . .   $26,284        $603           $393,486          $235,608
                                                                          =======        ====           ========          ========


                                                                                JANUS ASPEN              JANUS ASPEN
                                                                           GLOBAL TECHNOLOGY (SC)   WORLDWIDE GROWTH (SC)
                                                                                SUBACCOUNT               SUBACCOUNT
                                                                          -----------------------  -----------------------
                                                                             2003        2002         2003         2002
                                                                          ----------  -----------  ----------  -----------
Increase (decrease) in net assets from operations:
    Net investment (loss) . . . . . . . . . . . . . . . . . . . . . . .   $   (268)   $    (809)   $ (1,011)    $    (126)
    Realized gains (losses) . . . . . . . . . . . . . . . . . . . . . .     43,300      (20,840)     39,101       145,853
    Change in unrealized appreciation (depreciation)
      during the year . . . . . . . . . . . . . . . . . . . . . . . . .        240         (274)        990        (2,866)
                                                                          --------    ---------    --------     ---------
Net increase (decrease) in net assets resulting from operations . . . .     43,272      (21,923)     39,080       142,861
Contract transactions:
     Net payments received from contract owners . . . . . . . . . . . .     (1,368)    (207,644)      5,230      (394,592)
     Net transfers for contract benefits and terminations . . . . . . .    (11,802)    (221,149)    (53,057)     (700,760)
     Net transfers between subaccounts. . . . . . . . . . . . . . . . .    (24,588)     455,506       5,639       394,543
                                                                          --------    ---------    --------     ---------
Net increase (decrease) in net assets resulting from
    contract transactions . . . . . . . . . . . . . . . . . . . . . . .    (37,758)      26,713     (42,188)     (700,809)
                                                                          --------    ---------    --------     ---------
Total increase (decrease) in net assets . . . . . . . . . . . . . . . .      5,514        4,790      (3,108)     (557,948)
Net assets at the beginning of the year . . . . . . . . . . . . . . . .      5,104          314      12,845       570,793
                                                                          --------    ---------    --------     ---------
Net assets at the end of the year . . . . . . . . . . . . . . . . . . .   $ 10,618    $   5,104    $  9,737     $  12,845
                                                                          ========    =========    ========     =========


(*) Commencement of Operations.

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                        FOR THE YEARS ENDED DECEMBER 31,

                                                               MFS INVESTORS
                                                                GROWTH STOCK
                                                             SUBACCOUNT PERIOD
                                                           FROM MAY 22, 2003 (*)
                                                              TO DEC. 31, 2003
                                                           ---------------------
Increase (decrease) in net assets from operations:
    Net investment (loss). . . . . . . . . . . . . . . .          $   (37)
    Realized gains (losses). . . . . . . . . . . . . . .               19
    Change in unrealized appreciation (depreciation)
     during the year . . . . . . . . . . . . . . . . . .            1,070
                                                                  -------
Net increase in net assets resulting from operations . .            1,052
Contract transactions:
    Net payments received from contract owners . . . . .               --
    Net transfers for contract benefits and
     terminations. . . . . . . . . . . . . . . . . . . .              (30)
    Net transfers between subaccounts. . . . . . . . . .           14,515
                                                                  -------
Net increase in net assets resulting from contract
    transactions . . . . . . . . . . . . . . . . . . . .           14,485
                                                                  -------
Total increase in net assets . . . . . . . . . . . . . .           15,537
Net assets at the beginning of the year. . . . . . . . .                0
                                                                  -------
Net assets at the end of the year. . . . . . . . . . . .          $15,537
                                                                  =======

(*) Commencement of Operations.

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 2003


1.  ORGANIZATION

John Hancock Variable Annuity Account I (the Account) is a separate investment account of John Hancock Variable Life Insurance Company (JHVLICO or John Hancock). The Account was formed to fund variable annuity contracts (Contracts) issued by JHVLICO. Currently, the Account funds the Independence Preferred, Independence 2000, Marketplace Variable Annuity, and eVariable Annuity Contracts. The Account is operated as a unit investment trust registered under the Investment Company Act of 1940, as amended, and currently consists of thirty-three sub-accounts. The assets of each sub-account are invested exclusively in shares of a corresponding Portfolio of John Hancock Variable Series Trust I (the Trust) or of other Outside Investment Trusts (Outside Trusts). New sub-accounts may be added as new Portfolios are added to the Trust, or to the Outside Trusts, or as other investment options are developed and made available to contract owners. The thirty-three Portfolios of the Trust and the Outside Trusts, which are currently available are the Large Cap Growth, Fundamental Growth, Active Bond, Emerging Markets Equity, Financial Industries, International Equity Index, Small Cap Growth, Overseas Equity (formerly Global Balanced), Earnings Growth (formerly Multi Cap Growth), Large Cap Value, Large Cap Value CORE, Fundamental Value, Money Market, Small/Mid Cap Growth, Bond Index, Large Cap Growth B (formerly Large Cap Aggressive Growth), Small/Mid Cap CORE, Small Cap Value, Real Estate Equity, Growth & Income, Managed, Short-Term Bond, Small Cap Emerging Growth (formerly Small Cap Equity), International Opportunities, Equity Index, High Yield Bond, Global Bond, AIM V.I. Premier Equity, Fidelity VIP II Contrafund (SC), Fidelity VIP Growth (SC), Janus Aspen Global Technology, Janus Aspen Worldwide Growth and MFS Investors Growth Stock Series Sub-accounts. Each Portfolio has a different investment objective.

The assets of the Account are the property of JHVLICO. The portion of the Account's assets applicable to the Contracts may not be charged with liabilities arising out of any other business JHVLICO may conduct.

2.  SIGNIFICANT ACCOUNTING POLICIES

ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

VALUATION OF INVESTMENTS

Investment in shares of the Trust and of the Outside Trusts are valued at the reported net asset values of the respective underlying Portfolios. Investment transactions are recorded on the trade date. Realized gains and losses on sales of respective Portfolio shares are determined on the basis of identified cost. Income from dividends, and gains from realized gain distributions, are recorded on the ex-distribution date.

NET ASSETS IN PAYOUT (ANNUITIZATION) PERIOD

A small portion of net assets is allocated to annuity policies in the payout period. The liability for these policies is calculated using mortality assumptions and an assumed interest rate. For any particular policy, the mortality assumption may be based on the Annuity 2000 Table, the 1983a Individual Annuity Mortality Table, the 1971 Individual Annuity Mortality Table (modified), or the Annuity Mortality Table for 1949 (modified). The assumed interest rate is 3.5%, unless the annuitant elects otherwise, in which case the rate may be 5.0% or 6.0%, as regulated by the laws of the respective states.
 The mortality risk is borne entirely by JHVLICO and may result in additional amounts being transferred into the variable annuity account by JHVLICO to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                               DECEMBER 31, 2003


2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FEDERAL INCOME TAXES

The operations of the Account are included in the federal income tax return of JHVLICO, which is taxed as a life insurance company under the Internal Revenue Code. JHVLICO has the right to charge the Account any federal income taxes, or provision for federal income taxes, attributable to the operations of the Account or to the Contracts funded in the Account. Currently, JHVLICO does not make a charge for income or other taxes. Charges for state and local taxes, if any, attributable to the Account may also be made.

EXPENSES

JHVLICO assumes mortality and expense risks of the Contracts and provides administrative services to the Account for which net asset charges are deducted at an annual rate of 1.50%, 1.00%, 1.40% and 0.65% of net assets of the Independence Preferred, Marketplace Variable Annuity, Independence 2000, and eVariable Contracts, respectively.

JHVLICO makes certain other deductions from contract owner payments for premium taxes, guaranteed minimum death benefit, sales charges on purchases and the surrender fee and annual contract fee, which are accounted for as a reduction of net assets resulting from contract owner transaction

AMOUNTS RECEIVABLE/PAYABLE

Receivables/Payables to/from Portfolios/JHVLICO are due to unsettled contract transactions (net of asset-based charges) and/ or subsequent/preceding purchases/sales of the respective Portfolios' shares. The amounts are due to/from either the respective Portfolio and/or John Hancock Variable Life Insurance Company for the benefit of contract owners. There are no unsettled policy transactions at December 31, 2003.

3.  TRANSACTION WITH AFFILIATES

John Hancock acts as the distributor, principal underwriter and investment advisor for the Trust. Certain officers of the Account are officers and directors of JHVLICO or the Trust.

4.  DETAILS OF INVESTMENTS

The details of the shares owned and cost and value of investments in the Subaccounts of the Trust and of the Outside Trusts at December 31, 2003 were as follows:

SUBACCOUNT                                                                     SHARES OWNED     COST          VALUE
----------                                                                     ------------  -----------  -------------
Large Cap Growth . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4,044,135    $88,097,593   $56,445,304
Fundamental Growth . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       62,334        459,545       444,600
Active Bond. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5,407,151     51,258,136    52,125,987
Emerging Markets Equity. . . . . . . . . . . . . . . . . . . . . . . . . . .      478,611      3,459,822     4,261,734
Financial Industries . . . . . . . . . . . . . . . . . . . . . . . . . . . .          677          9,410         9,729
International Equity Index . . . . . . . . . . . . . . . . . . . . . . . . .      622,541     10,259,761     8,603,160

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                               DECEMBER 31, 2003


4.  DETAILS OF INVESTMENTS (CONTINUED)

SUBACCOUNT                            SHARES OWNED      COST          VALUE
----------                            ------------  ------------  --------------
Small Cap Growth. . . . . . . . . .     1,585,781   $ 19,799,733   $ 16,496,786
Overseas Equity . . . . . . . . . .       249,866      2,470,945      2,604,411
Earnings Growth . . . . . . . . . .     2,717,258     52,781,242     22,193,091
Large Cap Value . . . . . . . . . .     2,139,210     29,566,524     30,938,214
Large Cap Value CORE. . . . . . . .        70,569        622,006        688,563
Fundamental Value . . . . . . . . .     1,384,342     14,479,759     15,256,069
Money Market. . . . . . . . . . . .    36,359,718     36,359,719     36,359,719
Small/Mid-Cap Growth. . . . . . . .     1,819,175     25,190,796     27,414,400
Bond Index. . . . . . . . . . . . .       567,133      5,791,845      5,746,789
Large Cap Growth B. . . . . . . . .        65,365        405,864        415,617
Small/Mid Cap CORE. . . . . . . . .       246,056      2,402,326      2,700,902
Small Cap Value . . . . . . . . . .       434,592      6,276,060      7,194,875
Real Estate Equity. . . . . . . . .       892,144     12,365,357     14,468,908
Growth & Income . . . . . . . . . .    12,022,842    195,866,402    135,778,843
Managed . . . . . . . . . . . . . .    13,313,002    195,496,200    170,359,413
Short-Term Bond . . . . . . . . . .     1,337,467     13,410,239     13,555,053
Small Cap Emerging Growth . . . . .       910,837      8,476,619      7,380,804
International Opportunities . . . .       566,207      5,112,714      5,577,841
Equity Index. . . . . . . . . . . .     2,509,436     45,918,558     35,594,293
High-Yield Bond . . . . . . . . . .       541,370      3,474,626      3,474,687
Global Bond . . . . . . . . . . . .     1,333,767     14,078,667     15,962,205
AIM V.I. Premier Equity . . . . . .             9            181            188
Fidelity VIP II Contrafund (SC) . .        17,064        366,278        393,486
Fidelity VIP Growth (SC). . . . . .           850         21,124         26,284
Janus Aspen Global Technology . . .         3,008         10,696         10,618
Janus Aspen Worldwide Growth. . . .           379          9,199          9,737
MFS Investors Growth Stock  . . . .         1,784         14,467         15,537

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                               DECEMBER 31, 2003


4.  DETAILS OF INVESTMENTS (CONTINUED)

Purchases, including reinvestment of dividend distributions, and proceeds from sales of shares in the Subaccounts of the Trust and of the Outside Trusts during 2003 were as follows:

SUBACCOUNT                                          PURCHASES        SALES
----------                                         ------------  --------------
Large Cap Growth . . . . . . . . . . . . . . . .   $  1,996,471   $  9,656,785
Fundamental Growth . . . . . . . . . . . . . . .        195,904        119,077
Active Bond. . . . . . . . . . . . . . . . . . .     12,469,266     18,626,520
Emerging Markets Equity. . . . . . . . . . . . .     29,079,798     28,421,481
Financial Industries . . . . . . . . . . . . . .        373,107        216,687
International Equity Index . . . . . . . . . . .        688,674      1,545,505
Small Cap Growth . . . . . . . . . . . . . . . .      1,314,308      3,146,498
Overseas Equity. . . . . . . . . . . . . . . . .      1,619,270      1,501,213
Earnings Growth. . . . . . . . . . . . . . . . .        751,428      3,199,797
Large Cap Value. . . . . . . . . . . . . . . . .      3,098,341      6,172,590
Large Cap Value CORE . . . . . . . . . . . . . .        744,259        621,900
Fundamental Value. . . . . . . . . . . . . . . .        651,645      2,342,064
Money Market . . . . . . . . . . . . . . . . . .    118,203,553    156,597,827
Small/Mid-Cap Growth . . . . . . . . . . . . . .      4,488,884      4,732,031
Bond Index . . . . . . . . . . . . . . . . . . .      2,097,659      2,606,122
Large Cap Growth B . . . . . . . . . . . . . . .        253,787         60,058
Small/Mid Cap CORE . . . . . . . . . . . . . . .      1,289,602        744,452
Small Cap Value. . . . . . . . . . . . . . . . .      2,340,876      1,841,877
Real Estate Equity . . . . . . . . . . . . . . .      2,112,424      2,268,812
Growth & Income. . . . . . . . . . . . . . . . .      3,027,832     20,173,263
Managed. . . . . . . . . . . . . . . . . . . . .      8,034,243     31,342,067
Short-Term Bond. . . . . . . . . . . . . . . . .      4,889,200      6,772,343
Small Cap Emerging Growth. . . . . . . . . . . .      6,541,580      6,197,265
International Opportunities. . . . . . . . . . .     43,263,527     44,464,270
Equity Index . . . . . . . . . . . . . . . . . .      5,717,106      8,214,909
High-Yield Bond. . . . . . . . . . . . . . . . .     15,788,937     15,082,635
Global Bond. . . . . . . . . . . . . . . . . . .     15,232,974     16,127,514
AIM V.I. Premier Equities Series . . . . . . . .        247,083        244,815
Fidelity VIP II Contrafund (SC). . . . . . . . .        534,705        479,301
Fidelity VIP Growth (SC) . . . . . . . . . . . .         21,309            837
Janus Aspen Global Technology  . . . . . . . . .      2,808,742      2,846,768
Janus Aspen Worldwide Growth . . . . . . . . . .     21,226,668     21,269,867
MFS Investors Growth Stock . . . . . . . . . . .         14,682            235

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                               DECEMBER 31, 2003


5. UNIT VALUES

A summary of unit values and units outstanding for variable annuity contracts and the expense and income ratios, excluding expenses of the underlying Portfolios, were as follows:

                                                                                      FOR THE YEARS AND PERIODS ENDED
                                                 AT DECEMBER 31,                                DECEMBER 31,
                                       ------------------------------------  --------------------------------------------------
                                                      UNIT                       EXPENSES       INVESTMENT          TOTAL
                                       UNITS        FAIR VALUE      ASSETS        RATIO*          INCOME          RETURN***
         SUBACCOUNT                    (000S)   HIGHEST TO LOWEST   (000S)   HIGHEST TO LOWEST    RATIO**     HIGHEST TO LOWEST
-------------------------------        ------  -------------------  -------  -----------------  -----------  ------------------
Large Cap Growth. . . . . . . .  2003  2,680   $18.64 to $12.19     $56,445     1.5% to 1%         0.51%       24.37% to 23.75%
                                 2002  3,087     22.87 to 9.80       52,474      1.5 to 1          0.32       (28.57) to (28.88)
                                 2001  3,854     32.14 to 13.72      92,366      1.5 to 1          0.14       (18.33) to (18.78)

Fundamental Growth. . . . . . .  2003     83      5.36 to 5.34          445     1.5 to 1.4         --/d/        29.94 to 29.81
                                 2002     74      4.13 to 4.11          307     1.5 to 1.4         --/d/      (31.17) to (31.39)
                                 2001    114      6.00 to 5.99          681     1.5 to 1.4         --/d/      (33.30) to (33.18)

Active Bond . . . . . . . . . .  2003  2,773     17.23 to 11.95      52,126     1.5 to 0.65        4.37          5.79 to 4.89
                                 2002  3,243     22.28 to 11.30      58,503     1.5 to 0.65        5.17          6.60 to 5.66
                                 2001  3,662     21.06 to 10.60      62,418     1.5 to 0.65        6.06          6.37 to 5.93

Emerging Markets Equity . . . .  2003    322     13.21 to 13.19       4,262     1.5 to 0.65        1.90         55.89 to 54.57
                                 2002    272      8.71 to 8.48        2,323     1.5 to 0.65        0.28        (7.32) to (8.08)
                                 2001    281      9.43 to 9.15        2,615     1.5 to 0.65        0.20        (4.55) to (5.11)

Financial Industries. . . . . .  2003      1         8.41/b/             10       0.65/b/          6.41            25.22/b/
                                 2002      1          6.72                5        0.65            0.12            (20.00)
                                 2001  --/a/          8.40            --/c/        0.65            0.73           (16.00)/e/

International Equity Index. . .  2003    645     12.79 to 11.37       8,603      1.5 to 1          2.57         40.58 to 39.88
                                 2002    741      11.10 to 8.09       7,062      1.5 to 1          1.79       (15.99) to (16.44)
                                 2001    900      13.28 to 9.63      10,282      1.5 to 1          1.72        25.86 to (21.37)

Small Cap Growth. . . . . . . .  2003  1,356      12.16 to 8.03      16,497     1.5 to 0.65        --/d/        27.06 to 25.98
                                 2002  1,530      11.49 to 6.32      14,811     1.5 to 0.65        --/d/      (30.47) to (31.02)
                                 2001  1,905      16.57 to 9.09      26,731      1.5 to 1          --/d/      (13.52) to (13.91)

Overseas Equity . . . . . . . .  2003    193     13.49 to 11.88       2,604     1.5 to 0.65        4.44         38.94 to 37.77
                                 2002    195      9.86 to 9.68        1,912      1.5 to 1          1.27        (7.19) to (7.63)
                                 2001    232      10.67 to 9.19       2,464      1.5 to 1          1.33        (7.37) to (7.90)

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                               DECEMBER 31, 2003


5. UNIT VALUES (CONTINUED)

                                                                              FOR THE YEARS AND PERIODS ENDED
                                         AT DECEMBER 31,                                DECEMBER 31,
                                ----------------------------------  ----------------------------------------------------
                                              UNIT                      EXPENSES       INVESTMENT           TOTAL
                                UNITS       FAIR VALUE     ASSETS        RATIO*          INCOME           RETURN***
       SUBACCOUNT               (000S)  HIGHEST TO LOWEST  (000S)   HIGHEST TO LOWEST    RATIO**      HIGHEST TO LOWEST
------------------------        ------  -----------------  -------  -----------------  -----------  --------------------
Earnings Growth . . . .   2003  2,000    $11.07 to $5.11   $22,193    1.5% to 0.65%       0.06%        24.00% to 22.95%
                          2002  2,258     10.26 to 4.13     20,393     1.5 to 0.65        --/d/       (32.74) to (33.43)
                          2001  2,877     15.33 to 6.14     39,023      1.5 to 1          --/d/       (37.56) to (38.60)

Large Cap Value . . . .   2003  1,695    18.34 to 10.77     30,938     1.5 to 0.65        1.90          24.70 to 23.64
                          2002  1,932     14.94 to 8.64     28,542     1.5 to 0.65        1.59        (13.77) to (14.52)
                          2001  2,272    17.46 to 10.02     39,500      1.5 to 1          1.55          0.20 to (0.29)

Large Cap
 Value CORE . . . . . .   2003     68     10.14 to 9.98        689     1.5 to 1.4         1.39          26.94 to 24.10
                          2002     55     7.98 and 7.96        440     1.5 and 1.4        1.18       (19.39) and (19.43)
                          2001     68     9.98 to 9.59         676     1.5 and 1.4        0.97         (6.07) to (6.17)

Fundamental Value . . .   2003  1,433     10.68 to 9.76     15,256     1.5 to 1.4         1.42          26.91 to 26.78
                          2002  1,621     8.41 to 7.66      13,605      1.5 to 1          1.22        (18.25) to (18.62)
                          2001  2,081     10.33 to 9.37     21,464      1.5 to 1          0.24        (6.30) to (8.44)/e/

Money Market. . . . . .   2003  2,726    12.85 to 10.44     36,360     1.5 to 0.65        0.97          0.30 to (0.55)
                          2002  5,975    14.95 to 10.40     74,754     1.5 to 0.65        1.39            0.78 to 0
                          2001  5,639    14.94 to 10.32     71,738     1.5 to 0.65        3.99         3.20 to 2.38/e/

Small/Mid Cap
 Growth . . . . . . . .   2003  1,194    22.98 to 12.13     27,414     1.5 to 0.65        --/d/         45.92 to 44.69
                          2002  1,293    15.99 to 11.20     20,522      1.5 to 1          --/d/       (21.95) to (22.30)
                          2001  1,520    20.56 to 10.61     31,048      1.5 to 1          --/d/          1.85 to 1.34

Bond Index. . . . . . .   2003    462    12.73 to 12.41      5,747      1.5 to 1          4.68           2.57 to 2.06
                          2002    522    12.41 to 12.16      6,362      1.5 to 1          5.20           8.86 to 8.28
                          2001    280    11.40 to 11.23      3,145      1.5 to 1          6.07           6.64 to 6.23

Large Cap Growth B. . .   2003     69     7.22 to 5.76         416     1.5 to 0.65        --/d/         29.76 to 26.01
                          2002     44     4.45 and 4.44        197     1.5 and 1.4        --/d/      (32.37) and (32.42)
                          2001     41     8.09 to 6.57         267     1.5 and 1.4        --/d/       (15.86) to (15.98)

Small/Mid Cap CORE. . .   2003    176    15.49 to 12.43      2,701     1.5 to 0.65        0.46          47.63 to 42.99
                          2002    151    11.05 to 10.83      1,637      1.5 to 1          0.50        (16.10) to (16.44)
                          2001    109    13.17 to 10.23      1,420      1.5 to 1          0.53         (0.45) to (0.99)

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                               DECEMBER 31, 2003


5. UNIT VALUES (CONTINUED)

                                                                                FOR THE YEARS AND PERIODS ENDED
                                          AT DECEMBER 31,                                DECEMBER 31,
                                -----------------------------------  -----------------------------------------------------
                                              UNIT                       EXPENSES       INVESTMENT            TOTAL
                                UNITS       FAIR VALUE      ASSETS        RATIO*          INCOME            RETURN***
       SUBACCOUNT               (000S)  HIGHEST TO LOWEST   (000S)   HIGHEST TO LOWEST    RATIO**       HIGHEST TO LOWEST
------------------------        ------  -----------------  --------  -----------------  -----------  ---------------------
Small Cap Value . . . .   2003     430  $16.73 to $14.84   $  7,195    1.5% to 0.65%       0.66%        37.08% to 35.92%
                          2002     423   12.34 to 10.83       5,187     1.5 to 0.65        0.61         (7.04) to (7.79)
                          2001     443   13.38 to 11.65       5,922     1.5 to 0.65        0.75        17.47 and 16.50/e/

Real Estate Equity. . .   2003     544   24.93 to 17.78      14,469      1.5 to 1          4.77          35.53 to 34.86
                          2002     597   27.23 to 13.12      11,682      1.5 to 1          4.52         (0.16) to (0.31)
                          2001     634   27.25 to 13.08      12,283      1.5 to 1          3.86           4.72 to 4.16

Growth & Income . . . .   2003   6,373   19.42 to 12.30     135,779      1.5 to 1          0.99          23.11 to 22.50
                          2002   7,322    23.26 to 9.99     127,200      1.5 to 1          0.71        (22.98) to (23.31)
                          2001   8,994   30.31 to 12.97     203,976      1.5 to 1          0.45        (16.32) to (16.71)

Managed . . . . . . . .   2003   8,133   19.02 to 14.22     170,359      1.5 to 1          3.19          17.82 to 17.23
                          2002   9,595   22.60 to 12.07     170,981      1.5 to 1          1.74        (14.09) to (14.49)
                          2001  12,111   26.41 to 14.05     252,049      1.5 to 1          2.14         (3.77) to (4.29)

Short-Term Bond . . . .   2003     922   14.72 to 11.45      13,555     1.5 to 0.65        3.65           2.10 to 1.23
                          2002   1,070   14.64 to 11.21      15,574     1.5 to 0.65        4.19           4.96 to 4.08
                          2001   1,079   14.05 to 12.76      15,095      1.5 to 1          5.35           7.05 to 6.48

Small Cap Emerging
 Growth . . . . . . . .   2003     701   10.51 to 10.00       7,381     1.5 to 0.65        0.12          47.86 to 46.62
                          2002     772    7.22 to 6.90        5,546      1.5 to 1          0.17        (28.87) to (29.29)
                          2001     941    10.20 to 9.48       9,558      1.5 to 1          0.04         (4.72) to (5.14)

International
 Opportunities. . . . .   2003     519    10.78 to 8.39       5,578     1.5 to 0.65        1.52          31.50 to 30.39
                          2002     640    8.33 to 6.83        5,158     1.5 to 0.65        0.59        (18.73) to (19.47)
                          2001     788    10.32 to 7.85       7,925     1.5 to 0.65        0.80       (21.50) to (22.08)/e/

Equity Index. . . . . .   2003   2,156    16.78 to 8.53      35,594     1.5 to 0.65        2.44          27.59 to 26.51
                          2002   2,340    13.35 to 6.68      31,030     1.5 to 0.65        1.35        (22.86) to (23.49)
                          2001   2,871    17.43 to 8.66      49,766      1.5 to 1          1.16        (12.87) to (13.26)

High-Yield Bond . . . .   2003     346    10.96 to 9.77       3,475     1.5 to 0.65        6.70          15.75 to 14.77
                          2002     291    9.47 to 8.51        2,530     1.5 to 0.65        9.68         (5.11) to (5.97)
                          2001     250    9.98 to 9.05        2,263      1.5 to 1          9.44          1.10 to (0.56)

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                               DECEMBER 31, 2003


5. UNIT VALUES (CONTINUED)

                                                                             FOR THE YEARS AND PERIODS ENDED
                                         AT DECEMBER 31,                               DECEMBER 31,
                                ----------------------------------  --------------------------------------------------
                                              UNIT                      EXPENSES       INVESTMENT          TOTAL
                                UNITS       FAIR VALUE     ASSETS        RATIO*          INCOME          RETURN***
       SUBACCOUNT               (000S)  HIGHEST TO LOWEST  (000S)   HIGHEST TO LOWEST    RATIO**     HIGHEST TO LOWEST
------------------------        ------  -----------------  -------  -----------------  -----------  ------------------
Global Bond . . . . . .   2003    945   $16.84 to $13.23   $15,962   1.50% to 0.65%       4.91%       16.72% to 14.18%
                          2002  1,051    14.85 to 11.49     15,543     1.5 to 0.65        4.06       (17.06) to (18.09)
                          2001  1,111     12.67 to 9.73     14,021     1.5 to 0.65        2.75        (2.49) to (2.93)

AIM V.I. Premier
 Equities Series. . . .   2003     --/a/      7.40/b/           --/c/     0.65/b/         0.07            21.51/b,e/

Fidelity VIP II
 Contrafund (SC). . . .   2003     38        10.37/b/          393        0.65/b/         0.42            27.52/b/
                          2002     29         8.13             236        0.65              --/d/        (10.07)
                          2001     --/a/      9.04               1        0.65              --/d/         (9.60)/e/

Fidelity VIP
 Growth (SC). . . . . .   2003      3         7.55/b/           26        0.65/b/           --/d/         31.92/b/
                          2002     --/a/      5.72               1        0.65              --/d/        (30.67)

Janus Aspen Global
 Technology . . . . . .   2003      2         5.12/b/           11        0.65/b/           --/d/         45.53/b/
                          2002      1         3.52               5        0.65              --/d/        (41.33)
                          2001     --/a/      6.00              --/c/     0.65            1.13           (40.00)/e/

Janus Aspen
 Worldwide Growth . . .   2003      1         6.86/b/           10        0.65/b/         0.27            22.88/b/
                          2002      2         5.58              13        0.65            1.09           (26.19)
                          2001     76         7.56             571        0.65            0.26           (24.40)/e/

MFS Investors Growth
 Stock. . . . . . . . .   2003      2         6.73/b/           16        0.65/b/           --/d/         13.41/b,e/


* These amounts represent the annualized contract expenses of the variable account, consisting primarily of mortality and expense charges, for each period indicated divided by average net assets. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policyholder accounts through the redemption of units and expenses of the underlying Portfolio are excluded.

** These amounts represent the distributions from net investment income received by the Subaccount from the underlying Portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets.
    These ratios exclude those expenses, such as mortality and expense charges, that are assessed against policyholder accounts either through the reductions in the unit values or the redemptions of units. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio in which the Subaccounts invest.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                               DECEMBER 31, 2003


5. UNIT VALUES (CONTINUED)

*** These amounts represents the total return for the periods indicated, including changes in the value of the underlying Portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account (the date of the first contract transfer into the Subaccount subsequent to the inception of the investment option). The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

a   Total accumulation units not greater then 500 units.

b   For the year ended December 31, 2003, the Subaccount had one share class.

c   Assets not greater than $500.

d   Portfolio distributed no dividends during the period.

e   Inception date of Subaccount operations are as follows:

SUBACCOUNT                                                   2003       2002       2001
----------                                                 ---------  --------  --------
Fidelity VIP II Contrafund . . . . . . . . . . . . . . .                          May 31
Fidelity VIP Overseas. . . . . . . . . . . . . . . . . .                         July 11
Janus Aspen Global Technologies. . . . . . . . . . . . .                         June 21
Janus Aspen Worldwide Growth . . . . . . . . . . . . . .                         March 2
Fidelity VIP Growth. . . . . . . . . . . . . . . . . . .               May 24
AIM V.I. Premier Equity Series . . . . . . . . . . . . .    April 15
MFS Investors Growth Stock . . . . . . . . . . . . . . .    May 22

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                         REPORT OF INDEPENDENT AUDITORS


The Board of Directors
John Hancock Variable Life Insurance Company

We have audited the accompanying consolidated balance sheets of John Hancock Variable Life Insurance Company as of December 31, 2003 and 2002, and the related consolidated statements of income, changes in shareholder's equity and comprehensive income, and cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of John Hancock Variable Life Insurance Company at December 31, 2003 and 2002, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the financial statements, in 2003 the Company changed its method of accounting for stock-based compensation and modified coinsurance contracts. In 2001, the Company changed its method of accounting for derivatives.

                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
March 19, 2004

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                          CONSOLIDATED BALANCE SHEETS

                                                             DECEMBER 31,
                                                         --------------------
                                                           2003        2002
                                                         ---------  -----------
                                                            (IN MILLIONS)
ASSETS
Investments - Notes 3 and 4
Fixed maturities:
 Held-to-maturity -- at amortized cost (fair value:
  2003 -- $78.8; 2002 -- $83.3). . . . . . . . . . . .   $    78.7   $    83.8
 Available-for-sale -- at fair value (cost: 2003 --
  $3,621.5, 2002 -- $2,949.3). . . . . . . . . . . . .     3,786.9     3,011.3
Equity securities:
 Available-for-sale - at fair value (cost: 2003 --
  $39.6; 2002 -- $11.1). . . . . . . . . . . . . . . .        41.7        11.9
 Mortgage loans on real estate . . . . . . . . . . . .       883.0       668.4
Real estate. . . . . . . . . . . . . . . . . . . . . .        13.4        20.4
Policy loans . . . . . . . . . . . . . . . . . . . . .       370.9       359.4
Short-term investments . . . . . . . . . . . . . . . .        10.1         0.1
Other invested assets. . . . . . . . . . . . . . . . .       158.5        88.8
                                                         ---------   ---------
 Total Investments . . . . . . . . . . . . . . . . . .     5,343.2     4,244.1
Cash and cash equivalents. . . . . . . . . . . . . . .        67.7       202.9
Accrued investment income. . . . . . . . . . . . . . .        70.2        70.1
Premiums and accounts receivable . . . . . . . . . . .         4.5         3.8
Deferred policy acquisition costs. . . . . . . . . . .     1,205.7     1,164.8
Reinsurance recoverable - Note 6 . . . . . . . . . . .       205.2       149.2
Other assets . . . . . . . . . . . . . . . . . . . . .       117.0       122.9
Separate account assets. . . . . . . . . . . . . . . .     6,881.9     5,883.7
                                                         ---------   ---------
 Total Assets. . . . . . . . . . . . . . . . . . . . .   $13,895.4   $11,841.5
                                                         =========   =========


The accompanying notes are an integral part of these consolidated financial statements.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                                                             DECEMBER 31,
                                                         --------------------
                                                           2003        2002
                                                         ---------  -----------
                                                            (IN MILLIONS)
LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities
Future policy benefits . . . . . . . . . . . . . . . .   $ 4,852.6   $ 4,068.7
Policyholders' funds . . . . . . . . . . . . . . . . .         3.4         3.3
Unearned revenue . . . . . . . . . . . . . . . . . . .       264.5       243.5
Unpaid claims and claim expense reserves . . . . . . .        32.1        24.7
Dividends payable to policyholders . . . . . . . . . .         0.5         0.4
Income taxes -- Note 5 . . . . . . . . . . . . . . . .       295.1       229.8
Other liabilities. . . . . . . . . . . . . . . . . . .       312.5       298.5
Separate account liabilities . . . . . . . . . . . . .     6,881.9     5,883.7
                                                         ---------   ---------
 Total Liabilities . . . . . . . . . . . . . . . . . .    12,642.6    10,752.6
Shareholder's Equity - Note 8
Common stock, $50 par value; 50,000 shares authorized
 and outstanding . . . . . . . . . . . . . . . . . . .         2.5         2.5
Additional paid in capital . . . . . . . . . . . . . .       572.4       572.4
Retained earnings. . . . . . . . . . . . . . . . . . .       600.3       492.6
Accumulated other comprehensive income . . . . . . . .        77.6        21.4
                                                         ---------   ---------
 Total Shareholder's Equity. . . . . . . . . . . . . .     1,252.8     1,088.9
                                                         ---------   ---------
 Total Liabilities and Shareholder's Equity. . . . . .   $13,895.4   $11,841.5
                                                         =========   =========


The accompanying notes are an integral part of these consolidated financial statements.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                       CONSOLIDATED STATEMENTS OF INCOME

                                                          YEARS ENDED DECEMBER 31,
                                                          -------------------------
                                                           2003     2002      2001
                                                          -------  -------  ---------
                                                               (IN MILLIONS)
REVENUES
Premiums. . . . . . . . . . . . . . . . . . . . . . . .   $ 67.2   $ 58.5    $ 60.1
Universal life and investment-type product charges. . .    367.7    356.0     365.4
Net investment income - Note 3. . . . . . . . . . . . .    316.3    270.1     227.0
Net realized investment and other gains (losses),
 net of related amortization of deferred policy
 acquisition costs of $(5.4), $(7.5) and $(1.5),
 respectively - Notes 1, 3, and 9 . . . . . . . . . . .    (24.8)   (20.8)     (9.0)
Other revenues. . . . . . . . . . . . . . . . . . . . .      0.2      1.3      24.0
                                                          ------   ------    ------
 Total revenues . . . . . . . . . . . . . . . . . . . .    726.6    665.1     667.5
BENEFITS AND EXPENSES
Benefits to policyholders . . . . . . . . . . . . . . .    337.9    344.1     294.1
Other operating costs and expenses. . . . . . . . . . .     96.4     69.0      76.2
Amortization of deferred policy acquisition costs,
 excluding amounts related to net realized
 investment and other gains (losses) of $(5.4),
 $(7.5) and $(1.5), respectively -- Notes 1, 3 and
 9. . . . . . . . . . . . . . . . . . . . . . . . . . .    104.8     60.0      67.1
Dividends to policyholders. . . . . . . . . . . . . . .     17.5     18.8      21.4
                                                          ------   ------    ------
 Total benefits and expenses. . . . . . . . . . . . . .    556.6    491.9     458.8
                                                          ------   ------    ------
Income before income taxes and cumulative effect
 of accounting change . . . . . . . . . . . . . . . . .    170.0    173.2     208.7
Income taxes - Note 5 . . . . . . . . . . . . . . . . .     55.8     58.4      62.2
                                                          ------   ------    ------
Income before cumulative effect of accounting
 change . . . . . . . . . . . . . . . . . . . . . . . .    114.2    114.8     146.5
Cumulative effect of accounting change, net of tax. . .     (6.5)      --      (1.6)
                                                          ------   ------    ------
Net income. . . . . . . . . . . . . . . . . . . . . . .   $107.7   $114.8    $144.9
                                                          ======   ======    ======


The accompanying notes are an integral part of these consolidated financial statements.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY

                            AND COMPREHENSIVE INCOME

                                                                ACCUMULATED
                                        ADDITIONAL                 OTHER          TOTAL
                               COMMON     PAID       RETAINED  COMPREHENSIVE  SHAREHOLDER'S    OUTSTANDING
                               STOCK   IN CAPITAL    EARNINGS     INCOME         EQUITY          SHARES
                               ------  -----------  ---------  -------------  -------------  --------------
                                                (IN MILLIONS, EXCEPT FOR SHARE AMOUNTS)
Balance at January 1,
 2001 . . . . . . . . . . .     $2.5     $572.4      $232.9       $(2.2)        $  805.6          50.0
Comprehensive income:
 Net income . . . . . . . .                           144.9                        144.9
Other comprehensive
 income, net of tax:
 Net unrealized gains . . .                                         7.9              7.9
                                                                                --------
Comprehensive income. . . .                                                        152.8
Change in accounting
 principle. . . . . . . . .                                         7.2              7.2
                                ----     ------      ------       -----         --------          ----
Balance at December
 31, 2001 . . . . . . . . .     $2.5     $572.4      $377.8       $12.9         $  965.6          50.0
                                ====     ======      ======       =====         ========          ====
Comprehensive income:
 Net income . . . . . . . .                           114.8                        114.8
Other comprehensive
 income, net of tax:
 Net unrealized gains . . .                                         8.5              8.5
                                                                                --------
Comprehensive income. . . .                                                        123.3
                                ----     ------      ------       -----         --------          ----
Balance at December
 31, 2002 . . . . . . . . .     $2.5     $572.4      $492.6       $21.4         $1,088.9          50.0
                                ====     ======      ======       =====         ========          ====
Comprehensive income:
 Net income . . . . . . . .                           107.7                        107.7
Other comprehensive
 income, net of tax:
 Net unrealized gains . . .                                        56.2             56.2
                                                                                --------
Comprehensive income. . . .                                                        163.9
                                ----     ------      ------       -----         --------          ----
Balance at December
 31, 2003 . . . . . . . . .     $2.5     $572.4      $600.3       $77.6         $1,252.8          50.0
                                ====     ======      ======       =====         ========          ====


The accompanying notes are an integral part of these consolidated financial statements.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                         YEARS ENDED DECEMBER 31,
                                                     ---------------------------------
                                                       2003        2002         2001
                                                     ----------  ----------  ------------
                                                               (IN MILLIONS)
Cash flows from operating activities:
Net income                                           $   107.7   $   114.8    $   144.9
Adjustments to reconcile net income to
 net cash (used in) provided by operating
 activities:
 Amortization of discount - fixed
  maturities . . . . . . . . . . . . . . . . . .         (10.7)       (0.3)        (0.4)
 Net realized investment and other losses  . . .          24.8        20.8          9.0
 Change in deferred policy acquisition
  costs. . . . . . . . . . . . . . . . . . . . .         (49.6)     (124.6)       (74.1)
 Depreciation and amortization . . . . . . . . .           1.8         1.3          0.3
 Increase in accrued investment income . . . . .          (0.1)       (9.3)        (8.6)
 Decrease (increase) in premiums and
  accounts receivable. . . . . . . . . . . . . .          (0.7)        8.7         (5.5)
 (Increase) decrease in other assets and
  other liabilities, net . . . . . . . . . . . .         (61.9)      (28.0)      (159.2)
 (Decrease) increase in policy
  liabilities and accruals, net. . . . . . . . .         216.6       (53.3)       289.1
 Increase in income taxes. . . . . . . . . . . .          35.1        33.5        118.7
                                                     ---------   ---------    ---------
  Net cash (used in) provided by
     operating activities. . . . . . . . . . . .         263.0       (36.4)       314.2
Cash flows from investing activities:
 Sales of:
  Fixed maturities available-for-sale. . . . . .         690.1       460.2        184.6
  Equity securities available-for-sale . . . . .          38.3         7.4          6.0
  Real estate. . . . . . . . . . . . . . . . . .           5.8         0.3          3.3
  Short-term investments and other
     invested assets . . . . . . . . . . . . . .          31.6           -            -
 Maturities, prepayments and scheduled
  redemptions of:
  Fixed maturities held-to-maturity. . . . . . .           4.1         3.2          4.5
  Fixed maturities available-for-sale. . . . . .         241.1       155.7        180.4
  Short-term investments and other
     invested assets . . . . . . . . . . . . . .           0.1        24.9         46.5
  Mortgage loans on real estate. . . . . . . . .         102.9        90.7         66.4
 Purchases of:
  Fixed maturities held-to-maturity. . . . . . .          (1.1)       (3.1)        (5.1)
  Fixed maturities available-for-sale. . . . . .      (1,625.0)   (1,174.5)    (1,112.3)
  Equity securities available-for-sale . . . . .         (60.4)       (3.9)        (6.1)
  Real estate. . . . . . . . . . . . . . . . . .          (0.2)       (0.1)        (0.6)
  Short-term investments and other
     invested assets . . . . . . . . . . . . . .         (93.9)      (73.3)       (39.6)
Mortgage loans on real estate issued . . . . . .        (321.4)     (170.4)       (85.0)
Other, net . . . . . . . . . . . . . . . . . . .         (11.0)      (10.1)       (25.6)
                                                     ---------   ---------    ---------
 Net cash used in investing activities . . . . .     $  (999.0)  $  (693.0)   $  (782.6)



The accompanying notes are an integral part of these consolidated financial statements.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                                                       YEARS ENDED DECEMBER 31,
                                                    ------------------------------
                                                      2003       2002        2001
                                                    ---------  ---------  -----------
                                                            (IN MILLIONS)
Cash flows from financing activities:
 Universal life and investment-type contract
  deposits. . . . . . . . . . . . . . . . . . . .   $1,097.2   $1,232.1    $1,220.7
 Universal life and investment-type contract
  maturities and withdrawals. . . . . . . . . . .     (496.4)    (415.2)     (914.2)
                                                    --------   --------    --------
 Net cash provided by financing activities. . . .      600.8      816.9       306.5
                                                    --------   --------    --------
 Net increase (decrease) in cash and cash
  equivalents . . . . . . . . . . . . . . . . . .     (135.2)      87.5      (161.9)
Cash and cash equivalents at beginning of year. .      202.9      115.4       277.3
                                                    --------   --------    --------
Cash and cash equivalents at end of year. . . . .   $   67.7   $  202.9    $  115.4
                                                    ========   ========    ========


The accompanying notes are an integral part of these consolidated financial statements.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BUSINESS

John Hancock Variable Life Insurance Company (the Company) is a wholly-owned subsidiary of John Hancock Life Insurance Company (John Hancock or the Parent) whose ultimate parent company is John Hancock Financial Services, Inc. (JHFS). The Company, domiciled in the Commonwealth of Massachusetts, issues variable and universal life insurance policies, individual whole and term life policies and fixed and variable annuity contracts. Those policies are primarily marketed through John Hancock's sales organization, which includes a career agency system composed of independent general agencies, supported by John Hancock, and a direct brokerage system that markets directly to external independent brokers.
 Policies are also sold through various unaffiliated securities broker-dealers and certain other financial institutions. Currently, the Company writes business in all states except New York.

On September 28, 2003, JHFS entered into a definitive merger agreement with Manulife Financial Corporation (Manulife) which is expected to close early in the second quarter of 2004. In accordance with the agreement, each share of JHFS common stock will, at the time of the merger, be converted into the right to receive 1.1853 shares of Manulife stock. It is estimated that the shares of Manulife common stock to be issued to JHFS shareholders in the merger will represent approximately 42.6% of the outstanding Manulife common stock after the merger. The merger has been approved by JHFS' shareholders but the closing of the merger remains subject to certain conditions, including the approval by certain U.S. and Canadian regulatory authorities. Until the merger occurs, the Company will continue to operate independently of Manulife. Thereafter, the Company will operate as a subsidiary of Manulife. The John Hancock name will be
Manulife's primary U.S. brand.   This filing does not reflect or assume any
changes to JHFS', or the Company's, business which may occur as a result of the proposed merger with Manulife. For additional information, refer to JHFS and other related public filings with the U.S. SEC relating to the merger.

BASIS OF PRESENTATION

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, Investors Partner Life Insurance Company (IPL). All significant intercompany transactions and balances have been eliminated.

Partnerships, joint venture interests and other equity investments in which the Company does not have a controlling financial interest, but has significant influence, are recorded using the equity method of accounting and are included in other invested assets. Other entities in which the Company has a less than controlling financial interest, whether variable interest entities (VIEs) or not, are accounted for under guidance appropriate to each relationship, whether the Company invests in their debt or equity securities or performs other transactions with them or provides services for them. Please refer to the Recent Accounting Pronouncements section below for a discussion of new accounting guidance relative to VIEs.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

INVESTMENTS

The Company classifies its debt and equity investment securities into one of two categories: held-to-maturity, or available-for-sale. The Company determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date. Fixed maturity investments include bonds, mortgage-backed securities and mandatorily redeemable preferred stock and are classified as held-to-maturity or available-for-sale.
 Those bonds and mortgage-backed securities that the Company has the positive intent and ability to hold to maturity are classified as held-to-maturity and carried at amortized cost. Fixed maturity investments not classified as held-to-maturity are classified as available-for-sale and are carried at fair value. Unrealized gains and losses related to available-for-sale securities are reflected in shareholders' equity, net of related amortization of deferred policy acquisition costs, and applicable taxes. Interest income is generally recorded on an accrual basis. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income. The amortized cost of fixed maturity investments is adjusted for impairments in value deemed to be other than temporary, and such adjustments are reported as a component of net realized investment and other gains (losses).

For the mortgage-backed bond portion of the fixed maturity investment portfolio, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date plus anticipated future payments, and any resulting adjustment is included in net investment income.

Equity securities include common stock and non-mandatorily redeemable preferred stock, and are classified as available-for-sale. Equity securities that have readily determinable fair values are carried at fair value. Unrealized gains and losses on equity securities are reflected in shareholder's equity, as described above for available-for-sale fixed maturity securities. Impairments in value deemed to be other than temporary are reported as a component of net realized investment and other gains (losses).

Mortgage loans on real estate are carried at unpaid principal balances adjusted for amortization of premium or discount, less allowance for probable losses.
 When it is probable that the Company will be unable to collect all amounts of principal and interest due according to the contractual terms of the mortgage loan agreement, the loan is deemed to be impaired and a valuation allowance for probable losses is established. The valuation allowance is based on the present value of the expected future cash flows, discounted at the loan's original effective interest rate or is based on the collateral value of the loan if the loan is collateral dependent. The Company estimates this level to be adequate to absorb estimated probable credit losses that exist at the balance sheet date. Any change to the valuation allowance for mortgage loans on real estate is reported as a component of net realized investment and other gains (losses).
 Interest received on impaired mortgage loans on real estate is included in interest income in the period received. If foreclosure becomes probable, the measurement method used is based on the collateral value. Foreclosed real estate is recorded at the collateral's fair value at the date of foreclosure, which establishes a new cost basis.

Investment real estate, which the Company has the intent to hold for the production of income, is carried at depreciated cost, using the straight-line method of depreciation, less adjustments for impairments in value. In those cases where it is determined that the carrying amount of investment real estate is not recoverable, an impairment loss is recognized based on the difference between the depreciated cost and fair value of the asset. The Company reports impairment losses as part of net realized investment and other gains (losses).

Real estate to be disposed of is carried at the lower of cost or fair value less costs to sell. Any changes to the valuation allowance for real estate to be disposed of is reported as a component of net realized investment and other gains (losses). The Company does not depreciate real estate to be disposed of.
  The carrying value of the Company's real estate to be disposed of was $3.7 million and $10.6 million at December 31, 2003 and 2002, and is reported in real estate in the investment section of the consolidated balance sheets.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

Policy loans are carried at unpaid principal balances, which approximate fair value.

Short-term investments are carried at amortized cost, which approximates fair value.

Net realized investment and other gains (losses), other than those related to separate accounts for which the Company does not bear the investment risk, are determined on the basis of specific identification and are reported net of related amortization of deferred policy acquisition costs.

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses various derivative instruments to hedge and manage its exposure to changes in interest rate levels, foreign exchange rates and equity market prices, and also to manage the duration of assets and liabilities. All derivative instruments are carried on the consolidated balance sheets at fair value.

In certain cases, the Company uses hedge accounting as allowed by Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards
(SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended, by designating derivative instruments as either fair value hedges or cash flow hedges. For derivative instruments that are designated and qualify as fair value hedges, any changes in fair value of the derivative instruments as well as the offsetting changes in fair value of the hedged items are recorded in net realized investment and other gains (losses). For fair value hedges, when the derivative has been terminated, a final fair value change is recorded in net realized investment and other gains (losses), as well as the offsetting changes in fair value for the hedged item. At maturity, expiration or sale of the hedged item, a final fair value change for the hedged item is recorded in net realized investment and other gains (losses), as well as offsetting changes in fair value for the derivative. Basis adjustments are amortized into income through net realized investment and other gains (losses).

For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the change in fair value of the derivative instrument is recorded in other comprehensive income, and then reclassified into income when the hedged item affects income. When a cash flow hedge is terminated, the effective portion of the accumulated derivative gain or loss continues to be reported in other comprehensive income and then is reclassified into income when the hedged item affects income. If it is determined that the forecasted transaction is not probable of occurring, the accumulated derivative gain or loss included in other comprehensive income is immediately recognized in earnings.

Hedge effectiveness is assessed quarterly using a variety of techniques including regression analysis and cumulative dollar offset. When it is determined that a derivative is not effective as a hedge, the Company discontinues hedge accounting. In certain cases, there is no hedge ineffectiveness because the derivative instrument was constructed such that all the terms of the derivative exactly match the hedged risk in the hedged item.

In cases where the Company receives or pays a premium as consideration for entering into a derivative instrument (i.e., interest rate caps and floors, swaptions, and equity collars), the premium is amortized into investment income over the term of the derivative instrument. The change in fair value of such premiums (i.e., the inherent ineffectiveness of the derivative) is excluded from the assessment of hedge effectiveness and is included in net realized investment and other gains (losses). Changes in fair value of derivatives that are not hedges are included in net realized investment and other gains (losses).

CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash and all highly liquid debt investments with a maturity of three months or less when purchased.

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                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- CONTINUED


NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

DEFERRED POLICY ACQUISITION COSTS

Deferred Acquisition Costs (DAC) are costs that vary with, and are related primarily to, the production of new business and have been deferred to the extent that they are deemed recoverable. Such costs include commissions, certain costs of policy issue and underwriting, and certain agency expenses. The Company tests the recoverability of its DAC quarterly with a model that uses data such as market performance, lapse rates and expense levels. As of December 31, 2003, the Company's DAC was deemed recoverable.

Similarly, any amounts assessed as initiation fees, or front-end loads, are
recorded as unearned revenue.   For non-participating term life insurance
products, such costs are amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For participating traditional life insurance policies, such costs are amortized over the life of the policies at a constant rate based on the present value of the estimated gross margin amounts expected to be realized over the lives of the policies. Estimated gross margin amounts include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. For universal life insurance policies and investment-type products, such costs and unearned revenues are being amortized generally in proportion to the present value of expected gross profits arising principally from surrender charges, investment results and mortality and expense margins.

In the development of expected gross profits, the Company is required to estimate the growth in the policyholder account balances upon which certain asset based fees are charged. In doing so, the Company assumes that, over the long term, account balances will grow from investment performance. The rate of growth takes into account the current fixed income/equity mix of account balances as well as historical fixed income and equity returns. The Company also assumes that historical variances from the long term rate will reverse over the next five year period. The resulting rates for the next five years are reviewed for reasonableness, and they are raised or lowered if they produce an annual growth rate that the Company believes to be unreasonable.

The effects on the amortization of DAC and unearned revenues of revisions to estimated gross margins and profits are reflected in earnings in the period such revisions are made. Expected gross profits or expected gross margins are discounted at periodically revised interest rates and are applied to the remaining benefit period. At December 31, 2003, the average discount rate was 6.0% and the total amortization period life was 30 years for universal life products. At December 31, 2003, the average discount rate was 8.4% for participating traditional life insurance products and 6.0% for universal life products. The total amortization period was 30 years for both participating traditional life insurance products and universal life products.

As of September 30, 2002, the Company changed several future assumptions with respect to the expected gross profits in its variable life and variable annuity businesses. First, we lowered the long-term growth rate assumption from 9%, to 8%, gross of fees. Second, we lowered the average rates for the next five years from the mid-teens to 13%. In addition, we increased certain fee rates on these policies (the variable series trust (VST) fee increase). These three changes are referred to collectively as the Q3 unlocking. The direct effect of the Q3 unlocking at September 30, 2002 was an acceleration of amoritization of DAC of $15.1 million in the variable annuity business in the Asset Gathering Segment and $10.2 million (net of $10.4 million in unearned revenue and $1.3 million in policy benefit reserves) in the variable life business in the Protection Segment.

Amortization of DAC is allocated to: (1) net realized investment and other gains (losses) for those products in which such gains (losses) have a direct impact on the amortization of DAC; (2) unrealized investment gains and losses, net of tax, to provide for the effect on the DAC asset that would result from the realization of unrealized gains and losses on assets backing participating traditional life insurance and universal life and investment-type contracts; and
(3) a separate component of benefits and expenses to reflect amortization related to the gross margins or profits, excluding realized gains and losses, relating to policies and contracts in force.

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                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- CONTINUED


NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

Net realized investment and other gains (losses) related to certain products have a direct impact on the amortization of DAC as such gains and losses affect the amount and timing of profit emergence. Accordingly, to the extent that such amortization results from net realized investment and other gains (losses), management believes that presenting realized investment gains and losses net of related amortization of DAC provides information useful in evaluating the operating performance of the Company. This presentation may not be comparable to presentations made by other insurers.

REINSURANCE

The Company utilizes reinsurance agreements to provide for greater diversification of business, allowing management to control exposure to potential losses arising from large risks and provide additional capacity for growth.

Assets and liabilities related to reinsurance ceded contracts are reported on a gross basis. The accompanying statements of income reflect premiums, benefits and settlement expenses net of reinsurance ceded. Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains liable to its policyholders to the extent that counterparties to reinsurance ceded contracts do not meet their contractual obligations. Refer to
Note 6 -- Reinsurance below for additional disclosures regarding reinsurance.

VALUE OF BUSINESS ACQUIRED

The Company records intangible assets representing the present value of estimated future profits of insurance policies inforce related to businesses acquired. These assets are recorded as the value of business acquired (VOBA), and are included in other assets in the consolidated balance sheets. VOBA is amortized over the related policy periods, up to 30 years. VOBA amortization expense is recognized each period in proportion to the change in the present value of expected gross profits, or in proportion to the recognition of premiums related to the policies acquired, depending on the nature of the policies acquired. Refer to Note 11 -- Value of Business Acquired for presentation of summarized financial information regarding VOBA.

SEPARATE ACCOUNTS

Separate account assets and liabilities reported in the accompanying consolidated balance sheets represent funds that are administered and invested by the Company to meet specific investment objectives of the contractholders.
 Net investment income and net realized investment and other gains (losses) generally accrue directly to such contractholders who bear the investment risk, subject, in some cases, to principal guarantees and minimum guaranteed rates of return. The assets of each separate account are legally segregated and are not subject to claims that arise out of any other business of the Company. Separate account assets are reported at fair value. Deposits, net investment income and net realized investment and other gains (losses) of separate accounts are not included in the revenues of the Company. Fees charged to contractholders, principally mortality, policy administration and surrender charges, are included in universal life and investment-type product charges.

FUTURE POLICY BENEFITS AND POLICYHOLDERS' FUNDS

Future policy benefits for participating traditional life insurance policies are based on the net level premium method. This net level premium reserve is calculated using the guaranteed mortality and dividend fund interest rates, which range from 4.5% to 5.5%. The liability for annual dividends represents the accrual of annual dividends earned. Settlement dividends are accrued in proportion to gross margins over the life of the contract.

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                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- CONTINUED


NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

For non-participating traditional life insurance policies, future policy benefits are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency, interest and expenses established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience, which, together with interest and expense assumptions, include a margin for adverse deviation.
 Benefit liabilities for annuities during the accumulation period are equal to accumulated contractholders' fund balances and after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 7.0% to 8.3% for life insurance liabilities, and from 3.5% to 10.3% for individual annuity liabilities.

Liabilities for unpaid claims and claim expenses include estimates of payments to be made on reported individual life claims and estimates of incurred but not reported claims based on historical claims development patterns.

Estimates of future policy benefit reserves, claim reserves and expenses are reviewed continually and adjusted as necessary; such adjustments are reflected in current earnings. Although considerable variability is inherent in such estimates, management believes that future policy benefit reserves and unpaid claims and claims expense reserves are adequate.

Policyholders' funds for universal life and investment-type products are equal to the policyholder account values before surrender charges. Policy benefits that are charged to expense include benefit claims incurred in the period in excess of related policy account balances and interest credited to policyholders' account balances. Interest crediting rates range from 3.0% to 8.0% for universal life products.

PARTICIPATING INSURANCE

Participating business represents approximately 4.9% and 5.4% of the Company's life insurance in-force at December 31, 2003 and 2002, respectively.

The amount of policyholders' dividends to be paid is approved annually by the Company's Board of Directors. The determination of the amount of policyholder dividends is complex and varies by policy type. In general, the aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity, persistency and expense experience for the year and is also based on management's judgment as to the appropriate level of statutory surplus to be retained by the Company.

REVENUE RECOGNITION

Premiums from participating and non-participating traditional life insurance and annuity policies with life contingencies are recognized as income when due.

Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges.

Premiums for contracts with a single premium or a limited number of premium payments, due over a significantly shorter period than the total period over which benefits are provided, are recorded when due. The portion of such premium that is not required to provide for all benefits and expenses is deferred and recognized in income in a constant relationship with insurance in force or, for annuities, the amount of expected future benefit payments.

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                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- CONTINUED


NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

FEDERAL INCOME TAXES

The provision for federal income taxes includes amounts currently payable or recoverable and deferred income taxes, computed under the liability method, resulting from temporary differences between the tax basis and book basis of assets and liabilities. A valuation allowance is established for deferred tax assets when it is more likely than not that an amount will not be realized. Refer to Note 5 -- Income Taxes for additional disclosures on this topic.

CUMULATIVE EFFECT OF ACCOUNTING CHANGES

FASB Derivatives Implementation Group Issue No. B36 -- Embedded Derivatives:
Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments

The Company adopted DIG B36 on October 1, 2003, which resulted in a reduction in net income of $6.5 million (net of tax of $3.5 million) which was recorded as the cumulative effect of an accounting change, on October 1, 2003. For additional discussion of DIG B-36, refer to the Recent Accounting Pronouncements section below.

SFAS No. 133 -- Accounting for Derivative Instruments and Hedging Activities, as amended by SFAS No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities", an amendment of FASB Statement No. 133

On January 1, 2001, the Company adopted SFAS No. 133, as amended by SFAS No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities, an amendment of FASB Statement No. 133." The adoption of SFAS No. 133, as amended, resulted in a charge to operations accounted for as a cumulative effect of accounting change of $1.6 million (net of tax benefit of $0.4 million) as of January 1, 2001. In addition, as of January 1, 2001, a $7.2 million (net of tax of $3.9 million) cumulative effect of accounting change was recorded in other comprehensive income for (1) the transition adjustment in the adoption of SFAS 133, as amended, an increase of $0.8 million (net of tax of $0.4 million), and (2) the reclassification of $603.1 million in securities from the held-to-maturity category to the available-for-sale category, an increase of $6.4 million (net of tax of $3.4 million).

RECENT ACCOUNTING PRONOUNCEMENTS

FASB Interpretation No. 46 (revised December 2003) -- Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51

In December, 2003, the FASB re-issued Interpretation 46, "Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51," (FIN 46R) which clarifies the consolidation accounting guidance of Accounting Research Bulletin No. 51, "Consolidated Financial Statements," (ARB No. 51) to certain entities for which controlling financial interest holders are not measurable by reference to ownership of the equity of the entity. Such entities are known as variable interest entities (VIEs). Controlling financial interests of a VIE are defined as exposure of a party to the VIE to a majority of either the expected variable losses or expected variable returns of the VIE, or both. Such party is the primary beneficiary of the VIE and FIN 46R requires that the primary beneficiary of a VIE consolidate the VIE. FIN 46R also requires certain disclosures for significant relationships with VIEs, whether or not consolidation accounting is either used or anticipated. The consolidation requirements of FIN 46R apply as of December 31, 2003 for entities considered to be special purpose entities
(SPEs), and otherwise will be applicable at March 31, 2004.

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                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- CONTINUED


NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

The Company has determined that it is not the primary beneficiary of any VIE with which it has any relationship. The Company also estimates that none of its relationships with VIEs are significant to the Company.

Statement of Position 03-1 -- Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long Duration Contracts and for Separate Accounts

On July 7, 2003, the Accounting Standards Executive Committee (AcSEC) of the American Institute of Certified Public Accountants (AICPA) issued Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long Duration Contracts and for Separate Accounts" (SOP 03-1).
 SOP 03-1 provides guidance on a number of topics unique to insurance enterprises, including separate account presentation, interest in separate accounts, gains and losses on the transfer of assets from the general account to a separate account, liability valuation, returns based on a contractually referenced pool of assets or index, accounting for contracts that contain death or other insurance benefit features, accounting for reinsurance and other similar contracts, accounting for annuitization benefits, and sales inducements to contract holders.

SOP 03-1 will be effective for the Company's financial statements on January 1, 2004. The Company is currently evaluating the impact of adopting SOP 03-1 on its consolidated financial position, results of operations and cash flows.

SFAS No. 150 -- Accounting for Certain Financial Instruments with
Characteristics of Both Liabilities and Equity

In May 2003, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 150, "Accounting for Certain Financial Instruments with Characteristics of Both Liabilities and Equity" (SFAS No. 150).
 SFAS No. 150 changes the accounting for certain financial instruments that, under previous guidance, issuers could account for as equity. It requires that certain financial instruments be classified as liabilities on issuer balance sheets, including those instruments that are issued in shares and are mandatorily redeemable, those instruments that are not issued in shares but give the issuer an obligation to repurchase previously issued equity shares, and certain financial instruments that give the issuer the option of settling an
obligation by issuing more equity shares.   The adoption of SFAS No. 150 had no
impact on the Company's consolidated financial position, results of operations or cash flows.

SFAS No. 149 -- Amendment of Statement No. 133 on Derivative Instruments and Hedging Activities

In April 2003, the FASB issued Statement of Financial Accounting Standards No. 149, "Amendment of Statement No. 133 on Derivative Instruments and Hedging Activities" (SFAS No. 149). SFAS No. 149 amends and clarifies financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS No. 133). In particular, SFAS No. 149 clarifies under what circumstances a contract with an initial net investment meets the characteristic of a derivative, clarifies when a derivative contains a financing component, amends the definition of an underlying to conform it to language used in FASB Interpretation No. 45 -- "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others" and amends certain other existing pronouncements. SFAS No. 149 was effective for contracts entered into or modified after June 30, 2003 and for hedging relationships designated after June 30, 2003. The adoption of SFAS No. 149 had no impact on the Company's consolidated financial position, results of operations or cash flows.

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                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- CONTINUED


NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

FASB Derivatives Implementation Group Issue No. B36 -- Embedded Derivatives:
Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments

In April 2003, the FASB's Derivatives Implementation Group (DIG) released SFAS No. 133 Implementation Issue No. B36, "Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness
of the Obligor under Those Instruments" (DIG B36).   DIG B36 addresses whether
SFAS No. 133 requires bifurcation of a debt instrument into a debt host contract and an embedded derivative if the debt instrument incorporates both interest rate risk and credit risk exposures that are unrelated or only partially related to the creditworthiness of the issuer of that instrument. Under DIG B36, modified coinsurance and coinsurance with funds withheld reinsurance agreements as well as other types of receivables and payables where interest and/or other investment results are determined by reference to a specific pool of assets or a total return debt index are examples of arrangements containing embedded derivatives requiring bifurcation under SFAS No. 133. Under SFAS No. 133, bifurcation requires that the embedded derivative be held at fair value and that changes in fair value be charged or credited to income. The effective date of DIG B36 was October 1, 2003.

On October 1, 2003, the Company adopted DIG B36 and determined that certain of its reinsurance contracts contain embedded derivatives. In accordance with DIG B36, the Company bifurcated each of the contracts into its debt host and embedded derivative (total return swap) and recorded the embedded derivative at fair value on the balance sheet with changes in fair value recorded in income.
 In the case of the Company, DIG B36 results in the establishment of derivative liabilities based on the fair value of all the underlying assets of the respective contracts, including both the assets recorded at amortized cost and the assets recorded at fair value on the balance sheet. With respect to the underlying assets held at amortized cost, current guidance does not permit adjustments to record the fair value of all of these assets. However, the Company's implementation of DIG B36 required embedded derivatives based on the fair value of those assets to be recorded in income. The Company recorded derivative liabilities aggregating $10.5 million based on the fair value of the assets underlying these contracts. Of this total liability, $5.6 million related to assets held at amortized cost without any adjustment recorded to recognize the change in the fair value of the asset. The adoption of DIG B36 resulted in a decrease in earnings of $6.5 million (net of tax of $3.5 million) as of October 1, 2003, which the Company recorded through net income as a cumulative effect of an accounting change.

SFAS No. 148 -- Accounting for Stock-Based Compensation -Transition and Disclosure, an amendment of FASB Statement No. 123

In December 2002, the FASB issued SFAS No. 148, "Accounting for Stock-Based Compensation -Transition and Disclosure, an amendment of FASB Statement No. 123." SFAS No. 148 provides alternative methods of transition for a voluntary change to the fair value method of accounting for stock-based employee compensation which is an optional alternative method of accounting presented in SFAS No. 123, "Accounting for Stock Based Compensation." In addition, SFAS No. 148 amends the disclosure requirements of SFAS No. 123 to require more prominent disclosures in both annual and interim financial statements about the method of accounting for stock-based employee compensation and the effect of the method used on reported results. SFAS No. 148's amendment of the transition and annual disclosure provisions of SFAS No. 123 is effective for fiscal years ending after December 2002. The Company's parent adopted the fair value provisions of SFAS No. 123 on January 1, 2003 and utilized the transition provisions described in SFAS No. 148, on a prospective basis to awards granted after December 31, 2002. As a result of the adoption, JHFS allocated $0.1 million of expenses to the Company.

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                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- CONTINUED


NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

For the periods prior to January 1, 2003, Accounting Principles Board Opinion
(APB) No. 25, "Accounting for Stock Issued to Employees" was applied. APB No. 25 provides guidance on how to account for the issuance of stock and stock options to employees. Under APB No. 25, Compensation cost for stock options, if any, is measured as the excess of the quoted market price of JHFS' stock at the date of grant over the amount an employee must pay to acquire the stock under APB No. 25. Compensation cost is recognized over the requisite vesting periods based on market value on the date of grant. APB No. 25 was amended by SFAS No. 123 to require pro forma disclosures of net income and earnings per share as if a "fair value" based method was used.

FASB Interpretation No. 45 -- Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others

In November 2002, the FASB issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others" (FIN 45). FIN 45 requires certain types of guarantees to be recorded by the guarantor as liabilities, at fair value. This differs from current practice, which generally requires recognition of a liability only when a potential loss is deemed to be probable and is reasonably estimable in amount. FIN 45 does not apply to guarantees that are accounted for under existing insurance accounting principles. FIN 45 requires more extensive disclosures of certain other types of guarantees, including certain categories of guarantees which are already accounted for under specialized accounting principles, such as SFAS No. 133, even when the likelihood of making any payments under the guarantee is remote.

FIN 45's disclosure requirements are effective for financial statements of interim or annual periods ending after December 31, 2002. Initial recognition and initial measurement provisions were applicable on a prospective basis to guarantees issued or modified after December 31, 2002. The Company has no disclosable guarantees and the adoption of FIN 45 had no impact on the Company's consolidated financial position, results of operations or cash flows.

SFAS No. 146 -- Accounting for Costs Associated with Exit or Disposal Activities

In June 2002, the FASB issued SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities." SFAS No. 146 requires recognition of a liability for exit or disposal costs, including restructuring costs, when the liability is incurred rather than at the date of an entity's commitment to a formal plan of action. SFAS No. 146 applies to one-time termination benefits provided to current employees that are involuntarily terminated under the terms of a one-time benefit arrangement. An ongoing benefit arrangement is presumed to exist if a company has a past practice of providing similar benefits. SFAS No. 146 is effective for exit or disposal activities that are initiated after December 31, 2002. The adoption of SFAS No. 146 had no impact on the Company's consolidated financial position, results of operations or cash flows.

Issue 01-10 -- Accounting for the Impact of the Terrorist Attacks of September 11, 2001

In September 2001, the FASB's Emerging Issues Task Force reached a consensus on Issue 01-10, "Accounting for the Impact of the Terrorist Attacks of September 11, 2001." Issue 01-10 presents guidance relative to accounting for and financial reporting of the events of September 11, 2001 (the Events), including both how and when to measure, record and report losses and any resulting liabilities which are directly attributable to the Events. Based on a comprehensive review of the Company's operations, the Company believes that the Events had no material financial impact on the Company's consolidated financial position, results of operations or cash flows.

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                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- CONTINUED


NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

SFAS No. 142 -- Goodwill and Other Intangible Assets

In January 2002, the Company adopted SFAS No. 142, "Goodwill and Other Intangible Assets." SFAS No. 142 requires that goodwill and other intangible assets deemed to have indefinite lives no longer be amortized to earnings, but instead be reviewed at least annually for impairment. Intangible assets with definite lives will continue to be amortized over their useful lives. SFAS No. 142 was effective January 1, 2002. The Company has no goodwill, or other purchased indefinite-lived intangible assets subject to SFAS No. 142 and, therefore, the adoption of SFAS No. 142 had no impact on the Company's consolidated financial position, results of operations or cash flows.

SFAS No. 141 -- Business Combinations

In June 2001, the FASB issued SFAS No. 141, "Business Combinations." SFAS No. 141 requires that all business combinations be accounted for under a single method, the purchase method. Use of the pooling-of-interests method is no longer permitted. SFAS No. 141 also clarifies the criteria to recognize intangible assets separately from goodwill, and prohibits the amortization of goodwill relating to acquisitions completed after July 1, 2001. SFAS No. 141 was effective for business combinations initiated after June 30, 2001. The adoption of SFAS No. 141 did not have a material effect on the Company's consolidated financial position, results of operations or cash flows.

Issue No. 99-20 -- Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets

In January, 2001, the FASB's Emerging Issues Task Force (EITF) reached a consensus on Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." Issue 99-20 requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and specifies evaluation methods with which to evaluate these securities for an other-than-temporary decline in value. The adoption of EITF 99-20 did not have a material financial impact on the Company's consolidated financial position, results of operations or cash flows.

SFAS No. 140 -- Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities

In September 2000, the FASB issued SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which replaces SFAS No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities." SFAS No. 140 provides new accounting and reporting standards which are based on consistent application of a financial components approach that focuses on control. Under this approach, after a transfer of financial assets, the Company recognizes the financial and servicing assets it controls and the liabilities it has incurred, derecognizes financial assets when control has been surrendered, and derecognizes liabilities when extinguished. SFAS No. 140 provides consistent standards for distinguishing transfers of financial assets that are sales from transfers that are secured borrowings. SFAS No. 140 was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The adoption of SFAS No. 140 did not have a material impact on the Company's consolidated financial position, results of operations or cash flows.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

CODIFICATION

In March 1998, the National Association of Insurance Commissioners (NAIC) adopted codified statutory accounting principles (Codification) effective January 1, 2001. Codification changes prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company and IPL used to prepare their statutory-basis financial statements. The states of domicile of the Company and IPL have adopted Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results effective January 1, 2001. The cumulative effect of changes in accounting principles adopted to conform to the requirements of Codification is reported as an adjustment to surplus in the statutory-basis financial statements as of January 1, 2001. The implementation of Codification increased the Company's statutory-basis capital and surplus and decreased IPL's statutory-basis capital and surplus. The Company and IPL remain in compliance with all regulatory and contractual obligations.

NOTE 2 -- RELATED PARTY TRANSACTIONS

John Hancock provides the Company with personnel, property, and facilities in carrying out certain of its corporate functions. John Hancock annually determines a fee (the parent company service fee) for these services and facilities based on a number of criteria, which are periodically revised to reflect continuing changes in the Company's operations. The parent company service fee is included in the Company's financial statements in deferred acquisition costs on the Company's balance sheets, as an investment expense in net investment income and in other operating costs and expenses within the Company's income statements. John Hancock charged the Company a service fee of $144.3 million, $161.8 million and $155.1 million for the year ended December 31, 2003, 2002 and 2001, respectively. As of December 31, 2003 and 2002, respectively, the Company owed John Hancock $57.4 million and $49.3 million related to these services, which is included in other liabilities. John Hancock has guaranteed that, if necessary, it will make additional capital contributions to prevent the Company's shareholder's equity from declining below $1.0 million.

In 2001 the Company sold $200 million of corporate owned life insurance (COLI) to John Hancock to provide insurance coverage on key management employees of John Hancock. The death benefit on this COLI product would cover the cost of replacing these employees, including recruiting, training, and development. No such transaction occurred in 2002 and 2003.

The Company has a modified coinsurance agreement with John Hancock to reinsure 50% of 1994 through 2002 issues of flexible premium variable life insurance and scheduled premium variable life insurance policies. In connection with this agreement, John Hancock transferred to the Company $20.7 million, $42.0 million and $45.4 million of cash for the combined tax, commission and expense allowances for the years ended December 31, 2003, 2002 and 2001, respectively.
 This agreement decreased the Company's gain from operations before income taxes by $5.0 million, $1.1 million and $1.7 million for the years ended December 31, 2003, 2002 and 2001, respectively.

The Company has a modified coinsurance agreement with John Hancock to reinsure 50% of the Company's 1995 in-force block and 50% of 1996 and all future issue years of certain retail annuity contracts. In connection with this agreement, the Company is holding a deposit liability of $115.6 million and $115.2 million as of December 31, 2003 and 2002, respectively. This agreement had no impact on the Company's results of operations.

Effective January 1, 1997, the Company entered into a stop-loss agreement with John Hancock to reinsure mortality claims in excess of 100% of expected mortality claims for all policies that are not reinsured under any other indemnity agreement. In connection with the agreement, John Hancock received $0.8 million, $0.8 million and $0.4 million from the Company in 2003, 2002 and 2001, respectively. This agreement decreased the Company's gain from operations before income taxes by $0.8 million for the years 2003, 2002, and 2001, respectively.

At December 31, 2003 and 2002, the Company had a $250.0 million line of credit with an affiliate, John Hancock Financial Services, Inc. At December 31, 2003 and 2002, the Company had no outstanding borrowings under this agreement.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 2 -- RELATED PARTY TRANSACTIONS -- (CONTINUED)

John Hancock allocates a portion of the expenses related to its employee welfare plans to the Company. The amounts allocated to the Company were credits of $ 6.0 million, $9.3 million and $10.4 million in 2003, 2002 and 2001, respectively. The pension plan prepaid expense allocated to the Company amounted to $76.4 million and $72.6 million at December 31, 2003 and 2002, respectively.

NOTE 3 -- INVESTMENTS

The following information summarizes the components of net investment income and net realized investment and other gains (losses), net:

                                                      YEARS ENDED DECEMBER 31,
                                                      -------------------------
                                                       2003     2002      2001
                                                      -------  -------  ---------
                                                            (IN MILLIONS)
NET INVESTMENT INCOME
Fixed maturities. . . . . . . . . . . . . . . . . .   $242.3   $201.3    $160.1
Equity securities . . . . . . . . . . . . . . . . .      0.8      0.1       0.3
Mortgage loans on real estate . . . . . . . . . . .     52.4     46.8      42.3
Real estate . . . . . . . . . . . . . . . . . . . .      4.6      4.5       2.3
Policy loans. . . . . . . . . . . . . . . . . . . .     20.3     20.9      21.1
Short-term investments. . . . . . . . . . . . . . .      1.2      1.6       6.3
Other . . . . . . . . . . . . . . . . . . . . . . .      6.8      2.5       3.3
                                                      ------   ------    ------
Gross investment income . . . . . . . . . . . . . .    328.4    277.7     235.7
 Less investment expenses . . . . . . . . . . . . .     12.1      7.6       8.7
                                                      ------   ------    ------
 Net investment income. . . . . . . . . . . . . . .   $316.3   $270.1    $227.0
                                                      ======   ======    ======
NET REALIZED INVESTMENT AND OTHER GAINS (LOSSES),
 NET OF RELATED AMORTIZATION OF DEFERRED POLICY
 ACQUISITION COSTS
Fixed maturities. . . . . . . . . . . . . . . . . .   $(10.3)  $(39.9)   $(25.1)
Equity securities . . . . . . . . . . . . . . . . .      3.6      2.5       3.8
Mortgage loans on real estate and real estate . . .     (3.2)     0.8      (1.2)
Derivatives and other invested assets . . . . . . .    (20.3)     8.3      12.0
Amortization adjustment for deferred policy
 acquisition costs. . . . . . . . . . . . . . . . .      5.4      7.5       1.5
                                                      ------   ------    ------
Net realized investment and other losses, net of
 related amortization of deferred policy acquisition
 costs. . . . . . . . . . . . . . . . . . . . . . .   $(24.8)  $(20.8)   $ (9.0)
                                                      ======   ======    ======


Gross gains of $38.2 million, $12.7 million, and $6.5 million and gross losses of $8.8 million, $13.3 million, and $3.3 million in 2003, 2002 and 2001, respectively, were realized on the sale of available-for-sale securities.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 3 -- INVESTMENTS -- (CONTINUED)

The Company's investments in held-to-maturity securities and available-for-sale securities are summarized below:

                                               GROSS       GROSS
                                  AMORTIZED  UNREALIZED  UNREALIZED     FAIR
                                    COST       GAINS       LOSSES      VALUE
                                  ---------  ----------  ----------  ----------
                                                 (IN MILLIONS)
DECEMBER 31, 2003
HELD-TO-MATURITY:
Corporate securities. . . . . .   $   71.0     $  0.3     $ (0.4)     $   70.9
Mortgage-backed securities. . .        7.7        0.2         --           7.9
                                  --------     ------     ------      --------
 Total. . . . . . . . . . . . .   $   78.7     $  0.5     $ (0.4)     $   78.8
                                  ========     ======     ======      ========
AVAILABLE-FOR-SALE:
Corporate securities. . . . . .   $3,080.0     $181.2     $(26.3)     $3,234.9
Mortgage-backed securities. . .      502.4       20.9      (12.4)        510.9
Obligations of states and
 political subdivisions . . . .       12.5        0.3         --          12.8
Debt securities issued by
 foreign governments. . . . . .        2.2        0.3         --           2.5
U.S. Treasury securities and
 obligations of U.S. government
 corporations and agencies. . .       24.4        1.4         --          25.8
                                  --------     ------     ------      --------
Total fixed maturities. . . . .    3,621.5      204.1      (38.7)      3,786.9
Equity securities . . . . . . .       39.6        2.1         --          41.7
                                  --------     ------     ------      --------
 Total. . . . . . . . . . . . .   $3,661.1     $206.2     $(38.7)     $3,828.6
                                  ========     ======     ======      ========
DECEMBER 31, 2002
HELD-TO-MATURITY:
Corporate securities. . . . . .   $   72.8     $  0.2     $ (0.8)     $   72.2
Mortgage-backed securities. . .       11.0        0.4       (0.3)         11.1
                                  --------     ------     ------      --------
 Total. . . . . . . . . . . . .   $   83.8     $  0.6     $ (1.1)     $   83.3
                                  ========     ======     ======      ========
AVAILABLE-FOR-SALE:
Corporate securities. . . . . .   $2,426.5     $127.3     $(82.3)     $2,471.5
Mortgage-backed securities. . .      489.9       28.6      (14.1)        504.4
Obligations of states and
 political subdivisions . . . .        6.2        0.3         --           6.5
Debt securities issued by
 foreign governments. . . . . .        3.6        0.3       (0.1)          3.8
U.S. Treasury securities and
 obligations of U.S. government
 corporations and agencies. . .       23.1        2.0         --          25.1
                                  --------     ------     ------      --------
Total fixed maturities. . . . .    2,949.3      158.5      (96.5)      3,011.3
Equity securities . . . . . . .       11.1        0.9       (0.1)         11.9
                                  --------     ------     ------      --------
 Total. . . . . . . . . . . . .   $2,960.4     $159.4     $(96.6)     $3,023.2
                                  ========     ======     ======      ========

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 3 -- INVESTMENTS -- (CONTINUED)

The amortized cost and fair value of fixed maturities at December 31, 2003, by contractual maturity, are shown below:

                                                          AMORTIZED     FAIR
                                                            COST       VALUE
                                                          ---------  ----------
                                                             (IN MILLIONS)
HELD-TO-MATURITY:
Due in one year or less . . . . . . . . . . . . . . . .   $    0.1    $    0.1
Due after one year through five years . . . . . . . . .        1.8         1.8
Due after five years through ten years. . . . . . . . .       15.4        15.4
Due after ten years . . . . . . . . . . . . . . . . . .       53.7        53.6
                                                          --------    --------
                                                              71.0        70.9
Mortgage-backed securities. . . . . . . . . . . . . . .        7.7         7.9
                                                          --------    --------
 Total. . . . . . . . . . . . . . . . . . . . . . . . .   $   78.7    $   78.8
                                                          ========    ========
AVAILABLE-FOR-SALE:
Due in one year or less . . . . . . . . . . . . . . . .   $  146.7    $  152.1
Due after one year through five years . . . . . . . . .      987.5     1,039.7
Due after five years through ten years. . . . . . . . .    1,206.8     1,281.6
Due after ten years . . . . . . . . . . . . . . . . . .      778.1       802.6
                                                          --------    --------
                                                           3,119.1     3,276.0
Mortgage-backed securities. . . . . . . . . . . . . . .      502.4       510.9
                                                          --------    --------
 Total. . . . . . . . . . . . . . . . . . . . . . . . .   $3,621.5    $3,786.9
                                                          ========    ========


Expected maturities may differ from contractual maturities because eligible borrowers may exercise their right to call or prepay obligations with or without call or prepayment penalties.

The Company participates in a securities lending program for the purpose of enhancing income on securities held. At December 31, 2003 and 2002, $212.5 million and $169.9 million, respectively, of the Company's bonds and stocks, at market value, were on loan to various brokers/dealers, but were fully collateralized by cash and U.S. government securities in an account held in trust for the Company. The market value of the loaned securities is monitored on a daily basis, and the Company obtains additional collateral when deemed appropriate.

Bonds with amortized cost of $18.6 million were non-income producing for year ended December 31, 2003.

No significant depreciation expense on investment real estate was recorded for the years ended December 31, 2003 and 2002. Depreciation expense on investment real estate was $0.3 million in 2001. Accumulated depreciation was $1.7 million, and $2.8 million at December 31, 2003, and 2002, respectively.

ANALYSIS OF UNREALIZED LOSSES ON FIXED MATURITY SECURITIES

The Company relies on its Parent's, JHFS', process to identify securities that
could potentially have an impairment that is other than temporary.   This
process involves monitoring market events that could impact issuers' credit ratings, business climate, management changes, litigation and government actions, and other similar factors. This process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 3 -- INVESTMENTS -- (CONTINUED)

At the end of each quarter, JHFS' Investment Review Committee reviews all securities where market value is less than ninety percent of amortized cost for three months or more to determine whether impairments need to be taken. This committee includes the head of workouts, the head of each industry team, the head of portfolio management, the JHFS Chief Investment Officer and the JHFS Corporate Risk Officer who reports to the JHFS Chief Financial Officer. The analysis focuses on each issuer's or project's ability to service its debts in a timely fashion and the length of time the security has been trading below cost. The results of this analysis are reviewed by the Life Company's Committee of Finance, a subcommittee of the Life Company's Board of Directors, quarterly. This quarterly process includes a fresh assessment of the credit quality of each investment in the entire fixed maturities portfolio.

Through JHFS' Investment Review Committee, the Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer, including the current and future impact of any specific events; and
(3) the Company's ability and intent to hold the security to maturity or until it recovers in value. To the extent the Company determines that a security is deemed to be other than temporarily impaired, the difference between amortized cost and fair value would be charged to earnings.

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if an impairment is other than temporary. These risks and uncertainties include (1) the risk that our assessment of an issuer's ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer, (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated, (3) fraudulent information could be provided to our investment professionals who determine the fair value estimates and other than temporary impairments, and (4) the risk that new information obtained by us or changes in other facts and circumstances lead us to change our intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a charge to earnings in a future period.

                          UNREALIZED LOSSES ON ASSETS

                                                                          AS OF DECEMBER 31, 2003
                                                                        ---------------------------
                                                  LESS THAN 12 MONTHS           12 MONTHS OR MORE                  TOTAL
                                              ---------------------------  ---------------------------  ------------------------
                                              CARRYING VALUE               CARRYING VALUE               CARRYING VALUE
                                               OF SECURITIES                OF SECURITIES                OF SECURITIES
                                                WITH GROSS     UNREALIZED    WITH GROSS     UNREALIZED    WITH GROSS      UNREALIZED
                                              UNREALIZED LOSS    LOSSES    UNREALIZED LOSS    LOSSES    UNREALIZED LOSS     LOSSES
                                              ---------------  ----------  ---------------  ----------  ---------------  -----------
DESCRIPTION OF SECURITIES:
Federal agency mortgage backed securities. .      $ 92.0        $ (6.6)        $ 54.8        $ (5.8)        $146.8         $(12.4)
Corporate bonds. . . . . . . . . . . . . . .       378.1         (12.1)         283.1         (14.6)         661.2          (26.7)
                                                  ------        ------         ------        ------         ------         ------
Total debt securities. . . . . . . . . . . .       470.1         (18.7)         337.9         (20.4)         808.0          (39.1)
Common stocks. . . . . . . . . . . . . . . .          --            --            2.3            --            2.3             --
                                                  ------        ------         ------        ------         ------         ------
Total. . . . . . . . . . . . . . . . . . . .      $470.1        $(18.7)        $340.2        $(20.4)        $810.3         $(39.1)
                                                  ======        ======         ======        ======         ======         ======


The table above shows the Company's securities that were in a loss position at December 31, 2003 for more than one year and less than one year. Gross unrealized losses consist of a hedging adjustment, the impact of interest rates on the non hedged portion of the portfolio, and the impact of creditworthiness.
 Unrealized losses from hedging adjustments represent the amount of the unrealized loss that results from the security being designated as a hedged item in a fair value hedge. When a security is so designated, its cost basis is adjusted in response to movements in interest rates. These adjustments, which are non-cash and reverse over time as the asset and derivative mature, impact the amount of unrealized loss on a security. The remaining portion of the gross unrealized loss represents the impact of interest rates on the non-hedged portion of the portfolio and unrealized losses due to creditworthiness on the total fixed maturity portfolio.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 3 -- INVESTMENTS -- (CONTINUED)

At December 31, 2003, the fixed maturity securities had a total gross unrealized loss of $39.1 million excluding basis adjustments related to hedging relationships. Of this total, $20.4 million are due to securities that have had various amounts of unrealized loss for more than twelve months. Of the total unrealized losses, $20.1 million comes from securities rated investment grade. Unrealized losses on investment grade securities principally relate to changes in interest rates or changes in credit spreads since the securities were acquired. Credit rating agencies statistics indicate that investment grade securities have been found to be less likely to develop credit concerns.

Unrealized losses can be created by rising interest rates or by rising credit concerns and hence widening credit spreads. Credit concerns are apt to play a larger role in the unrealized loss on below investment grade bonds. The gross unrealized losses on below investment grade fixed maturity securities declined to $19.1 million at December 31, 2003 primarily due to the easing of credit concerns and the resulting spread tightening. Although the gross unrealized losses on below investment grade fixed maturity securities are approximately 50% of the total unrealized losses, they only represent 1.4% of the total carrying value of fixed maturity securities with gross unrealized losses.

MORTGAGE LOANS ON REAL ESTATE

Mortgage loans on real estate are evaluated periodically as part of the Company's loan review procedures and are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. The allowance for losses is maintained at a level believed adequate by management to absorb estimated probable credit losses that exist at the balance sheet date. Management's periodic evaluation of the adequacy of the allowance for losses is based on the Company's past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. This evaluation is inherently subjective as it requires estimating the amounts and timing of future cash flows expected to be received on impaired loans that may be susceptible to significant change.

Changes in the allowance for probable losses on mortgage loans on real estate and real estate to be disposed of are summarized below.

                                                       BALANCE AT                          BALANCE AT
                                                       BEGINNING                             END OF
                                                        OF YEAR    ADDITIONS  DEDUCTIONS      YEAR
                                                       ----------  ---------  ----------  ------------
                                                                       (IN MILLIONS)
Year ended December 31, 2003
 Mortgage loans on real estate . . . . . . . . . . .      $2.9       $0.2        $0.6         $2.5
 Real estate to be disposed of . . . . . . . . . . .        --         --          --           --
                                                          ----       ----        ----         ----
 Total . . . . . . . . . . . . . . . . . . . . . . .      $2.9       $0.2        $0.6         $2.5
                                                          ====       ====        ====         ====
Year ended December 31, 2002
 Mortgage loans on real estate . . . . . . . . . . .      $5.5         --        $2.6         $2.9
 Real estate to be disposed of . . . . . . . . . . .       0.8         --         0.8            -
                                                          ----       ----        ----         ----
 Total . . . . . . . . . . . . . . . . . . . . . . .      $6.3         --        $3.4         $2.9
                                                          ====       ====        ====         ====
Year ended December 31, 2001
 Mortgage loans on real estate . . . . . . . . . . .      $5.0       $1.7        $1.2         $5.5
 Real estate to be disposed of . . . . . . . . . . .       0.7        0.1          --          0.8
                                                          ----       ----        ----         ----
 Total . . . . . . . . . . . . . . . . . . . . . . .      $5.7       $1.8        $1.2         $6.3
                                                          ====       ====        ====         ====

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 3 -- INVESTMENTS -- (CONTINUED)

At December 31, 2003 and 2002 the total recorded investment in mortgage loans that are considered to be impaired under SFAS No. 114, "Accounting by Creditors for Impairment of a Loan," along with the related provision for losses were as follows:

                                                                DECEMBER 31,
                                                                -------------
                                                                 2003    2002
                                                                ------  -------
                                                                (IN MILLIONS)
Impaired mortgage loans on real estate with provision for
 losses . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.8       --
Provision for losses. . . . . . . . . . . . . . . . . . . . .   (0.2)      --
                                                                ----
Net impaired mortgage loans on real estate. . . . . . . . . .    0.6       --
                                                                ====


The average investment in impaired loans and the interest income recognized on impaired loans were as follows:

                                                    YEARS ENDED DECEMBER 31,
                                                    -------------------------
                                                     2003     2002      2001
                                                    -------  -------  ---------
                                                          (IN MILLIONS)
Average recorded investment in impaired loans . .    $0.4     $1.2      $3.3
Interest income recognized on impaired loans. . .      --       --       0.5


The payment terms of mortgage loans on real estate may be restructured or modified from time to time. Generally, the terms of the restructured mortgage loans call for the Company to receive some form or combination of an equity participation in the underlying collateral, excess cash flows or an effective yield at the maturity of the loans sufficient to meet the original terms of the loans.

Restructured mortgage loans aggregated $11.9 million as of December 31, 2003 and
$3.5 million as of December 31, 2002.   The expected gross interest income that
would have been recorded had the loans been current in accordance with the original loan agreements and the actual interest income recorded was as follows:

                                                                                YEARS ENDED DECEMBER 31,
                                                                                -------------------------
                                                                                 2003     2002      2001
                                                                                -------  -------  ---------
                                                                                      (IN MILLIONS)
Expected. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $0.5     $0.3      $0.4
Actual. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     0.4      0.2       0.4


At December 31, 2003, the mortgage portfolio was diversified by geographic region and specific collateral property type as displayed below:

                                                                CARRYING AMOUNT  GEOGRAPHIC                   CARRYING AMOUNT
PROPERTY TYPE                                                    (IN MILLIONS)   CONCENTRATION                 (IN MILLIONS)
--------------------------------------------------------------  ---------------  -------------------------   -----------------
Apartments. . . . . . . . . . . . . . . . . . . . . . . . . .       $102.6       East North Central. . . .        $ 94.7
Hotels. . . . . . . . . . . . . . . . . . . . . . . . . . . .         24.0       East South Central. . . .          34.7
Industrial. . . . . . . . . . . . . . . . . . . . . . . . . .        131.8       Middle Atlantic . . . . .          63.6
Office buildings. . . . . . . . . . . . . . . . . . . . . . .        173.5       Mountain. . . . . . . . .          55.3
Retail. . . . . . . . . . . . . . . . . . . . . . . . . . . .        150.8       New England . . . . . . .          75.0
Mixed Use . . . . . . . . . . . . . . . . . . . . . . . . . .         55.4       Pacific . . . . . . . . .         207.4
Agricultural. . . . . . . . . . . . . . . . . . . . . . . . .        224.6       South Atlantic. . . . . .         234.0
Other . . . . . . . . . . . . . . . . . . . . . . . . . . . .         22.8       West North Central. . . .          26.3
                                                                                 West South Central. . . .          89.7
                                                                                 Canada/Other. . . . . . .           4.8
Allowance for losses. . . . . . . . . . . . . . . . . . . . .         (2.5)      Allowance for losses. . .          (2.5)
                                                                    ------                                        ------
Total . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $883.0       Total . . . . . . . . . .        $883.0
                                                                    ======                                        ======

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 4 -- DERIVATIVES AND HEDGING INSTRUMENTS

The Company uses various derivative instruments to hedge and manage its exposure to changes in interest rate levels, foreign exchange rates, and equity market prices, and to manage the duration of assets and liabilities.

The fair value of derivative instruments classified as assets at December 31, 2003 and 2002 was $6.3 million and $6.4 million, and appears on the consolidated balance sheet in other assets. The fair value of derivative instruments classified as liabilities at December 31, 2003 and 2002 was $63.1 million and $45.8 million and appears on the consolidated balance sheet in other liabilities.

FAIR VALUE HEDGES

The Company uses interest rate futures contracts and interest rate swap agreements as part of its overall strategies of managing the duration of assets and liabilities or the average life of certain asset portfolios to specified targets. Interest rate swap agreements are contracts with a counterparty to exchange interest rate payments of a differing character (e.g., fixed-rate payments exchanged for variable-rate payments) based on an underlying principal balance (notional principal). The net differential to be paid or received on interest rate swap agreements and currency rate swap agreements is accrued and recognized as a component of net investment income.

The Company enters into purchased interest rate cap agreements and interest rate floor agreements to manage the interest rate exposure of options that are embedded in certain assets and liabilities. Purchased interest rate cap and floor agreements are contracts with a counterparty which require the payment of a premium for the right to receive payments for the difference between the cap or floor interest rate and a market interest rate on specified future dates based on an underlying principal balance (notional principal). Amounts earned on interest rate cap and floor agreements are recorded as an adjustment to net investment income.

The Company uses equity collar agreements to reduce its equity market exposure with respect to certain common stock investments that the Company holds. A collar consists of a written call option that limits the Company's potential for gain from appreciation in the stock price as well as a purchased put option that limits the Company's potential for loss from a decline in the stock price.

Currency rate swap agreements are used to manage the Company's exposure to foreign exchange rate fluctuations. Currency rate swap agreements are contracts to exchange the currencies of two different countries at the same rate of exchange at specified future dates. The net differential to be paid or received on currency rate swap agreements is accrued and recognized as a component of net investment income.

In 2003 and 2002, the Company recognized net loss of $4.0 million and a net gain of $0.9 million, respectively, related to the ineffective portion of its fair value hedges, and no net gain for either period, related to the portion of the hedging instruments that were excluded from the assessment of hedge effectiveness. Both of these amounts are recorded in net realized investment and other gains and losses. At December 31, 2003, all of the Company's hedged firm commitments qualified as fair value hedges.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 4 -- DERIVATIVES AND HEDGING INSTRUMENTS -- (CONTINUED)

DERIVATIVES NOT DESIGNATED AS HEDGING INSTRUMENTS

The Company enters into interest rate swap agreements, cancelable interest rate swap agreements, total return swaps, interest rate futures contracts, credit default swaps, and interest rate cap and floor agreements to manage exposure to interest rates as described above under Fair Value Hedges without designating the derivatives as hedging instruments.

In addition, the Company uses interest rate floor agreeements to hedge the interest rate risk associated with minimum interest rate guarantees in certain of its life insurance and annuity businesses without designating the derivatives as hedging instruments.

NOTE 5 -- INCOME TAXES

The Company is included in the consolidated federal income tax return of JHFS. The federal income taxes of the Company are allocated on a separate return basis with certain adjustments.

The components of income taxes were as follows:

                                                     YEAR ENDED DECEMBER 31,
                                                     ------------------------
                                                      2003    2002       2001
                                                     ------  --------  --------
                                                          (IN MILLIONS)
Current taxes:
 Federal . . . . . . . . . . . . . . . . . . . . .   $25.2   $ (9.8)    $30.1
 Foreign . . . . . . . . . . . . . . . . . . . . .     0.2     (0.2)       --
                                                     -----   ------     -----
                                                      25.4    (10.0)     30.1
Deferred taxes:
 Federal . . . . . . . . . . . . . . . . . . . . .    30.4     68.4      32.1
                                                     -----   ------     -----
Total income taxes . . . . . . . . . . . . . . . .   $55.8   $ 58.4     $62.2
                                                     =====   ======     =====

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 5 -- INCOME TAXES -- (CONTINUED)

A reconciliation of income taxes computed by applying the federal income tax rate to income before income taxes and the consolidated income tax expense charged to operations follows:

                                                    YEARS ENDED DECEMBER 31,
                                                    -------------------------
                                                     2003     2002      2001
                                                    -------  -------  ---------
                                                          (IN MILLIONS)
Tax at 35%. . . . . . . . . . . . . . . . . . . .   $59.5    $60.6     $73.0
Add (deduct):
 Equity base tax. . . . . . . . . . . . . . . . .      --       --      (9.0)
 Prior years taxes. . . . . . . . . . . . . . . .     1.2      2.2       2.1
 Tax credits. . . . . . . . . . . . . . . . . . .    (1.5)    (0.8)     (0.4)
 Foreign taxes. . . . . . . . . . . . . . . . . .     0.2      0.2        --
 Tax exempt investment income . . . . . . . . . .    (0.3)    (3.6)     (5.6)
 Other. . . . . . . . . . . . . . . . . . . . . .    (3.3)    (0.2)      2.1
                                                    -----    -----     -----
  Total income taxes. . . . . . . . . . . . . . .   $55.8    $58.4     $62.2
                                                    =====    =====     =====


The significant components of the Company's deferred tax assets and liabilities were as follows:

                                                                DECEMBER 31,
                                                               --------------
                                                                2003     2002
                                                               ------  --------
                                                               (IN MILLIONS)
DEFERRED TAX ASSETS:
Policy reserve adjustments . . . . . . . . . . . . . . . . .   $210.5   $250.0
Other employee benefits. . . . . . . . . . . . . . . . . . .     25.5     20.2
Book over tax basis of investments . . . . . . . . . . . . .     12.0     12.0
Other. . . . . . . . . . . . . . . . . . . . . . . . . . . .     12.1       --
                                                               ------   ------
 Total deferred tax assets . . . . . . . . . . . . . . . . .    260.1    282.2
                                                               ------   ------
DEFERRED TAX LIABILITIES:
Deferred policy acquisition costs. . . . . . . . . . . . . .    405.2    419.5
Depreciation . . . . . . . . . . . . . . . . . . . . . . . .      2.3      2.1
Basis in partnerships. . . . . . . . . . . . . . . . . . . .      0.1       --
Market discount on bonds . . . . . . . . . . . . . . . . . .      2.1      2.9
Lease income . . . . . . . . . . . . . . . . . . . . . . . .    102.9     71.5
Unrealized gains . . . . . . . . . . . . . . . . . . . . . .     42.3     12.8
Other. . . . . . . . . . . . . . . . . . . . . . . . . . . .       --     10.6
                                                               ------   ------
 Total deferred tax liabilities. . . . . . . . . . . . . . .    554.9    519.4
                                                               ------   ------
 Net deferred tax liabilities. . . . . . . . . . . . . . . .   $294.8   $237.2
                                                               ======   ======


The Company made income tax payments of $17.7 million and $27.2 million in 2003 and 2002, respectively and received an income tax refund of $32.4 million in 2001.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 6 -- REINSURANCE

The effect of reinsurance on premiums written and earned was as follows:

                                                                              2003               2002               2001
                                                                        ----------------   ----------------   ----------------
                                                                                 PREMIUMS           PREMIUMS            PREMIUMS
                                                                        WRITTEN   EARNED   WRITTEN   EARNED   WRITTEN    EARNED
                                                                        -------  --------  -------  --------  -------  ----------
                                                                                             (IN MILLIONS)
Life Insurance:
Direct. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $160.2   $160.2    $105.3   $105.3    $ 82.0    $ 82.0
Ceded . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    (93.0)   (93.0)    (46.8)   (46.8)    (21.9)    (21.9)
                                                                        ------   ------    ------   ------    ------    ------
Net life insurance premiums . . . . . . . . . . . . . . . . . . . . .   $ 67.2   $ 67.2    $ 58.5   $ 58.5    $ 60.1    $ 60.1
                                                                        ======   ======    ======   ======    ======    ======


For the year ended December 31, 2003, 2002 and 2001, benefits to policyholders under life ceded reinsurance contracts were $8.5 million, $7.9 million and $3.8 million, respectively.

Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar characteristics of the reinsurer.

The Company has a modified coinsurance agreement with John Hancock to reinsure 50% of 1994 through 2002 issues of flexible premium variable life insurance and scheduled premium variable life insurance policies. In addition, the Company has a second modified coinsurance agreement with John Hancock to reinsure 50% of the Company's 1995 in-force block and 50% of 1996 and all future issue years of certain retail annuity contracts. For additional detail regarding these agreements, refer to Note 2 -- Related Party Transactions.

NOTE 7 -- COMMITMENTS AND CONTINGENCIES

COMMITMENTS

The Company has extended commitments to purchase fixed maturity investments, other invested assets, preferred and common stock, and issue mortgage loans on real estate totaling $55.3 million, $58.7 million, $8.2 million and $101.7 million, respectively, at December 31, 2003. If funded, loans related to real estate mortgages would be fully collateralized by related properties. The Company monitors the creditworthiness of borrowers under long-term bond commitments and requires collateral as deemed necessary. The estimated fair values of the commitments described above aggregate $229.7 million at December 31, 2003. The majority of these commitments expire in 2004.

CONTINGENCIES

Class Action

During 1997, the Company entered into a court-approved settlement relating to a class action lawsuit involving certain individual life insurance policies sold from 1979 through 1996. In entering into the settlement, the Company specifically denied any wrongdoing. The total reserve held in connection with the settlement to provide for relief to class members and for legal and administrative costs associated with the settlement amounted to $0.7 million and $2.7 million at December 31, 2003 and 2002, respectively. The Company incurred no costs related to the settlement in 2003 or 2002. Costs incurred related to the settlement were $14.1 million in 2001. The estimated reserve is based on a number of factors, including the estimated cost per claim and the estimated costs to administer the claims.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 7 -- COMMITMENTS AND CONTINGENCIES -- (CONTINUED)

Administration of the ADR component of the settlement is substantially complete. Although some uncertainty remains as to the cost of the remaining claims in the final phase (i.e., arbitration) of the ADR process, it is expected that the final cost of the settlement will not differ materially from the amounts presently provided for by the Company.

Other Matters

In the normal course of its business operations, the Company is involved with litigation from time to time with claimants, beneficiaries and others, and a number of litigation matters were pending as of December 31, 2003. It is the opinion of management, after consultation with counsel, that the ultimate liability with respect to these claims, if any, will not materially affect the financial position or results of operations of the Company.

NOTE 8 -- SHAREHOLDER'S EQUITY

(a) Common Stock

The Company was established in 1979 as a stock insurance company with 50,000 shares outstanding, wholly owned by its parent, John Hancock Life Insurance Company. The Company has one class of capital stock, common stock ($50 par value, 50,000 shares authorized).

(b) Accumulated Other Comprehensive Income (Loss)

Changes in accumulated other comprehensive income (loss) for the years indicated are presented below:

                                                                 ACCUMULATED
                                                                    OTHER
                                                                COMPREHENSIVE
                                                               INCOME (LOSSES)
                                                              -----------------
                                                                (IN MILLIONS)
                                                              -----------------
Balance at January 1, 2001. . . . . . . . . . . . . . . . .        $ (2.2)
Gross unrealized gains (losses) (net of deferred income tax
 benefit of $7.2 million) . . . . . . . . . . . . . . . . .          11.8
Reclassification adjustment for gains (losses), realized in
 net income (net of tax
 expense of $1.1 million) . . . . . . . . . . . . . . . . .           2.1
Adjustment to deferred policy acquisition costs and present
 value of future profits
 (net of deferred income tax benefit of $3.2 million) . . .          (6.0)
                                                                   ------
Net unrealized gains (losses) . . . . . . . . . . . . . . .           7.9
Change in accounting principle. . . . . . . . . . . . . . .           7.2
                                                                   ------
Balance at December 31, 2001. . . . . . . . . . . . . . . .        $ 12.9
                                                                   ======
Balance at January 1, 2002. . . . . . . . . . . . . . . . .        $ 12.9
Gross unrealized gains (losses) (net of deferred income tax
 benefit of $12.9 million). . . . . . . . . . . . . . . . .          21.4
Reclassification adjustment for gains (losses), realized in
 net income (net of tax benefit of $0.2 million). . . . . .          (0.4)
Adjustment to deferred policy acquisition costs and present
 value of future profits
 (net of deferred income tax benefit of $6.7 million) . . .         (12.5)
                                                                   ------
Net unrealized gains (losses) . . . . . . . . . . . . . . .           8.5
                                                                   ------
Balance at December 31, 2002. . . . . . . . . . . . . . . .        $ 21.4
                                                                   ======

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 8 -- SHAREHOLDER'S EQUITY -- (CONTINUED)

                                                                 ACCUMULATED
                                                                    OTHER
                                                                COMPREHENSIVE
                                                               INCOME (LOSSES)
                                                              -----------------
                                                                (IN MILLIONS)
                                                              -----------------
Balance at January 1, 2003. . . . . . . . . . . . . . . . .        $ 21.4
Gross unrealized gains (losses) (net of deferred income tax
 expense of $27.4 million). . . . . . . . . . . . . . . . .          52.2
Reclassification adjustment for gains (losses), realized in
 net income (net of tax expense of $10.3 million) . . . . .          19.1
Adjustment to deferred policy acquisition costs and present
 value of future profits (net of deferred income tax benefit
 of $8.2  million). . . . . . . . . . . . . . . . . . . . .         (15.1)
                                                                   ------
Net unrealized gains (losses) . . . . . . . . . . . . . . .          56.2
                                                                   ------
Balance at December 31, 2003. . . . . . . . . . . . . . . .        $ 77.6
                                                                   ======


Net unrealized investment gains (losses), included in the consolidated balance sheet as a component of shareholder's equity, are summarized as follows:

                                                                               2003     2002      2001
                                                                              -------  -------  ---------
                                                                                   (IN MILLIONS)
Balance, end of year comprises:
 Unrealized investment gains (losses) on:
  Fixed maturities. . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $165.4   $ 62.0    $ 20.6
  Equity investments. . . . . . . . . . . . . . . . . . . . . . . . . . . .      2.1      0.8       1.0
  Other . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1.9     (2.4)      5.2
                                                                              ------   ------    ------
Total . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    169.4     60.4      26.8
Amounts of unrealized investment (gains) losses attributable to:
 Deferred policy acquisition cost and present value of future profits . . .    (49.5)   (26.2)     (7.1)
 Deferred federal income taxes. . . . . . . . . . . . . . . . . . . . . . .    (42.3)   (12.8)     (6.8)
                                                                              ------   ------    ------
Total . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    (91.8)   (39.0)    (13.9)
                                                                              ------   ------    ------
Net unrealized investment gains (losses). . . . . . . . . . . . . . . . . .   $ 77.6   $ 21.4    $ 12.9
                                                                              ======   ======    ======


(c) Statutory Results

The Company adopted the new codified statutory accounting principles (Codification) effective January 1, 2001. Codification changes prescribe statutory accounting practices and results in changes to the accounting practices that the Company and its domestic life insurance subsidiary use to prepare their statutory-basis financial statements.

The Company and its domestic insurance subsidiary prepare their statutory-basis financial statements in accordance with accounting practices prescribed or permitted by the state of domicile. For the Company, the Commonwealth of Massachusetts only recognizes statutory accounting practices prescribed or permitted by Massachusetts insurance regulations and laws. The National Association of Insurance Commissioners' "Accounting Practices and Procedures" manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by Massachusetts. The Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 8 -- SHAREHOLDER'S EQUITY -- (CONTINUED)

The Company received permission from the Division to continue carrying the administrative rating symbol of Z for a selected group of securities at December 31, 2003. As of March 4, 2004, 89% of the outstanding principal balance of these securities have been rated as by the Securities Valuation Office (SVO), and the remaining balance of these securities have a high probability of being rated in the first quarter of 2004. As a result of this permitted practice, the Company's reported capital and surplus increased by less than 2%.

There were no other permitted practices.

Statutory net income and surplus include the accounts of the Company.

                                                                      2003    2002     2001
                                                                     ------  ------  --------
                                                                         (IN MILLIONS)
Statutory net income . . . . . . . . . . . . . . . . . . . . . . .   $ 82.1  $ 52.7   $  4.0
Statutory surplus. . . . . . . . . . . . . . . . . . . . . . . . .    669.4   589.6    561.0


Massachusetts has enacted laws governing the payment of dividends by insurers. Under Massachusetts insurance law, no insurer may pay any shareholder dividends from any source other than statutory unassigned funds without the prior approval of Massachusetts Commissioner of Insurance. Massachusetts law also limits the dividends an insurer may pay in any twelve month period, without the prior permission of the Commonwealth of Massachusetts Insurance Commissioner, to the greater of (i) 10% of its statutory policyholders' surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year, if such insurer is a life company.

NOTE 9 -- SEGMENT INFORMATION

The Company's reportable segments are strategic business units offering different products and services. The reportable segments are managed separately, as they focus on different products, markets or distribution channels.

PROTECTION SEGMENT. Offers a variety of individual life insurance, including participating whole life, term life, universal life and variable life insurance. Products are distributed through multiple distribution channels, including insurance agents and brokers and alternative distribution channels that include banks, financial planners, direct marketing and the Internet.

ASSET GATHERING SEGMENT. Offers individual fixed and variable annuities. This segment distributes its products through distribution channels including insurance agents and brokers affiliated with the Company, securities brokerage firms, financial planners, and banks.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies. Allocations of net investment income are based on the amount of assets allocated to each segment. Other costs and operating expenses are allocated to each segment based on a review of the nature of such costs, cost allocations utilizing time studies, and other relevant allocation methodologies.

Management of the Company evaluates performance based on segment after-tax operating income, which excludes the effect of net realized investment and other gains (losses) and unusual or non-recurring events and transactions. Segment after-tax operating income is determined by adjusting GAAP net income for net realized investment and other gains (losses), including gains and losses on disposals of businesses and certain other items which management believes are not indicative of overall operating trends. While these items may be significant components in understanding and assessing the Company's financial performance, management believes that the presentation of after-tax operating income enhances its understanding of the Company's results of operations by highlighting net income attributable to the normal, recurring operations of the business.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 9 -- SEGMENT INFORMATION -- (CONTINUED)

Amounts reported as segment adjustments in the tables below primarily relate to:
(i) certain net realized investment and other gains (losses), net of related amortization adjustment for deferred policy acquisition costs; (ii) benefits to policyholders and expenses incurred relating to the settlement of a class action lawsuit against the Company involving certain individual life insurance policies sold from 1979 through 1996; (iii) restructuring costs related to our distribution systems and retail operations; (iv) the surplus tax on mutual life insurance companies that was allocated by John Hancock to the Company; (v) a charge for certain one time costs associated with John Hancock's demutualization process; and (vi) cumulative effect of an accounting change.

The following table summarizes selected financial information by segment for the year ended or as of December 31 and reconciles segment revenues and segment after-tax operating income to amounts reported in the consolidated statements of income:

                                                            ASSET
YEAR ENDED DECEMBER 31, 2003                  PROTECTION  GATHERING   CONSOLIDATED
----------------------------------------      ----------  ---------  --------------
                                                         (IN MILLIONS)
REVENUES:
Revenue from external customers . . . . . .   $   408.8   $   26.3     $   435.1
Net investment income . . . . . . . . . . .       302.8       13.5         316.3
                                              ---------   --------     ---------
Segment revenues. . . . . . . . . . . . . .       711.6       39.8         751.4
Net realized investment and other gains
 (losses) . . . . . . . . . . . . . . . . .       (27.0)       2.2         (24.8)
                                              ---------   --------     ---------
Revenues. . . . . . . . . . . . . . . . . .       684.6       42.0         726.6
                                              =========   ========     =========
NET INCOME:
Segment after-tax operating income. . . . .       128.8        1.5         130.3
Net realized investment and other gains
 (losses) . . . . . . . . . . . . . . . . .       (17.5)       1.4         (16.1)
Cumulative effect of accounting change,
 net of tax . . . . . . . . . . . . . . . .        (6.2)      (0.3)         (6.5)
                                              ---------   --------     ---------
Net income. . . . . . . . . . . . . . . . .       105.1        2.6         107.7
                                              =========   ========     =========
SUPPLEMENTAL INFORMATION:
Equity in net income of investees
 accounted for by the equity method . . . .         8.6        0.2           8.8
Carrying value of investments accounted
 for by the equity method . . . . . . . . .       103.1        7.4         110.5
Amortization of deferred policy
 acquisition costs. . . . . . . . . . . . .        90.1       14.7         104.8
Income tax expense. . . . . . . . . . . . .        55.3        0.5          55.8
Segment assets. . . . . . . . . . . . . . .    12,256.6    1,638.8      13,895.4
NET REALIZED INVESTMENT AND OTHER GAINS
 (LOSSES) DATA:
Net realized investment and other gains
 (losses) . . . . . . . . . . . . . . . . .       (34.0)       3.8         (30.2)
Less amortization of deferred policy
 acquisition costs related to net
 realized investment and other gains
 (losses) . . . . . . . . . . . . . . . . .         7.0       (1.6)          5.4
                                              ---------   --------     ---------
Net realized investment and other gains
 (losses), net of related amortization
 of deferred policy acquisition costs --
 per consolidated financial statements. . .       (27.0)       2.2         (24.8)
Less income tax effect. . . . . . . . . . .         9.5       (0.8)          8.7
                                              ---------   --------     ---------
Net realized investment and other gains
 (losses), net-after-tax adjustment made
 to calculate segment operating income. . .   $   (17.5)  $    1.4     $   (16.1)
                                              =========   ========     =========

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 9 -- SEGMENT INFORMATION -- (CONTINUED)

                                                          ASSET
YEAR ENDED DECEMBER 31, 2002                PROTECTION  GATHERING   CONSOLIDATED
------------------------------------------  ----------  ---------  --------------
                                                       (IN MILLIONS)
REVENUES:
Revenue from external customers . . . . .   $   384.2   $   31.6     $   415.8
Net investment income . . . . . . . . . .       266.8        3.3         270.1
                                            ---------   --------     ---------
Segment revenues. . . . . . . . . . . . .   $   651.0   $   34.9     $   685.9
Net realized investment and other gains
 (losses) . . . . . . . . . . . . . . . .       (20.4)      (0.4)        (20.8)
                                            ---------   --------     ---------
Revenues. . . . . . . . . . . . . . . . .   $   630.6   $   34.5     $   665.1
                                            =========   ========     =========
NET INCOME:
Segment after-tax operating income. . . .       140.2       (8.1)        132.1
Net realized investment and other gains
 (losses) . . . . . . . . . . . . . . . .       (12.9)      (0.2)        (13.1)
Class action lawsuit. . . . . . . . . . .        (4.5)        --          (4.5)
Restructuring charges . . . . . . . . . .         0.3         --           0.3
                                            ---------   --------     ---------
Net income. . . . . . . . . . . . . . . .   $   123.1   $   (8.3)    $   114.8
                                            =========   ========     =========
SUPPLEMENTAL INFORMATION:
Equity in net income of investees
 accounted for by the equity method . . .   $     4.2   $     --     $     4.2
Carrying value of investments accounted
 for by the equity method . . . . . . . .        50.1        1.7          51.8
Amortization of deferred policy
 acquisition costs. . . . . . . . . . . .        28.8       31.2          60.0
Income tax expense. . . . . . . . . . . .        65.3       (6.9)         58.4
Segment assets. . . . . . . . . . . . . .   $10,325.3   $1,516.2     $11,841.5
NET REALIZED INVESTMENT AND OTHER GAINS
 (LOSSES) DATA:
Net realized investment and other gains
 (losses) . . . . . . . . . . . . . . . .   $   (27.9)  $   (0.4)    $   (28.3)
Less amortization of deferred policy
 acquisition costs related to net realized
 investment and other gains (losses). . .         7.5         --           7.5
                                            ---------   --------     ---------
Net realized investment and other gains
 (losses), net of related amortization of
 deferred policy acquisition costs -- per
 consolidated financial statements. . . .       (20.4)      (0.4)        (20.8)
Less income tax effect. . . . . . . . . .         7.5        0.2           7.7
                                            ---------   --------     ---------
Net realized investment and other gains
 (losses), net-after-tax adjustment made
 to calculate segment operating income. .   $   (12.9)  $   (0.2)    $   (13.1)
                                            =========   ========     =========

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 9 -- SEGMENT INFORMATION -- (CONTINUED)

                                                          ASSET
YEAR ENDED DECEMBER 31, 2001                PROTECTION  GATHERING   CONSOLIDATED
------------------------------------------  ----------  ---------  --------------
                                                       (IN MILLIONS)
REVENUES:
Revenues from external customers. . . . .   $  385.1    $   64.4     $   449.5
Net investment income . . . . . . . . . .      229.2        (2.2)        227.0
                                            --------    --------     ---------
Segment revenues. . . . . . . . . . . . .   $  614.3    $   62.2     $   676.5
Net realized investment and other gains
 (losses) . . . . . . . . . . . . . . . .       (9.0)         --          (9.0)
                                            --------    --------     ---------
Revenues. . . . . . . . . . . . . . . . .   $  605.3    $   62.2     $   667.5
                                            ========    ========     =========
NET INCOME:
Segment after-tax operating income. . . .   $  130.0    $   22.2     $   152.2
Net realized investment and other gains
 (losses) . . . . . . . . . . . . . . . .       (5.6)         --          (5.6)
Surplus tax . . . . . . . . . . . . . . .        9.1          --           9.1
Class action lawsuit. . . . . . . . . . .       (9.2)         --          (9.2)
Cumulative effect of accounting change,
 net of tax . . . . . . . . . . . . . . .       (1.6)         --          (1.6)
                                            --------    --------     ---------
Net income. . . . . . . . . . . . . . . .   $  122.7    $   22.2     $   144.9
                                            ========    ========     =========
SUPPLEMENTAL INFORMATION:
Equity in net income of investees
 accounted for by the equity method . . .   $    2.7          --     $     2.7
Carrying value of investments accounted
 for by the equity method . . . . . . . .       27.7          --          27.7
Amortization of deferred policy
 acquisition costs. . . . . . . . . . . .       46.6    $   20.5          67.1
Income tax expense. . . . . . . . . . . .       54.8         7.4          62.2
Segment assets. . . . . . . . . . . . . .   $9,995.5    $1,717.7     $11,713.2
NET REALIZED INVESTMENT AND OTHER GAINS
 (LOSSES) DATA:
Net realized investment and other gains
 (losses) . . . . . . . . . . . . . . . .   $  (10.5)         --     $   (10.5)
Less amortization of deferred policy
 acquisition costs related to net realized
 investment and other gains (losses). . .        1.5          --           1.5
                                            --------    --------     ---------
Net realized investment and other gains
 (losses), net of related amortization of
 deferred policy acquisition costs -- per
 consolidated financial statements. . . .       (9.0)         --          (9.0)
Less income tax effect. . . . . . . . . .        3.4          --           3.4
                                            --------    --------     ---------
Net realized investment and other gains
 (losses), net-after-tax adjustment made
 to calculate segment operating income. .   $   (5.6)         --     $    (5.6)
                                            ========    ========     =========


The Company operates only in the United States. The Company has no reportable major customers and revenues are attributed to countries based on the location of customers.

NOTE 10 -- FAIR VALUE OF FINANCIAL INSTRUMENTS

The following discussion outlines the methodologies and assumptions used to determine the fair value of the Company's financial instruments. The aggregate fair value amounts presented below do not represent the underlying value of the Company and, accordingly, care should be exercised in drawing conclusions about the Company's business or financial condition based on the fair value information presented below.

The following methods and assumptions were used by the Company to determine the fair values of its financial instruments:

  The fair value for equity securities is based on quoted market prices.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 10 -- FAIR VALUE OF FINANCIAL INSTRUMENTS -- (CONTINUED)

  The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses using interest rates adjusted to reflect the credit characteristics of the loans. Mortgage loans with similar characteristics and credit risks are aggregated into qualitative categories for purposes of the fair value calculations. Fair values for impaired mortgage loans are measured based either on the present value of expected future cash flows discounted at the loan's effective interest rate or the fair value of the underlying collateral for loans that are collateral dependent.

  The carrying values for policy loans, short-term investments, and cash and cash equivalents approximates their respective fair values.

  The fair value for fixed-rate deferred annuities is the account value adjusted for current market interest rates. Fair values for immediate annuities without life contingencies and supplementary contracts without life contingencies are estimated based on discounted cash flow calculations using current market rates.

  The Company's derivatives include futures contracts, interest rate swap, cap and floor agreements, swaptions, currency rate swap agreements and equity collar agreements. Fair values for these contracts are based on current settlement values. These values are based on quoted market prices for the financial futures contracts and brokerage quotes that utilize pricing models or formulas using current assumptions for all swaps and other agreements.

  The fair value for commitments approximates the amount of the outstanding commitment.

The following tables present the carrying amounts and fair values of the Company's financial instruments:

                                                    DECEMBER 31,
                                       --------------------------------------
                                              2003                2002
                                       ------------------  ------------------
                                       CARRYING    FAIR    CARRYING     FAIR
                                        VALUE     VALUE     VALUE      VALUE
                                       --------  --------  --------  ----------
                                                   (IN MILLIONS)
ASSETS:
Fixed maturities:
 Held-to-maturity. . . . . . . . . .   $   78.7  $   78.8  $   83.8   $   83.3
 Available-for-sale. . . . . . . . .    3,786.9   3,786.9   3,011.3    3,011.3
Equity securities:
 Available-for-sale. . . . . . . . .       41.7      41.7      11.9       11.9
Mortgage loans on real estate. . . .      883.0     943.4     668.4      718.8
Policy loans . . . . . . . . . . . .      370.9     370.9     359.4      359.4
Short-term investments . . . . . . .       10.1      10.1       0.1        0.1
Cash and cash equivalents. . . . . .       67.7      67.7     202.9      202.9
Derivatives:
 Interest rate swap agreements . . .        4.4       4.4       3.7        3.7
 Interest rate cap agreements. . . .        1.1       1.1       1.4        1.4
 Interest rate floor agreements. . .       12.6      12.6      14.2       14.2
 Equity collar agreements. . . . . .        0.1       0.1       0.3        0.3
LIABILITIES:
Fixed rate deferred and immediate
 annuities . . . . . . . . . . . . .   $  276.6  $  281.1  $  203.6   $  186.7
Derivatives:
 Interest rate swap agreements . . .       54.8      54.8      59.0       59.0
Commitments. . . . . . . . . . . . .         --     229.7        --       93.3

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 11 -- VALUE OF BUSINESS ACQUIRED

The Company's purchased intangible assets include the value of business acquired
(VOBA). The present value of estimated future profits of insurance policies in force related to businesses acquired is recorded as VOBA.

The following tables set forth certain summarized financial information relating to the Company's VOBA as of the dates and periods indicated.

                                                                                ACCUMULATED
                                                             GROSS CARRYING    AMORTIZATION       NET CARRYING
                                                                AMOUNT       AND OTHER CHANGES      AMOUNT
                                                            ---------------  -----------------  ---------------
                                                                              (IN MILLIONS)
DECEMBER 31, 2003
Amortizable intangible assets:
 VOBA . . . . . . . . . . . . . . . . . . . . . . . . . .        $25.0            $(22.7)            $2.3
DECEMBER 31, 2002
Amortizable intangible assets:
 VOBA . . . . . . . . . . . . . . . . . . . . . . . . . .         25.0             (19.0)             6.0



                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                ---------------------------------
                                                   2003        2002         2001
                                                ----------  ----------  ------------
                                                          (IN MILLIONS)
AGGREGATE AMORTIZATION EXPENSE
VOBA amortization, net of tax of $0.3
 million,  $0.4 million and $0.6 million. . .      $0.6        $0.7         $1.0




                                                                                   TAX EFFECT     NET EXPENSE
                                                                                  -------------  -------------
ESTIMATED FUTURE AGGREGATE AMORTIZATION EXPENSE FOR THE YEARS ENDED DECEMBER 31,        (IN MILLIONS)
2004. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             0.2           0.4
2005. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             0.2           0.4
2006. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             0.2           0.4
2007. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             0.2           0.4
2008. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             0.2           0.4

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 11 -- VALUE OF BUSINESS ACQUIRED -- (CONTINUED)

The changes in the carrying value of VOBA, presented for each business segment, for the periods indicated, are as follows:

                                                        ASSET
                                          PROTECTION  GATHERING   CONSOLIDATED
                                          ----------  ---------  --------------
                                                     (IN MILLIONS)
VOBA balance at January 1, 2002 . . . .     $ 7.2         --         $ 7.2
Amortization and other changes during
 2002:                                                    --
 Amortization . . . . . . . . . . . . .      (1.1)        --          (1.1)
 Adjustment to unrealized gains on
  securities available-for-sale . . . .      (0.1)        --          (0.1)
                                            -----                    -----
VOBA balance at December 31, 2002 . . .     $ 6.0         --         $ 6.0
                                            =====                    =====


                                                        ASSET
                                          PROTECTION  GATHERING   CONSOLIDATED
                                          ----------  ---------  --------------
                                                     (IN MILLIONS)
VOBA balance at January 1, 2003 . . . .     $ 6.0         --         $ 6.0
Amortization and other changes during
 2003:                                                    --
Amortization. . . . . . . . . . . . . .      (0.9)        --          (0.9)
Adjustment to unrealized gains on
 securities available-for-sale. . . . .      (2.8)        --          (2.8)
                                            -----                    -----
VOBA balance at December 31, 2003 . . .     $ 2.3         --         $ 2.3
                                            =====                    =====

                           NOTICE TO EXISTING OWNERS
                           -------------------------



  Prospectuses for policies or contracts often undergo certain changes in their terms from year to year to reflect changes in the policies or contracts. The changes include such things as the liberalization of benefits, the exercise of rights reserved under the policy or contract and the alteration of administrative procedures. Any such change may or may not apply to policies or
                                                ----------
contracts issued prior to the effective date of the change. This product prospectus reflects the status of the product as of May 1, 2004. Therefore, this prospectus may contain information that is inapplicable to your policy or contract. You should consult your policy or contract to verify whether any particular provision applies to you. In the event of any conflict between this prospectus and your policy or contract, the terms of your policy or contract will control.


Evergreen Sup 1 (4/04)

                            PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

(A)  FINANCIAL STATEMENTS.

1.        Condensed Financial Information. (Part A)

2. Statement of Assets and Liabilities, John Hancock Variable Annuity Account I. (Part B)

3.        Statement of Operations, John Hancock Variable Annuity Account I.
          (Part B)

4. Statement of Changes in Net Assets, John Hancock Variable Annuity Account I. (Part B)

5.        Notes to Financial Statements, John Hancock Variable Annuity Account
          I. (Part B)

6. Consolidated Balance Sheets, John Hancock Variable Life Insurance Company. (Part B)

7. Consolidated Statements of Income, John Hancock Variable Life Insurance Company. (Part B)

8. Consolidated Statements of Changes in Shareholder's Equity and Comprehensive Income, John Hancock Variable Life Insurance Company. (Part B)

9. Consolidated Statement of Cash Flows, John Hancock Variable Life Insurance Company. (Part B)

10. Notes to Consolidated Financial Statements, John Hancock Variable Life Insurance Company. (Part B)

(B)  EXHIBITS:

1. John Hancock Variable Life Insurance Company Board Resolution establishing the John Hancock Variable Annuity Account I, dated June 15, 1994, is incorporated by reference to Registration Statement of File 333-16949, filed on November 27, 1996.

2.        Not Applicable.

3. (a) Form of Distribution and Servicing Agreement by Signator Investors, Inc. (formerly known as "John Hancock Distributors, Inc."), John Hancock Life Insurance Company (formerly known as "John Hancock Mutual Life Insurance Company"), and John Hancock Variable Life Insurance Company, incorporated by reference from Pre-Effective Amendment No. 2 to Form S-6 Registration Statement for John Hancock Variable Life Account S (File No. 333-15075) filed April 23, 1997.

     (b) Specimen Variable Contracts Selling Agreement between Signator Investors, Inc., and selling broker-dealers, incorporated herein by reference to Post-Effective Amendment Number 5 to File 333-16949, filed on Form N-4 on November 17, 2000.

4. Form of periodic payment deferred annuity contract, incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement filed with the Commission on December 13, 1997.

5. Form of annuity contract application, incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement filed with the Commission on December 13, 1997.

6. (a) JHVLICO Certificate of Incorporation is incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement of File No. 33-79108, filed January 11, 1996.

     (b) JHVLICO By-laws is incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement of File No. 33-79108, filed January 11, 1996.

7.        Not Applicable.

8.        Not Applicable.

9. Opinion and Consent of Counsel incorporated by reference to the Registrant's Registration Statement filed with the Commission on August 10, 1994.

10.  (a)  Representation of counsel, filed herewith

     (b)  Consent of independent auditors, filed herewith.

     (c) Powers of Attorney for Michele G. Van Leer, Ronald J. Bocage, Todd G. Engelsen, Bruce M. Jones, Barbara L. Luddy, Daniel L. Ouellette, Robert R. Reitano and Paul Strong, are incorporated by reference from Post-Effective Amendment No. 6 to File 33-64945, filed on April 16, 2002. Powers of Attorney for Michael A. Bell and Dec Mullarkey, are incorporated by reference from Post-Effective Amendment No. 5 to File No. 333-76660, filed on October 11, 2002.

11.       Not Applicable.

12.       Not Applicable.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR at the time of filing.

Directors                                Positions with the Depositor
---------------------------------------  ---------------------------------------
Michael A. Bell                          Chairman of the Board
Michele G. Van Leer                      Vice Chairman of the Board and
                                         President
Ronald J. Bocage                         Director, Vice President and Counsel
Todd G. Engelsen                         Director and Vice President
Barbara L. Luddy                         Director, Vice President and Actuary
Dec Mullarkey                            Director and Vice President
Daniel L. Ouellette                      Director and Vice President
Robert R. Reitano                        Director, Vice President and Chief
                                         Investment Officer
Paul J. Strong                           Director, Vice President and
                                         Illustration Actuary

Executive Officers Other Than Directors
---------------------------------------
Peter Scavongelli                        Secretary
Julie H. Indge                           Treasurer
Barbara L. Luddy                         Vice President & Actuary
Rosalie M. Calabraro                     Assistant Secretary
Stephen J. Blewitt                       Vice President - Investment
George H. Braun                          Vice President - Investment
Diane M. Crisileo                        Vice President - Investment
Willma H. Davis                          Vice President - Investment
Mark W. Davis                            Vice President - Investment
Paul F. Hahesy                           Vice President - Investment
Scott S. Hartz                           Vice President - Investment
David Henderson                          Vice President - Investment
E. Kendall Hines, Jr.                    Vice President - Investment
Deborah H. McAneny                       Vice President - Investment
William McPadden                         Vice President - Investment
C. Bruce Metzler                         Vice President - Investment
Barry Nectow                             Vice President - Investment
Phillip J. Peters                        Vice President - Investment
Steven Mark Ray                          Vice President - Investment
Klaus O. Shigley                         Vice President - Appointed Actuary
Barry E. Welch                           Vice President - Investment
Antony P. Wood                           Vice President - Investment
Earl Baucom                              Controller
Patrick Gill                             Assistant Controller
Paula M. Pashko                          Assistant Controller
Kevin J. McWilliams                      Assistant Treasurer
Peter S. Mitsopoulos                     Assistant Treasurer

All of the above-named officers and directors can be contacted at the following business address: John Hancock Variable Life Insurance Company, John Hancock Place, P.O. Box 111, Boston, MA 02117.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Registrant is a separate account of JHVLICO, operated as a unit investment trust. Registrant supports benefits payable under JHVLICO's variable annuity contracts by investing assets allocated to various investment options in shares of John Hancock Variable Series Trust I (the "Trust"), which is a "series" type of mutual fund registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company. The Registrant and other separate accounts of John Hancock and JHVLICO own controlling interests of the Trust's outstanding shares. The purchasers of variable annuity and variable life insurance contracts, in connection with which the Trust is used, will have the opportunity to instruct John Hancock and JHVLICO with respect to the voting of the shares of the Series Fund held by Registrant as to certain matters. Subject to the voting instructions, JHVLICO directly controls Registrant.

The Depositor is controlled by John Hancock Financial Services, Inc. ("JHFS"). A list of persons controlled by JHFS is incorporated by reference to Exhibit 21.1 from the Annual Report filed on Form 10-K of File No. 1-15607, filed on March 15, 2004.

On the effective date of this Amendment to the Registration Statement, JHFS and its subsidiaries are controlled by Manulife Financial Corporation ("MFS"). A list of other persons controlled by MFS as of December 31, 2003 appears below:

                                                                                    Jurisdiction of
Affiliate                                                             % of Equity    Incorporation
----------------------------------------------------------------------------------------------------
Manulife Financial Corporation                                            100
                                                                                    Canada
   Jupiter Merger Corporation                                             100
                                                                                    Delaware
   The Manufacturers Life Insurance Company                               100
                                                                                    Canada
      Manulife Bank of Canada                                             100       Canada
      Manulife Financial Services Inc.                                    100       Canada
      Manulife Securities International Ltd.                              100       Canada
      Enterprise Capital Management Inc.                                   20       Ontario
      Cantay Holdings Inc.                                                100       Ontario
      FNA Financial Inc.                                                  100       Canada
         Elliot & Page Limited                                            100       Ontario
      NAL Resources Limited                                               100       Alberta
      3550435 Canada Inc.                                                 100       Canada
         MFC Insurance Company Limited                                    100       Canada
         FCM Holdings Inc.                                                100       Philippines
      Manulife Canada Ltd.                                                100       Canada
      1293319 Ontario Inc.                                                100       Ontario
      3426505 Canada Inc.                                                 100       Canada
      Canaccord Holdings Ltd.                                              12.82    British Columbia
      Manulife International Capital Corporation Limited                  100       Ontario
         Golf Town Canada Inc.                                             43.43    Canada
         Regional Power Inc.                                               80       Canada
                                                                           50       Philippines
                          Addalam Power Corporation/1/
         Avotus Corp.                                                      10.36    Canada
      First North American Insurance Company                              100       Canada
      JLOC Holding Company                                                 30       Cayman Islands
      Opportunity Finance Company                                          30       Cayman Islands
      Resolute Energy Inc.                                                 11.62    Alberta
      Seamark Asset Management Ltd.                                        35.01    Canada
      NAL Resources Management Limited                                    100       Canada
         1050906 Alberta Ltd.                                             100       Alberta
      PK Liquidating Company II, LLC                                       18       Delaware
      PK Liquidating Company I, LLC                                        18.66    Delaware
      Micro Optics Design Corporation                                      17.69    Nevada
      Innova LifeSciences Corporation                                      15.6     Ontario
      2015401 Ontario Inc.                                                100       Ontario
      2015500 Ontario Inc.                                                100       Ontario
      MFC Global Investment Management (U.S.A.) Limited                   100       Canada
      Cavalier Cable, Inc./2/                                              78       Delaware
      2024385 Ontario Inc.                                                100       Ontario
      NALC Holdings Inc./3/                                                50       Ontario
      Manulife Holdings (Alberta) Limited                                 100       Alberta
         Manulife Holdings (Delaware) LLC                                 100       Delaware
            The Manufacturers Investment Corporation                      100       Michigan
               Manulife Reinsurance Limited                               100       Bermuda
                  Manulife Reinsurance (Bermuda) Limited                  100       Bermuda
               The Manufacturers Life Insurance Company (U.S.A.)          100       Michigan
                                                                          100       Colorado
                  ManuLife Service Corporation
                  Manulife Financial Securities LLC                       100       Delaware
                  Manufacturers Securities Services, LLC/4/                60       Delaware
                  The Manufacturers Life Insurance Company of
                   New York                                               100       New York
                  The Manufacturers Life Insurance Company of
                   America                                                100       Michigan
                                                                           15.41    Delaware
                  Aegis Analytic Corporation
                  Manulife Property Management of Washington, D.C.,
                   Inc.                                                   100       Wash., D.C.
                  ESLS Investment Limited, LLC                             25       Ohio
                  Polymerix Corporation                                    11.4     Delaware

                                                                                    Jurisdiction of
Affiliate                                                             % of Equity    Incorporation
----------------------------------------------------------------------------------------------------
                  Ennal, Inc.                                             100       Delaware
                  Avon Long Term Care Leaders LLC                         100       Delaware
                  TissueInformatics Inc.                                   14.71    Delaware
                  Ironside Venture Partners I LLC                         100       Delaware
                     NewRiver Investor Communications Inc.                 11.29    Delaware
                  Ironside Venture Partners II LLC                        100       Delaware
                  Flex Holding, LLC                                        27.7     Delaware
                     Flex Leasing I, LLC                                   99.99    Delaware
                  Manulife Leasing Co., LLC                                80
                                                                                    Delaware
                  Dover Leasing Investments, LLC                           99       Delaware
                  MCC Asset Management, Inc.                              100       Delaware
      MFC Global Fund Management (Europe) Limited                         100       England
         MFC Global Investment Management (Europe) Limited                100       England
      WT (SW) Properties Ltd.                                             100       England
      Manulife Europe Ruckversicherungs-Aktiengesellschaft                100       Germany
      Manulife International Holdings Limited                             100       Bermuda
         Manulife Provident Funds Trust Company Limited                   100       Hong Kong
         Manulife Asset Management (Asia) Limited                         100       Barbados
            P.T. Manulife Aset Manajemen Indonesia                         85       Indonesia
            Manulife Asset Management (Hong Kong) Limited                 100       Hong Kong
         Manulife (International) Limited                                 100       Bermuda
            Manulife-Sinochem Life Insurance Co. Ltd.                      51       China
            The Manufacturers (Pacific Asia) Insurance Company
             Limited                                                      100       Hong Kong
                                                                          100       Hong Kong
                          Manulife Consultants Limited
                                                                          100       Hong Kong
                     Manulife Financial Shareholdings Limited
            Manulife Financial Management Limited                         100       Hong Kong
            Manulife Financial Group Limited                              100       Hong Kong
            Manulife Financial Investment Limited                         100       Hong Kong
      Manulife (Vietnam) Limited                                          100       Vietnam
      The Manufacturers Life Insurance Co. (Phils.), Inc.                 100       Philippines
         FCM Plans, Inc.                                                  100       Philippines
         Manulife Financial Plans, Inc.                                   100       Philippines
      P.T. Asuransi Jiwa Manulife Indonesia                                71       Indonesia
         P.T. Buanadaya Sarana Informatika                                100       Indonesia
                                                                          100       Indonesia
                      P.T. Asuransi Jiwa Arta Mandiri Prima
                                                                          100       Indonesia
                      P.T. Zurich Life Insurance Company
                                                                          100       Indonesia
                      P.T. ING Life Insurance Indonesia
      Manulife (Singapore) Pte. Ltd.                                      100       Singapore
      Manulife Holdings (Bermuda) Limited                                 100       Bermuda
            Manulife Management Services Ltd.                             100       Barbados
            Manufacturers P&C Limited                                     100       Barbados
                                                                          100       Barbados
                     Manufacturers Life Reinsurance Limited
      Manulife European Holdings 2003 (Alberta) Limited                   100       Alberta
         Manulife European Investments (Alberta) Limited                  100       Alberta
            Manulife Hungary Holdings Limited./5/                          99       Hungary
      MLI Resources Inc.                                                  100       Alberta
         Manulife Life Insurance Company/6/                                35       Japan
         Manulife Century Investments (Bermuda) Limited                   100       Bermuda
            Manulife Century Investments (Luxembourg) S.A.                100       Luxembourg
               Manulife Century Investments (Netherlands) B.V.            100       Netherlands
                  Daihyaku Manulife Holdings (Bermuda) Limited            100       Bermuda
                  Manulife Century Holdings (Netherlands) B.V.            100       Netherlands
                     Kyoritsu Confirm Co., Ltd./7/                         90.9     Japan
                     Manulife Premium Collection Co., Ltd./8/              57       Japan
                     Y.K. Manulife Properties Japan                       100       Japan
      Manulife Holdings (Hong Kong) Limited                               100       Hong Kong
                                                                          100       Malaysia
      Manulife (Malaysia) SDN.BHD.
                                                                          100       Hong Kong
      Manulife Financial Systems (Hong Kong) Limited
      Manulife Data Services Inc.                                         100       Barbados

/1/  Inactive subsidiaries are noted in italics.
/2/ 22% of Cavalier Cable, Inc. is owned by The Manufacturers Life Insurance Company (U.S.A.).

/3/  50% of NALC Holdings Inc. is owned by 2015500 Ontario Inc.
/4/ 40% of Manufacturers Securities Services, LLC is owned by The Manufacturers Life Insurance Company of New York.
/5/  1% of Manulife Hungary Holdings Limited is owned by MLI Resources Inc.
/6/ 32.6% of Manulife Life Insurance Company is owned by Manulife Century Investments (Netherlands) B.V. and 32.4% is owned by Manulife Century Holdings (Netherlands) B.V.
/7/ 9.1% of Kyoritsu Confirm Co., Ltd. is owned by Manulife Life Insurance Company.
/8/ 33% of Manulife Premium Collection Co., Ltd. is owned by Manulife Century Holdings (Netherlands) B.V. and 10% by Manulife Life Insurance Company.

ITEM 27. NUMBER OF CONTRACT OWNERS

Registrant had 27,078 Contract Owners as of March 1, 2004.

ITEM 28. INDEMNIFICATION

Pursuant to Article X of the Company's By-Laws and Section 67 of the Massachusetts Business Corporation Law, the Company indemnifies each director, former director, officer, and former officer, and his heirs and legal representatives from liability incurred or imposed in connection with any legal action in which he may be involved by reason of any alleged act or omission as an officer or a director of the Company.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Securities Act") may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that, in the opinion of the Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Signator Investors, Inc. is the principal underwriter for the Fund, John Hancock Variable Annuity Accounts, I, JF, U, V, and H, and John Hancock Variable Life Accounts S, U, V, and UV.

(b)  OFFICERS / DIRECTORS of SIGNATOR INVESTORS, INC. at the time of filing.

NAME                          TITLE
---------------------         ---------------------------------
James M. Morris, II           Chairman, CEO and Director
Wendy A. Benson               President, COO and Director
Jude A. Curtis                Executive Vice President Director
Katherine P. Klingler         Vice President
Richard A. Brown              Treasurer
Grant D. Ward                 Secretary/Clerk
Michael A. Bell               Director
Wayne A. Budd                 Director
Ronald J. McHugh              Director
Daniel L. Ouellette           Director
William H. Palmer             Director
Francis J. Taft               Director

----------
All of the above-named officers and directors can be contacted at the following business address: Signator Investors, Inc., 197 Clarendon Street, C-8-8, Boston, MA 02117.

(c) The information under "Distribution" in the statement of additional information, forming a part of this registration statement, is incorporated herein by reference.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The following entities prepare, maintain, and preserve the records required by
Section 31 (a) of the Act for the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the Rules and Regulations of the Commission under the Act and such records will be surrendered promptly on request:

Signator Investors, Inc., John Hancock Place, Boston, Massachusetts 02117, serves as Registrant's distributor and principal underwriter, and, in such capacities, keeps records regarding shareholders account records, cancelled stock certificates. JHVLICO (at the same address), in its capacity as Registrant's depositor, and John Hancock (at the same address), in its capacities as Registrant's investment adviser, transfer agent, keep all other records required by Section 31 (a) of the Act.

ITEM 31. MANAGEMENT SERVICES

Not applicable.

ITEM 32. UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include as part of any application to purchase a Contract offered by the prospectus a space that an applicant can check to request a Statement of Additional Information, or to provide a toll-free telephone number that applicants may call for this purpose.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

(d) Registrant represents that, in connection with the sale of the Contracts offered pursuant to this Registration Statement, it has complied with the conditions of the SEC no-action letter regarding the purchase of variable annuity contracts under retirement plans meeting the requirements of
     Section 403(b) of the Internal Revenue Code (American Council of Life Insurance (pub. avail. Nov. 28, 1988)). Specifically, Registrant (1) has included appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in the prospectus; (2) will include appropriate disclosure regarding the redemption restrictions imposed by
     Section 403(b)(11) in any sales literature used in connection with the offer of the Contracts; (3) will instruct sales representatives specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of potential plan participants; and (4) will obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (a) the restrictions on redemptions imposed by Section 403(b)(11) and the (b) the investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his Accumulated Value or Surrender Value.

(e) John Hancock Life Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the John Hancock Variable Life Insurance Company has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, in the City of Boston and the Commonwealth of Massachusetts, on April 30, 2004.

                                          ON BEHALF OF REGISTRANT

                                          JOHN HANCOCK VARIABLE ANNUITY
                                          ACCOUNT I (REGISTRANT)

                                          JOHN HANCOCK VARIABLE LIFE
                                          INSURANCE COMPANY


                                          By: /s/ MICHELE G. VAN LEER
                                              ----------------------------------
                                              Michele G. Van Leer
                                              Vice Chairman and President

                                          JOHN HANCOCK VARIABLE LIFE INSURANCE
                                          COMPANY (DEPOSITOR)


                                          By:  /s/ MICHELE G. VAN LEER
                                              ----------------------------------
                                              Michele G. Van Leer
                                              Vice Chairman and President


Attest: /s/ PETER SCAVONGELLI
        -----------------------
        Peter Scavongelli
        Secretary

          Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities with John Hancock Variable Life Insurance Company and on the dates indicated.

Signatures                      Title                             Date
------------------------------  --------------------------------  --------------

/s/ EARL BAUCOM                 Controller
------------------------------  (Principal Accounting Officer)    April 30, 2004
Earl W. Baucom


/s/ JULIE H. INDGE              Treasurer
------------------------------  (Principal Financial Officer)     April 30, 2004
Julie H. Indge


                                Vice Chairman of the Board and
/s/ MICHELE G. VAN LEER         President
------------------------------  (Acting Principal Executive       April 30, 2004
                                Officer)
Michele G. Van Leer
for herself and as
Attorney-in-Fact
For:

Michael A. Bell          Chairman of the Board
Ronald J. Bocage         Director
Todd G. Engelsen         Director
Barbara L. Luddy         Director
Dec Mullarkey            Director
Daniel L. Ouellette      Director
Robert R. Reitano        Director
Paul Strong              Director

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto fixed and attested, all in the city of Boston and Commonwealth of Massachusetts on the 30th day of April, 2004.

                             ON BEHALF OF REGISTRANT

                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I
                                  (REGISTRANT)

                                   John Hancock Variable Life Insurance Company


                                   By:  /s/ MICHELE G. VAN LEER
                                        ----------------------------------------
                                        Michele G. Van Leer
                                        Vice Chairman and President

                                   John Hancock Variable Life Insurance Company
                                                 (DEPOSITOR)


                                   By:  /s/ MICHELE G. VAN LEER
                                        ----------------------------------------
                                        Michele G. Van Leer
                                        Vice Chairman and President


Attest:  /s/ PETER SCAVONGELLI
         ----------------------
         Peter Scavongelli
         Secretary

                                INDEX TO EXHIBITS

                                    FORM N-4

                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

Exhibits
-------------

Item 24.10(a)    Representation of Counsel
Item 24.10(b)    Consent of Independent Auditors